UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:           811-08918

HC Capital Trust

(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428

(Address of principal executive offices)                     (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-9596

Date of fiscal year end: June 30

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 93.58%
	Aerospace & Defense — 2.44%
17,725	General Dynamics Corp.	$1,931
26,523	Honeywell International, Inc.	2,460
15,402	Lockheed Martin Corp.	2,514
19,258	Raytheon Co.	1,902
47,321	The Boeing Co.	5,939
		14,746
	Air Freight & Logistics — 0.57%
8,989	C.H. Robinson Worldwide, Inc.	471
30,522	United Parcel Service, Inc., Class - B	2,972
		3,443
	Airlines — 0.25%
1,976	Copa Holdings SA, Class - A	287
34,400	Delta Air Lines, Inc.	1,192
		1,479
	Auto Components — 0.97%
51,654	Johnson Controls, Inc.	2,443
12,500	Lear Corp.	1,047
28,800	TRW Automotive Holdings Corp. (a)	2,351
		5,841
	Automobiles — 1.92%
578,845	Ford Motor Co.	9,030
73,710	General Motors Co.	2,537
		11,567
	Banks — 6.50%
618,900	Bank of America Corp.	10,645
2,820	Bank of Hawaii Corp.	171
3,836	BankUnited, Inc.	133
41,636	BB&T Corp.	1,673
1,580	BOK Financial Corp.	109
91,800	CIT Group, Inc.	4,500
170,300	Citigroup, Inc.	8,106
3,246	Cullen/Frost Bankers, Inc.	252
12,527	Fulton Financial Corp.	158
48,649	JPMorgan Chase & Co.	2,953
7,653	M&T Bank Corp.	928
33,500	PNC Financial Services Group, Inc.	2,915
11,806	Valley National Bancorp	123
131,356	Wells Fargo & Co.	6,534
		39,200
	Beverages — 1.46%
12,096	Dr. Pepper Snapple Group, Inc.	659
8,286	Molson Coors Brewing Co., Class - A	488
36,279	PepsiCo, Inc.	3,029
120,252	The Coca-Cola Co.	4,649
		8,825
	Biotechnology — 0.32%
29,000	Theravance, Inc. (a)	897
14,400	Vertex Pharmaceuticals, Inc. (a)	1,019
		1,916
	Capital Markets — 1.43%
17,429	Ares Capital Corp.	307
755	Artisan Partners Asset Management, Inc.	49
7,749	BlackRock, Inc., Class - A	2,437
7,114	Eaton Vance Corp.	271
5,858	Federated Investors, Inc., Class - B	179
16,300	Goldman Sachs Group, Inc.	2,671
26,383	Invesco Ltd.	977
7,590	Lazard Ltd., Class - A	357
20,750	Northern Trust Corp.	1,360
		8,608
	Chemicals — 2.98%
12,357	Air Products & Chemicals, Inc.	1,471
44,682	E.I. du Pont de Nemours & Co.	2,997
1,244	Kronos Worldwide, Inc.	21
67,271	LyondellBasell Industries NV, Class - A	5,983
23,687	Monsanto Co.	2,695
4,344	Rockwood Holdings, Inc.	323
7,853	RPM, Inc.	329
59,230	The Dow Chemical Co.	2,878
22,050	The Mosaic Co.	1,103
2,688	The Scotts Miracle-Gro Co.	165
		17,965
	Commercial Services & Supplies — 0.51%
6,768	Covanta Holding Corp.	122
10,125	Iron Mountain, Inc.	279
4,496	KAR Auction Services, Inc.	136
11,966	Pitney Bowes, Inc.	311
11,463	R.R. Donnelley & Sons Co.	205
16,032	Republic Services, Inc., Class - A	548
10,864	The ADT Corp.	325
27,699	Waste Management, Inc.	1,166
		3,092
	Communications Equipment — 1.57%
171,400	Brocade Communications Systems, Inc. (a)	1,819
225,384	Cisco Systems, Inc.	5,051
35,802	Harris Corp.	2,619
		9,489
	Construction & Engineering — 0.19%
24,800	URS Corp.	1,167

	Consumer Finance — 2.54%
115,100	Capital One Financial Corp.	8,881
59,800	Discover Financial Services	3,480
121,178	SLM Corp.	2,966
		15,327
	Containers & Packaging — 0.43%
5,919	Avery Dennison Corp.	300
6,112	Bemis Co., Inc.	240
1,869	Greif, Inc., Class - A	98
10,506	MeadWestvaco Corp.	395
26,437	Owens-Illinois, Inc. (a)	894
5,809	Packaging Corp. of America	409
6,015	Sonoco Products Co.	247
		2,583
	Distributors — 0.13%
9,192	Genuine Parts Co.	798

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Consumer Services — 0.08%
16,142	H&R Block, Inc.	$487

	Diversified Financial Services — 0.71%
18,804	CME Group, Inc.	1,392
80,100	ING US, Inc.	2,905
		4,297
	Diversified Telecommunication Services — 1.59%
86,215	AT&T, Inc.	3,024
41,079	BCE, Inc.	1,773
36,118	CenturyLink, Inc.	1,186
59,104	Frontier Communications Corp.	337
63,199	Verizon Communications, Inc.	3,006
35,206	Windstream Holdings, Inc.	290
		9,616
	Electric Utilities — 1.78%
6,551	American Electric Power, Inc.	332
9,510	Duke Energy Corp.	677
82,291	Edison International	4,659
2,407	Entergy Corp.	161
75,381	Exelon Corp.	2,530
5,876	FirstEnergy Corp.	200
1,709	Great Plains Energy, Inc.	46
1,493	Hawaiian Electric Industries, Inc.	38
5,720	NextEra Energy, Inc.	547
4,475	Northeast Utilities	204
2,792	OGE Energy Corp.	103
3,730	Pepco Holdings, Inc.	76
1,680	Pinnacle West Capital Corp.	92
8,512	PPL Corp.	282
11,727	The Southern Co.	515
1,941	Westar Energy, Inc.	68
6,701	Xcel Energy, Inc.	203
		10,733
	Electrical Equipment — 0.82%
28,075	Eaton Corp. PLC	2,109
42,657	Emerson Electric Co.	2,849
		4,958
	Energy Equipment & Services — 1.58%
18,700	Cameron International Corp. (a)	1,155
119,750	Halliburton Co.	7,052
5,624	Helmerich & Payne, Inc.	605
20,960	Seadrill Ltd.	737
		9,549
	Food & Staples Retailing — 2.81%
57,500	CVS Caremark Corp.	4,304
35,206	Sysco Corp.	1,272
192,400	The Kroger Co.	8,399
38,705	Wal-Mart Stores, Inc.	2,958
		16,933
	Food Products — 1.47%
39,092	Archer-Daniels-Midland Co.	1,696
10,415	Campbell Soup Co.	467
24,718	ConAgra Foods, Inc.	767
38,257	General Mills, Inc.	1,983
4,597	Ingredion, Inc.	313
15,421	Kellogg Co.	967
35,265	Kraft Foods Group, Inc.	1,979
2,288	Pinnacle Foods, Inc.	68
6,365	The J.M. Smucker Co.	619
		8,859
	Gas Utilities — 0.43%
1,544	AGL Resources, Inc.	76
1,373	Atmos Energy Corp.	65
2,112	Questar Corp.	50
52,634	UGI Corp.	2,400
		2,591
	Health Care Equipment & Supplies — 2.60%
77,607	Abbott Laboratories	2,989
66,804	Baxter International, Inc.	4,915
21,602	Covidien PLC	1,591
94,500	Medtronic, Inc.	5,815
8,450	ResMed, Inc.	378
		15,688
	Health Care Providers & Services — 1.31%
46,900	Aetna, Inc.	3,516
32,505	Health Net, Inc. (a)	1,105
8,629	Quest Diagnostics, Inc.	500
33,600	UnitedHealth Group, Inc.	2,755
		7,876
	Hotels, Restaurants & Leisure — 1.27%
24,781	Carnival Corp.	938
7,702	Darden Restaurants, Inc.	391
14,611	International Game Technology	205
23,189	Las Vegas Sands Corp.	1,873
30,889	McDonald's Corp.	3,028
2,081	Seaworld Entertainment, Inc.	63
3,913	Six Flags Entertainment Corp.	157
4,784	Wynn Resorts Ltd.	1,063
		7,718
	Household Durables — 0.50%
7,270	Garmin Ltd.	402
8,471	Leggett & Platt, Inc.	276
105,900	PulteGroup, Inc.	2,033
3,145	Tupperware Brands Corp.	263
		2,974
	Household Products — 1.54%
46,928	Colgate-Palmolive Co.	3,044
22,820	Kimberly-Clark Corp.	2,516
7,808	The Clorox Co.	687
37,465	The Procter & Gamble Co.	3,020
		9,267
	Independent Power and Renewable Electricity Producers — 0.41%
119,000	Calpine Corp. (a)	2,488

	Industrial Conglomerates — 1.75%
22,437	3M Co.	3,044
291,421	General Electric Co.	7,545
		10,589
	Insurance — 8.91%
50,204	ACE Ltd.	4,973
27,666	Aflac, Inc.	1,744
41,800	Allstate Corp.	2,365

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
38,900	American Financial Group, Inc.	$2,245
133,700	American International Group, Inc.	6,686
53,100	Aon PLC	4,476
7,516	Arthur J. Gallagher & Co.	358
43,000	Assurant, Inc.	2,793
6,647	AXIS Capital Holdings Ltd.	305
9,700	Cincinnati Financial Corp.	472
1,562	CNA Financial Corp.	67
2,569	Endurance Specialty Holdings Ltd.	138
1,472	Erie Indemnity Co., Class - A	103
16,290	Fidelity National Financial, Inc., Class - A	512
181,100	Genworth Financial, Inc., Class - A (a)	3,211
2,613	Hanover Insurance Group, Inc.	161
137,200	Lincoln National Corp.	6,952
15,370	Old Republic International Corp.	252
57,617	PartnerRe Ltd.	5,963
17,412	Principal Financial Group, Inc.	801
3,911	ProAssurance Corp.	174
27,524	Prudential Financial, Inc.	2,330
53,272	The Chubb Corp.	4,757
20,967	The Travelers Cos., Inc.	1,784
5,533	Validus Holdings Ltd.	209
		53,831
	IT Services — 2.40%
36,230	Accenture PLC, Class - A	2,889
28,776	Automatic Data Processing, Inc.	2,223
47,700	Booz Allen Hamilton Holding Corp.	1,049
7,179	Broadridge Financial Solutions, Inc.	267
4,327	Leidos Holdings, Inc.	153
19,294	Paychex, Inc.	822
2,471	Science Applications International Corp.	92
137,970	Western Union Co.	2,257
417,565	Xerox Corp.	4,719
		14,471
	Leisure Products — 0.20%
6,813	Hasbro, Inc.	379
20,481	Mattel, Inc.	821
		1,200
	Machinery — 1.38%
30,677	Caterpillar, Inc.	3,048
23,028	Deere & Co.	2,091
5,083	Harsco Corp.	119
28,200	Illinois Tool Works, Inc.	2,294
9,609	Stanley Black & Decker, Inc.	781
		8,333
	Media — 3.70%
11,560	Cablevision Systems Corp., Class - A	195
6,835	Cinemark Holdings, Inc.	198
149,363	Gannett Co., Inc.	4,122
25,432	Interpublic Group of Cos., Inc.	436
79,332	Liberty Global PLC, Series C (a)	3,229
19,132	Liberty Global PLC, Class - A (a)	796
4,884	Regal Entertainment Group, Class - A	91
22,142	Thomson Reuters Corp.	757
48,427	Time Warner, Inc.	3,164
102,700	Twenty-First Century Fox, Inc.	3,283
70,691	Viacom, Inc., Class - B	6,009
		22,280
	Metals & Mining — 0.67%
1,988	Compass Minerals International, Inc.	164
61,365	Freeport-McMoRan Copper & Gold, Inc.	2,030
29,201	Newmont Mining Corp.	684
18,843	Nucor Corp.	952
13,098	Steel Dynamics, Inc.	233
		4,063
	Multiline Retail — 1.18%
31,050	Dollar General Corp. (a)	1,723
13,172	Kohl's Corp.	748
39,600	Macy's, Inc.	2,348
38,068	Target Corp.	2,303
		7,122
	Multi-Utilities — 0.47%
1,698	Alliant Energy Corp.	96
3,283	Ameren Corp.	135
6,135	CenterPoint Energy, Inc.	145
3,511	CMS Energy Corp.	103
3,946	Consolidated Edison, Inc.	212
7,785	Dominion Resources, Inc.	554
2,489	DTE Energy Co.	185
1,199	Integrys Energy Group, Inc.	72
4,460	NiSource, Inc.	158
5,959	PG&E Corp.	257
6,817	Public Service Enterprise Group, Inc.	260
2,011	SCANA Corp.	103
3,292	Sempra Energy	319
2,755	TECO Energy, Inc.	47
1,348	Vectren Corp.	53
3,091	Wisconsin Energy Corp.	144
		2,843
	Oil, Gas & Consumable Fuels — 8.99%
25,644	Chevron Corp.	3,049
43,975	ConocoPhillips	3,094
1,064	CVR Energy, Inc.	45
53,050	Encana Corp.	1,134
78,977	Exxon Mobil Corp.	7,714
2,741	Golar LNG Ltd.	114
113,200	Hess Corp.	9,383
12,044	HollyFrontier Corp.	573
39,301	Kinder Morgan, Inc.	1,277
70,650	Marathon Oil Corp.	2,509
22,400	Marathon Petroleum Corp.	1,950
92,649	Occidental Petroleum Corp.	8,829
12,227	ONEOK, Inc.	724
1,553	PBF Energy, Inc.	40
34,000	Southwestern Energy Co. (a)	1,564
39,698	Spectra Energy Corp.	1,466
2,266	Teekay Shipping Corp.	127
40,512	The Williams Cos., Inc.	1,644
170,500	Valero Energy Corp.	9,055
		54,291
	Paper Products — 0.20%
26,385	International Paper Co.	1,211

	Personal Products — 0.05%
5,059	Herbalife Ltd.	290

	Pharmaceuticals — 6.96%
57,845	AbbVie, Inc.	2,973

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Pharmaceuticals (continued)
7,350	Allergan, Inc.	$912
80,157	Bristol-Myers Squibb Co.	4,164
51,759	Eli Lilly & Co.	3,047
62,200	GlaxoSmithKline PLC, ADR	3,323
42,658	Johnson & Johnson	4,190
55,243	Merck & Co., Inc.	3,136
17,500	Novartis AG - Sponsored ADR	1,488
583,906	Pfizer, Inc.	18,756
		41,989
	Real Estate Investment Trusts — 1.07%
1,107	Alexandria Real Estate Equities, Inc.	80
1,349	American Campus Communities, Inc.	50
4,798	American Capital Agency Corp.	103
16,650	American Tower Corp.	1,364
13,794	Annaly Capital Management, Inc.	151
914	Apartment Investment & Management Co., Class - A	28
1,749	AvalonBay Communities, Inc.	230
2,528	BioMed Realty Trust, Inc.	52
1,854	Boston Properties, Inc.	212
1,645	Brandywine Realty Trust	24
1,176	BRE Properties, Inc.	74
1,235	Camden Property Trust	83
1,314	CBL & Associates Properties, Inc.	23
14,966	Chimera Investment Corp.	46
1,597	CommonWealth REIT	42
1,008	Corporate Office Properties Trust	27
673	Corrections Corp. of America	21
3,972	DDR Corp.	65
456	Digital Realty Trust, Inc.	24
1,837	Douglas Emmett, Inc.	50
4,767	Duke Realty Corp.	80
382	Equity Lifestyle Properties, Inc.	16
4,852	Equity Residential	282
505	Essex Property Trust, Inc.	86
1,545	Extra Space Storage, Inc.	75
248	Federal Realty Investment Trust	28
1,300	Gaming And Leisure Properties, Inc.	47
7,553	General Growth Properties, Inc.	166
1,406	Hatteras Financial Corp.	27
6,382	HCP, Inc.	248
3,834	Health Care REIT, Inc.	229
1,703	Healthcare Trust of America, Inc., Class - A	19
882	Home Properties, Inc.	53
1,749	Hospitality Properties Trust	50
10,034	Host Hotels & Resorts, Inc.	203
1,100	Kilroy Realty Corp.	64
5,737	Kimco Realty Corp.	126
1,967	Liberty Property Trust	73
1,095	Mack-Cali Realty Corp.	23
4,870	MFA Financial, Inc.	38
1,179	Mid-America Apartment Communities, Inc.	80
1,526	National Retail Properties, Inc.	52
2,282	Piedmont Office Realty Trust, Inc., Class - A	39
737	Post Properties, Inc.	36
6,951	Prologis, Inc.	285
165	Public Storage	28
2,967	Realty Income Corp.	121
842	Regency Centers Corp.	43
1,836	Retail Properties of America, Inc., Class - A	25
2,100	Senior Housing Properties Trust	47
1,075	Simon Property Group, Inc.	176
4,484	Spirit Realty Capital, Inc.	49
2,506	Starwood Property Trust, Inc.	59
726	Taubman Centers, Inc.	51
2,001	The Macerich Co.	125
5,051	Two Harbors Investment Corp.	52
3,759	UDR, Inc.	97
2,175	Ventas, Inc.	132
2,121	Vornado Realty Trust	209
1,697	Weingarten Realty Investors	51
757	WP Carey, Inc.	45
		6,484
	Road & Rail — 0.30%
18,694	Norfolk Southern Corp.	1,816

	Semiconductors & Semiconductor Equipment — 2.69%
18,278	Analog Devices, Inc.	971
127,100	Applied Materials, Inc.	2,595
118,270	Intel Corp.	3,053
9,846	KLA-Tencor Corp.	681
13,843	Linear Technology Corp.	674
17,277	Maxim Integrated Products, Inc.	572
11,706	Microchip Technology, Inc.	559
49,700	Micron Technology, Inc. (a)	1,176
126,357	Texas Instruments, Inc.	5,958
		16,239
	Software — 1.87%
19,451	CA, Inc.	602
12,633	Compuware Corp.	133
141,300	Electronic Arts, Inc. (a)	4,099
73,358	Microsoft Corp.	3,007
63,900	Oracle Corp.	2,614
41,313	Symantec Corp.	825
		11,280
	Specialty Retail — 2.89%
11,470	American Eagle Outfitters, Inc.	140
16,195	Best Buy Co., Inc.	428
115,348	GameStop Corp., Class - A	4,741
3,772	Guess?, Inc.	104
14,247	L Brands, Inc.	809
531,900	Office Depot, Inc. (a)	2,197
39,401	Staples, Inc.	447
37,295	The Home Depot, Inc.	2,951
93,100	The TJX Cos., Inc.	5,646
		17,463
	Technology Hardware, Storage & Peripherals — 2.64%
5,510	Apple, Inc.	2,957
3,787	Diebold, Inc.	151
351,000	Hewlett-Packard Co.	11,359
3,726	Lexmark International, Inc., Class - A	172
35,450	NetApp, Inc.	1,308
		15,947
	Textiles, Apparel & Luxury Goods — 0.14%
16,662	Coach, Inc.	827

	Thrifts & Mortgage Finance — 0.12%
26,171	New York Community Bancorp, Inc.	421

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2014 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Thrifts & Mortgage Finance (continued)
18,358	People's United Financial, Inc.	$273
		694
	Tobacco — 1.37%
80,975	Altria Group, Inc.	3,031
22,420	Lorillard, Inc.	1,212
36,943	Philip Morris International, Inc.	3,025
18,689	Reynolds American, Inc.	998
		8,266
	Water Utilities — 0.02%
2,402	American Water Works Co., Inc.	109

	Wireless Telecommunication Services — 0.50%
81,152	Vodafone Group PLC - Sponsored ADR	2,987
	Total Common Stocks	564,705

	Time Deposit — 1.37%
$8,237	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 4/1/14	8,237
	Total Time Deposit	8,237

	Mutual Fund — 4.97%
29,984,200	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (b)	29,984
	Total Mutual Fund	29,984
	Total Investments
	(cost $471,174) — 99.92%	602,926
	Other assets in excess of liabilities — 0.08%	481
	Net Assets - 100.00%	$603,407

(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on March 31, 2014.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Value Equity Portfolio	AllianceBernstein L.P.	Cadence Capital Management LLC	Institutional Capital, LLC	Mellon Capital Management Corporation	Total

Common Stocks	37.71%	39.98%	15.89%	-	93.58%
Time Deposit	0.89%	-	0.48%	-	1.37%
Mutual Fund	-	-	-	4.97%	4.97%
Other Assets (Liabilities)	0.16%	5.77%	-0.05%	-5.80%	0.08%
Total Net Assets	38.76%	45.75%	16.32%	-0.83%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 93.42%
	Aerospace & Defense — 2.33%
28,430	General Dynamics Corp.	$3,097
38,844	Honeywell International, Inc.	3,603
24,704	Lockheed Martin Corp.	4,033
30,885	Raytheon Co.	3,051
72,507	The Boeing Co.	9,098
		22,882
	Air Freight & Logistics — 0.56%
14,417	C.H. Robinson Worldwide, Inc.	755
48,954	United Parcel Service, Inc., Class - B	4,767
		5,522
	Airlines — 0.22%
3,170	Copa Holdings SA, Class - A	460
49,300	Delta Air Lines, Inc.	1,708
		2,168
	Auto Components — 0.98%
75,589	Johnson Controls, Inc.	3,577
25,100	Lear Corp.	2,101
49,000	TRW Automotive Holdings Corp. (a)	4,000
		9,678
	Automobiles — 1.88%
924,720	Ford Motor Co.	14,426
118,222	General Motors Co.	4,069
		18,495
	Banks — 6.47%
1,046,950	Bank of America Corp.	18,008
4,495	Bank of Hawaii Corp.	272
6,153	BankUnited, Inc.	214
66,778	BB&T Corp.	2,682
2,535	BOK Financial Corp.	175
155,900	CIT Group, Inc.	7,642
275,200	Citigroup, Inc.	13,100
5,169	Cullen/Frost Bankers, Inc.	401
20,029	Fulton Financial Corp.	252
78,026	JPMorgan Chase & Co.	4,737
12,275	M&T Bank Corp.	1,489
49,000	PNC Financial Services Group, Inc.	4,263
18,866	Valley National Bancorp	196
203,986	Wells Fargo & Co.	10,146
		63,577
	Beverages — 1.42%
19,401	Dr. Pepper Snapple Group, Inc.	1,057
13,290	Molson Coors Brewing Co., Class - A	782
58,188	PepsiCo, Inc.	4,859
186,907	The Coca-Cola Co.	7,225
		13,923
	Biotechnology — 0.41%
46,000	Theravance, Inc. (a)	1,423
37,500	Vertex Pharmaceuticals, Inc. (a)	2,652
		4,075
	Capital Markets — 1.35%
27,857	Ares Capital Corp.	491
1,221	Artisan Partners Asset Management, Inc.	78
12,429	BlackRock, Inc., Class - A	3,909
11,410	Eaton Vance Corp.	435
9,363	Federated Investors, Inc., Class - B	286
23,800	Goldman Sachs Group, Inc.	3,900
42,314	Invesco Ltd.	1,566
12,173	Lazard Ltd., Class - A	573
30,400	Northern Trust Corp.	1,993
		13,231
	Chemicals — 2.92%
19,820	Air Products & Chemicals, Inc.	2,359
71,665	E.I. du Pont de Nemours & Co.	4,809
1,994	Kronos Worldwide, Inc.	33
112,883	LyondellBasell Industries NV, Class - A	10,040
34,707	Monsanto Co.	3,949
6,969	Rockwood Holdings, Inc.	518
12,597	RPM, Inc.	527
94,997	The Dow Chemical Co.	4,616
32,300	The Mosaic Co.	1,615
4,285	The Scotts Miracle-Gro Co.	263
		28,729
	Commercial Services & Supplies — 0.50%
10,821	Covanta Holding Corp.	195
16,240	Iron Mountain, Inc.	448
7,212	KAR Auction Services, Inc.	219
19,191	Pitney Bowes, Inc.	499
18,324	R.R. Donnelley & Sons Co.	328
25,715	Republic Services, Inc., Class - A	878
17,424	The ADT Corp.	522
44,426	Waste Management, Inc.	1,869
		4,958
	Communications Equipment — 1.58%
293,100	Brocade Communications Systems, Inc. (a)	3,110
349,310	Cisco Systems, Inc.	7,828
62,729	Harris Corp.	4,589
		15,527
	Construction & Engineering — 0.20%
42,500	URS Corp.	2,000

	Consumer Finance — 2.57%
186,200	Capital One Financial Corp.	14,368
101,500	Discover Financial Services	5,906
202,007	SLM Corp.	4,945
		25,219
	Containers & Packaging — 0.41%
9,492	Avery Dennison Corp.	481
10,300	Bemis Co., Inc.	404
2,997	Greif, Inc., Class - A	157
16,850	MeadWestvaco Corp.	634
38,839	Owens-Illinois, Inc. (a)	1,314
9,317	Packaging Corp. of America	656
9,646	Sonoco Products Co.	396
		4,042
	Distributors — 0.13%
14,743	Genuine Parts Co.	1,280

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Consumer Services — 0.08%
25,890	H&R Block, Inc.	$782

	Diversified Financial Services — 0.73%
30,159	CME Group, Inc.	2,232
135,900	ING US, Inc.	4,929
		7,161
	Diversified Telecommunication Services — 1.55%
138,277	AT&T, Inc.	4,850
60,195	BCE, Inc.	2,597
57,929	CenturyLink, Inc.	1,902
94,795	Frontier Communications Corp.	540
101,363	Verizon Communications, Inc.	4,822
56,465	Windstream Holdings, Inc.	465
		15,176
	Electric Utilities — 1.77%
10,507	American Electric Power, Inc.	532
15,252	Duke Energy Corp.	1,086
140,735	Edison International	7,968
3,849	Entergy Corp.	257
111,994	Exelon Corp.	3,759
9,393	FirstEnergy Corp.	320
3,085	Great Plains Energy, Inc.	83
2,310	Hawaiian Electric Industries, Inc.	59
9,174	NextEra Energy, Inc.	877
7,151	Northeast Utilities	325
4,454	OGE Energy Corp.	164
5,669	Pepco Holdings, Inc.	116
2,699	Pinnacle West Capital Corp.	148
13,653	PPL Corp.	452
18,809	The Southern Co.	826
2,757	Westar Energy, Inc.	97
10,747	Xcel Energy, Inc.	326
		17,395
	Electrical Equipment — 0.80%
45,029	Eaton Corp. PLC	3,383
68,418	Emerson Electric Co.	4,570
		7,953
	Energy Equipment & Services — 1.53%
27,400	Cameron International Corp. (a)	1,692
190,600	Halliburton Co.	11,225
9,021	Helmerich & Payne, Inc.	970
33,615	Seadrill Ltd.	1,182
		15,069
	Food & Staples Retailing — 2.80%
86,850	CVS Caremark Corp.	6,502
56,465	Sysco Corp.	2,040
326,700	The Kroger Co.	14,260
62,078	Wal-Mart Stores, Inc.	4,745
		27,547
	Food Products — 1.44%
62,700	Archer-Daniels-Midland Co.	2,721
16,705	Campbell Soup Co.	750
39,644	ConAgra Foods, Inc.	1,230
61,360	General Mills, Inc.	3,179
7,373	Ingredion, Inc.	502
24,734	Kellogg Co.	1,551
56,562	Kraft Foods Group, Inc.	3,172
3,166	Pinnacle Foods, Inc.	95
10,208	The J.M. Smucker Co.	993
		14,193
	Gas Utilities — 0.45%
2,440	AGL Resources, Inc.	119
2,224	Atmos Energy Corp.	105
3,243	Questar Corp.	77
89,790	UGI Corp.	4,096
		4,397
	Health Care Equipment & Supplies — 2.56%
123,992	Abbott Laboratories	4,775
102,321	Baxter International, Inc.	7,529
31,634	Covidien PLC	2,330
160,400	Medtronic, Inc.	9,870
13,552	ResMed, Inc.	606
		25,110
	Health Care Providers & Services — 1.29%
79,700	Aetna, Inc.	5,974
55,211	Health Net, Inc. (a)	1,878
13,840	Quest Diagnostics, Inc.	802
49,200	UnitedHealth Group, Inc.	4,034
		12,688
	Hotels, Restaurants & Leisure — 1.26%
39,746	Carnival Corp.	1,505
12,354	Darden Restaurants, Inc.	627
23,434	International Game Technology	329
37,191	Las Vegas Sands Corp.	3,004
49,541	McDonald's Corp.	4,857
3,341	Seaworld Entertainment, Inc.	101
6,276	Six Flags Entertainment Corp.	252
7,673	Wynn Resorts Ltd.	1,705
		12,380
	Household Durables — 0.70%
11,661	Garmin Ltd.	644
13,585	Leggett & Platt, Inc.	443
279,705	PulteGroup, Inc.	5,368
5,029	Tupperware Brands Corp.	421
		6,876
	Household Products — 1.51%
75,267	Colgate-Palmolive Co.	4,883
36,600	Kimberly-Clark Corp.	4,035
12,522	The Clorox Co.	1,102
60,090	The Procter & Gamble Co.	4,843
		14,863
	Independent Power and Renewable Electricity Producers — 0.43%
203,400	Calpine Corp. (a)	4,253

	Industrial Conglomerates — 1.66%
35,986	3M Co.	4,882
443,076	General Electric Co.	11,471
		16,353

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance — 9.16%
76,362	ACE Ltd.	$7,564
44,374	Aflac, Inc.	2,797
71,300	Allstate Corp.	4,034
66,100	American Financial Group, Inc.	3,815
227,000	American International Group, Inc.	11,353
90,200	Aon PLC	7,602
12,054	Arthur J. Gallagher & Co.	574
79,900	Assurant, Inc.	5,190
10,661	AXIS Capital Holdings Ltd.	489
15,559	Cincinnati Financial Corp.	757
2,505	CNA Financial Corp.	107
4,108	Endurance Specialty Holdings Ltd.	221
2,362	Erie Indemnity Co., Class - A	165
26,126	Fidelity National Financial, Inc., Class - A	821
308,100	Genworth Financial, Inc., Class - A (a)	5,463
4,179	Hanover Insurance Group, Inc.	257
234,900	Lincoln National Corp.	11,903
24,651	Old Republic International Corp.	404
97,546	PartnerRe Ltd.	10,096
27,927	Principal Financial Group, Inc.	1,284
6,254	ProAssurance Corp.	278
44,145	Prudential Financial, Inc.	3,737
89,055	The Chubb Corp.	7,953
33,627	The Travelers Cos., Inc.	2,862
8,874	Validus Holdings Ltd.	335
		90,061
	IT Services — 2.42%
58,109	Accenture PLC, Class - A	4,632
46,152	Automatic Data Processing, Inc.	3,566
75,899	Booz Allen Hamilton Holding Corp.	1,670
11,514	Broadridge Financial Solutions, Inc.	428
6,939	Leidos Holdings, Inc.	245
30,946	Paychex, Inc.	1,318
3,950	Science Applications International Corp.	148
232,039	Western Union Co.	3,796
702,166	Xerox Corp.	7,935
		23,738
	Leisure Products — 0.20%
10,927	Hasbro, Inc.	608
32,848	Mattel, Inc.	1,317
		1,925
	Machinery — 1.39%
49,200	Caterpillar, Inc.	4,889
36,933	Deere & Co.	3,354
8,352	Harsco Corp.	196
48,300	Illinois Tool Works, Inc.	3,928
15,413	Stanley Black & Decker, Inc.	1,252
		13,619
	Media — 3.76%
18,539	Cablevision Systems Corp., Class - A	313
10,964	Cinemark Holdings, Inc.	318
252,453	Gannett Co., Inc.	6,968
40,790	Interpublic Group of Cos., Inc.	699
159,657	Liberty Global PLC, Series C (a)	6,500
23,057	Liberty Global PLC, Class - A (a)	959
7,801	Regal Entertainment Group, Class - A	146
35,514	Thomson Reuters Corp.	1,215
70,972	Time Warner, Inc.	4,637
175,300	Twenty-First Century Fox, Inc.	5,604
112,669	Viacom, Inc., Class - B	9,575
		36,934
	Metals & Mining — 0.66%
3,179	Compass Minerals International, Inc.	262
98,423	Freeport-McMoRan Copper & Gold, Inc.	3,255
46,834	Newmont Mining Corp.	1,098
30,223	Nucor Corp.	1,527
21,007	Steel Dynamics, Inc.	374
		6,516
	Multiline Retail — 1.17%
45,450	Dollar General Corp. (a)	2,522
21,127	Kohl's Corp.	1,200
68,200	Macy's, Inc.	4,044
61,056	Target Corp.	3,694
		11,460
	Multi-Utilities — 0.46%
2,725	Alliant Energy Corp.	155
5,230	Ameren Corp.	215
9,801	CenterPoint Energy, Inc.	232
5,606	CMS Energy Corp.	164
6,328	Consolidated Edison, Inc.	339
12,484	Dominion Resources, Inc.	887
3,972	DTE Energy Co.	295
1,949	Integrys Energy Group, Inc.	116
7,128	NiSource, Inc.	253
9,556	PG&E Corp.	413
10,934	Public Service Enterprise Group, Inc.	417
3,167	SCANA Corp.	163
5,265	Sempra Energy	510
4,347	TECO Energy, Inc.	75
1,992	Vectren Corp.	78
4,943	Wisconsin Energy Corp.	230
		4,542
	Oil, Gas & Consumable Fuels — 9.02%
41,131	Chevron Corp.	4,891
70,530	ConocoPhillips	4,962
1,698	CVR Energy, Inc.	72
77,650	Encana Corp.	1,660
119,981	Exxon Mobil Corp.	11,720
4,372	Golar LNG Ltd.	182
192,300	Hess Corp.	15,937
19,319	HollyFrontier Corp.	919
63,034	Kinder Morgan, Inc.	2,048
103,650	Marathon Oil Corp.	3,682
43,700	Marathon Petroleum Corp.	3,804
154,471	Occidental Petroleum Corp.	14,720
19,611	ONEOK, Inc.	1,162
2,455	PBF Energy, Inc.	63
49,750	Southwestern Energy Co. (a)	2,289
63,670	Spectra Energy Corp.	2,352
3,625	Teekay Shipping Corp.	204
64,977	The Williams Cos., Inc.	2,637
289,700	Valero Energy Corp.	15,383
		88,687

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Paper Products — 0.20%
42,318	International Paper Co.	$1,942

	Personal Products — 0.05%
8,115	Herbalife Ltd.	465

	Pharmaceuticals — 6.86%
92,777	AbbVie, Inc.	4,769
10,700	Allergan, Inc.	1,328
125,457	Bristol-Myers Squibb Co.	6,517
83,014	Eli Lilly & Co.	4,886
105,600	GlaxoSmithKline PLC, ADR	5,642
66,805	Johnson & Johnson	6,562
88,602	Merck & Co., Inc.	5,030
25,600	Novartis AG - Sponsored ADR	2,177
950,306	Pfizer, Inc.	30,524
		67,435
	Real Estate Investment Trusts — 1.04%
1,590	Alexandria Real Estate Equities, Inc.	115
2,187	American Campus Communities, Inc.	82
7,695	American Capital Agency Corp.	165
24,350	American Tower Corp.	1,994
22,042	Annaly Capital Management, Inc.	242
1,457	Apartment Investment & Management Co., Class - A	44
2,806	AvalonBay Communities, Inc.	368
4,036	BioMed Realty Trust, Inc.	83
2,975	Boston Properties, Inc.	341
2,724	Brandywine Realty Trust	39
1,905	BRE Properties, Inc.	120
1,959	Camden Property Trust	132
2,097	CBL & Associates Properties, Inc.	37
21,814	Chimera Investment Corp.	67
3,208	CommonWealth REIT	84
1,606	Corporate Office Properties Trust	43
1,058	Corrections Corp. of America	33
7,395	DDR Corp.	122
679	Digital Realty Trust, Inc.	36
3,174	Douglas Emmett, Inc.	86
7,617	Duke Realty Corp.	129
574	Equity Lifestyle Properties, Inc.	23
7,782	Equity Residential	451
778	Essex Property Trust, Inc.	132
2,496	Extra Space Storage, Inc.	121
383	Federal Realty Investment Trust	44
2,085	Gaming And Leisure Properties, Inc.	76
12,114	General Growth Properties, Inc.	267
2,241	Hatteras Financial Corp.	42
10,192	HCP, Inc.	395
6,149	Health Care REIT, Inc.	366
2,731	Healthcare Trust of America, Inc., Class - A	31
1,141	Home Properties, Inc.	69
2,761	Hospitality Properties Trust	79
16,095	Host Hotels & Resorts, Inc.	326
1,765	Kilroy Realty Corp.	103
9,171	Kimco Realty Corp.	201
3,165	Liberty Property Trust	117
1,750	Mack-Cali Realty Corp.	36
7,812	MFA Financial, Inc.	61
1,876	Mid-America Apartment Communities, Inc.	128
2,413	National Retail Properties, Inc.	83
4,078	Piedmont Office Realty Trust, Inc., Class - A	70
1,183	Post Properties, Inc.	58
11,116	Prologis, Inc.	454
253	Public Storage	43
4,726	Realty Income Corp.	193
1,317	Regency Centers Corp.	67
2,898	Retail Properties of America, Inc., Class - A	39
3,293	Senior Housing Properties Trust	74
1,712	Simon Property Group, Inc.	281
7,241	Spirit Realty Capital, Inc.	80
3,999	Starwood Property Trust, Inc.	94
1,163	Taubman Centers, Inc.	82
3,161	The Macerich Co.	197
8,066	Two Harbors Investment Corp.	83
6,087	UDR, Inc.	157
3,479	Ventas, Inc.	211
3,339	Vornado Realty Trust	329
2,679	Weingarten Realty Investors	80
1,224	WP Carey, Inc.	74
		10,179
	Road & Rail — 0.30%
29,983	Norfolk Southern Corp.	2,913

	Semiconductors & Semiconductor Equipment — 2.61%
29,317	Analog Devices, Inc.	1,558
215,800	Applied Materials, Inc.	4,407
189,691	Intel Corp.	4,896
15,792	KLA-Tencor Corp.	1,092
22,202	Linear Technology Corp.	1,081
27,710	Maxim Integrated Products, Inc.	918
18,776	Microchip Technology, Inc.	897
68,200	Micron Technology, Inc. (a)	1,614
194,004	Texas Instruments, Inc.	9,146
		25,609
	Software — 1.86%
31,196	CA, Inc.	966
20,262	Compuware Corp.	213
244,900	Electronic Arts, Inc. (a)	7,105
117,656	Microsoft Corp.	4,823
93,600	Oracle Corp.	3,829
66,261	Symantec Corp.	1,323
		18,259
	Specialty Retail — 2.97%
18,398	American Eagle Outfitters, Inc.	225
25,977	Best Buy Co., Inc.	686
195,105	GameStop Corp., Class - A	8,019
6,035	Guess?, Inc.	167
22,849	L Brands, Inc.	1,297
914,600	Office Depot, Inc. (a)	3,777
63,194	Staples, Inc.	717
59,816	The Home Depot, Inc.	4,733
158,200	The TJX Cos., Inc.	9,595
		29,216
	Technology Hardware, Storage & Peripherals — 2.69%
8,837	Apple, Inc.	4,743
6,074	Diebold, Inc.	242

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2014 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Technology Hardware, Storage & Peripherals (continued)
596,000	Hewlett-Packard Co.	$19,287
5,976	Lexmark International, Inc., Class - A	277
51,950	NetApp, Inc.	1,917
		26,466
	Textiles, Apparel & Luxury Goods — 0.14%
26,726	Coach, Inc.	1,327

	Thrifts & Mortgage Finance — 0.11%
41,974	New York Community Bancorp, Inc.	674
29,444	People's United Financial, Inc.	438
		1,112
	Tobacco — 1.35%
129,875	Altria Group, Inc.	4,861
35,960	Lorillard, Inc.	1,945
59,251	Philip Morris International, Inc.	4,851
29,976	Reynolds American, Inc.	1,601
		13,258
	Water Utilities — 0.02%
3,842	American Water Works Co., Inc.	174

	Wireless Telecommunication Services — 0.49%
131,549	Vodafone Group PLC - Sponsored ADR	4,842
	Total Common Stocks	918,181

	Time Deposit — 1.13%
$11,130	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 4/1/14	11,130
	Total Time Deposit	11,130

	Mutual Funds — 4.77%
370,123	Dreyfus Treasury Prime Cash Management Fund, 0.00% (b)	370
46,477,521	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (b)	46,478
	Total Mutual Funds	46,848

	Total Investments
	(cost $780,473) — 99.32%	976,159
	Other assets in excess of liabilities — 0.68%	6,714
	Net Assets - 100.00%	$982,873

(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on March 31, 2014.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Value Equity Portfolio	AllianceBernstein L.P.	Cadence Capital Management LLC	Institutional Capital, LLC	Mellon Capital Management Corporation	Total

Common Stocks	39.78%	39.36%	14.28%	-	93.42%
Time Deposit	0.70%	-	0.43%	-	1.13%
Mutual Funds	-	0.04%	-	4.73%	4.77%
Other Assets (Liablities)	0.54%	5.12%	-0.04%	-4.94%	0.68%
Total Net Assets	41.02%	44.52%	14.67%	-0.21%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 94.35%
	Aerospace & Defense — 3.16%
3,318	Engility Holdings, Inc. (a)	$149
17,129	General Dynamics Corp.	1,866
5,296	L-3 Communications Holdings, Inc.	626
29,707	Precision Castparts Corp.	7,509
7,843	Rockwell Collins, Inc.	625
38,084	The Boeing Co.	4,779
86,252	United Technologies Corp.	10,077
		25,631
	Air Freight & Logistics — 0.12%
8,854	C.H. Robinson Worldwide, Inc.	464
11,469	Expeditors International of Washington, Inc.	455
		919
	Auto Components — 0.03%
7,804	Gentex Corp.	246

	Automobiles — 0.38%
14,742	Tesla Motors, Inc. (a)	3,073

	Banks — 0.03%
2,793	Cullen/Frost Bankers, Inc.	217

	Beverages — 2.00%
7,916	Brown-Forman Corp., Class - B	710
7,261	Monster Beverage Corp. (a)	504
84,086	PepsiCo, Inc.	7,021
205,832	The Coca-Cola Co.	7,958
		16,193
	Biotechnology — 4.42%
35,661	Alexion Pharmaceuticals, Inc. (a)	5,425
64,247	Amgen, Inc.	7,925
24,467	Biogen Idec, Inc. (a)	7,484
16,666	Celgene Corp. (a)	2,327
65,894	Gilead Sciences, Inc. (a)	4,669
5,357	Intercept Pharmaceuticals, Inc. (a)	1,767
8,879	Regeneron Pharmaceuticals, Inc. (a)	2,666
50,458	Vertex Pharmaceuticals, Inc. (a)	3,568
		35,831
	Capital Markets — 2.16%
6,905	BlackRock, Inc., Class - A	2,171
3,520	Federated Investors, Inc., Class - B	108
22,565	Franklin Resources, Inc.	1,223
20,911	Goldman Sachs Group, Inc.	3,426
117,468	Morgan Stanley	3,661
7,415	SEI Investments Co.	249
75,156	State Street Corp.	5,227
13,777	T. Rowe Price Group, Inc.	1,135
4,675	Waddell & Reed Financial, Inc., Class - A	344
		17,544
	Chemicals — 2.68%
57,753	Ecolab, Inc.	6,238
4,280	International Flavors & Fragrances, Inc.	409
100,307	Monsanto Co.	11,412
16,250	Praxair, Inc.	2,128
6,524	Sigma-Aldrich Corp.	609
4,606	The Sherwin-Williams Co.	908
		21,704
	Commercial Services & Supplies — 0.18%
5,773	Cintas Corp.	344
5,493	Copart, Inc. (a)	200
3,600	Rollins, Inc.	109
4,522	Stericycle, Inc. (a)	513
6,559	Waste Connections, Inc.	288
		1,454
	Communications Equipment — 2.54%
294,232	Cisco Systems, Inc.	6,594
3,726	F5 Networks, Inc. (a)	397
173,124	Qualcomm, Inc.	13,653
		20,644
	Construction & Engineering — 0.08%
6,130	AECOM Technology Corp. (a)	197
6,934	Jacobs Engineering Group, Inc. (a)	441
		638
	Consumer Finance — 0.68%
60,820	American Express Co.	5,476

	Containers & Packaging — 0.03%
3,540	AptarGroup, Inc.	234

	Distributors — 0.09%
8,363	Genuine Parts Co.	726

	Diversified Consumer Services — 0.03%
5,935	Apollo Group, Inc., Class - A (a)	204
1,511	ITT Educational Services, Inc. (a)	43
		247
	Diversified Financial Services — 0.27%
4,656	CBOE Holdings, Inc.	264
3,893	IntercontinentalExchange Group, Inc.	770
15,052	The McGraw-Hill Cos., Inc.	1,148
		2,182
	Electrical Equipment — 0.61%
13,067	AMETEK, Inc.	673
6,574	Eaton Corp. PLC	494
39,699	Emerson Electric Co.	2,652
3,122	Hubbell, Inc., Class - B	374
5,330	Roper Industries, Inc.	712
		4,905
	Electronic Equipment, Instruments & Components — 0.19%
8,772	Amphenol Corp., Class - A	804
2,841	Dolby Laboratories, Inc., Class - A (a)	126
8,401	FLIR Systems, Inc.	302
4,761	National Instruments Corp.	137
2,589	Zebra Technologies Corp. (a)	180
		1,549
	Energy Equipment & Services — 1.69%
1,175	CARBO Ceramics, Inc.	162
13,073	FMC Technologies, Inc. (a)	684

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Energy Equipment & Services (continued)
22,826	National Oilwell Varco, Inc.	$1,777
5,828	Oceaneering International, Inc.	419
108,837	Schlumberger Ltd.	10,612
		13,654
	Food & Staples Retailing — 3.95%
68,774	Costco Wholesale Corp.	7,680
67,662	CVS Caremark Corp.	5,065
21,818	Sprouts Farmers Market, Inc. (a)	786
31,966	Sysco Corp.	1,155
1,579	The Fresh Market, Inc. (a)	53
45,973	Walgreen Co.	3,036
90,520	Wal-Mart Stores, Inc.	6,919
144,785	Whole Foods Market, Inc.	7,342
		32,036
	Food Products — 0.94%
9,228	Flowers Foods, Inc.	198
7,172	Hormel Foods Corp.	353
13,049	Kellogg Co.	818
7,142	McCormick & Co., Inc.	512
10,963	Mead Johnson Nutrition Co.	911
123,827	Mondelez International, Inc., Class - A	4,279
5,991	The J.M. Smucker Co.	583
		7,654
	Health Care Equipment & Supplies — 3.07%
182,781	Abbott Laboratories	7,040
29,673	Baxter International, Inc.	2,183
11,016	Becton, Dickinson & Co.	1,290
4,586	C.R. Bard, Inc.	679
26,184	Covidien PLC	1,929
7,530	Dentsply International, Inc.	347
5,770	Edwards Lifesciences Corp. (a)	428
19,634	IDEXX Laboratories, Inc. (a)	2,383
2,085	Intuitive Surgical, Inc. (a)	913
56,095	Medtronic, Inc.	3,452
7,619	ResMed, Inc.	340
16,898	St. Jude Medical, Inc.	1,105
16,689	Stryker Corp.	1,359
6,007	Varian Medical Systems, Inc. (a)	505
9,570	Zimmer Holdings, Inc.	905
		24,858
	Health Care Providers & Services — 2.40%
13,630	AmerisourceBergen Corp.	894
90,315	Express Scripts Holding Co. (a)	6,781
4,967	Henry Schein, Inc. (a)	593
8,898	Humana, Inc.	1,003
5,215	Laboratory Corp. of America Holdings (a)	512
12,633	McKesson Corp.	2,231
5,286	MEDNAX, Inc. (a)	328
5,123	Patterson Cos., Inc.	214
8,191	Quest Diagnostics, Inc.	474
56,978	UnitedHealth Group, Inc.	4,672
17,885	WellPoint, Inc.	1,780
		19,482
	Health Care Technology — 0.69%
99,279	Cerner Corp. (a)	5,584

	Hotels, Restaurants & Leisure — 4.53%
3,918	Chipotle Mexican Grill, Inc. (a)	2,226
6,712	Darden Restaurants, Inc.	341
66,415	Dunkin' Brands Group, Inc.	3,333
24,675	Las Vegas Sands Corp.	1,993
30,401	Marriott International, Inc.	1,703
52,941	McDonald's Corp.	5,190
1,518	Panera Bread Co., Class - A (a)	268
132,717	Starbucks Corp.	9,738
57,710	Starwood Hotels & Resorts Worldwide, Inc.	4,594
97,081	YUM! Brands, Inc.	7,319
		36,705
	Household Durables — 0.04%
5,953	Garmin Ltd.	329

	Household Products — 2.75%
7,474	Church & Dwight Co., Inc.	516
136,767	Colgate-Palmolive Co.	8,872
21,049	Kimberly-Clark Corp.	2,321
6,927	The Clorox Co.	610
123,856	The Procter & Gamble Co.	9,982
		22,301
	Industrial Conglomerates — 0.92%
37,740	3M Co.	5,120
31,613	Danaher Corp.	2,371
		7,491
	Insurance — 0.57%
47,170	Aon PLC	3,975
6,268	Brown & Brown, Inc.	193
1,273	Fidelity National Financial, Inc., Class - A	40
5,383	Torchmark Corp.	423
		4,631
	Internet & Catalog Retail — 3.06%
36,345	Amazon.com, Inc. (a)	12,231
10,375	Netflix.com, Inc. (a)	3,652
5,890	Priceline.com, Inc. (a)	7,020
21,071	TripAdvisor, Inc. (a)	1,909
		24,812
	Internet Software & Services — 7.79%
135,639	eBay, Inc. (a)	7,493
21,840	Equinix, Inc. (a)	4,037
142,731	Facebook, Inc., Class - A (a)	8,598
30,159	Google, Inc., Class - A (a)	33,613
36,790	LinkedIn Corp., Class - A (a)	6,804
32,513	Pandora Media, Inc. (a)	986
5,880	Rackspace Hosting, Inc. (a)	193
26,678	Twitter, Inc. (a)	1,245
9,945	Youku, Inc., ADR (a)	279
		63,248
	IT Services — 6.57%
44,746	Accenture PLC, Class - A	3,567
95,609	Automatic Data Processing, Inc.	7,386
6,622	Broadridge Financial Solutions, Inc.	246
33,466	Cognizant Technology Solutions Corp. (a)	1,694
2,490	FleetCor Technologies, Inc. (a)	287
4,182	Global Payments, Inc.	297
43,086	International Business Machines Corp.	8,294
4,661	Jack Henry & Associates, Inc.	260
3,815	Leidos Holdings, Inc.	135

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
137,996	MasterCard, Inc., Class - A	$10,308
3,574	NeuStar, Inc., Class - A (a)	116
17,478	Paychex, Inc.	745
2,170	Science Applications International Corp.	81
8,799	Teradata Corp. (a)	433
8,692	Total System Services, Inc.	264
86,005	Visa, Inc., Class - A	18,566
33,590	Western Union Co.	550
		53,229
	Leisure Products — 0.06%
3,535	Polaris Industries, Inc.	494

	Life Sciences Tools & Services — 0.84%
2,896	Covance, Inc. (a)	301
20,329	Illumina, Inc. (a)	3,022
1,690	Mettler-Toledo International, Inc. (a)	398
1,828	Techne Corp.	156
19,774	Thermo Electron Corp.	2,378
4,738	Waters Corp. (a)	514
		6,769
	Machinery — 0.47%
7,702	Donaldson Co., Inc.	327
4,563	IDEX Corp.	333
22,843	Illinois Tool Works, Inc.	1,858
6,235	Pall Corp.	557
5,035	Wabtec Corp.	390
10,274	Xylem, Inc.	374
		3,839
	Marine — 0.04%
2,902	Kirby Corp. (a)	294

	Media — 2.30%
44,613	Discovery Communications, Inc. (a)	3,689
2,417	John Wiley & Sons, Inc., Class - A	139
1,469	Morningstar, Inc.	116
14,539	Omnicom Group, Inc.	1,056
4,567	Scripps Networks Interactive, Class - A	347
129,190	The Walt Disney Co.	10,344
92,054	Twenty-First Century Fox, Inc.	2,943
		18,634
	Multiline Retail — 0.21%
12,463	Dollar Tree, Inc.(a)	650
5,347	Family Dollar Stores, Inc.	310
13,192	Kohl's Corp.	749
		1,709
	Oil, Gas & Consumable Fuels — 3.39%
75,108	Chevron Corp.	8,931
31,445	Concho Resources, Inc. (a)	3,852
19,564	EOG Resources, Inc.	3,838
109,424	Exxon Mobil Corp.	10,689
3,600	World Fuel Services Corp.	159
		27,469
	Personal Products — 0.37%
3,003	Nu Skin Enterprises, Inc., Class - A	249
41,681	The Estee Lauder Cos., Inc., Class - A	2,787
		3,036
	Pharmaceuticals — 7.94%
84,179	AbbVie, Inc.	4,327
61,953	Allergan, Inc.	7,688
109,080	Bristol-Myers Squibb Co.	5,667
54,838	Eli Lilly & Co.	3,228
14,281	Forest Laboratories, Inc. (a)	1,318
8,899	Hospira, Inc. (a)	385
116,557	Johnson & Johnson	11,449
3,056	Mallinckrodt PLC (a)	194
236,548	Merck & Co., Inc.	13,428
117,162	Novo Nordisk A/S, ADR	5,348
40,712	Perrigo Co. PLC	6,296
94,558	Sanofi-Aventis, ADR	4,943
		64,271
	Professional Services — 0.16%
6,514	Equifax, Inc.	443
3,290	Towers Watson & Co., Class - A	375
7,832	Versik Analytics, Inc., Class - A (a)	470
		1,288
	Real Estate Investment Trusts — 0.42%
41,818	American Tower Corp.	3,424

	Road & Rail — 0.94%
24,468	Canadian Pacific Railway Ltd.	3,681
2,342	Landstar System, Inc.	139
20,378	Union Pacific Corp.	3,824
		7,644
	Semiconductors & Semiconductor Equipment — 1.32%
17,599	Altera Corp.	638
48,209	ARM Holdings PLC, ADR	2,457
276,488	Intel Corp.	7,136
10,574	Microchip Technology, Inc.	505
		10,736
	Software — 5.30%
78,981	Adobe Systems, Inc. (a)	5,192
4,992	ANSYS, Inc. (a)	384
9,691	Citrix Systems, Inc. (a)	557
2,490	FactSet Research Systems, Inc.	268
23,249	FireEye, Inc. (a)	1,431
15,908	Intuit, Inc.	1,237
4,517	MICROS Systems, Inc. (a)	239
207,600	Oracle Corp.	8,493
66,263	Red Hat, Inc. (a)	3,511
138,431	Salesforce.com, Inc. (a)	7,903
33,210	SAP AG, ADR	2,700
3,119	SolarWinds, Inc. (a)	133
44,372	Splunk, Inc. (a)	3,172
8,054	Tableau Software, Inc., Class - A (a)	613
42,263	VMware, Inc., Class - A (a)	4,565
28,173	Workday, Inc., Class - A (a)	2,576
		42,974
	Specialty Retail — 4.53%
4,386	Aaron's, Inc.	133
4,622	Abercrombie & Fitch Co., Class - A	178
3,845	Advance Auto Parts, Inc.	486
6,245	Ascena Retail Group, Inc. (a)	108
1,955	AutoZone, Inc. (a)	1,050
12,576	Bed Bath & Beyond, Inc. (a)	865
14,732	Best Buy Co., Inc.	389

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2014 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Retail (continued)
5,105	Dick's Sporting Goods, Inc.	$279
3,781	Guess?, Inc.	104
169,248	Industria de Diseno Textil SA, ADR	5,084
127,700	Lowe's Cos., Inc.	6,245
12,598	O'Reilly Automotive, Inc. (a)	1,869
5,693	PetSmart, Inc.	392
11,958	Ross Stores, Inc.	856
4,565	Signet Jewelers Ltd.	483
37,936	Staples, Inc.	430
82,181	The Home Depot, Inc.	6,503
142,803	The TJX Cos., Inc.	8,662
22,913	Tiffany & Co.	1,974
3,353	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	327
5,573	Urban Outfitters, Inc. (a)	203
		36,620
	Technology Hardware, Storage & Peripherals — 2.89%
43,358	Apple, Inc.	23,271
3,918	Lexmark International, Inc., Class - A	181
		23,452
	Textiles, Apparel & Luxury Goods — 2.73%
15,551	Coach, Inc.	772
1,969	Deckers Outdoor Corp. (a)	157
2,747	Fossil Group, Inc.(a)	320
41,428	Michael Kors Holdings Ltd. (a)	3,864
116,655	NIKE, Inc., Class - B	8,617
3,371	Ralph Lauren Corp.	542
91,019	The Swatch Group AG, ADR	2,849
33,262	Under Armour, Inc., Class - A (a)	3,813
18,698	V.F. Corp.	1,157
		22,091
	Tobacco — 1.03%
21,114	Lorillard, Inc.	1,142
87,708	Philip Morris International, Inc.	7,180
		8,322
	Trading Companies & Distributors — 0.76%
104,770	Fastenal Co.	5,167
2,366	MSC Industrial Direct Co., Inc., Class - A	205
2,994	W.W. Grainger, Inc.	756
		6,128
	Total Common Stocks	764,621

	Time Deposit — 1.06%
$8,608	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 4/1/14	8,608
	Total Time Deposit	8,608

	Mutual Fund — 4.82%
39,083,309	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (b)	39,083
	Total Mutual Fund	39,083

	Total Investments
	(cost $530,548) — 100.23%	812,312
	Liabilities in excess of other assets — (0.23)%	(1,898)
	Net Assets - 100.00%	$810,414

(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on March 31, 2014.

ADR—American Depositary Receipt

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Growth Equity Portfolio	Jennison Associates LLC	Mellon Capital Management Corporation	Sustainable Growth Advisers	Total

Common Stocks	34.98%	42.78%	16.59%	94.35%
Time Deposit	0.75%	0.00%	0.31%	1.06%
Mutual Fund	0.00%	4.82%	0.00%	4.82%
Other Assets (Liablities)	-0.07%	-0.16%	0.00%	-0.23%
Total Net Assets	35.66%	47.44%	16.90%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 81.42%
	Aerospace & Defense — 3.07%
5,681	Engility Holdings, Inc.(a)	$256
28,405	General Dynamics Corp.	3,094
8,903	L-3 Communications Holdings, Inc.	1,052
47,767	Precision Castparts Corp.	12,074
13,042	Rockwell Collins, Inc.	1,039
60,452	The Boeing Co.	7,586
140,903	United Technologies Corp.	16,463
		41,564
	Air Freight & Logistics — 0.12%
14,925	C.H. Robinson Worldwide, Inc.	782
19,435	Expeditors International of Washington, Inc.	770
		1,552
	Auto Components — 0.03%
12,461	Gentex Corp.	393

	Automobiles — 0.36%
23,428	Tesla Motors, Inc.(a)	4,884

	Banks — 0.03%
4,881	Cullen/Frost Bankers, Inc.	378

	Beverages — 1.99%
13,160	Brown-Forman Corp., Class - B	1,180
12,941	Monster Beverage Corp.(a)	899
140,245	PepsiCo, Inc.	11,710
343,375	The Coca-Cola Co.	13,275
		27,064
	Biotechnology — 3.82%
56,653	Alexion Pharmaceuticals, Inc.(a)	8,619
82,213	Amgen, Inc.	10,140
38,837	Biogen Idec, Inc.(a)	11,879
26,455	Celgene Corp.(a)	3,693
104,596	Gilead Sciences, Inc.(a)	7,412
8,503	Intercept Pharmaceuticals, Inc.(a)	2,804
4,969	Regeneron Pharmaceuticals, Inc.(a)	1,492
80,259	Vertex Pharmaceuticals, Inc.(a)	5,676
		51,715
	Capital Markets — 1.68%
11,447	BlackRock, Inc., Class - A	3,600
7,658	Federated Investors, Inc., Class - B	234
37,331	Franklin Resources, Inc.	2,023
33,293	Goldman Sachs Group, Inc.	5,455
186,461	Morgan Stanley	5,812
12,442	SEI Investments Co.	418
39,823	State Street Corp.	2,770
22,842	T. Rowe Price Group, Inc.	1,881
7,545	Waddell & Reed Financial, Inc., Class - A	555
		22,748
	Chemicals — 1.81%
47,579	Ecolab, Inc.	5,139
7,348	International Flavors & Fragrances, Inc.	703
110,230	Monsanto Co.	12,541
26,940	Praxair, Inc.	3,528
10,778	Sigma-Aldrich Corp.	1,006
7,726	The Sherwin-Williams Co.	1,523
		24,440
	Commercial Services & Supplies — 0.18%
10,073	Cintas Corp.	601
8,736	Copart, Inc.(a)	318
5,964	Rollins, Inc.	180
7,679	Stericycle, Inc.(a)	873
11,065	Waste Connections, Inc.	485
		2,457
	Communications Equipment — 2.01%
490,939	Cisco Systems, Inc.	11,002
6,309	F5 Networks, Inc.(a)	673
198,476	Qualcomm, Inc.	15,652
		27,327
	Construction & Engineering — 0.08%
10,627	AECOM Technology Corp.(a)	342
11,775	Jacobs Engineering Group, Inc.(a)	748
		1,090
	Consumer Finance — 0.23%
34,070	American Express Co.	3,067

	Containers & Packaging — 0.03%
5,781	AptarGroup, Inc.	382

	Distributors — 0.09%
13,845	Genuine Parts Co.	1,202

	Diversified Consumer Services — 0.03%
9,767	Apollo Group, Inc., Class - A(a)	334
2,325	ITT Educational Services, Inc.(a)	67
		401
	Diversified Financial Services — 0.27%
7,904	CBOE Holdings, Inc.	447
6,436	IntercontinentalExchange Group, Inc.	1,273
24,835	The McGraw-Hill Cos., Inc.	1,896
		3,616
	Electrical Equipment — 0.60%
21,821	AMETEK, Inc.	1,124
11,227	Eaton Corp. PLC	843
65,980	Emerson Electric Co.	4,407
5,162	Hubbell, Inc., Class - B	619
8,662	Roper Industries, Inc.	1,156
		8,149
	Electronic Equipment, Instruments & Components — 0.19%
14,607	Amphenol Corp., Class - A	1,339
4,819	Dolby Laboratories, Inc., Class - A(a)	214
13,489	FLIR Systems, Inc.	486
8,758	National Instruments Corp.	251
4,882	Zebra Technologies Corp.(a)	339
		2,629
	Energy Equipment & Services — 1.12%
1,777	CARBO Ceramics, Inc.	245
21,530	FMC Technologies, Inc.(a)	1,126

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Energy Equipment & Services (continued)
37,971	National Oilwell Varco, Inc.	$2,957
9,853	Oceaneering International, Inc.	708
103,615	Schlumberger Ltd.	10,102
		15,138
	Food & Staples Retailing — 3.67%
110,829	Costco Wholesale Corp.	12,377
112,878	CVS Caremark Corp.	8,450
34,374	Sprouts Farmers Market, Inc.(a)	1,238
52,810	Sysco Corp.	1,908
2,626	The Fresh Market, Inc.(a)	88
76,444	Walgreen Co.	5,048
150,800	Wal-Mart Stores, Inc.	11,526
177,376	Whole Foods Market, Inc.	8,995
		49,630
	Food Products — 0.92%
15,774	Flowers Foods, Inc.	338
12,423	Hormel Foods Corp.	612
21,592	Kellogg Co.	1,354
12,108	McCormick & Co., Inc.	869
18,212	Mead Johnson Nutrition Co.	1,514
196,555	Mondelez International, Inc., Class - A	6,791
9,944	The J.M. Smucker Co.	967
		12,445
	Health Care Equipment & Supplies — 2.86%
297,391	Abbott Laboratories	11,453
49,203	Baxter International, Inc.	3,620
18,149	Becton, Dickinson & Co.	2,125
7,639	C.R. Bard, Inc.	1,130
43,318	Covidien PLC	3,191
13,066	Dentsply International, Inc.	602
9,746	Edwards Lifesciences Corp.(a)	723
12,586	IDEXX Laboratories, Inc.(a)	1,528
3,532	Intuitive Surgical, Inc.(a)	1,547
93,441	Medtronic, Inc.	5,750
12,911	ResMed, Inc.	577
27,959	St. Jude Medical, Inc.	1,828
27,582	Stryker Corp.	2,247
10,167	Varian Medical Systems, Inc.(a)	854
15,640	Zimmer Holdings, Inc.	1,479
		38,654
	Health Care Providers & Services — 2.36%
22,477	AmerisourceBergen Corp.	1,474
144,519	Express Scripts Holding Co.(a)	10,852
8,321	Henry Schein, Inc.(a)	993
14,533	Humana, Inc.	1,638
8,745	Laboratory Corp. of America Holdings(a)	859
20,948	McKesson Corp.	3,699
9,085	MEDNAX, Inc.(a)	563
8,516	Patterson Cos., Inc.	356
13,817	Quest Diagnostics, Inc.	800
95,077	UnitedHealth Group, Inc.	7,796
29,758	WellPoint, Inc.	2,962
		31,992
	Health Care Technology — 0.30%
72,723	Cerner Corp.(a)	4,091

	Hotels, Restaurants & Leisure — 3.30%
6,226	Chipotle Mexican Grill, Inc.(a)	3,537
11,335	Darden Restaurants, Inc.	575
105,423	Dunkin' Brands Group, Inc.	5,290
39,087	Las Vegas Sands Corp.	3,157
47,982	Marriott International, Inc.	2,688
88,304	McDonald's Corp.	8,657
2,582	Panera Bread Co., Class - A (a)	456
160,231	Starbucks Corp.	11,758
31,400	Starwood Hotels & Resorts Worldwide, Inc.	2,499
81,140	YUM! Brands, Inc.	6,117
		44,734
	Household Durables — 0.04%
9,540	Garmin Ltd.	527

	Household Products — 2.29%
12,554	Church & Dwight Co., Inc.	867
133,255	Colgate-Palmolive Co.	8,644
34,940	Kimberly-Clark Corp.	3,852
11,746	The Clorox Co.	1,034
206,724	The Procter & Gamble Co.	16,662
		31,059
	Industrial Conglomerates — 0.92%
62,972	3M Co.	8,543
52,431	Danaher Corp.	3,932
		12,475
	Insurance — 0.25%
26,420	Aon PLC	2,227
10,459	Brown & Brown, Inc.	322
2,286	Fidelity National Financial, Inc., Class - A	72
9,031	Torchmark Corp.	710
		3,331
	Internet & Catalog Retail — 2.61%
45,620	Amazon.com, Inc.(a)	15,352
16,372	Netflix.com, Inc.(a)	5,763
9,365	Priceline.com, Inc.(a)	11,162
33,534	TripAdvisor, Inc.(a)	3,038
		35,315
	Internet Software & Services — 6.23%
144,304	eBay, Inc.(a)	7,971
12,230	Equinix, Inc.(a)	2,261
227,859	Facebook, Inc., Class - A(a)	13,726
43,397	Google, Inc., Class - A(a)	48,366
43,125	LinkedIn Corp., Class - A(a)	7,976
51,726	Pandora Media, Inc.(a)	1,568
9,944	Rackspace Hosting, Inc.(a)	326
42,347	Twitter, Inc.(a)	1,976
15,696	Youku, Inc., ADR(a)	440
		84,610
	IT Services — 5.52%
73,747	Accenture PLC, Class - A	5,879
81,966	Automatic Data Processing, Inc.	6,334
11,304	Broadridge Financial Solutions, Inc.	420
55,184	Cognizant Technology Solutions Corp.(a)	2,793
4,126	FleetCor Technologies, Inc.(a)	475
7,020	Global Payments, Inc.	499
71,925	International Business Machines Corp.	13,845
7,927	Jack Henry & Associates, Inc.	442

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
6,516	Leidos Holdings, Inc.	$230
219,045	MasterCard, Inc., Class - A	16,363
5,991	NeuStar, Inc., Class - A(a)	195
28,781	Paychex, Inc.	1,226
3,748	Science Applications International Corp.	140
14,543	Teradata Corp.(a)	715
14,711	Total System Services, Inc.	447
111,228	Visa, Inc., Class - A	24,010
55,893	Western Union Co.	914
		74,927
	Leisure Products — 0.06%
5,956	Polaris Industries, Inc.	832

	Life Sciences Tools & Services — 0.82%
4,970	Covance, Inc.(a)	516
32,269	Illumina, Inc.(a)	4,797
2,737	Mettler-Toledo International, Inc.(a)	645
3,360	Techne Corp.	287
32,923	Thermo Electron Corp.	3,959
8,065	Waters Corp.(a)	874
		11,078
	Machinery — 0.48%
13,385	Donaldson Co., Inc.	568
7,584	IDEX Corp.	553
38,114	Illinois Tool Works, Inc.	3,100
10,428	Pall Corp.	933
8,740	Wabtec Corp.	677
17,323	Xylem, Inc.	631
		6,462
	Marine — 0.04%
5,115	Kirby Corp.(a)	518

	Media — 1.78%
70,816	Discovery Communications, Inc.(a)	5,856
4,492	John Wiley & Sons, Inc., Class - A	259
2,167	Morningstar, Inc.	171
24,074	Omnicom Group, Inc.	1,748
7,749	Scripps Networks Interactive, Class - A	588
135,127	The Walt Disney Co.	10,820
146,447	Twenty-First Century Fox, Inc.	4,682
		24,124
	Multiline Retail — 0.21%
20,652	Dollar Tree, Inc.(a)	1,078
8,637	Family Dollar Stores, Inc.	501
21,740	Kohl's Corp.	1,235
		2,814
	Oil, Gas & Consumable Fuels — 3.33%
125,280	Chevron Corp.	14,897
50,029	Concho Resources, Inc.(a)	6,128
31,054	EOG Resources, Inc.	6,092
182,664	Exxon Mobil Corp.	17,843
6,759	World Fuel Services Corp.	298
		45,258
	Personal Products — 0.36%
4,960	Nu Skin Enterprises, Inc., Class - A	411
66,787	The Estee Lauder Cos., Inc., Class - A	4,467
		4,878
	Pharmaceuticals — 7.03%
140,491	AbbVie, Inc.	7,221
99,585	Allergan, Inc.	12,358
172,238	Bristol-Myers Squibb Co.	8,948
91,338	Eli Lilly & Co.	5,376
23,742	Forest Laboratories, Inc.(a)	2,191
15,151	Hospira, Inc.(a)	655
194,514	Johnson & Johnson	19,107
5,126	Mallinckrodt PLC(a)	325
388,273	Merck & Co., Inc.	22,043
185,974	Novo Nordisk A/S, ADR	8,490
38,167	Perrigo Co. PLC	5,903
52,978	Sanofi-Aventis, ADR	2,770
		95,387
	Professional Services — 0.16%
10,927	Equifax, Inc.	743
5,516	Towers Watson & Co., Class - A	629
13,390	Versik Analytics, Inc., Class - A(a)	803
		2,175
	Real Estate Investment Trusts — 0.40%
66,378	American Tower Corp.	5,434

	Road & Rail — 0.90%
38,839	Canadian Pacific Railway Ltd.	5,843
4,402	Landstar System, Inc.	261
32,346	Union Pacific Corp.	6,070
		12,174
	Semiconductors & Semiconductor Equipment — 1.31%
29,325	Altera Corp.	1,063
76,523	ARM Holdings PLC, ADR	3,900
461,241	Intel Corp.	11,905
17,759	Microchip Technology, Inc.	848
		17,716
	Software — 4.75%
127,022	Adobe Systems, Inc.(a)	8,350
8,363	ANSYS, Inc.(a)	644
16,384	Citrix Systems, Inc.(a)	941
4,159	FactSet Research Systems, Inc.	448
36,987	FireEye, Inc.(a)	2,277
26,430	Intuit, Inc.	2,054
7,532	MICROS Systems, Inc.(a)	399
346,275	Oracle Corp.	14,166
105,182	Red Hat, Inc.(a)	5,573
169,470	Salesforce.com, Inc.(a)	9,676
27,780	SAP AG, ADR	2,259
5,874	SolarWinds, Inc.(a)	250
70,488	Splunk, Inc.(a)	5,039
12,784	Tableau Software, Inc., Class - A(a)	973
67,044	VMware, Inc., Class - A(a)	7,242
44,773	Workday, Inc., Class - A(a)	4,094
		64,385
	Specialty Retail — 3.92%
7,135	Aaron's, Inc.	216
7,821	Abercrombie & Fitch Co., Class - A	301
6,264	Advance Auto Parts, Inc.	792
11,646	Ascena Retail Group, Inc.(a)	201
3,279	AutoZone, Inc.(a)	1,761
20,612	Bed Bath & Beyond, Inc.(a)	1,418
24,908	Best Buy Co., Inc.	658

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Retail (continued)
8,581	Dick's Sporting Goods, Inc.	$469
6,262	Guess?, Inc.	173
268,652	Industria de Diseno Textil SA, ADR	8,070
71,550	Lowe's Cos., Inc.	3,499
20,275	O'Reilly Automotive, Inc.(a)	3,009
9,646	PetSmart, Inc.	665
19,817	Ross Stores, Inc.	1,418
7,746	Signet Jewelers Ltd.	820
63,129	Staples, Inc.	716
137,030	The Home Depot, Inc.	10,843
229,621	The TJX Cos., Inc.	13,926
37,161	Tiffany & Co.	3,201
5,708	Ulta Salon, Cosmetics & Fragrance, Inc.(a)	556
9,429	Urban Outfitters, Inc.(a)	344
		53,056
	Technology Hardware, Storage & Peripherals — 2.82%
70,731	Apple, Inc.	37,964
7,236	Lexmark International, Inc., Class - A	335
		38,299
	Textiles, Apparel & Luxury Goods — 2.63%
25,656	Coach, Inc.	1,274
3,460	Deckers Outdoor Corp.(a)	276
4,883	Fossil Group, Inc.(a)	569
66,456	Michael Kors Holdings Ltd.(a)	6,198
188,056	NIKE, Inc., Class - B	13,890
5,619	Ralph Lauren Corp.	904
144,477	The Swatch Group AG, ADR	4,522
53,152	Under Armour, Inc., Class - A(a)	6,093
31,069	V.F. Corp.	1,923
		35,649
	Tobacco — 1.02%
34,890	Lorillard, Inc.	1,887
146,294	Philip Morris International, Inc.	11,977
		13,864
	Trading Companies & Distributors — 0.39%
74,864	Fastenal Co.	3,693
3,893	MSC Industrial Direct Co., Inc., Class - A	337
4,957	W.W. Grainger, Inc.	1,252
		5,282
	Total Common Stocks	1,103,371

	Corporate Bonds — 0.76%
	Banks — 0.50%
$50	Bank of America Corp., MTN, 7.38%, 5/15/14	50
2,900	Bank of America Corp., 5.75%, 12/1/17	3,284
1,900	JPMorgan Chase Bank NA, 6.00%, 10/1/17	2,165
1,400	SSIF Nevada LP, 0.94%, 4/14/14 (b)	1,400
		6,899
	Capital Markets — 0.07%
200	Goldman Sachs Group, Inc., 0.74%, 1/12/15	200
500	Goldman Sachs Group, Inc., 3.70%, 8/1/15	519
200	Goldman Sachs Group, Inc., 0.68%, 3/22/16	199
		918
	Diversified Financial Services — 0.13%
200	Ford Motor Credit Co. LLC, 3.88%, 1/15/15	205
1,500	Ford Motor Credit Co. LLC, 2.38%, 1/16/18	1,512
		1,717
	Diversified Telecommunication Services — 0.04%
100	Verizon Communications, Inc., 1.76%, 9/15/16	103
100	Verizon Communications, Inc., 2.50%, 9/15/16	104
100	Verizon Communications, Inc., 3.65%, 9/14/18	106
200	Verizon Communications, Inc., 4.50%, 9/15/20	217
		530
	Oil, Gas & Consumable Fuels — 0.02%
100	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	114
100	Southwestern Energy Co., 4.10%, 3/15/22, Callable 12/15/21 @ 100.00	103
		217
	Total Corporate Bonds	10,281

	Asset Backed Securities — 0.09%
400	Asset Backed Funding Certificates, Series 2004-0PT5, Class A1, 0.85%, 6/25/34	372
60	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE2, Class A2, 0.23%, 5/25/37	38
48	BlueMountain CLO Ltd., Series 2005-1A, Class A1F, 0.47%, 11/15/17(b)	48
41	Kingsland Ltd., Series 2005-1A, Class A1A, 0.48%, 6/13/19(b)	41
221	Morgan Stanley Capital, Inc., Series 2007-HE6, Class A1, 0.21%, 5/25/37	135
93	SLM Student Loan Trust, Series 2005-4, Class A2, 0.32%, 4/26/21	93
31	Small Business Administration Participation Certificates, Series 2008-20E, Class 1, 5.49%, 5/1/28	34
429	Small Business Administration Participation Certificates, Series 2006-20L, Class 1, 5.12%, 12/1/26	462
	Total Asset Backed Securities	1,223

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations — 1.51%
$13	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.83%, 9/25/45	$12
357	American Home Mortgage Investment Trust, Series 2004-3, Class 5A, 2.17%, 10/25/34	356
120	Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 9/10/16	129
14	Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1, 2.70%, 2/25/36(c)(d)	12
502	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A1, 2.83%, 9/25/34	469
369	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2, 2.53%, 3/25/35	374
32	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2, 2.67%, 2/25/33	30
27	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1, 2.36%, 2/25/33	27
27	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 22A1, 3.09%, 11/25/34	27
521	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-5, Class 2A1, 2.58%, 8/25/33	533
755	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 2.61%, 8/25/35	739
257	Citigroup Mortgage Loan Trust, Inc., Series 2005-11A, Class A1A, 2.54%, 5/25/35	252
68	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, 2.29%, 9/25/35	67
122	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3, 1.94%, 9/25/35	122
94	Countrywide Alternative Loan Trust, Series 2003-J2, Class A1, 6.00%, 10/25/33	98
21	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A, 0.37%, 7/20/46(c)(d)	13
332	Countrywide Alternative Loan Trust, Series 2006-0A6, Class 1A2, 0.36%, 7/25/46	277
831	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.36%, 5/25/35	694
23	Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1, 2.67%, 2/25/37(c)(d)	20
29	Countrywide Alternative Loan Trust, Series 2006-OA11B, Class A1B, 0.34%, 9/25/46(c)(d)	23
30	Countrywide Alternative Loan Trust, Series 2005-81, Class A1, 0.43%, 2/25/37	23
710	Countrywide Home Loans, Series 2005-9, Class 1A3, 0.38%, 5/25/35	605
66	Countrywide Home Loans, Series 2005-3, Class 2A1, 0.44%, 4/25/35	54
466	Countrywide Home Loans, Series 2005-HYB9, Class 3A2A, 2.42%, 2/20/36	442
196	Fannie Mae, Series 2006-82, Class F, 0.72%, 9/25/36	197
123	Fannie Mae Whole Loan, Series 2004-W12, Class 1A1, 6.00%, 7/25/44	137
144	First Horizon Mortgage Pass-Through Trust, Series 2004-AR1, Class 2A1, 2.54%, 2/25/34	141
687	Freddie Mac, Series 3616, Class FG, 0.80%, 3/15/32	692
6	Freddie Mac, Series 3346, Class FA, 0.39%, 2/15/19	6
7	Freddie Mac, Series 2395, Class FT, 0.61%, 12/15/31	7
223	Freddie Mac, Series 3174, Class FM, 0.40%, 5/15/36	222
2,473	Government National Mortgage Association, Series 2005-16, Class FA, 0.41%, 2/20/35	2,461
53	Government National Mortgage Association, Series 2000-14, Class F, 0.81%, 2/16/30	54
2,491	Government National Mortgage Association, Series 2005-3, Class F, 0.41%, 1/16/35	2,475
556	Government National Mortgage Association, Series 2008-6, Class FA, 0.65%, 2/20/38	558
1,402	Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class A2, 0.37%, 6/25/45	1,238
270	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 2.65%, 9/25/35	272
771	HarborView Mortgage Loan Trust, Series 2005-2, Class 2A1A, 0.38%, 5/19/35	670
120	Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	133
632	Nomura Asset Acceptance Corp., Series 2005-AR5, Class 2A1, 2.50%, 10/25/35	564
1,973	Residential Accredit Loans, Inc., Series 2005-Q01, Class A1, 0.45%, 8/25/35	1,552
1,190	Structured Asset Securities Corp., Series 2003-40A, Class 3A2, 2.39%, 1/25/34	1,171
459	WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A, 0.46%, 1/25/45	443
130	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A2, 2.61%, 3/25/35	133

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$1,138	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1, 2.61%, 3/25/36	$1,146

413	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A2, 2.62%, 10/25/35	406

143	Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 2.62%, 12/25/33	143

233	Wells Fargo Mortgage Backed Securities Trust, Series 2004-CC, Class A1, 2.62%, 1/25/35	234
	Total Collateralized Mortgage Obligations	20,453

	Global Bonds — 0.67%
	Brazil — 0.35%
10,700	Letra do Tesouro Nacional, 13.70%, 1/1/17(e)(f)	3,411
3,300	Nota do Tesouro Nacional, 1.41%, 1/1/21(f)	1,323
	Mexico — 0.16%
31,810	Mexican Cetes, Series BI, 0.00%, 8/21/14 (f)	240
99,400	Mexican Cetes, Series BI, 0.00%, 6/12/14 (f)	756
93,830	Mexican Cetes, Series BI, 0.00%, 6/26/14 (f)	713
1,400	Mexican Cetes, 0.00%, 4/3/14 (f)	11
58,400	Mexican Cetes, Series BI, 0.00%, 4/10/14 (f)	447
	Slovenia — 0.04%
400	Republic of Slovenia, 4.70%, 11/1/16 (f)	598
	United States — 0.12%
100	Goldman Sachs Group, Inc., 0.64%, 5/18/15	138
1,000	JPMorgan Chase Bank NA, 1.00%, 5/31/17	1,361
100	JPMorgan Chase Bank NA, 4.37%, 11/30/21, Callable 11/14/16 @ 100 (f)	146
	Total Global Bonds	9,144

	Municipal Bond — 0.02%
	Washington — 0.02%
200	Port of Seattle Washington Revenue, Series B1, 7.00%, 5/1/36	225
	Total Municipal Bond	225

	U.S. Government Agency Securities — 1.45%
2,500	Federal Home Loan Bank, 0.07%, 5/2/14(e)(g)	2,500
8,700	Federal Home Loan Bank, 0.06%, 4/21/14(e)(g)	8,700
8,400	Federal Home Loan Bank, 0.10%, 4/11/14(e)(g)	8,400
	Total U.S. Government Agency Securities	19,600

	U.S. Government Agency Mortgages — 0.43%
7	Fannie Mae, Pool #829144, 4.50%, 10/1/35	8
5	Fannie Mae, Pool #889414, 6.00%, 11/1/37	6
249	Fannie Mae, Pool #836019, 2.21%, 10/1/35	265
10	Fannie Mae, Pool #796295, 4.50%, 12/1/34	10
8	Fannie Mae, Pool #AH3151, 4.50%, 3/1/41	8
51	Fannie Mae, Pool #AK5605, 4.50%, 4/1/42	54
1,000	Fannie Mae, 30 YR TBA, 4.50%, 4/25/44	1,067
4,000	Fannie Mae, 30 YR TBA, 5.00%, 4/25/44	4,361
	Total U.S. Government Agency Mortgages	5,779

	U.S. Treasury Obligations — 3.70%
1,600	U.S. Treasury Bill, 0.05%, 4/10/14 (e)(h)	1,600
19,500	U.S. Treasury Bill, 0.06%, 4/17/14 (e)(h)	19,500
3,100	U.S. Treasury Bill, 0.06%, 4/24/14 (e)	3,100
6	U.S. Treasury Bill, 0.12%, 3/5/15 (e)(h)	6
200	U.S. Treasury Inflation Index Bond, 2.38%, 1/15/25	292
560	U.S. Treasury Inflation Index Bond, 2.00%, 1/15/26	752
100	U.S. Treasury Inflation Index Bond, 2.38%, 1/15/27	138
1,000	U.S. Treasury Inflation Index Bond, 1.75%, 1/15/28	1,237
350	U.S. Treasury Inflation Index Bond, 2.50%, 1/15/29	463
100	U.S. Treasury Inflation Index Bond, 3.88%, 4/15/29	201
2,410	U.S. Treasury Inflation Index Bond, 0.63%, 2/15/43	2,053
4,900	U.S. Treasury Note, 0.10%, 1/31/16	4,897
10,400	U.S. Treasury Note, 2.75%, 11/15/23	10,447
5,400	U.S. Treasury Note, 2.75%, 2/15/24	5,412
	Total U.S. Treasury Obligations	50,098

	Yankee Dollars — 0.35%
	Aerospace & Defense — 0.01%
78	Waha Aerospace BV, 3.93%, 7/28/20	82

	Banks — 0.26%
500	Banco Bradesco SA, 2.34%, 5/16/14 (b)	500
1,000	Banco Votorantim SA, 5.25%, 2/11/16 (b)	1,039
1,100	DNB Bank ASA, 3.20%, 4/3/17 (b)	1,155
200	Export-Import Bank of Korea, 5.88%, 1/14/15	208
200	Export-Import Bank of Korea, 4.13%, 9/9/15	209
200	Export-Import Bank of Korea, 5.13%, 6/29/20	224
200	Export-Import Bank of Korea, 5.00%, 4/11/22	224
		3,559
	Diversified Financial Services — 0.01%
188	Doric Nimrod Air Finance Alpha Ltd., Series 2012-1, Class A, 5.13%, 11/30/24 (b)	195

	Sovereign — 0.07%
500	Republic of Korea, 5.75%, 4/16/14	501

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Contracts, Shares or Principal Amount (000)	Security Description	Value (000)
	Yankee Dollars (continued)
	Sovereign, continued
$300	Republic of Korea, 7.13%, 4/16/19	$368
		869
	Total Yankee Dollars	4,705

	Time Deposits — 0.82%
2,000	Australia & New Zealand Banking Group Ltd., 0.00%, 6/10/14	1,854
9,302	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 4/1/14	9,302
	Total Time Deposits	11,156

	Call Option Purchased —0.0%
28	Call Option - Eurodollar Future, Expiring 12/15/14 at $100	2
	Total Call Option Purchased (Cost $2)	2

	Put Option Purchased —0.0%
164	Put Option - S&P 500 Index Future with Citigroup, Expiring 6/20/14 at $825	2
	Total Put Option Purchased (Cost $5)	2

	Repurchase Agreements — 2.38%
$11,700	Barclays Bank, 0.07%, 4/1/14 (Purchased on 3/31/14, proceeds at maturity $11,700,023 collateralized by U.S. Treasury Note, 2.63%, 11/15/20 fair value $11,973,903)	11,700
8,300	Citigroup Global Markets, 0.08%, 4/1/14 (Purchased on3/31/14, proceeds at maturity $8,300,018 collateralized by U.S. Treasury Note, 0.38%, 11/15/14 fair value $8,468,045)	8,300
12,300	JPMorgan Securities, 0.08%, 4/1/14 (Purchased on 3/31/14, proceeds at maturity $12,300,027 collateralized by U.S. Government Agency Security, 2.21%, 12/5/22 fair value $12,577,381)	12,300
	Total Repurchase Agreements	32,300

	Mutual Funds — 5.24%
65,973,847	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (i)	65,974
120,124	SSgA Treasury Money Market Fund, 0.00% (i)	120
4,918,286	SSgA U.S. Government Money Market Fund, 0.00% (i)	4,918
	Total Mutual Funds	71,012

	Total Investments
	(cost $1,015,119) — 98.84%	1,339,351
	Other assets in excess of liabilities — 1.16%	15,651
	Net Assets - 100.00%	$1,355,002

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Escrow security due to bankruptcy.
(d)	Issuer has defaulted on the payment of interest. These securities have been deemed illiquid by the Specialist Manager and represents 0.00% of the Portfolio's net assets.
(e)	Rate disclosed represents effective yield at purchase.
(f)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(g)	Zero coupon security. Effective rate shown is as of March 31, 2014.
(h)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.
(i)	The rate disclosed is the rate in effect on March 31, 2014.

ADR—American Depositary Receipt

MTN—Medium Term Note

TBA—Security is subject to delayed delivery

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Growth Equity Portfolio	Jennison Associates LLC	Mellon Capital Management Corporation	PIMCO	Sustainable Growth Advisers	Total

Common Stocks	33.19%	42.68%	-	5.55%	81.42%
Corporate Bonds	-	-	0.76%	-	0.76%
Asset Backed Securities	-	-	0.09%	-	0.09%
Collateralized Mortgage Obligations	-	-	1.51%	-	1.51%
Global Bonds	-	-	0.67%	-	0.67%
Municipal Bond	-	-	0.02%	-	0.02%
U.S. Government Agency Securities	-	-	1.45%	-	1.45%
U.S. Government Agency Mortgages	-	-	0.43%	-	0.43%
U.S. Treasury Obligations	-	-	3.70%	-	3.70%
Yankee Dollars	-	-	0.35%	-	0.35%
Time Deposits	0.51%	-	0.20%	0.11%	0.82%
Call Option Purchased	-	-	0.00%	-	0.00%
Put Option Purchased	-	-	0.00%	-	0.00%
Repurchase Areements	-	-	2.38%	-	2.38%
Mutual Funds	-	4.88%	0.36%	-	5.24%
Other Assets (Liablities)	0.70%	0.11%	0.35%	0.00%	1.16%
Total Net Assets	34.40%	47.67%	12.27%	5.66%	100.00%

The following tables reflect the open derivative positions held by the Portfolio as of March 31, 2014.

Long/(Short) Futures
				Unrealized
				Appreciation/
Number of		Value		(Depreciation)
Contracts	Futures Contracts Positions^	(000)	Expiration	(000)
(22)	10-Year Australia Treasury Bond Future	$(2,357)	6/16/14	$(8)
(27)	10-Year U.S. Dollar Deliverable Interest Rate Swap Future	(2,716)	6/16/14	(12)
36	10-Year U.S. Treasury Note Future	4,446	6/19/14	–
63	3-Year Australia Treasury Bond Future	6,332	6/16/14	(9)
216	S&P 500 E-mini Future	20,138	6/20/14	151
310	S&P 500 Index Future	144,506	6/19/14	1,244
	Net Unrealized Appreciation/(Depreciation)			$1,366

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as "—" are $0 or have been rounded to $0.

Currency Contracts
						Unrealized
				Settlement	Value	Appreciation/
Contract Amount			Settlement	Value	on 3/31/14	(Depreciation)
(Local Currency)	Currency	Counterparty	Date	(000)	(000)	(000)
	Currencies Purchased
2,000,000	Australian Dollar	Bank of America	4/2/14	$1,845	$1,854	$9
6,760,194	Brazilian Real	JPMorgan Chase	4/2/14	2,865	2,980	115
10,400,000	Chinese Renminbi	Royal Bank of Scotland	9/8/15	1,600	1,663	63
11,520,000	Chinese Renminbi	Royal Bank of Scotland	9/8/15	1,800	1,842	42
3,857,750	Chinese Renminbi	JPMorgan Chase	4/7/16	650	616	(34)
12,485,660	Chinese Renminbi	Deutsche Bank	4/7/16	1,957	1,992	35
1,969,479	Euro	Royal Bank of Scotland	4/2/14	2,713	2,713	—
21,692,772	Mexican Peso	BNP Paribas	5/14/14	1,627	1,656	29
9,192,228	Mexican Peso	Citibank	5/14/14	690	702	12
	Total Currencies Purchased			$15,747	$16,018	$271

	Currencies Sold
2,000,000	Australian Dollar	Citibank	4/2/14	$1,813	$1,855	$(42)
2,000,000	Australian Dollar	Bank of America	5/2/14	1,841	1,850	(9)
2,754,109	Brazilian Real	JPMorgan Chase	4/2/14	1,143	1,214	(71)
90,991	Brazilian Real	JPMorgan Chase	4/2/14	39	40	(1)
3,915,094	Brazilian Real	Barclays Bank	4/2/14	1,612	1,726	(114)
6,760,194	Brazilian Real	JPMorgan Chase	5/5/14	2,842	2,953	(111)
2,070,749	Brazilian Real	Morgan Stanley	6/3/14	866	898	(32)
818,091	Brazilian Real	Citibank	6/3/14	344	355	(11)
77,000	British Pound Sterling	Goldman Sachs	6/12/14	129	128	1
21,920,000	Chinese Renminbi	Citibank	9/8/15	3,425	3,506	(81)
16,343,410	Chinese Renminbi	JPMorgan Chase	4/7/16	2,542	2,608	(66)
104,000	Euro	Barclays Bank	4/2/14	144	143	1
1,654,479	Euro	Barclays Bank	4/2/14	2,295	2,279	16
1,969,479	Euro	Royal Bank of Scotland	5/2/14	2,713	2,713	—
211,000	Euro	Bank of America	4/2/14	290	291	(1)
409,000	Mexican Peso	Barclays Bank	5/14/14	31	31	—
21,552,771	Mexican Peso	BNP Paribas	5/14/14	1,608	1,645	(37)
1,145,689	Mexican Peso	BNP Paribas	5/15/14	87	87	—
5,789,511	Mexican Peso	BNP Paribas	4/10/14	441	443	(2)
8,773,481	Mexican Peso	Goldman Sachs	7/10/14	658	667	(9)
1,646,000	Mexican Peso	Citibank	5/14/14	125	126	(1)
6,221,278	Mexican Peso	Goldman Sachs	6/12/14	474	474	—

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2014 (Unaudited)

Currency Contracts (continued)						Unrealized
				Settlement	Value	Appreciation/
Contract Amount			Settlement	Value	on 3/31/14	(Depreciation)
(Local Currency)	Currency	Counterparty	Date	(000)	(000)	(000)
7,169,623	Mexican Peso	BNP Paribas	5/14/14	538	547	(9)
1,509,846	Mexican Peso	JPMorgan Chase	6/26/14	115	115	—
4,327,958	Mexican Peso	Morgan Stanley	8/21/14	320	328	(8)
	Total Currencies Sold			$26,435	$27,022	$(587)
	Net Unrealized/Appreciation(Depreciation)					$(316)

Written Options
						Unrealized
						Appreciation/
Number of		Exercise	Premium	Value		(Depreciation)
Contracts	Security Description	Price	(000)	(000)	Expiration	(000)

(490)	Call Option on Interest Rate Swap, with Deutsche Bank, based on the U.S. Dollar 10-Year Interest	$3	$(30)	$—	4/15/14	$30
(490)	Call Option on Interest Rate Swap, with Deutsche Bank, based on the U.S. Dollar 10-Year Interest	3	(16)	(14)	4/15/14	2
(6)	Call Option - 10-Year U.S. Treasury Note Future with Royal Bank of Scotland	126	(3)	(1)	5/23/14	2
(6)	Put Option - 10-Year U.S. Treasury Note Future with Royal Bank of Scotland	121	(3)	(1)	5/23/14	2
(28)	Put Option - Eurodollar Future with Deutsche Bank	99	(3)	(1)	12/15/14	2
	Total		$(55)	$(17)		$38

Amounts designated as "—" are $0 or have been rounded to $0.

Interest Rate Swap Agreements^

	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Expiration Date	Fixed Rate	Pay/Receive Floating Rate	Unrealized Appreciation/ (Depreciation) (000)
Interest Rate Swap Agreement with Barclays Bank, based on the British Bankers Association Libor Index	$6,700	-	$(42)	6/19/43	2.75%	Receive	$(42)
Interest Rate Swap Agreement with Credit Suisse, based on the British Bankers Association Libor Index	$800	-	(63)	12/18/43	3.25%	Receive	(63)
Interest Rate Swap Agreement with Morgan Stanley, based on the British Bankers Association Libor Index	$800	-	4	9/5/23	2.40%	Receive	4
Interest Rate Swap Agreement with Citibank, NA, based on the Bank Bill Interest Rate Index	5,200 (AUD)	(30)	148	6/18/19	4.00%	Receive	178
Interest Rate Swap Agreement with Barclays Bank, based on the Euro Interbank Offered Rate Index	5,200 (AUD)	41	(97)	9/17/24	2.00%	Pay	(138)
Interest Rate Swap Agreement with HSBC Bank, based on the Brazil Cetip Interbank Index	4,800 (BRL)	3	(153)	1/2/17	8.65%	Receive	(156)
Interest Rate Swap Agreement with Bank of America, based on the Brazil Cetip Interbank Index	3,300 (BRL)	-	(107)	1/2/17	8.60%	Receive	(107)
Interest Rate Swap Agreement with Bank of America NA, based on the Brazil Cetip Interbank Deposit Rate Index	4,000 (BRL)	24	(106)	1/2/17	8.86%	Receive	(130)
		$38	$(416)				$(454)

^Cash has been pledged as collateral for swap contracts held by the Portfolio.

Amounts designated as "-" are $0 or have been rounded to $0.

AUD - Australian Dollar

BRL - Brazilian Real

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 88.40%
	Aerospace & Defense — 1.38%
1,149	AAR Corp.	$30
260	Alliant Techsystems, Inc.	37
27	American Science & Engineering, Inc.	2
270	Astronics Corp. (a)	17
30	Cubic Corp.	2
580	Curtiss-Wright Corp.	37
3,890	Engility Holdings, Inc. (a)	175
13,824	Erickson Air-Crane, Inc. (a)	267
2,492	Esterline Technologies Corp. (a)	265
1,860	Exelis, Inc.	35
847	GenCorp, Inc. (a)	15
1,208	HEICO Corp.	73
300	Innovative Solutions & Support, Inc. (a)	2
27	LMI Aerospace, Inc. (a)	–
4,364	Moog, Inc., Class - A (a)	286
407	National Presto Industries, Inc.	32
13,953	Orbital Sciences Corp. (a)	390
918	TASER International, Inc. (a)	17
209	Teledyne Technologies, Inc. (a)	20
266	The KEYW Holding Corp. (a)	5
		1,707
	Air Freight & Logistics — 0.38%
3,930	Air Transport Services Group, Inc. (a)	31
800	Atlas Air Worldwide Holdings, Inc. (a)	28
366	Echo Global Logistics, Inc. (a)	7
542	Forward Air Corp.	25
5,262	Hub Group, Inc., Class - A (a)	210
100	Pacer International, Inc. (a)	1
160	Park-Ohio Holdings Corp. (a)	9
14,486	UTI Worldwide, Inc.	153
229	XPO Logistics, Inc. (a)	7
		471
	Airlines — 1.72%
270	Allegiant Travel Co.	30
4,920	American Airlines Group, Inc. (a)	180
25,800	Controladora Vuela Compania de Aviacion SAB de CV, ADR (a)	214
2,950	Hawaiian Holdings, Inc. (a)	41
14,580	JetBlue Airways Corp. (a)	127
534	Republic Airways Holdings, Inc. (a)	5
1,940	SkyWest, Inc.	25
1,098	Spirit Airlines, Inc. (a)	65
32,070	United Continental Holdings, Inc. (a)	1,431
		2,118
	Auto Components — 1.59%
836	American Axle & Manufacturing Holdings, Inc. (a)	15
2,478	Autoliv, Inc.	250
129	Cooper Tire & Rubber Co.	3
23,892	Dana Holding Corp.	557
454	Dorman Products, Inc. (a)	27
411	Drew Industries, Inc.	22
97	Fox Factory Holding Corp. (a)	2
630	Gentherm, Inc. (a)	22
6,890	Modine Manufacturing Co. (a)	101
28,100	Spartan Motors, Inc.	144
1,852	Standard Motor Products, Inc.	66
33,169	Stoneridge, Inc. (a)	373
4,600	Superior Industries, Inc.	94
2,298	Tenneco, Inc.(a)	133
124	Tower International, Inc.(a)	3
1,720	TRW Automotive Holdings Corp.(a)	140
		1,952
	Automobiles — 0.01%
501	Winnebago Industries, Inc.(a)	14

	Banks — 6.25%
790	1st Source, Inc.	25
1,600	Access National Corp.	26
970	American National Bankshares, Inc.	23
23,900	Associated Banc-Corp.	432
930	Banco Latinoamericano de Comercio Exterior SA, Class - E	25
7,750	BancorpSouth, Inc.	193
405	Bank of the Ozarks, Inc.	28
8,800	BankUnited, Inc.	306
29,006	BBCN Bancorp, Inc.	497
520	C&F Financial Corp.	17
590	Camden National Corp.	24
42,431	CapitalSource, Inc.	620
730	Century Bancorp, Inc., Class - A	25
15,407	Columbia Banking System, Inc.	439
8,555	Cullen/Frost Bankers, Inc.	664
1,210	Enterprise BanCorp, Inc.	25
1,451	Fidelity Southern Corp.	20
1,100	Financial Institutions, Inc.	25
1,460	First Bancorp, Inc. Maine	24
110	First Citizens BancShares, Inc., Class - A	26
1,510	First Community Bancshares, Inc.	25
385	First Financial Bankshares, Inc.	24
910	First Interstate BancSystem, Inc.	26
11,675	First Midwest BanCorp, Inc.	199
2,220	First Niagara Financial Group, Inc.	21
910	Great Southern Bancorp, Inc.	27
840	Heartland Financial USA, Inc.	23
212	Home Bancshares, Inc.	7
1,050	Horizon Bancorp	23
980	International Bancshares Corp.	25
98	Investors Bancorp, Inc.	3
1,570	MainSource Financial Group, Inc.	27
2,500	MB Financial, Inc.	77
1,230	Mercantile Bank Corp.	25
41,474	National Penn Bancshares, Inc.	433
1,010	NBT Bancorp, Inc.	25
990	Northrim BanCorp	25
1,160	Peoples Bancorp, Inc.	29
7,930	Popular, Inc.(a)	245
1,080	Republic Bancorp, Inc., Class - A	24
1,050	S & T BanCorp, Inc.	25
7,337	Square 1 Financial, Inc., Class - A(a)	147
1,980	Susquehanna Bancshares, Inc.	23
5,730	SVB Financial Group(a)	739
123,325	Synovus Financial Corp.	418
46,270	TCF Financial Corp.	772
3,900	Texas Capital Bancshares, Inc.(a)	253
740	The Bank of Kentucky Financial Corp.	28
1,640	TowneBank	25
1,260	Univest Corp. of Pennsylvania	26

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Banks (continued)
13,653	Webster Financial Corp.	$424
830	WesBanco, Inc.	26
520	Wintrust Financial Corp.	25
		7,708
	Beverages — 0.07%
491	Coca-Cola Bottling Co. Consolidated	41
100	Craft Brew Alliance, Inc.(a)	2
248	National Beverage Corp.(a)	5
151	The Boston Beer Co., Inc., Class - A(a)	37
		85
	Biotechnology — 2.50%
1,323	Acadia Pharmaceuticals, Inc.(a)	32
108	Acceleron Pharma, Inc.(a)	4
2,014	Achillion Pharmaceuticals, Inc.(a)	7
731	Acorda Therapeutics, Inc.(a)	28
518	Aegerion Pharmaceuticals, Inc.(a)	24
104	Agios Pharmaceuticals, Inc.(a)	4
999	Alnylam Pharmaceuticals, Inc.(a)	66
381	AMAG Pharmaceuticals, Inc.(a)	7
349	Amicus Therapeutics, Inc.(a)	1
454	Anacor Pharmaceuticals, Inc.(a)	9
3,453	Arena Pharmaceuticals, Inc.(a)	22
799	ArQule, Inc.(a)	2
2,194	Array BioPharma, Inc.(a)	10
125	Auspex Pharmaceuticals, Inc.	4
63	BINDTherapeutics, Inc.(a)	1
974	BioMarin Pharmaceutical, Inc.(a)	65
686	BioTime, Inc.(a)	2
117	Bluebird Bio, Inc.(a)	3
84	Cara Therapeutics, Inc.	2
2,293	Cell Therapeutics, Inc.(a)	8
78	Celladon Corp.(a)	1
1,503	Celldex Therapeutics, Inc.(a)	27
30	Cellular Dynamics International, Inc.(a)	–
9,442	Cepheid, Inc.(a)	486
1,381	Chelsea Therapeutics International Ltd.(a)	8
483	ChemoCentryx, Inc.(a)	3
164	Chimerix, Inc.(a)	4
323	Clovis Oncology, Inc.(a)	22
150	Conatus Pharmaceuticals, Inc.(a)	1
82	Concert Pharmaceuticals, Inc.	1
700	Coronado Biosciences, Inc.(a)	1
4,308	Cubist Pharmaceuticals, Inc.(a)	314
1,294	Curis, Inc.(a)	4
425	Cytokinetics, Inc.(a)	4
741	Cytori Therapeutics, Inc.(a)	2
2,779	Dendreon Corp.(a)	8
54	Dicerna Pharmaceuticals, Inc.(a)	2
300	Durata Therapeutics, Inc.(a)	4
2,438	Dyax Corp.(a)	22
4,063	Dynavax Technologies Corp.(a)	7
57	Eleven Biotherapeutics, Inc.	1
1,580	Emergent BioSolutions, Inc.(a)	40
77	Enanta Pharmaceuticals, Inc.(a)	3
118	Epizyme, Inc.(a)	3
40	Esperion Therapeutics, Inc.(a)	1
1,266	Exact Sciences Corp.(a)	18
3,494	Exelixis, Inc.(a)	12
324	Fibrocell Science, Inc.(a)	2
98	Five Prime Therapeutics, Inc.(a)	2
56	Flexion Therapeutics, Inc.	1
103	Foundation Medicine, Inc. (a)	3
2,051	Galena Biopharma, Inc. (a)	5
48	Genocea Biosciences, Inc.	1
7,408	Genomic Health, Inc. (a)	194
125	GlycoMimetics Industries, Inc.	2
900	GTx, Inc. (a)	1
1,735	Halozyme Therapeutics, Inc.(a)	22
145	Hyperion Therapeutics, Inc.(a)	4
1,771	Idenix Pharmaceuticals, Inc.(a)	11
1,163	ImmunoGen, Inc.(a)	17
1,151	Immunomedics, Inc.(a)	5
856	Infinity Pharmaceuticals, Inc.(a)	10
618	Insmed, Inc.(a)	12
135	Insys Therapeutics, Inc.(a)	6
130	Intercept Pharmaceuticals, Inc.(a)	43
8,874	InterMune, Inc.(a)	296
186	Intrexon Corp.(a)	5
1,915	Ironwood Pharmaceuticals, Inc.(a)	24
5,430	Isis Pharmaceuticals, Inc.(a)	234
300	KaloBios Pharmaceuticals, Inc.(a)	1
147	Karyopharm Therapeutics, Inc.(a)	5
1,605	Keryx Biopharmaceuticals, Inc.(a)	27
134	Kindred Biosciences, Inc.	2
211	KYTHERA Biopharmaceuticals, Inc.(a)	8
3,769	Lexicon Pharmaceuticals, Inc.(a)	7
321	Ligand Pharmaceuticals, Inc., Class - B(a)	22
93	MacroGenics, Inc.(a)	3
2,671	MannKind Corp.(a)	11
200	MEI Pharma, Inc.(a)	2
1,708	Merrimack Pharmaceuticals, Inc.(a)	9
1,623	MiMedx Group, Inc.(a)	10
705	Momenta Pharmaceuticals, Inc.(a)	8
6,820	Myriad Genetics, Inc.(a)	232
802	Nanosphere, Inc.(a)	2
2,006	Navidea Biopharmaceuticals, Inc.(a)	4
1,366	Neurocrine Biosciences, Inc.(a)	22
301	NewLink Genetics Corp.(a)	9
3,345	Novavax, Inc.(a)	15
1,177	NPS Pharmaceuticals, Inc.(a)	35
282	OncoGenex Pharmaceutical, Inc.(a)	3
86	OncoMed Pharmaceuticals, Inc.(a)	3
101	Onconova Therapeutics, Inc.(a)	1
166	Ophthotech Corp.(a)	6
3,400	Opko Health, Inc.(a)	32
1,980	Orexigen Therapeutics, Inc.(a)	13
286	Osiris Therapeutics, Inc.(a)	4
116	OvaScience, Inc.(a)	1
7,216	PDL BioPharma, Inc.	60
3,305	Peregrine Pharmaceuticals, Inc.(a)	6
194	Portola Pharmaceuticals, Inc.(a)	5
959	Progenics Pharmaceuticals, Inc.(a)	4
185	PTC Therapeutics, Inc.(a)	5
422	Puma Biotechnology, Inc.(a)	44
1,071	Raptor Pharmaceuticals Corp.(a)	11
138	Receptos, Inc.(a)	6
210	Regulus Therapeutics, Inc.(a)	2
2,944	Repligen Corp.(a)	38
295	Retrophin, Inc.	6
1,209	Sangamo BioSciences, Inc.(a)	22
676	Sarepta Therapeutics, Inc.(a)	16
491	SIGA Technologies, Inc.(a)	2

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
197	Stemline Therapeutics, Inc.(a)	$4
640	Sunesis Pharmaceuticals, Inc.(a)	4
374	Synageva BioPharma Corp.(a)	31
1,422	Synergy Pharmaceuticals, Inc.	8
814	Synta Pharmaceuticals Corp.(a)	4
264	Tesaro, Inc.(a)	8
216	Tetraphase Pharmaceuticals, Inc.(a)	2
215	TG Therapeutics, Inc.(a)	1
946	Threshold Pharmaceuticals, Inc.(a)	5
103	Ultragenyx Pharmaceutical, Inc.	5
586	Vanda Pharmaceuticals, Inc.(a)	10
352	Verastem, Inc.(a)	4
45,429	Vical, Inc.(a)	59
227	Xencor, Inc.	3
1,192	XOMA Corp.(a)	6
1,508	ZIOPHARM Oncology, Inc.(a)	7
		3,085
	Building Products — 2.00%
503	AAON, Inc.	14
213	American Woodmark Corp.(a)	7
366	Apogee Enterprises, Inc.	12
3,000	Armstrong World Industries, Inc.(a)	160
787	Builders FirstSource, Inc.(a)	7
128	Continental Building Products, Inc.	2
28,297	Griffon Corp.	338
350	Insteel Industries, Inc.	7
5,350	Lennox International, Inc.	487
12,525	Masonite International Corp.(a)	709
330	NCI Building Systems, Inc.(a)	6
71	Norcraft Co., Inc.(a)	1
161	Nortek, Inc.(a)	13
141	Patrick Industries, Inc.(a)	6
578	PGT, Inc.(a)	7
245	Ply Gem Holdings, Inc.(a)	3
2,956	Simpson Manufacturing Co., Inc.	104
2,468	Trex Co., Inc.(a)	181
6,506	Universal Forest Products, Inc.	360
1,398	USG Corp.(a)	46
		2,470
	Capital Markets — 2.12%
930	Arlington Asset Investment Corp.	25
2,276	BGC Partners, Inc., Class - A	15
2,580	BlackRock Kelso Capital Corp.	24
2,320	Calamos Asset Management, Inc., Class - A	30
2,600	Capital Southwest Corp.	90
336	Cohen & Steers, Inc.	13
65,900	Cowen Group, Inc.(a)	290
58	Diamond Hill Investment Group, Inc.	8
577	Evercore Partners, Inc., Class - A	32
850	FBR & Co.(a)	22
891	Financial Engines, Inc.	45
651	FXCM, Inc., Class - A	10
106	GAMCO Investors, Inc., Class - A	8
507	Greenhill & Co., Inc.	26
502	HFF, Inc., Class - A	17
56	ICG Group, Inc.(a)	1
1,263	International Fcstone, Inc.(a)	24
547	Kcg Holdings, Inc.(a)	7
2,184	Ladenburg Thalmann Financial Services, Inc.(a)	7
2,300	LPL Financial Holdings, Inc.	121
76	Main Street Capital Corp.	2
43	Marcus & Millichap, Inc.(a)	1
5,420	MCG Capital Corp.	21
1,040	Oppenheimer Holdings, Inc., Class - A	29
12,795	Piper Jaffray Cos., Inc.(a)	585
164	Pzena Investment Management, Inc., Class - A	2
4,315	Raymond James Financial, Inc.	240
1,460	RCS Capital Corp., Class - A	57
3,042	Stifel Financial Corp.(a)	151
121	Virtus Investment Partners, Inc.(a)	21
8,329	Waddell & Reed Financial, Inc., Class - A	614
122	Westwood Holdings Group, Inc.	8
1,680	WhiteHorse Finance, Inc.	24
1,805	WisdomTree Investments, Inc.(a)	24
		2,594
	Chemicals — 2.65%
1,030	A. Schulman, Inc.	37
396	Advanced Emissions Solutions, Inc.(a)	10
3,013	Albemarle Corp.	200
506	American Vanguard Corp.	11
289	Arabian American Development Co.(a)	3
760	Axiall Corp.	34
542	Balchem Corp.	28
8,626	Cabot Corp.	510
970	Calgon Carbon Corp.(a)	21
1,360	Celanese Corp., Series A	75
1,188	Chase Corp.	37
1,793	Chemtura Corp.(a)	45
1,298	Ferro Corp.(a)	18
857	Flotek Industries, Inc.(a)	24
3,122	FMC Corp.	239
2,439	FutureFuel Corp.	50
5,188	H.B. Fuller Co.	250
156	Hawkins, Inc.	6
395	Innophos Holdings, Inc.	22
398	Innospec, Inc.	18
86	KMG Chemicals, Inc.	1
370	Koppers Holdings, Inc.	15
10,900	Kraton Performance Polymers, Inc.(a)	285
18,430	Landec Corp.(a)	206
184	LSB Industries, Inc.(a)	7
25	Marrone Bio Innovations, Inc.(a)	–
4,808	Methanex Corp.	307
976	NewMarket Corp.	382
2,103	Olin Corp.	58
64	OM Group, Inc.	2
825	Omnova Solutions, Inc.(a)	9
1,810	PolyOne Corp.	66
70	Quaker Chemical Corp.	6
761	Stepan Co.	49
266	Taminco Corp.(a)	6
194	Tredegar Industries, Inc.	4
7,470	Tronox Ltd., Class - A	178
600	Westlake Chemical Corp.	40
160	Zep, Inc.	3
		3,262
	Commercial Services & Supplies — 1.80%
3,740	ACCO Brands Corp.(a)	23

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Commercial Services & Supplies (continued)
500	Acorn Energy, Inc.(a)	$2
43,798	ARC Document Solutions, Inc.(a)	326
538	Casella Waste Systems, Inc.(a)	3
220	CECO Environmental Corp.	4
445	Cenveo, Inc.(a)	1
1,340	Courier Corp.	21
1,093	Deluxe Corp.	57
189	EnerNOC, Inc.(a)	4
1,370	Ennis, Inc.	23
72	G & K Services, Inc., Class - A	4
1,249	Healthcare Services Group, Inc.	36
119	Heritage-Crystal Clean, Inc.(a)	2
9,090	Herman Miller, Inc.	292
773	HNI Corp.	28
738	InnerWorkings, Inc.(a)	6
1,064	Interface, Inc.	22
2,760	Intersections, Inc.	16
5,190	KAR Auction Services, Inc.	158
1,780	Kimball International, Inc., Class - B	32
578	Knoll, Inc.	11
216	McGrath Rentcorp	8
65	Mobile Mini, Inc.	3
517	MSA Safety, Inc.	29
778	Multi-Color Corp.	27
427	Performant Financial Corp.(a)	4
950	Quad Graphics, Inc.	22
2,331	Ritchie Bros. Auctioneers, Inc.	56
171	Standard Plus Corp.(a)	4
165	Steelcase, Inc., Class - A	3
3,969	Team, Inc.(a)	170
17,140	Tetra Tech, Inc.(a)	508
5,250	The Brink's Co.	150
355	UniFirst Corp.	39
1,825	United Stationers, Inc.	75
385	US Ecology, Inc.	14
1,178	West Corp.	28
		2,211
	Communications Equipment — 0.88%
3,066	ADTRAN, Inc.	75
170	Alliance Fiber Optic Products, Inc.	2
38	Applied Optoelectronics, Inc.(a)	1
1,872	Arris Group, Inc.(a)	53
1,966	Aruba Networks, Inc.(a)	37
1,420	BEL Fuse, Inc. CL B	31
1,147	Black Box Corp.	28
629	CalAmp Corp.(a)	18
712	Calix, Inc.(a)	6
1,372	Ciena Corp.(a)	31
7,400	Emulex Corp.(a)	55
1,966	Infinera Corp.(a)	18
739	InterDigital, Inc.	24
1,010	Ixia(a)	13
253	KVH Industries, Inc.(a)	3
8,100	Oplink Communications, Inc.(a)	145
1,550	ParkerVision, Inc.(a)	7
20,600	PC-Telephone, Inc.	181
726	Plantronics, Inc.	32
100	Procera Networks, Inc.(a)	1
826	Ruckus Wireless, Inc.(a)	10
122	ShoreTel, Inc.(a)	1
11,180	Sierra Wireless, Inc.(a)	244
300	Sonus Networks, Inc.(a)	1
224	Ubiquiti Networks, Inc.(a)	10
721	ViaSat, Inc.(a)	50
		1,077
	Construction & Engineering — 1.44%
1,260	AECOM Technology Corp.(a)	41
77	Aegion Corp.(a)	2
195	Comfort Systems USA, Inc.	3
218	Dycom Industries, Inc.(a)	7
9,795	Furmanite Corp.(a)	96
100	Great Lakes Dredge & Dock Co.(a)	1
1,776	Jacobs Engineering Group, Inc.(a)	112
2,820	KBR, Inc.	75
10,058	MasTec, Inc.(a)	436
1,330	MYR Group, Inc.(a)	34
930	Northwest Pipe Co.(a)	34
3,674	Pike Electric Corp.(a)	40
5,303	Primoris Services Corp.	159
6,547	Quanta Services, Inc.(a)	242
16,136	Tutor Perini Corp.(a)	462
660	URS Corp.	31
		1,775
	Construction Materials — 0.84%
6,750	CaesarStone Sdot Yam Ltd.	367
5,100	Eagle Materials, Inc.	452
1,310	Headwaters, Inc.(a)	17
1,190	Martin Marietta Materials, Inc.	153
371	Texas Industries, Inc.(a)	33
24	United States Lime & Minerals, Inc.	1
237	US Concrete, Inc.(a)	6
		1,029
	Consumer Finance — 0.51%
720	Cash America International, Inc.	28
123	Consumer Portfolio Services, Inc.(a)	1
127	Credit Acceptance Corp.(a)	18
350	Encore Capital Group, Inc.(a)	16
2,530	EZCORP, Inc., Class - A(a)	27
533	First Cash Financial Services, Inc.(a)	27
5,570	Green Dot Corp., Class - A(a)	109
62	JGWPT Holdings, Inc., Class - A(a)	1
640	Nelnet, Inc., Class - A	26
1,776	Nicholas Financial, Inc.	28
5,249	Portfolio Recovery Associates, Inc.(a)	304
44	Regional Management Corp.(a)	1
201	Springleaf Holdings, Inc.(a)	5
464	World Acceptance Corp.(a)	35
		626
	Containers & Packaging — 0.71%
86	AEP Industries, Inc.(a)	3
4,377	AptarGroup, Inc.	289
15,504	Berry Plastics Group, Inc.(a)	360
3,579	Graphic Packaging Holding Co.(a)	36
690	Greif, Inc., Class - A	36
100	Myers Industries, Inc.	2
2,195	Packaging Corp. of America	154
		880

 See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Distributors — 0.06%
24	Core-Mark Holding Co., Inc.	$2
849	Pool Corp.	52
1,660	VOXX International Corp.(a)	23
		77
	Diversified Consumer Services — 0.73%
4,760	2U, Inc.(a)	65
311	American Public Education, Inc.(a)	11
31	Ascent Capital Group, Inc.(a)	2
2,330	Bridgepoint Education, Inc.(a)	35
211	Bright Horizons Family Solutions, Inc.(a)	8
197	Capella Education Co.	12
326	Carriage Services, Inc.	6
407	Education Management Corp.(a)	2
829	Grand Canyon Education, Inc.(a)	39
2,269	Hillenbrand, Inc.	73
273	Houghton Mifflin Harcourt Co.(a)	6
416	ITT Educational Services, Inc.(a)	12
56	JTH Holding, Inc., Class - A(a)	2
5,349	K12, Inc.(a)	121
1,150	LifeLock, Inc.(a)	20
300	Lincoln Educational Services Corp.	1
8,466	Matthews International Corp., Class - A	346
1,245	Sotheby's	54
96	Steiner Leisure Ltd.(a)	4
1,210	Strayer Education, Inc.(a)	56
1,270	Weight Watchers International, Inc.	26
		901
	Diversified Financial Services — 0.52%
1,010	Interactive Brokers Group, Inc., Class - A	22
6,775	Leucadia National Corp.	190
684	MarketAxess Holdings, Inc.	41
14,929	PHH Corp.(a)	385
		638
	Diversified Telecommunication Services — 0.87%
1,568	8x8, Inc.(a)	17
164	Atlantic Tele-Network, Inc.	11
100	Cbeyond, Inc.(a)	1
1,449	Cincinnati Bell, Inc.(a)	5
13,869	Cogent Communications Group, Inc.	492
715	Consolidated Communications Holdings, Inc.	14
357	FairPoint Communications, Inc.(a)	5
653	General Communication, Inc., Class - A(a)	7
650	Hawaiian Telcom Holdco, Inc.(a)	19
268	HickoryTech Corp.	3
292	IDT Corp.	5
873	inContact, Inc.(a)	8
242	Inteliquent, Inc.	4
313	Lumos Networks Corp.	4
252	MagicJack VocalTec Ltd.(a)	5
40,400	ORBCOMM, Inc.(a)	277
16,494	Premiere Global Services, Inc.(a)	199
69	Straight Path Communications, Inc., Class - B(a)	1
731	Towerstream Corp.(a)	2
		1,079
	Electric Utilities — 0.76%
11,355	El Paso Electric Co.	406
1,230	Great Plains Energy, Inc.	33
1,170	Hawaiian Electric Industries, Inc.	30
592	IDACORP, Inc.	33
8,904	ITC Holdings Corp.	333
1,296	PNM Resources, Inc.	35
936	Portland General Electric Co.	30
1,292	The Empire District Electric Co.	31
52	UNS Energy Corp.	3
		934
	Electrical Equipment — 1.49%
2,790	Acuity Brands, Inc.	370
457	AZZ, Inc.	20
16,325	Brady Corp.	443
5,604	Capstone Turbine Corp.(a)	12
43	Encore Wire Corp.	2
6,405	EnerSys	444
229	Enphase Energy, Inc.(a)	2
820	Franklin Electric Co., Inc.	35
3,201	FuelCell Energy, Inc.(a)	8
939	Generac Holdings, Inc.	55
1,270	General Cable Corp.	33
1,685	Hubbell, Inc., Class - B	202
12,300	Orion Energy Systems, Inc.(a)	89
852	Polypore International, Inc.(a)	29
37	Power Solutions International, Inc.(a)	3
380	PowerSecure International, Inc.(a)	9
490	Preformed Line Products Co.	34
455	Regal-Beloit Corp.	33
465	Revolution Lighting Technologies, Inc.(a)	1
483	Thermon Group Holdings, Inc.(a)	11
		1,835
	Electronic Equipment, Instruments & Components — 4.28%
288	Anixter International, Inc.	29
256	Badger Meter, Inc.	14
8,473	Belden, Inc.	590
1,420	Benchmark Electronics, Inc.(a)	32
1,583	Cognex Corp.(a)	54
371	Coherent, Inc.(a)	24
80	Control4 Corp.(a)	2
200	Daktronics, Inc.	3
838	Dolby Laboratories, Inc., Class - A(a)	37
8,342	DTS, Inc.(a)	165
187	Electro Rent Corp.	3
279	FARO Technologies, Inc.(a)	15
4,769	FEI Co.	491
25,791	Flextronics International Ltd.(a)	238
11,968	Ingram Micro, Inc.(a)	354
16,685	Insight Enterprises, Inc.(a)	419
1,019	InvenSense, Inc.(a)	24
3,045	IPG Photonics Corp.(a)	216
3,920	Itron, Inc.(a)	139
12,257	Jabil Circuit, Inc.	221
4,696	Littelfuse, Inc.	440
592	Maxwell Technologies, Inc.(a)	8
5,043	Measurement Specialties, Inc.(a)	342
42	Mesa Laboratories, Inc.	4
371	Methode Electronics, Inc.	11
284	MTS Systems Corp.	19
7,300	Multi-Fineline Electronix, Inc.(a)	93

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electronic Equipment, Instruments & Components (continued)
537	Neonode, Inc.(a)	$3
331	OSI Systems, Inc.(a)	20
1,330	PC Connection, Inc.	27
780	Plexus Corp.(a)	31
602	RealD, Inc.(a)	7
1,135	Rofin-Sinar Technologies, Inc.(a)	27
8,954	Rogers Corp.(a)	559
2,070	Sanmina Corp.(a)	36
460	SYNNEX Corp.(a)	28
1,112	Tech Data Corp.(a)	68
6,639	Trimble Navigation Ltd.(a)	258
3,325	TTM Technologies, Inc.(a)	28
131	Uni-Pixel, Inc.(a)	1
4,812	Universal Display Corp.(a)	154
2,570	Vishay Intertechnology, Inc.	38
		5,272
	Energy Equipment & Services — 1.77%
11,765	Atwood Oceanics, Inc.(a)	594
1,240	C&J Energy Services, Inc.(a)	36
154	CARBO Ceramics, Inc.	21
143	CHC Group Ltd.	1
900	Dawson Geophysical Co.	25
2,481	Dril-Quip, Inc.(a)	278
350	Forum Energy Technologies, Inc.(a)	11
231	Geospace Technologies Corp.(a)	15
6,500	Gulf Island Fabrication, Inc.	140
14,257	Helix Energy Solutions Group, Inc.(a)	328
41	Hornbeck Offshore Services, Inc.(a)	2
484	ION Geophysical Corp.(a)	2
100	Matrix Service Co.(a)	3
8,390	McDermott International, Inc.(a)	65
9,700	Mitcham Industries, Inc.(a)	135
3,537	Newpark Resources, Inc.(a)	40
300	North Atlantic Drilling Ltd.	3
40	Nuverra Environmental Solutions, Inc.(a)	1
1,210	Patterson-UTI Energy, Inc.	38
17	PHI, Inc.(a)	1
211	RigNet, Inc.(a)	11
29	SEACOR Holdings, Inc.(a)	3
12,023	Superior Energy Services, Inc.	370
1,570	Tesco Corp.(a)	29
186	TGC Industries, Inc.(a)	1
590	Unit Corp.(a)	39
		2,192
	Food & Staples Retailing — 0.70%
7,647	Casey's General Stores, Inc.	518
287	Chefs' Warehouse Holdings LLC(a)	6
200	Fairway Group Holdings Corp.(a)	2
3,210	Ingles Markets, Inc., Class - A	76
157	Natural Grocers by Vitamin Cottage, Inc.(a)	7
340	PriceSmart, Inc.	34
8,079	Rite Aid Corp.(a)	51
2,699	SUPERVALU, Inc.(a)	18
324	Susser Holdings Corp.(a)	20
899	United Natural Foods, Inc.(a)	64
2,700	Village Super Market, Inc., Class - A	71
		867
	Food Products — 0.64%
65	Alico, Inc.	2
243	Annie's, Inc.(a)	10
950	B&G Foods, Inc., Class - A	29
1,010	Boulder Brands, Inc.(a)	18
213	Calavo Growers, Inc.	8
767	Cal-Maine Foods, Inc.	48
2,210	Darling International, Inc.(a)	44
108	Farmer Brothers Co.(a)	2
1,032	Fresh Del Monte Produce, Inc.	28
4,390	Ingredion, Inc.	298
274	Inventure Foods, Inc.(a)	4
269	J&J Snack Foods Corp.	26
1,220	John B Sanfilippo & Son, Inc.	28
337	Lancaster Colony Corp.	34
100	Lifeway Foods, Inc.	1
159	Limoneira Co.	4
1,087	Pilgrim's Pride Corp.(a)	23
414	Sanderson Farms, Inc.	32
11	Seaboard Corp.(a)	29
125	Snyder's-Lance, Inc.	4
699	The Hain Celestial Group, Inc.(a)	63
336	Tootsie Roll Industries, Inc.	10
425	TreeHouse Foods, Inc.(a)	31
		776
	Gas Utilities — 0.51%
113	South Jersey Industries, Inc.	6
560	Southwest Gas Corp.	30
13,005	UGI Corp.	593
		629
	Health Care Equipment & Supplies — 3.13%
395	Abaxis, Inc.(a)	15
695	Abiomed, Inc.(a)	18
1,321	Accuray, Inc.(a)	13
1,332	Align Technology, Inc.(a)	69
97	Analogic Corp.	8
150	Anika Therapeutics, Inc.(a)	6
1,979	Antares Pharma, Inc.(a)	7
414	ArthroCare Corp.(a)	20
424	AtriCure, Inc.(a)	8
28	Atrion Corp.	9
391	BIOLASE, Inc.(a)	1
588	Cantel Medical Corp.	20
467	Cardiovascular Systems, Inc.(a)	15
1,218	Cerus Corp.(a)	6
2,920	CryoLife, Inc.	29
505	Cyberonics, Inc.(a)	33
143	Cynosure, Inc.(a)	4
13,576	DexCom, Inc.(a)	562
1,770	Edwards Lifesciences Corp.(a)	131
1,124	Endologix, Inc.(a)	14
627	GenMark Diagnostics, Inc.(a)	6
982	Globus Medical, Inc.(a)	26
760	Greatbatch, Inc.(a)	35
933	Haemonetics Corp.(a)	30
1,794	HeartWare International, Inc.(a)	168
210	ICU Medical, Inc.(a)	13
55	Inogen, Inc.	1
15,529	Insulet Corp.(a)	737
222	Integra LifeSciences Holdings Corp.(a)	10
61	LDR Holding Corp.(a)	2
875	Masimo Corp.(a)	24

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
200	Medical Action Industries, Inc.(a)	$1
743	Meridian Bioscience, Inc.	16
316	Natus Medical, Inc.(a)	8
5,764	Neogen Corp.(a)	259
167	NuVasive, Inc.(a)	6
1,070	NxStage Medical, Inc.(a)	14
83	Oxford Immunotec Global PLC(a)	2
100	PhotoMedex, Inc.(a)	2
502	Quidel Corp.(a)	14
96	Rockwell Medical Technologies, Inc.(a)	1
603	STAAR Surgical Co.(a)	11
1,710	STERIS Corp.	82
228	SurModics, Inc.(a)	5
12,970	Symmetry Medical, Inc.(a)	130
143	Tandem Diabetes Care, Inc.(a)	3
460	TearLab Corp.(a)	3
4,084	The Cooper Cos., Inc.	561
725	The Spectranetics Corp.(a)	22
1,046	Thoratec Corp.(a)	37
37,406	Unilife Corp.(a)	152
65	Utah Medical Products, Inc.	4
289	Vascular Solutions, Inc.(a)	8
49	Veracyte, Inc.(a)	1
979	Volcano Corp.(a)	19
9,896	West Pharmaceutical Services, Inc.	436
335	Zeltiq Aesthetics, Inc.(a)	7
		3,844
	Health Care Providers & Services — 3.63%
8,262	Acadia Healthcare Co., Inc.(a)	373
709	Air Methods Corp.(a)	38
46	Alliance HealthCare Services, Inc.(a)	2
970	Almost Family, Inc.(a)	22
819	AMN Healthcare Services, Inc.(a)	11
806	AmSurg Corp.(a)	38
435	Bio-Reference Laboratories, Inc.(a)	12
284	BioScrip, Inc.(a)	2
510	Capital Senior Living Corp.(a)	13
3,194	Catamaran Corp.(a)	143
992	Centene Corp.(a)	62
5,581	Chemed Corp.	499
32	Chindex International, Inc.(a)	1
750	Community Health Systems, Inc.(a)	29
203	CorVel Corp.(a)	10
724	Emeritus Corp.(a)	23
574	ExamWorks Group, Inc.(a)	20
6,520	Five Star Quality Care, Inc.(a)	32
655	Gentiva Health Services, Inc.(a)	6
267	Hanger, Inc.(a)	9
1,050	Health Net, Inc.(a)	36
2,151	HealthSouth Corp.	77
388	Healthways, Inc.(a)	7
300	IPC The Hospitalist Co., Inc.(a)	15
1,550	Kindred Healthcare, Inc.	36
167	Landauer, Inc.	8
1,220	LHC Group, Inc.(a)	27
9,635	LifePoint Hospitals, Inc.(a)	525
450	Magellan Health Services, Inc.(a)	27
4,450	MEDNAX, Inc.(a)	276
1,398	Molina Heathcare, Inc.(a)	53
3,226	MWI Veterinary Supply, Inc.(a)	502
540	National Healthcare Corp.	30
100	National Research Corp., Class - A (a)	2
9,971	Owens & Minor, Inc.	349
1,460	PharMerica Corp.(a)	41
1,251	Providence Service Corp.(a)	35
3,080	Select Medical Holdings Corp.	38
7,005	Skilled Healthcare Group, Inc.(a)	37
120	Surgical Care Affiliates, Inc.(a)	4
1,252	Team Health Holdings, Inc.(a)	56
971	The Ensign Group, Inc.	42
1,530	Triple-S Management Corp., Class - A (a)	25
202	U.S. Physical Therapy, Inc.	7
11,247	VCA Antech, Inc.(a)	362
8,020	WellCare Health Plans, Inc.(a)	509
		4,471
	Health Care Technology — 0.76%
1,944	athenahealth, Inc.(a)	311
198	Computer Programs & Systems, Inc.	13
358	HealthStream, Inc.(a)	10
1,602	HMS Holdings Corp.(a)	31
1,094	MedAssets, Inc.(a)	27
4,734	Medidata Solutions, Inc.(a)	257
993	Merge Healthcare, Inc.(a)	2
9,208	Omnicell, Inc.(a)	264
713	Quality Systems, Inc.	12
370	Vocera Communications, Inc.(a)	6
		933
	Hotels, Restaurants & Leisure — 1.33%
441	BJ's Restaurant, Inc.(a)	14
994	Bloomin' Brands, Inc.(a)	24
853	Bob Evans Farms, Inc.	43
1,244	Boyd Gaming Corp.(a)	16
374	Bravo Brio Restaurant Group, Inc.(a)	5
3,223	Buffalo Wild Wings, Inc.(a)	481
643	Caesars Entertainment Corp.(a)	12
15,200	Century Casinos, Inc.(a)	110
247	Churchill Downs, Inc.	23
287	Chuy's Holdings, Inc.(a)	12
212	ClubCorp Holdings, Inc.	4
354	Cracker Barrel Old Country Store, Inc.	34
100	Del Frisco's Restaurant Group, Inc.(a)	3
1,244	Denny's Corp.(a)	8
146	Diamond Resorts International, Inc.(a)	2
154	DineEquity, Inc.	12
89	Diversified Restaurant Holdings, Inc.(a)	–
2,414	Einstein Noah Restaurant Group, Inc.	40
402	Fiesta Restaurant Group, Inc.(a)	18
94	Ignite Restaurant Group, Inc.(a)	1
8,580	International Speedway Corp., Class - A	293
706	Interval Leisure Group, Inc.	18
124	Intrawest Resorts Holdings, Inc.	2
610	Jack in the Box, Inc.(a)	36
332	Jamba, Inc.(a)	4
1,176	Krispy Kreme Doughnuts, Inc.(a)	21
1,197	Life Time Fitness, Inc.(a)	58
2,530	Marcus Corp.	42
1,966	Monarch Casino & Resort, Inc.(a)	36
300	Morgans Hotel Group Co.(a)	2
517	Multimedia Games Holding Co., Inc.(a)	15
50	Nathan's Famous, Inc.(a)	2
81	Noodles & Co.(a)	3

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
585	Papa John's International, Inc.	$30
970	Pinnacle Entertainment, Inc.(a)	23
407	Popeyes Louisiana Kitchen, Inc.(a)	17
133	Potbelly Corp.(a)	2
222	Red Robin Gourmet Burgers, Inc.(a)	16
627	Ruth's Hospitality Group, Inc.	8
636	Scientific Games Corp.(a)	9
799	Sonic Corp.(a)	18
1,140	Texas Roadhouse, Inc., Class - A	30
973	The Cheesecake Factory, Inc.	46
655	Vail Resorts, Inc.	46
		1,639
	Household Durables — 0.79%
300	Beazer Homes USA, Inc.(a)	6
115	Blyth, Inc.	1
111	Cavco Industries, Inc.(a)	9
2,010	CSS Industries, Inc.	54
378	Ethan Allen Interiors, Inc.	10
311	EveryWare Global, Inc.(a)	1
2,030	Flexsteel Industries, Inc.	75
3,128	Harman International Industries, Inc.	332
1,160	Helen of Troy Ltd.(a)	80
1,392	Hovnanian Enterprises, Inc., Class - A(a)	7
90	Installed Building Products, Inc.(a)	1
507	iRobot Corp.(a)	21
1,502	KB Home	26
241	La-Z-Boy, Inc.	7
67	LGI Homes, Inc.(a)	1
369	Libbey, Inc.(a)	10
3,690	Lifetime Brands, Inc.	66
112	M/I Homes, Inc.(a)	3
172	MDC Holdings, Inc.	5
4,143	Meritage Homes Corp.(a)	173
830	NACCO Industries, Inc., Class - A	45
74	The New Home Co., Inc. (b)	1
842	The Ryland Group, Inc.	34
17	TRI Pointe Homes, Inc.(a)	–
49	Universal Electronics, Inc.(a)	2
99	WCI Communities, Inc.(a)	2
242	William Lyon Homes, Class - A(a)	7
		979
	Household Products — 0.05%
200	Central Garden & Pet Co., Class - A(a)	2
79	Orchids Paper Products Co.	2
393	Spectrum Brands Holdings, Inc.	32
277	WD-40 Co.	21
		57
	Industrial Conglomerates — 0.12%
1,648	Carlisle Cos., Inc.	131
654	Raven Industries, Inc.	21
		152
	Insurance — 3.46%
1,145	Alleghany Corp.(a)	465
177	Ambac Financial Group, Inc. (a)	5
18,054	American Equity Investment Life Holding Co.	426
9,017	American Financial Group, Inc.	519
448	AmTrust Financial Services, Inc.	17
16,268	Argo Group International Holdings Ltd.	747
14,012	Aspen Insurance Holdings Ltd.	556
126	Crawford & Co.	1
330	eHealth, Inc.(a)	17
940	EMC Insurance Group, Inc.	33
379	Employers Holdings, Inc.	8
60	Enstar Group Ltd.(a)	8
1,649	Everest Re Group Ltd.	252
616	FBL Financial Group, Inc., Class - A	27
10,400	First American Financial Corp.	276
121	Greenlight Capital Re Ltd.(a)	4
11	Hallmark Financial Services, Inc.(a)	–
2,980	HCC Insurance Holdings, Inc.	136
181	HCI Group, Inc.	7
55	Health Insurance Innovations, Inc., Class - A(a)	1
100	Infinity Property & Casualty Corp.	7
2,692	Maiden Holdings Ltd.	34
100	Meadowbrook Insurance Group, Inc.	1
62	National Interstate Corp.	2
7,781	Primerica, Inc.	367
600	Protective Life Corp.	32
980	Stewart Information Services Corp.	34
1,550	Symetra Financial Corp.	31
143	Third Point Reinsurance Ltd.(a)	2
135	Tower Group International Ltd.	–
53	United Fire Group, Inc.	2
2,560	Universal Insurance Holdings, Inc.	33
5,046	W.R. Berkley Corp.	210
		4,260
	Internet & Catalog Retail — 0.11%
6,168	1-800-FLOWERS.COM, Inc., Class - A(a)	34
229	Blue Nile, Inc.(a)	8
617	HSN, Inc.	36
471	NutriSystem, Inc.	7
402	Orbitz Worldwide, Inc.(a)	3
234	Overstock.com, Inc.(a)	5
411	PetMed Express, Inc.	6
118	RetailMeNot, Inc.(a)	4
692	Shutterfly, Inc.(a)	30
674	ValueVision Media, Inc., Class - A(a)	3
406	Vitacost.com, Inc.(a)	3
		139
	Internet Software & Services — 2.14%
3,660	Akamai Technologies, Inc.(a)	213
453	Angie's List, Inc.(a)	6
760	AOL, Inc.(a)	33
451	Bazaarvoice, Inc.(a)	3
82	Benefitfocus, Inc.(a)	4
459	Blucora, Inc.(a)	9
18,304	Brightcove, Inc.(a)	180
219	Carbonite, Inc.(a)	2
86	Care.com, Inc.(a)	1
112	ChannelAdvisor Corp.(a)	4
147	Chegg, Inc.(a)	1
641	comScore, Inc.(a)	21
550	Constant Contact, Inc.(a)	13
2,791	Conversant, Inc.(a)	79
5,196	Cornerstone OnDemand, Inc.(a)	249
520	CoStar Group, Inc.(a)	97

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Internet Software & Services (continued)
82	Cvent, Inc.(a)	$3
706	DealerTrack Holdings, Inc.(a)	35
331	Demandware, Inc.(a)	21
5,594	Dice Holdings, Inc.(a)	42
290	E2open, Inc.(a)	7
6,360	EarthLink Holdings Corp.	23
182	eGain Corp.(a)	1
349	Endurance International Group Holdings, Inc.(a)	5
426	Envestnet, Inc.(a)	17
500	Global Eagle Entertainment, Inc.(a)	8
107	Gogo, Inc.(a)	2
3,920	Intralinks Holdings, Inc.(a)	40
1,513	j2 Global, Inc.	76
444	Liquidity Services, Inc.(a)	12
982	LivePerson, Inc.(a)	12
436	LogMeln, Inc.(a)	20
119	Marin Software, Inc.(a)	1
153	Marketo, Inc.(a)	5
610	Millennial Media, Inc.(a)	4
55,000	Monster Worldwide, Inc.(a)	410
700	Move, Inc.(a)	8
1,164	NIC, Inc.	22
416	OpenTable, Inc.(a)	32
100	Perficient, Inc.(a)	2
19,770	QuinStreet, Inc.(a)	131
17,100	RealNetworks, Inc.(a)	130
158	Reis, Inc.(a)	3
78	Rocket Fuel, Inc.(a)	3
405	SciQuest, Inc.(a)	11
91	Shutterstock, Inc.(a)	7
306	Spark Networks, Inc.(a)	2
287	SPS Commerce, Inc.(a)	18
229	Stamps.com, Inc.(a)	8
775	Support.com, Inc.(a)	2
67	Textura Corp.(a)	2
155	Travelzoo, Inc.(a)	4
496	Trulia, Inc.(a)	16
1,311	Unwired Planet, Inc.(a)	3
596	VistaPrint NV(a)	29
10,411	Vocus, Inc.(a)	139
4,773	Web.com Group, Inc.(a)	162
510	WebMD Health Corp.(a)	21
133	Wix.com Ltd.(a)	3
13,156	XO Group, Inc.(a)	133
143	Xoom Corp.(a)	3
591	Yelp, Inc.(a)	45
426	Zillow, Inc., Class - A(a)	38
1,007	Zix Corp.(a)	4
		2,640
	IT Services — 1.59%
331	Acxiom Corp.(a)	11
236	Blackhawk Network Holdings, Inc.(a)	6
1,640	Booz Allen Hamilton Holding Corp.	36
469	CACI International, Inc., Class - A(a)	35
819	Cardtronics, Inc.(a)	32
729	Cass Information Systems, Inc.	38
2,143	Computer Task Group, Inc.	36
1,628	Convergys Corp.	36
970	CoreLogic, Inc.(a)	29
1,456	CSG Systems International, Inc.	38
313	Datalink Corp.(a)	4
382	DST Systems, Inc.	36
391	EPAM Systems, Inc.(a)	13
910	Euronet Worldwide, Inc.(a)	38
528	EVERTEC, Inc.	13
585	Exlservice Holdings, Inc.(a)	18
223	Forrester Research, Inc.	8
3,560	Global Cash Access Holdings, Inc.(a)	24
1,404	Global Payments, Inc.	100
653	Heartland Payment Systems, Inc.	27
503	Higher One Holdings, Inc.(a)	4
1,555	iGATE Corp.(a)	49
7,986	Jack Henry & Associates, Inc.	446
790	Leidos Holdings, Inc.	28
950	Lionbridge Technologies, Inc.(a)	6
69	Luxoft Holding, Inc.(a)	2
1,128	ManTech International Corp., Class - A	33
1,245	MAXIMUS, Inc.	56
111	MoneyGram International, Inc.(a)	2
981	Planet Payment, Inc.(a)	3
2,014	Sapient Corp.(a)	34
940	Science Applications International Corp.	35
1,084	ServiceSource International, Inc.(a)	9
1,504	Sykes Enterprises, Inc.(a)	30
3,936	Syntel, Inc.(a)	354
1,636	TeleTech Holdings, Inc.(a)	40
5,908	The Hackett Group, Inc.	35
1,153	Unisys Corp.(a)	35
3,010	VeriFone Systems, Inc.(a)	102
407	Virtusa Corp.(a)	14
706	WEX, Inc.(a)	67
		1,962
	Leisure Products — 0.26%
233	Arctic Cat, Inc.	11
1,559	Brunswick Corp.	70
2,040	Johnson Outdoors, Inc., Class - A	52
18,205	Leapfrog Enterprises, Inc.(a)	136
79	Malibu Boats, Inc., Class - A	2
133	Marine Products Corp.	1
632	Nautilus, Inc.(a)	6
996	Smith & Wesson Holding Corp.(a)	15
347	Sturm, Ruger & Co., Inc.	21
		314
	Life Sciences Tools & Services — 1.05%
187	Accelerate Diagnostics, Inc.(a)	4
290	Bio-Rad Laboratories, Inc., Class - A(a)	37
1,630	Bruker Biosciences Corp.(a)	37
1,946	Cambrex Corp.(a)	37
660	Charles River Laboratories International, Inc.(a)	40
2,187	Fluidigm Corp.(a)	96
119	Furiex Pharmaceuticals, Inc.(a)	10
7,310	Harvard Bioscience, Inc.(a)	35
2,550	Illumina, Inc.(a)	379
669	Luminex Corp.(a)	12
461	NeoGenomics, Inc.(a)	2
8,251	PAREXEL International Corp.(a)	446
4,777	QIAGEN NV(a)	101
2,360	Sequenom, Inc.(a)	6

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Life Sciences Tools & Services (continued)
410	Techne Corp.	$35
		1,277
	Machinery — 4.13%
719	Accuride Corp.(a)	3
14,605	Actuant Corp., Class - A	500
73	Albany International Corp., Class - A	3
484	Altra Holdings, Inc.	17
710	American Railcar Industries	50
1,840	Ampco-Pittsburgh Corp.	35
869	Blount International, Inc.(a)	10
1,485	Briggs & Stratton Corp.	33
552	Chart Industries, Inc.(a)	44
30	CIRCOR International, Inc.	2
905	CLARCOR, Inc.	52
13,676	Columbus McKinnon Corp./NY(a)	366
316	Commercial Vehicle Group, Inc.(a)	3
423	Douglas Dynamics, Inc.	7
1,000	Dynamic Materials Corp.	19
260	Energy Recovery, Inc.(a)	1
184	ENPRO Industries, Inc.(a)	13
142	ESCO Technologies, Inc.	5
1,119	Federal Signal Corp.(a)	17
167	Graham Corp.	5
2,260	Hardinge, Inc.	33
6,470	Harsco Corp.	152
549	Hyster-Yale Materials Handling, Inc.	54
3,680	IDEX Corp.	268
8,580	ITT Corp.	367
518	John Bean Technologies Corp.	16
5,421	Kennametal, Inc.	240
6,164	Lincoln Electric Holdings, Inc.	444
230	Lindsay Corp.	20
272	Manitex International, Inc.(a)	4
18,170	Meritor, Inc.(a)	223
1,782	Miller Industries, Inc.	35
1,012	Mueller Industries, Inc.	30
31,883	Mueller Water Products, Inc., Class - A	303
1,750	Nn, Inc.	34
28	Omega Flex, Inc.	1
2,550	Pall Corp.	228
1,073	Pentair Ltd. - Registered	85
306	Proto Labs, Inc.(a)	21
413	RBC Bearings, Inc.(a)	26
543	Rexnord Corp.(a)	16
3,236	Snap-on, Inc.	367
589	Standex International Corp.	32
385	Sun Hydraulics Corp.	17
330	Tennant Co.	22
120	The ExOne Co.(a)	4
238	The Gorman-Rupp Co.	8
342	The Middleby Corp.(a)	90
2,727	Titan International, Inc.	52
821	TriMas Corp.(a)	27
29,239	Wabash National Corp.(a)	402
2,155	WABCO Holdings, Inc.(a)	227
37	Watts Water Technologies, Inc.	2
1,253	Woodward, Inc.	52
211	Xerium Technologies, Inc.(a)	3
		5,090
	Marine — 0.13%
1,361	Kirby Corp.(a)	138
765	Matson, Inc.	19
279	Scorpio Bulkers, Inc.(a)	3
		160
	Media — 0.56%
71	AMC Entertainment Holdings, Inc., Class - A	2
112	Carmike Cinemas, Inc.(a)	3
225	Crown Media Holdings, Inc., Class - A(a)	1
1,193	Cumulus Media, Inc., Class - A(a)	8
2,600	Entercom Communications Corp.(a)	26
925	Entravision Communications Corp., Class - A	6
100	Global Sources Ltd.(a)	1
100	Gray Television, Inc.(a)	1
3,009	Harte-Hanks, Inc.	27
147	Hemisphere Media Group, Inc.(a)	2
6,390	Imax Corp.(a)	175
2,880	Journal Communications, Inc., Class - A(a)	26
9,460	Lions Gate Entertainment Corp.	253
233	Loral Space & Communications, Inc.(a)	16
281	MDC Partners, Inc.	6
315	National CineMedia, Inc.	5
527	Nexstar Broadcasting Group, Inc., Class - A	20
139	ReachLocal, Inc.(a)	1
1,310	Regal Entertainment Group, Class - A	24
175	Rentrak Corp.(a)	11
14	Saga Communications, Inc.	1
949	Scholastic Corp.	33
152	SFX Entertainment, Inc.(a)	1
1,249	Sinclair Broadcast Group, Inc.	34
789	The McClatchy Co., Class - A(a)	5
49	World Wrestling Entertainment, Inc., Class - A	1
		689
	Metals & Mining — 1.39%
6,680	Agnico-Eagle Mines Ltd.	203
6,430	Allegheny Technologies, Inc.	242
190	AMCOL International Corp.	9
4,732	Carpenter Technology Corp.	313
675	Coeur d'Alene Mines Corp.(a)	6
13,849	Globe Specialty Metals, Inc.	288
645	Gold Resource Corp.	3
100	Handy & Harman Ltd.(a)	2
820	Hecla Mining Co.	3
7,870	Horsehead Holding Corp.(a)	132
470	Kaiser Aluminum Corp.	34
1,433	Materion Corp.	49
1,411	Midway Gold Corp.(a)	1
1,408	Olympic Steel, Inc.	40
2,704	Paramount Gold & Silver Corp.(a)	3
11,131	Schnitzer Steel Industries, Inc., Class - A	321
383	US Silica Holdings, Inc.	15
458	Walter Energy, Inc.	3
964	Worthington Industries, Inc.	37
		1,704
	Multiline Retail — 0.10%
833	Big Lots, Inc.(a)	31
185	Burlington Stores, Inc.(a)	5

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Multiline Retail (continued)
300	Dillard's, Inc., Class - A	$28
1,660	Fred's, Inc., Class - A	30
4,030	Gordmans Stores, Inc.	22
169	The Bon-Ton Stores, Inc.	2
		118
	Multi-Utilities — 0.38%
1,040	Avista Corp.	32
5,962	Black Hills Corp.	343
688	NorthWestern Corp.	33
1,760	TECO Energy, Inc.	30
834	Vectren Corp.	33
		471
	Oil, Gas & Consumable Fuels — 3.13%
1,329	Abraxas Petroleum Corp.(a)	5
500	Adams Resources & Energy, Inc.	29
361	Amyris, Inc.(a)	1
66	Apco Oil & Gas International, Inc.(a)	1
346	Approach Resources, Inc.(a)	7
154	Athlon Energy, Inc.(a)	5
7,479	Bill Barrett Corp.(a)	191
529	Bonanza Creek Energy, Inc.(a)	23
7,612	Cabot Oil & Gas Corp.	258
11,950	Carrizo Oil & Gas, Inc.(a)	639
1,216	Clean Energy Fuels Corp.(a)	11
1,606	Cloud Peak Energy, Inc.(a)	34
2,330	CONSOL Energy, Inc.	93
7,841	Contango Oil & Gas Co.(a)	374
2,476	Continental Resources, Inc.(a)	308
750	CVR Energy, Inc.	32
1,362	Delek US Holdings, Inc.	40
381	Diamondback Energy, Inc.(a)	26
136,440	Enbridge Energy Management LLC(a)(b)	–
1,080	Energy XXI (Bermuda) Ltd.	25
1,143	EPL Oil & Gas, Inc.(a)	44
339	Evolution Petroleum Corp.	4
1,546	EXCO Resources, Inc.	9
304	Forest Oil Corp.(a)	1
1,055	FX Energy, Inc.(a)	4
920	Gastar Explortion, Inc.(a)	5
555	Goodrich Petroleum Corp.(a)	9
1,490	Green Plains Renewable Energy, Inc.	45
3,253	Hallador Energy Co.	28
4,688	Interoil Corp.(a)	304
13	Isramco, Inc.(a)	2
126	Jones Energy, Inc., Class - A(a)	2
43,903	KiOR, Inc., Class - A(a)	25
4,837	Kodiak Oil & Gas Corp.(a)	59
959	Magnum Hunter Resources Corp.(a)	8
132	Panhandle Oil & Gas, Inc., Class - A	6
940	PBF Energy, Inc.	24
1,074	PetroQuest Energy, Inc.(a)	6
474	Quicksilver Resources, Inc.(a)	1
100	Renewable Energy Group, Inc.(a)	1
132,255	Rentech, Inc.(a)	251
6,730	Rex Energy Corp.(a)	126
1,114	Rosetta Resources, Inc.(a)	52
130	RSP Permian, Inc.(a)	4
76	Sanchez Energy Corp.(a)	2
33,400	SandRidge Energy, Inc.	205
714	Semgroup Corp.	47
1,810	Ship Finance International Ltd.	33
854	Solazyme, Inc.(a)	10
930	Stone Energy Corp.(a)	39
900	Synergy Resources Corp.(a)	10
599	Targa Resources Corp.	59
300	Triangle Petroleum Corp.(a)	2
1,270	Uranium Energy Corp.(a)	2
900	Ur-Energy, Inc.(a)	1
579	VAALCO Energy, Inc.(a)	5
1,830	W&T Offshore, Inc.	32
8,970	Warren Resources, Inc.(a)	43
1,288	Western Refining, Inc.	50
4,148	World Fuel Services Corp.	183
500	ZaZa Energy Corp.(a)	–
		3,845
	Paper & Forest Products — 0.59%
5,717	Boise Cascade Co.(a)	164
297	Clearwater Paper Corp.(a)	19
198	Deltic Timber Corp.	13
340	Domtar Corp.	38
1,489	KapStone Paper & Packaging Corp.(a)	43
19,242	Louisiana-Pacific Corp.(a)	324
785	Neenah Paper, Inc.	41
2,036	P.H. Glatfelter Co.	55
407	Schweitzer-Mauduit International, Inc.	17
835	Wausau Paper Corp.	11
		725
	Personal Products — 0.07%
389	Elizabeth Arden, Inc.(a)	11
203	Inter Parfums, Inc.	7
1,499	Lifevantage Corp.(a)	2
230	Medifast, Inc.(a)	7
770	Nature's Sunshine Products, Inc.	11
580	Nutraceutical International Corp.(a)	15
100	Revlon, Inc., Class - A(a)	3
3,416	Star Scientific, Inc.(a)	3
214	Synutra International, Inc.(a)	1
410	The Female Health Co.	3
296	USANA Health Sciences, Inc.(a)	22
		85
	Pharmaceuticals — 0.80%
404	AcelRx Pharmaceuticals, Inc.(a)	5
960	Actavis, Inc. PLC(a)	197
121	Aerie Pharmaceuticals, Inc.(a)	3
1,047	Akorn, Inc.(a)	23
301	Alimera Sciences, Inc.(a)	2
660	Ampio Pharmaceuticals, Inc.(a)	4
105	Aratana Therapeutics, Inc.(a)	2
2,455	Auxilium Pharmaceuticals, Inc.(a)	66
2,594	AVANIR Pharmaceuticals, Inc., Class - A(a)	10
690	BioDelivery Sciences International, Inc.(a)	6
418	Cempra Holdings LLC(a)	5
1,035	Corcept Therapeutics, Inc.(a)	5
1,011	DepoMed, Inc.(a)	15
535	Endocyte, Inc.(a)	13
887	Hi-Tech Pharmacal Co., Inc.(a)	38
580	Horizon Pharma, Inc.(a)	9
1,455	Impax Laboratories, Inc.(a)	38

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Pharmaceuticals (continued)
335	Lannett Co., Inc.(a)	$12
1,554	Nektar Therapeutics(a)	19
592	Omeros Corp.(a)	7
200	Omthera Pharmaceutical, Inc.(a)	–
497	Pacira Pharmaceuticals, Inc.(a)	35
25,690	POZEN, Inc.	205
1,901	Prestige Brands Holdings, Inc.(a)	52
945	Questcor Pharmaceuticals, Inc.	61
85	Relypsa, Inc.(a)	3
405	Repros Therapeutics, Inc.(a)	7
107	Revance Therapeutics, Inc.	3
334	Sagent Pharmaceuticals, Inc.(a)	8
8,125	SciClone Pharmaceuticals, Inc.(a)	37
193	Sucampo Pharmaceuticals, Inc., Class - A(a)	1
311	Supernus Pharmaceuticals, Inc.(a)	3
2,045	The Medicines Co.(a)	58
1,547	TherapeuticsMD, Inc.(a)	10
1,784	VIVUS, Inc.(a)	11
200	XenoPort, Inc.(a)	1
1,728	Zogenix, Inc.(a)	5
		979
	Professional Services — 0.78%
303	Acacia Research Corp./Acacia Technologies LLC	5
130	Barrett Business Services, Inc.	8
2,650	CBIZ, Inc.(a)	24
236	Exponent, Inc.	18
114	Franklin Covey Co.(a)	2
256	GP Strategies Corp.(a)	7
53	Huron Consulting Group, Inc.(a)	3
720	ICF International, Inc.(a)	29
400	Insperity, Inc.	12
1,070	Kelly Services, Inc., Class - A	25
437	Kforce, Inc.	9
280	Mistras Group, Inc.(a)	6
1,486	Odyssey Marine Exploration, Inc.(a)	3
836	On Assignment, Inc.(a)	32
115,400	Pendrell Corp.(a)	212
10,510	RPX Corp.(a)	171
647	The Advisory Board Co.(a)	42
613	The Corporate Executive Board Co.	46
730	TrueBlue, Inc.(a)	21
520	VSE Corp.	27
4,614	WageWorks, Inc.(a)	260
		962

	Real Estate Investment Trusts — 2.66%
191	Acadia Realty Trust	5
1,527	AG Mortgage Investment Trust, Inc.	27
38	Alexander's, Inc.	14
3,111	Alexandria Real Estate Equities, Inc.	225
1,470	American Capital Mortgage Investment Corp.	28
1,418	American Realty Capital Properties, Inc.	20
6,390	Anworth Mortgage Asset Corp.	32
1,810	Apollo Residential Mortgage, Inc.	29
8,100	Ares Commercial Real Estate Corp.	109
7,430	Armour Residential REIT, Inc.	31
1,380	Ashford Hospitality Prime, Inc.	21
3,640	Ashford Hospitality Trust	41
1,783	Associated Estates Realty Corp.	30
9,700	AV Homes, Inc.(a)	175
26	Aviv REIT, Inc.	1
2,118	Brandywine Realty Trust	31
2,331	Capstead Mortgage Corp.	30
1,570	CBL & Associates Properties, Inc.	28
4,800	Cedar Realty Trust, Inc.	29
1,250	Coresite Realty Corp.	39
7,963	Corporate Office Properties Trust	212
1,330	CyrusOne, Inc.	28
3,850	CYS Investments, Inc.	32
29,884	DiamondRock Hospitality Co.	350
485	DuPont Fabros Technology, Inc.	12
3,500	Dynex Capital, Inc.	31
3,898	EastGroup Properties, Inc.	246
1,840	Ellington Residential Mortgage REIT	31
332	Empire State Realty Trust, Inc., Class - A	5
740	Equity Lifestyle Properties, Inc.	30
100	Forestar Group, Inc.(a)	2
561	Geo Group, Inc.	18
2,327	Glimcher Realty Trust	23
294	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4
1,720	Hatteras Financial Corp.	32
667	Healthcare Realty Trust, Inc.	16
497	Highwoods Properties, Inc.	19
1,313	Inland Real Estate Corp.	14
1,693	Invesco Mortgage Capital	28
175	Investors Real Estate Trust	2
2,220	JAVELIN Mortgage Investment Corp.	30
108	Kennedy-Wilson Holdings, Inc.	2
940	LaSalle Hotel Properties	29
2,357	Lexington Realty Trust	26
539	LTC Properties, Inc.	20
4,165	Mid-America Apartment Communities, Inc.	283
525	National Health Investors, Inc.	32
1,508	Pennsylvania Real Estate Investment Trust	27
41	Physicians Realty Trust	1
4,363	Potlatch Corp.	169
745	PS Business Parks, Inc.	62
40	QTS Realty Trust, Inc., Class - A	1
1,884	Ramco-Gershenson Properties Trust	31
146	RE/MAX Holdings, Inc., Class - A(a)	4
11,790	Redwood Trust, Inc.	238
53	Rexford Industrial Realty	1
513	Ryman Hospitality Properties, Inc.	22
273	Sabra Healthcare REIT, Inc.	8
139	Saul Centers, Inc.	7
522	Sovran Self Storage, Inc.	38
2,741	Strategic Hotels & Resorts, Inc.(a)	28
715	Sun Communities, Inc.	32
226	Tejon Ranch Co.(a)	8
100	UMH Properties, Inc.	1
209	Universal Health Realty Income Trust	9
324	Urstadt Biddle Properties, Inc., Class - A	7
330	Washington Real Estate Investment Trust	8
1,926	Western Asset Mortgage Capital Corp.	30
2,512	Winthrop Realty Trust, Inc.	29
100	ZAIS Financial Corp.	2
		3,265

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Road & Rail — 0.59%
120	AMERCO, Inc.	$28
40	Celadon Group, Inc.	1
11,178	Con-way, Inc.	460
625	Heartland Express, Inc.	14
961	Kansas City Southern Industries	98
1,055	Knight Transportation, Inc.	24
90	Quality Distribution, Inc.(a)	1
161	Roadrunner Transportation Systems, Inc.(a)	4
430	Ryder System, Inc.	34
435	Saia, Inc.(a)	17
1,529	Swift Transportation Co.(a)	38
106	Universal Truckload Services, Inc.	3
229	Werner Enterprises, Inc.	6
145	YRC Worldwide, Inc.(a)	3
		731
	Semiconductors & Semiconductor Equipment — 5.82%
2,104	Advanced Energy Industries, Inc.(a)	52
4,190	Alpha & Omega Semiconductor Ltd.(a)	31
4,095	Altera Corp.	148
330	Ambarella, Inc.(a)	9
5,350	Amkor Technology, Inc.(a)	37
1,305	Applied Micro Circuits Corp.(a)	13
17,800	Atmel Corp.(a)	149
10,900	Brooks Automation, Inc.	119
2,374	Cabot Microelectronics Corp.(a)	104
936	Cavium, Inc.(a)	41
458	Cirrus Logic, Inc.(a)	9
41,746	Cypress Semiconductor Corp.	429
23,217	Diodes, Inc.(a)	605
3,384	Entegris, Inc.(a)	41
670	Exar Corp.(a)	8
15,631	Fairchild Semiconductor International, Inc.(a)	216
17,200	FormFactor, Inc.(a)	110
2,060	GT Advanced Technologies, Inc.(a)	35
575	Hittite Microwave Corp.	36
157	Inphi Corp.(a)	3
10,646	Integrated Device Technology, Inc.(a)	130
2,487	Integrated Silicon Solution, Inc.(a)	39
600	Intermolecular, Inc.(a)	2
14,665	International Rectifier Corp.(a)	402
2,500	IXYS Corp.	28
650	Lattice Semiconductor Corp.(a)	5
213	MA-COM Technology Solutions Holdings, Inc.(a)	4
6,576	Maxim Integrated Products, Inc.	218
488	MaxLinear, Inc.(a)	5
817	Micrel, Inc.	9
6,775	Microsemi Corp.(a)	170
9,613	Monolithic Power Systems, Inc.(a)	373
644	MoSys, Inc.(a)	3
271	Nanometrics, Inc.(a)	5
79	NVE Corp.(a)	5
1,960	OmniVision Technologies, Inc.(a)	35
63,530	ON Semiconductor Corp.(a)	596
441	PDF Solutions, Inc.(a)	8
507	Peregrine Semiconductor Corp.(a)	3
3,340	Photronics, Inc.(a)	28
857	PLX Technology, Inc.(a)	5
1,559	PMC - Sierra, Inc.(a)	12
5,934	Power Integrations, Inc.	390
10,100	QuickLogic Corp.(a)	53
2,002	Rambus, Inc.(a)	22
4,488	RF Micro Devices, Inc.(a)	35
100	Rubicon Technology, Inc.(a)	1
57	Rudolph Technologies, Inc.(a)	1
4,612	Semtech Corp.(a)	117
24,600	Sigma Designs, Inc.(a)	117
1,356	Silicon Image, Inc.(a)	9
1,907	Silicon Laboratories, Inc.(a)	100
14,508	Skyworks Solutions, Inc.(a)	543
2,212	Spansion, Inc., Class - A(a)	39
14,551	SunEdison, Inc.(a)	274
741	SunPower Corp.(a)	24
3,823	Synaptics, Inc.(a)	229
1,636	Teradyne, Inc.(a)	33
9,090	Tessera Technologies, Inc.	215
25,371	TriQuint Semiconductor, Inc.(a)	340
11,475	Ultratech, Inc.(a)	335
155	Veeco Instruments, Inc.(a)	6
		7,163
	Software — 3.38%
10,890	Accelrys, Inc.(a)	136
727	ACI Worldwide, Inc.(a)	43
899	Actuate Corp.(a)	5
4,606	Advent Software, Inc.	135
490	American Software, Inc., Class - A	5
10,499	Aspen Technology, Inc.(a)	444
425	AVG Technologies NV(a)	9
52	Barracuda Networks, Inc.(a)	2
820	Blackbaud, Inc.	26
679	Bottomline Technologies, Inc.(a)	24
500	BroadSoft, Inc.(a)	13
709	Callidus Software, Inc.(a)	9
847	CommVault Systems, Inc.(a)	55
2,696	Compuware Corp.	28
396	Comverse, Inc.(a)	14
54	Covisint Corp.(a)	–
122	Digimarc Corp.	4
398	Ebix, Inc.	7
6,430	Electronic Arts, Inc.(a)	187
499	Ellie Mae, Inc.(a)	14
2,181	EPIQ Systems, Inc.	30
640	ePlus, Inc.(a)	36
1,244	Fair Isaac Corp.	69
4,910	Fleetmatics Group Ltd.(a)	164
7,700	Fortinet, Inc.(a)	170
56	Gigamon, Inc.(a)	2
986	Glu Mobile, Inc.(a)	5
327	Guidance Software, Inc.(a)	4
889	Guidewire Software, Inc.(a)	44
363	Imperva, Inc.(a)	20
951	Infoblox, Inc.(a)	19
278	Interactive Intelligence Group(a)	20
846	Jive Software, Inc.(a)	7
1,419	Manhattan Associates, Inc.(a)	50
121	Mavenir Systems, Inc.(a)	2
1,393	Mentor Graphics Corp.	31
163	MicroStrategy, Inc., Class - A(a)	19
457	Mitek Systems, Inc.(a)	2
200	Model N, Inc.(a)	2

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
685	Monotype Imaging Holdings, Inc.	$21
650	NetScout Systems, Inc.(a)	24
311	Pegasystems, Inc.	11
461	Progress Software Corp.(a)	10
6,592	Proofpoint, Inc.(a)	244
4,972	PROS Holdings, Inc.(a)	157
12,229	PTC, Inc.(a)	432
68	QAD, Inc., Class - A	1
1,586	QLIK Technologies, Inc.(a)	42
264	Qualys, Inc.(a)	7
112	Rally Software Development Corp.(a)	1
834	RealPage, Inc.(a)	15
16,365	Rosetta Stone, Inc.(a)	184
16,521	Rovi Corp.(a)	376
700	SeaChange International, Inc.(a)	7
97	Silver Spring Networks, Inc.(a)	2
1,062	SS&C Technologies Holdings, Inc.(a)	43
522	Synchronoss Technologies, Inc.(a)	18
1,478	Take-Two Interactive Software, Inc.(a)	32
545	Tangoe, Inc.(a)	10
15,830	Telecommunication Systems, Inc.(a)	36
5,287	Telenav, Inc.(a)	32
504	The Ultimate Software Group, Inc.(a)	69
4,525	TIBCO Software, Inc.(a)	92
16,174	TiVo, Inc.(a)	214
574	Tyler Technologies, Inc.(a)	48
100	Varonis Systems, Inc.(a)	4
300	VASCO Data Security International, Inc.(a)	2
961	Verint Systems, Inc.(a)	45
754	VirnetX Holding Corp.(a)	11
400	Vringo, Inc.(a)	1
26,600	Zynga, Inc.(a)	114
		4,161
	Specialty Retail — 2.82%
870	Abercrombie & Fitch Co., Class - A	33
1,445	Aeropostale, Inc.(a)	7
123	America's Car-Mart, Inc.(a)	5
862	Ann, Inc.(a)	36
502	Asbury Automotive Group, Inc.(a)	28
59	Barnes & Noble, Inc.(a)	1
1,874	Big 5 Sporting Goods Corp.	30
493	Brown Shoe Co., Inc.	13
7,245	Cabela's, Inc., Class - A(a)	475
6,548	Chico's FAS, Inc.	105
733	Christopher & Banks Corp.(a)	5
412	Conn's, Inc.(a)	16
197	Destination Maternity Corp.	5
1,559	Express, Inc.(a)	25
599	Five Below, Inc.(a)	25
806	Francesca's Holdings Corp.(a)	15
316	Genesco, Inc.(a)	24
410	Group 1 Automotive, Inc.	27
89	Haverty Furniture Cos., Inc.	3
475	Hibbett Sports, Inc.(a)	25
91	Jos. A. Bank Clothiers, Inc.(a)	6
190	Kirkland's, Inc.(a)	4
406	Lithia Motors, Inc.	27
500	Lumber Liquidators Holdings, Inc.(a)	47
6,100	MarineMax, Inc.(a)	93
247	Mattress Firm Holding Corp.(a)	12
571	Monro Muffler Brake, Inc.	32
15,110	Murphy USA, Inc.(a)	612
157	New York & Co., Inc.(a)	1
1,349	Office Depot, Inc.(a)	6
800	Outerwall, Inc.(a)	58
506	Pacific Sunwear of California, Inc.(a)	2
165	Penske Automotive Group, Inc.	7
1,730	Pier 1 Imports, Inc.	33
21,355	Rent-A-Center, Inc.	568
324	Restoration Hardware Holdings, Inc.(a)	24
141	Sears Hometown And Outlet Stores, Inc.(a)	3
11,248	Select Comfort Corp.(a)	203
1,397	Sonic Automotive, Inc., Class - A	31
2,373	Stein Mart, Inc.	33
5,733	The Buckle, Inc.	263
994	The Cato Corp.	27
145	The Children's Place Retail Stores, Inc.	7
174	The Container Store Group, Inc.(a)	6
311	The Finish Line, Inc., Class - A	8
349	The Tile Shop Holdings, Inc.(a)	5
2,639	Tilly's, Inc., Class - A(a)	31
5,275	Tractor Supply Co.	373
555	Vitamin Shoppe, Inc.(a)	26
1,691	Wet Seal, Inc.(a)	2
43	Winmark Corp.	3
389	Zumiez, Inc.(a)	9
		3,465
	Technology Hardware, Storage & Peripherals — 0.26%
362	Cray, Inc.(a)	14
447	Electronics for Imaging, Inc.(a)	19
1,021	Fusion-io, Inc.(a)	11
31,100	Imation Corp.(a)	179
539	Immersion Corp.(a)	6
929	Lexmark International, Inc., Class - A	43
2,740	QLogic Corp.(a)	35
571	Silicon Graphics International Corp.(a)	7
		314
	Textiles, Apparel & Luxury Goods — 0.95%
1,366	Crocs, Inc.(a)	21
133	Culp, Inc.	3
2,191	Deckers Outdoor Corp.(a)	175
228	G-III Apparel Group Ltd.(a)	16
432	Iconix Brand Group, Inc.(a)	17
21	Movado Group, Inc.	1
241	Oxford Industries, Inc.	19
1,732	Quiksilver, Inc.(a)	13
1,097	Steven Madden Ltd.(a)	39
859	Tumi Holdings, Inc.(a)	19
3,342	Under Armour, Inc., Class - A(a)	384
3,906	Vera Bradley, Inc.(a)	105
117	Vince Holding Corp.(a)	3
12,004	Wolverine World Wide, Inc.	344
		1,159
	Thrifts & Mortgage Finance — 0.68%
3,382	Bofl Holding, Inc.(a)	289
75	Essent Group Ltd.(a)	2
720	Federal Agricultural Mortgage Corp., Class - C	24
1,000	First Defiance Financial Corp.	27
1,170	HomeStreet, Inc.	23

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Thrifts & Mortgage Finance (continued)
26,966	MGIC Investment Corp.(a)	$229
226	Northfield BanCorp, Inc.	3
303	Oritani Financial Corp.	5
1,690	Provident Financial Holdings	26
843	Radian Group, Inc.	13
52	Tree.com, Inc.(a)	2
1,580	Walker & Dunlop, Inc.(a)	26
2,318	WSFS Financial Corp.	166
		835
	Tobacco — 0.04%
600	Universal Corp.	34
835	Vector Group Ltd.	18
		52
	Trading Companies & Distributors — 1.25%
86	Aceto Corp.	2
2,263	Aircastle Ltd.	44
7,630	Applied Industrial Technologies, Inc.	367
888	Beacon Roofing Supply, Inc. (a)	34
1,200	BlueLinx Holdings, Inc. (a)	2
1,662	CAI International, Inc. (a)	41
170	DXP Enterprises, Inc. (a)	16
4,196	GATX Corp.	285
532	H&E Equipment Services, Inc. (a)	22
2,717	Houston Wire & Cable Co.	36
314	Kaman Corp.	13
9,847	MRC Global, Inc. (a)	265
226	Rush Enterprises, Inc., Class - A (a)	7
83	Stock Building Supply Holdings, Inc. (a)	2
934	TAL International Group, Inc.	40
1,055	Textainer Group Holdings Ltd.	40
3,199	Watsco, Inc.	320
		1,536
	Transportation Infrastructure — 0.00%
155	Wesco Aircraft Holdings, Inc. (a)	3

	Water Utilities — 0.01%
68	American States Water Co.	2
301	Pure Cycle Corp. (a)	2
68	SJW Corp.	2
188	The York Water Co.	4
		10
	Wireless Telecommunication Services — 0.28%
260	Leap CVR (a)(b)	–
89,984	NII Holdings, Inc. (a)	107
1,048	NTELOS Holding Corp.	14
46	RingCentral, Inc., Class - A (a)	1
1,940	SBA Communications Corp., Class - A (a)	176
383	Shenandoah Telecommunications Co.	12
700	Telephone & Data Systems, Inc.	18
1,410	USA Mobility, Inc.	26
		354
	Total Common Stocks	108,807

	Contingent Rights — 0.00%
	Biotechnology — 0.00%
500	Clinical Data, Inc.*(a)(b)(c)	–
	Machinery — 0.00%
1,000	Gerber Scientific, Inc.*(a)(b)(d)	–
	Total Contingent Rights	–

	Warrant — 0.00%
	Oil, Gas & Consumable Fuels — 0.00%
160	Magnum Hunter Resources Corp. (a)	–
	Total Warrant	–

	Time Deposit — 2.06%
$2,531	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 4/1/14	2,531
	Total Time Deposit	2,531

	Mutual Funds — 10.34%
12,496,623	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (e)	12,497
230,969	SSgA Treasury Money Market Fund, 0.00% (e)	231
	Total Mutual Funds	12,728

	Total Investments
	(cost $90,049) — 100.80%	124,066
	Liabilities in excess of other assets — (0.80)%	(985)
	Net Assets - 100.00%	$123,081

Amounts designated as "—" are $0 or have been rounded to $0.

*	Security was fair valued on March 31, 2014 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolio of Investments.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed illiquid by the Specialist Manager and represents 0.00% of the Portfolio's net assets.
(c)	Rights entitle the Portfolio to cash based on the company's achievement of milestones in connection with a pharmaceutical drug that was brought to market.
(d)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.
(e)	The rate disclosed is the rate in effect on March 31, 2014.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2014 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Small Capitalization-Mid Capitalization Equity Portfolio	Ariel Investments, LLC	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Mellon Capital Management Corporation	Pzena Investment Management, LLC	Total

Common Stocks	4.64%	24.35%	23.91%	21.53%	13.97%	88.40%
Contingent Rights	-	-	-	0.00%	-	0.00%
Warrant	-	-	-	0.00%	-	0.00%
Time Deposit	-	1.14%	0.57%	0.00%	0.35%	2.06%
Mutual Funds	-	-	-	10.34%	-	10.34%
Other Assets (Liablities)	0.24%	-0.09%	-0.18%	-0.71%	-0.06%	-0.80%
Total Net Assets	4.88%	25.40%	24.30%	31.16%	14.26%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 88.42%
	Aerospace & Defense — 1.59%
1,493	AAR Corp.	$39
5,035	Aerovironment, Inc.(a)	203
401	Alliant Techsystems, Inc.	57
841	Curtiss-Wright Corp.	53
5,182	Engility Holdings, Inc.(a)	233
4,860	Esterline Technologies Corp.(a)	518
2,459	Exelis, Inc.	47
7,798	GenCorp, Inc.(a)	142
10,726	Moog, Inc., Class - A(a)	702
600	National Presto Industries, Inc.	47
25,044	Orbital Sciences Corp.(a)	699
6,920	TASER International, Inc.(a)	127
		2,867
	Air Freight & Logistics — 0.34%
5,410	Air Transport Services Group, Inc.(a)	42
1,090	Atlas Air Worldwide Holdings, Inc.(a)	38
7,578	Hub Group, Inc., Class - A(a)	304
21,980	UTI Worldwide, Inc.	233
		617
	Airlines — 1.84%
8,110	American Airlines Group, Inc.(a)	297
42,600	Controladora Vuela Compania de Aviacion SAB de CV, ADR(a)	354
4,640	Hawaiian Holdings, Inc.(a)	65
24,030	JetBlue Airways Corp.(a)	209
3,140	SkyWest, Inc.	40
52,800	United Continental Holdings, Inc.(a)	2,356
		3,321
	Auto Components — 1.19%
4,084	Autoliv, Inc.	410
29,225	Dana Holding Corp.	680
11,000	Modine Manufacturing Co.(a)	161
2,400	Standard Motor Products, Inc.	86
42,248	Stoneridge, Inc.(a)	474
1,950	Tenneco, Inc.(a)	113
2,840	TRW Automotive Holdings Corp.(a)	232
		2,156
	Automobiles — 0.11%
969	Tesla Motors, Inc.(a)	202

	Banks — 6.59%
1,090	1st Source, Inc.	35
2,250	Access National Corp.	36
1,330	American National Bankshares, Inc.	31
29,550	Associated Banc-Corp.	534
1,570	Banco Latinoamericano de Comercio Exterior SA, Class - E	41
15,775	BancorpSouth, Inc.	394
16,820	BankUnited, Inc.	585
36,177	BBCN Bancorp, Inc.	620
710	C&F Financial Corp.	24
830	Camden National Corp.	34
69,864	CapitalSource, Inc.	1,019
902	Century Bancorp, Inc., Class - A	31
29,363	Columbia Banking System, Inc.	837
16,751	Cullen/Frost Bankers, Inc.	1,298
1,690	Enterprise BanCorp, Inc.	34
1,981	Fidelity Southern Corp.	28
1,520	Financial Institutions, Inc.	35
1,990	First Bancorp, Inc. Maine	32
160	First Citizens BancShares, Inc., Class - A	39
2,060	First Community Bancshares, Inc.	34
1,270	First Interstate BancSystem, Inc.	36
16,765	First Midwest BanCorp, Inc.	286
3,080	First Niagara Financial Group, Inc.	29
1,250	Great Southern Bancorp, Inc.	38
1,150	Heartland Financial USA, Inc.	31
1,450	Horizon Bancorp	32
1,350	International Bancshares Corp.	34
2,140	MainSource Financial Group, Inc.	37
1,680	Mercantile Bank Corp.	35
51,300	National Penn Bancshares, Inc.	536
1,700	NBT Bancorp, Inc.	42
1,650	Northrim BanCorp	42
1,570	Peoples Bancorp, Inc.	39
12,882	Popular, Inc.(a)	400
1,810	Republic Bancorp, Inc., Class - A	41
1,440	S & T BanCorp, Inc.	34
13,852	Square 1 Financial, Inc., Class - A(a)	278
3,400	Susquehanna Bancshares, Inc.	39
9,970	SVB Financial Group(a)	1,283
149,625	Synovus Financial Corp.	507
70,380	TCF Financial Corp.	1,173
7,885	Texas Capital Bancshares, Inc.(a)	512
1,020	The Bank of Kentucky Financial Corp.	38
2,290	TowneBank	36
1,750	Univest Corp. of Pennsylvania	36
16,697	Webster Financial Corp.	519
1,130	WesBanco, Inc.	36
750	Wintrust Financial Corp.	36
		11,906
	Beverages — 0.02%
533	Coca-Cola Bottling Co. Consolidated	45

	Biotechnology — 2.48%
7,935	Acadia Pharmaceuticals, Inc.(a)	193
1,593	BioMarin Pharmaceutical, Inc.(a)	109
20,704	Cepheid, Inc.(a)	1,068
7,728	Cubist Pharmaceuticals, Inc.(a)	565
8,465	Dyax Corp.(a)	76
1,958	Emergent BioSolutions, Inc.(a)	49
4,438	Exact Sciences Corp.(a)	63
5,251	Foundation Medicine, Inc.(a)	170
13,445	Genomic Health, Inc.(a)	354
11,900	InterMune, Inc.(a)	398
7,050	Isis Pharmaceuticals, Inc.(a)	305
6,010	Keryx Biopharmaceuticals, Inc.(a)	102
11,190	Myriad Genetics, Inc.(a)	383
6,042	NPS Pharmaceuticals, Inc.(a)	181
2,420	OncoMed Pharmaceuticals, Inc.(a)	81
5,870	PDL BioPharma, Inc.	49
3,085	Prothena Corp. PLC(a)	118
655	Puma Biotechnology, Inc.(a)	68
3,860	Repligen Corp.(a)	50
4,822	Sangamo BioSciences, Inc.(a)	87
		4,469
	Building Products — 1.97%
5,000	Armstrong World Industries, Inc.(a)	266

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Building Products (continued)
33,266	Griffon Corp.	$397
8,820	Lennox International, Inc.	802
15,550	Masonite International Corp.(a)	879
6,892	NCI Building Systems, Inc.(a)	120
6,578	Trex Co., Inc.(a)	481
11,323	Universal Forest Products, Inc.	627
		3,572
	Capital Markets — 1.99%
1,350	Arlington Asset Investment Corp.	36
3,550	BlackRock Kelso Capital Corp.	33
3,220	Calamos Asset Management, Inc., Class - A	42
1,170	FBR & Co.(a)	30
6,755	Financial Engines, Inc.	343
1,640	International Fcstone, Inc.(a)	31
3,790	LPL Financial Holdings, Inc.	199
7,480	MCG Capital Corp.	28
1,470	Oppenheimer Holdings, Inc., Class - A	41
15,590	Piper Jaffray Cos., Inc.(a)	713
7,098	Raymond James Financial, Inc.	397
2,280	RCS Capital Corp., Class - A	89
8,072	Stifel Financial Corp.(a)	402
15,951	Waddell & Reed Financial, Inc., Class - A	1,175
2,840	WhiteHorse Finance, Inc.	40
		3,599
	Chemicals — 2.71%
1,349	A. Schulman, Inc.	49
4,972	Albemarle Corp.	330
1,070	Axiall Corp.	48
15,030	Cabot Corp.	887
2,250	Celanese Corp., Series A	125
1,508	Chase Corp.	48
14,265	Flotek Industries, Inc.(a)	397
5,146	FMC Corp.	394
3,180	FutureFuel Corp.	65
8,555	H.B. Fuller Co.	413
18,000	Kraton Performance Polymers, Inc.(a)	471
9,513	Methanex Corp.	608
1,573	NewMarket Corp.	614
1,666	Olin Corp.	46
711	Stepan Co.	46
12,310	Tronox Ltd., Class - A	293
826	Westlake Chemical Corp.	55
		4,889
	Commercial Services & Supplies — 1.13%
5,280	ACCO Brands Corp.(a)	33
38,776	ARC Document Solutions, Inc.(a)	288
1,870	Courier Corp.	29
680	Deluxe Corp.	36
1,950	Ennis, Inc.	32
9,975	Herman Miller, Inc.	320
3,660	Intersections, Inc.	22
8,550	KAR Auction Services, Inc.	259
2,410	Kimball International, Inc., Class - B	44
880	Multi-Color Corp.	31
1,640	Quad Graphics, Inc.	38
3,850	Ritchie Bros. Auctioneers, Inc.	93
21,125	Tetra Tech, Inc.(a)	626
990	The Brink's Co.	28
330	UniFirst Corp.	36
2,256	United Stationers, Inc.	93
1,600	West Corp.	38
		2,046
	Communications Equipment — 0.73%
3,904	ADTRAN, Inc.	95
1,990	BEL Fuse, Inc. CL B	44
1,550	Black Box Corp.	38
1,725	CalAmp Corp.(a)	48
3,270	Ciena Corp.(a)	74
12,000	Emulex Corp.(a)	89
9,677	Infinera Corp.(a)	88
31,945	Sierra Wireless, Inc.(a)	697
1,895	ViaSat, Inc.(a)	130
		1,303
	Construction & Engineering — 1.39%
1,710	AECOM Technology Corp.(a)	55
2,930	Jacobs Engineering Group, Inc.(a)	186
4,700	KBR, Inc.	125
17,406	MasTec, Inc.(a)	757
1,716	MYR Group, Inc.(a)	43
1,310	Northwest Pipe Co.(a)	47
4,650	Pike Electric Corp.(a)	50
7,690	Primoris Services Corp.	231
10,745	Quanta Services, Inc.(a)	396
20,177	Tutor Perini Corp.(a)	579
910	URS Corp.	43
		2,512
	Construction Materials — 0.97%
11,130	CaesarStone Sdot Yam Ltd.	605
8,400	Eagle Materials, Inc.	745
12,045	Headwaters, Inc.(a)	159
1,950	Martin Marietta Materials, Inc.	250
		1,759
	Consumer Finance — 0.45%
980	Cash America International, Inc.	38
3,430	EZCORP, Inc., Class - A(a)	37
9,170	Green Dot Corp., Class - A(a)	179
850	Nelnet, Inc., Class - A	35
2,240	Nicholas Financial, Inc.	35
8,015	Portfolio Recovery Associates, Inc.(a)	464
410	World Acceptance Corp.(a)	31
		819
	Containers & Packaging — 0.76%
8,021	AptarGroup, Inc.	530
23,830	Berry Plastics Group, Inc.(a)	552
980	Greif, Inc., Class - A	51
3,607	Packaging Corp. of America	254
		1,387
	Distributors — 0.02%
2,860	VOXX International Corp.(a)	39

	Diversified Consumer Services — 0.83%
7,790	2U, Inc.(a)	106
3,300	Bridgepoint Education, Inc.(a)	49
4,634	Grand Canyon Education, Inc.(a)	216
1,920	Hillenbrand, Inc.	62
9,788	K12, Inc.(a)	222

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Consumer Services (continued)
16,895	LifeLock, Inc.(a)	$289
10,760	Matthews International Corp., Class - A	440
1,590	Strayer Education, Inc.(a)	74
1,710	Weight Watchers International, Inc.	35
		1,493
	Diversified Financial Services — 0.45%
1,360	Interactive Brokers Group, Inc., Class - A	29
11,171	Leucadia National Corp.	313
17,982	PHH Corp.(a)	465
		807
	Diversified Telecommunication Services — 0.61%
21,504	Cogent Communications Group, Inc.	764
900	Hawaiian Telcom Holdco, Inc.(a)	26
26,738	Premiere Global Services, Inc.(a)	322
		1,112
	Electric Utilities — 0.92%
21,705	El Paso Electric Co.	775
1,730	Great Plains Energy, Inc.	47
1,590	Hawaiian Electric Industries, Inc.	40
752	IDACORP, Inc.	42
16,623	ITC Holdings Corp.	621
1,817	PNM Resources, Inc.	49
1,301	Portland General Electric Co.	42
1,789	The Empire District Electric Co.	44
		1,660
	Electrical Equipment — 1.47%
4,060	Acuity Brands, Inc.	538
20,209	Brady Corp.	549
28,603	Capstone Turbine Corp.(a)	61
11,136	EnerSys	772
1,610	General Cable Corp.	41
2,786	Hubbell, Inc., Class - B	334
40,375	Plug Power, Inc.(a)	287
700	Preformed Line Products Co.	48
595	Regal-Beloit Corp.	43
		2,673
	Electronic Equipment, Instruments & Components — 4.28%
12,857	Belden, Inc.	895
1,950	Benchmark Electronics, Inc.(a)	44
1,150	Dolby Laboratories, Inc., Class - A(a)	51
13,229	DTS, Inc.(a)	261
7,501	FEI Co.	773
42,495	Flextronics International Ltd.(a)	393
14,995	Ingram Micro, Inc.(a)	443
22,529	Insight Enterprises, Inc.(a)	566
5,263	IPG Photonics Corp.(a)	374
6,450	Itron, Inc.(a)	229
19,785	Jabil Circuit, Inc.	356
6,373	Littelfuse, Inc.	597
9,565	Measurement Specialties, Inc.(a)	649
550	Methode Electronics, Inc.	17
1,790	PC Connection, Inc.	36
1,070	Plexus Corp.(a)	43
1,670	Rofin-Sinar Technologies, Inc.(a)	40
14,512	Rogers Corp.(a)	907
2,810	Sanmina Corp.(a)	49
650	SYNNEX Corp.(a)	39
838	Tech Data Corp.(a)	51
15,750	Trimble Navigation Ltd.(a)	612
4,685	TTM Technologies, Inc.(a)	40
6,770	Universal Display Corp.(a)	216
3,520	Vishay Intertechnology, Inc.	52
		7,733
	Energy Equipment & Services — 1.71%
21,723	Atwood Oceanics, Inc.(a)	1,095
1,670	C&J Energy Services, Inc.(a)	49
1,210	Dawson Geophysical Co.	34
4,001	Dril-Quip, Inc.(a)	449
20,860	Helix Energy Solutions Group, Inc.(a)	479
13,820	McDermott International, Inc.(a)	109
3,870	Newpark Resources, Inc.(a)	44
1,680	Patterson-UTI Energy, Inc.	53
22,694	Superior Energy Services, Inc.	698
2,110	Tesco Corp.(a)	39
800	Unit Corp.(a)	52
		3,101
	Food & Staples Retailing — 0.61%
13,005	Casey's General Stores, Inc.	879
4,740	Ingles Markets, Inc., Class - A	113
3,860	Village Super Market, Inc., Class - A	102
		1,094
	Food Products — 0.51%
10,517	Boulder Brands, Inc.(a)	185
740	Cal-Maine Foods, Inc.	46
2,050	Darling International, Inc.(a)	41
1,413	Fresh Del Monte Produce, Inc.	39
7,905	Ingredion, Inc.	539
1,640	John B Sanfilippo & Son, Inc.	38
15	Seaboard Corp.(a)	39
		927
	Gas Utilities — 0.57%
770	Southwest Gas Corp.	41
21,602	UGI Corp.	985
		1,026
	Health Care Equipment & Supplies — 3.98%
3,308	Abiomed, Inc.(a)	86
3,890	CryoLife, Inc.	39
37,175	DexCom, Inc.(a)	1,538
2,930	Edwards Lifesciences Corp.(a)	217
1,040	Greatbatch, Inc.(a)	48
2,500	HeartWare International, Inc.(a)	234
41,563	Insulet Corp.(a)	1,970
9,897	Neogen Corp.(a)	445
18,147	Novadaq Technologies, Inc.(a)	404
855	STERIS Corp.	41
20,460	Symmetry Medical, Inc.(a)	206
6,717	The Cooper Cos., Inc.	923
2,800	The Spectranetics Corp.(a)	85
58,590	Unilife Corp.(a)	238
16,490	West Pharmaceutical Services, Inc.	726
		7,200
	Health Care Providers & Services — 3.58%
17,844	Acadia Healthcare Co., Inc.(a)	805

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Providers & Services (continued)
1,260	Almost Family, Inc.(a)	$29
860	AmSurg Corp.(a)	40
5,260	Catamaran Corp.(a)	235
6,997	Chemed Corp.	626
1,020	Community Health Systems, Inc.(a)	40
8,910	Five Star Quality Care, Inc.(a)	43
1,420	Health Net, Inc.(a)	48
1,140	HealthSouth Corp.	41
2,080	Kindred Healthcare, Inc.	49
1,670	LHC Group, Inc.(a)	37
18,047	LifePoint Hospitals, Inc.(a)	985
580	Magellan Health Services, Inc.(a)	34
7,340	MEDNAX, Inc.(a)	455
1,210	Molina Heathcare, Inc.(a)	45
5,700	MWI Veterinary Supply, Inc.(a)	888
661	National Healthcare Corp.	37
18,157	Owens & Minor, Inc.	636
2,040	PharMerica Corp.(a)	57
1,374	Providence Service Corp.(a)	39
4,180	Select Medical Holdings Corp.	52
9,120	Skilled Healthcare Group, Inc.(a)	48
890	The Ensign Group, Inc.	39
2,560	Triple-S Management Corp., Class - A(a)	41
14,046	VCA Antech, Inc.(a)	453
10,795	WellCare Health Plans, Inc.(a)	686
		6,488
	Health Care Technology — 1.18%
2,425	athenahealth, Inc.(a)	389
2,956	HealthStream, Inc.(a)	79
21,897	Medidata Solutions, Inc.(a)	1,189
16,900	Omnicell, Inc.(a)	484
		2,141
	Hotels, Restaurants & Leisure — 1.05%
1,040	Bob Evans Farms, Inc.	52
5,480	Buffalo Wild Wings, Inc.(a)	815
6,022	Chuy's Holdings, Inc.(a)	260
9,088	Del Frisco's Restaurant Group, Inc.(a)	254
3,650	Einstein Noah Restaurant Group, Inc.	60
5,008	Fiesta Restaurant Group, Inc.(a)	228
1,640	International Speedway Corp., Class - A	56
1,200	Life Time Fitness, Inc.(a)	58
3,970	Marcus Corp.	66
3,060	Monarch Casino & Resort, Inc.(a)	57
		1,906
	Household Durables — 0.96%
2,950	CSS Industries, Inc.	80
2,980	Flexsteel Industries, Inc.	112
5,144	Harman International Industries, Inc.	547
1,680	Helen of Troy Ltd.(a)	116
10,505	iRobot Corp.(a)	431
5,410	Lifetime Brands, Inc.	97
6,815	Meritage Homes Corp.(a)	285
1,310	NACCO Industries, Inc., Class - A	71
		1,739
	Industrial Conglomerates — 0.12%
2,725	Carlisle Cos., Inc.	216

	Insurance — 3.14%
1,874	Alleghany Corp.(a)	764
21,139	American Equity Investment Life Holding Co.	499
16,623	American Financial Group, Inc.	960
21,846	Argo Group International Holdings Ltd.	1,003
17,410	Aspen Insurance Holdings Ltd.	691
1,330	EMC Insurance Group, Inc.	47
2,724	Everest Re Group Ltd.	417
857	FBL Financial Group, Inc., Class - A	37
4,910	HCC Insurance Holdings, Inc.	223
3,443	Maiden Holdings Ltd.	43
9,615	Primerica, Inc.	453
820	Protective Life Corp.	43
1,350	Stewart Information Services Corp.	47
2,170	Symetra Financial Corp.	43
3,380	Universal Insurance Holdings, Inc.	43
8,221	W.R. Berkley Corp.	342
		5,655
	Internet & Catalog Retail — 0.13%
7,930	1-800-FLOWERS.COM, Inc., Class - A (a)	45
2,665	RetailMeNot, Inc.(a)	85
2,504	Shutterfly, Inc.(a)	107
		237
	Internet Software & Services — 2.91%
6,040	Akamai Technologies, Inc.(a)	352
1,030	AOL, Inc.(a)	45
5,012	Benefitfocus, Inc.(a)	235
29,280	Brightcove, Inc.(a)	288
2,215	Care.com, Inc.(a)	37
6,130	ChannelAdvisor Corp.(a)	231
2,220	Conversant, Inc.(a)	62
7,800	Cornerstone OnDemand, Inc.(a)	373
4,414	Cvent, Inc.(a)	160
9,770	Demandware, Inc.(a)	626
6,560	Dice Holdings, Inc.(a)	49
8,320	EarthLink Holdings Corp.	30
12,154	Gogo, Inc.(a)	250
6,450	Intralinks Holdings, Inc.(a)	66
935	j2 Global, Inc.	47
67,400	Monster Worldwide, Inc.(a)	504
31,440	QuinStreet, Inc.(a)	209
4,659	Rocket Fuel, Inc.(a)	200
5,010	Shutterstock, Inc.(a)	364
4,343	Textura Corp.(a)	109
19,810	Vocus, Inc.(a)	264
6,540	Web.com Group, Inc.(a)	223
4,494	Wix.com Ltd.(a)	103
5,491	Yelp, Inc.(a)	422
		5,249
	IT Services — 1.39%
2,630	Booz Allen Hamilton Holding Corp.	58
634	CACI International, Inc., Class - A(a)	47
713	Cass Information Systems, Inc.	37
2,530	Computer Task Group, Inc.	43
2,172	Convergys Corp.	48
1,261	CoreLogic, Inc.(a)	38
1,542	CSG Systems International, Inc.	40
510	DST Systems, Inc.	48
4,850	Global Cash Access Holdings, Inc.(a)	33

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
2,303	Global Payments, Inc.	$164
1,270	iGATE Corp.(a)	40
15,255	Jack Henry & Associates, Inc.	851
1,080	Leidos Holdings, Inc.	38
1,513	ManTech International Corp., Class - A	44
1,370	Science Applications International Corp.	51
2,170	Sykes Enterprises, Inc.(a)	43
6,456	Syntel, Inc.(a)	581
1,930	TeleTech Holdings, Inc.(a)	47
8,030	The Hackett Group, Inc.	48
1,540	Unisys Corp.(a)	47
4,970	VeriFone Systems, Inc.(a)	168
		2,514
	Leisure Products — 0.16%
3,480	Callaway Golf Co.	36
3,120	Johnson Outdoors, Inc., Class - A	79
24,308	Leapfrog Enterprises, Inc.(a)	182
		297
	Life Sciences Tools & Services — 1.36%
368	Bio-Rad Laboratories, Inc., Class - A(a)	47
2,500	Bruker Biosciences Corp.(a)	57
2,620	Cambrex Corp.(a)	49
910	Charles River Laboratories International, Inc.(a)	55
10,792	Fluidigm Corp.(a)	476
10,030	Harvard Bioscience, Inc.(a)	48
2,925	ICON PLC(a)	139
4,202	Illumina, Inc.(a)	624
14,015	PAREXEL International Corp.(a)	758
7,873	QIAGEN NV(a)	166
570	Techne Corp.	49
		2,468
	Machinery — 4.20%
18,085	Actuant Corp., Class - A	618
1,060	American Railcar Industries	74
2,530	Ampco-Pittsburgh Corp.	48
2,715	Astec Industries, Inc.	119
2,078	Briggs & Stratton Corp.	46
12,085	Columbus McKinnon Corp./NY(a)	324
1,900	Dynamic Materials Corp.	36
3,080	Hardinge, Inc.	44
10,650	Harsco Corp.	250
590	Hyster-Yale Materials Handling, Inc.	58
7,280	IDEX Corp.	532
16,515	ITT Corp.	706
10,206	Kennametal, Inc.	452
11,838	Lincoln Electric Holdings, Inc.	853
29,940	Meritor, Inc.(a)	367
2,431	Miller Industries, Inc.	47
50,405	Mueller Water Products, Inc., Class - A	479
2,430	Nn, Inc.	48
4,205	Pall Corp.	376
1,772	Pentair Ltd. - Registered	141
1,271	Proto Labs, Inc.(a)	86
6,856	Snap-on, Inc.	778
786	Standex International Corp.	42
2,760	Titan International, Inc.	52
47,100	Wabash National Corp.(a)	648
3,555	WABCO Holdings, Inc.(a)	375
		7,599
	Marine — 0.13%
2,253	Kirby Corp.(a)	228

	Media — 0.50%
3,600	Entercom Communications Corp.(a)	36
4,218	Harte-Hanks, Inc.	37
10,530	Imax Corp.(a)	288
3,880	Journal Communications, Inc., Class - A (a)	34
15,570	Lions Gate Entertainment Corp.	416
2,200	Regal Entertainment Group, Class - A	41
1,327	Scholastic Corp.	47
		899
	Metals & Mining — 1.49%
11,120	Agnico-Eagle Mines Ltd.	336
10,590	Allegheny Technologies, Inc.	399
9,036	Carpenter Technology Corp.	598
22,880	Globe Specialty Metals, Inc.	476
12,960	Horsehead Holding Corp.(a)	218
710	Kaiser Aluminum Corp.	51
1,900	Materion Corp.	64
1,721	Olympic Steel, Inc.	49
10,165	Schnitzer Steel Industries, Inc., Class - A	293
5,447	US Silica Holdings, Inc.	208
		2,692
	Multiline Retail — 0.08%
1,225	Big Lots, Inc.(a)	46
407	Dillard's, Inc., Class - A	38
2,320	Fred's, Inc., Class - A	42
4,920	Gordmans Stores, Inc.	27
		153
	Multi-Utilities — 0.46%
1,446	Avista Corp.	44
11,268	Black Hills Corp.	650
950	NorthWestern Corp.	45
2,390	TECO Energy, Inc.	41
1,210	Vectren Corp.	48
		828
	Oil, Gas & Consumable Fuels — 2.66%
650	Adams Resources & Energy, Inc.	38
14,314	Bill Barrett Corp.(a)	366
12,552	Cabot Oil & Gas Corp.	425
18,520	Carrizo Oil & Gas, Inc.(a)	989
1,972	Cloud Peak Energy, Inc.(a)	42
3,850	CONSOL Energy, Inc.	154
4,084	Continental Resources, Inc.(a)	508
1,040	CVR Energy, Inc.	44
1,270	Delek US Holdings, Inc.	37
1,480	Energy XXI (Bermuda) Ltd.	35
1,540	EPL Oil & Gas, Inc.(a)	59
2,400	Green Plains Renewable Energy, Inc.	72
1,588	Gulfport Energy Corp.(a)	113
4,505	Hallador Energy Co.	39
7,767	Interoil Corp.(a)	503
70,010	KiOR, Inc., Class - A(a)	40
1,590	PBF Energy, Inc.	41
4,096	PDC Energy, Inc.(a)	255

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
9,749	Rex Energy Corp.(a)	$182
55,100	SandRidge Energy, Inc.	338
2,460	Ship Finance International Ltd.	44
1,280	Stone Energy Corp.(a)	54
2,550	W&T Offshore, Inc.	44
12,620	Warren Resources, Inc.(a)	61
1,010	Western Refining, Inc.	39
6,743	World Fuel Services Corp.	297
		4,819
	Paper & Forest Products — 0.51%
9,000	Boise Cascade Co.(a)	258
570	Domtar Corp.	64
28,600	Louisiana-Pacific Corp.(a)	482
1,170	Neenah Paper, Inc.	61
1,800	P.H. Glatfelter Co.	49
		914
	Personal Products — 0.04%
1,570	Nature's Sunshine Products, Inc.	22
1,080	Nutraceutical International Corp.(a)	28
360	USANA Health Sciences, Inc.(a)	27
		77
	Pharmaceuticals — 0.35%
1,570	Actavis, Inc. PLC(a)	322
2,117	Auxilium Pharmaceuticals, Inc.(a)	58
999	Hi-Tech Pharmacal Co., Inc.(a)	43
2,067	Impax Laboratories, Inc.(a)	55
5,120	POZEN, Inc.	41
1,310	Prestige Brands Holdings, Inc.(a)	36
9,990	SciClone Pharmaceuticals, Inc.(a)	45
1,252	The Medicines Co.(a)	36
		636
	Professional Services — 0.63%
3,700	CBIZ, Inc.(a)	34
1,010	ICF International, Inc.(a)	40
1,450	Kelly Services, Inc., Class - A	34
3,140	Paylocity Holding Corp.(a)	76
17,170	RPX Corp.(a)	280
700	VSE Corp.	37
11,490	WageWorks, Inc.(a)	644
		1,145
	Real Estate Investment Trusts — 2.43%
2,108	AG Mortgage Investment Trust, Inc.	37
5,947	Alexandria Real Estate Equities, Inc.	432
2,140	American Capital Mortgage Investment Corp.	40
9,280	Anworth Mortgage Asset Corp.	46
2,590	Apollo Residential Mortgage, Inc.	42
13,600	Ares Commercial Real Estate Corp.	182
10,420	Armour Residential REIT, Inc.	43
1,860	Ashford Hospitality Prime, Inc.	28
5,070	Ashford Hospitality Trust	57
2,399	Associated Estates Realty Corp.	41
2,921	Brandywine Realty Trust	42
3,272	Capstead Mortgage Corp.	41
2,130	CBL & Associates Properties, Inc.	38
6,510	Cedar Realty Trust, Inc.	40
1,177	Coresite Realty Corp.	36
17,326	Corporate Office Properties Trust	463
1,830	CyrusOne, Inc.	38
5,360	CYS Investments, Inc.	44
37,924	DiamondRock Hospitality Co.	447
4,800	Dynex Capital, Inc.	43
7,296	EastGroup Properties, Inc.	459
2,510	Ellington Residential Mortgage REIT	42
1,042	Equity Lifestyle Properties, Inc.	42
2,380	Hatteras Financial Corp.	45
2,333	Invesco Mortgage Capital	38
3,020	JAVELIN Mortgage Investment Corp.	40
1,280	LaSalle Hotel Properties	40
3,810	Lexington Realty Trust	42
7,915	Mid-America Apartment Communities, Inc.	541
1,992	Pennsylvania Real Estate Investment Trust	36
6,951	Potlatch Corp.	269
520	PS Business Parks, Inc.	43
2,599	Ramco-Gershenson Properties Trust	42
162	RE/MAX Holdings, Inc., Class - A(a)	5
21,915	Redwood Trust, Inc.	444
2,714	Western Asset Mortgage Capital Corp.	42
3,215	Winthrop Realty Trust, Inc.	37
		4,387
	Road & Rail — 0.46%
170	AMERCO, Inc.	39
13,857	Con-way, Inc.	570
1,668	Kansas City Southern Industries	170
610	Ryder System, Inc.	49
		828
	Semiconductors & Semiconductor Equipment — 6.19%
8,549	Advanced Energy Industries, Inc.(a)	209
5,690	Alpha & Omega Semiconductor Ltd.(a)	42
6,744	Altera Corp.	244
7,500	Amkor Technology, Inc.(a)	51
29,370	Atmel Corp.(a)	246
3,193	Cabot Microelectronics Corp.(a)	140
9,745	Canadian Solar, Inc.(a)	312
66,086	Cypress Semiconductor Corp.	679
28,581	Diodes, Inc.(a)	747
3,469	Entegris, Inc.(a)	42
25,046	Fairchild Semiconductor International, Inc.(a)	345
13,559	GT Advanced Technologies, Inc.(a)	231
16,420	Integrated Device Technology, Inc.(a)	201
3,443	Integrated Silicon Solution, Inc.(a)	54
26,187	International Rectifier Corp.(a)	718
3,400	IXYS Corp.	39
10,832	Maxim Integrated Products, Inc.	359
8,996	Microsemi Corp.(a)	225
21,458	Monolithic Power Systems, Inc.(a)	832
2,530	OmniVision Technologies, Inc.(a)	45
84,480	ON Semiconductor Corp.(a)	794
4,550	Photronics, Inc.(a)	39
13,860	Power Integrations, Inc.	912
16,600	QuickLogic Corp.(a)	86
5,700	Semtech Corp.(a)	144
3,133	Silicon Laboratories, Inc.(a)	164
25,892	Skyworks Solutions, Inc.(a)	970
3,194	Spansion, Inc., Class - A(a)	56
15,980	SunEdison, Inc.(a)	301

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
5,330	Synaptics, Inc.(a)	$320
2,261	Teradyne, Inc.(a)	45
15,040	Tessera Technologies, Inc.	355
41,270	TriQuint Semiconductor, Inc.(a)	553
18,090	Ultratech, Inc.(a)	528
3,900	Veeco Instruments, Inc.(a)	164
		11,192
	Software — 3.46%
27,060	Accelrys, Inc.(a)	337
6,630	Advent Software, Inc.	195
16,715	Aspen Technology, Inc.(a)	708
5,230	Callidus Software, Inc.(a)	65
4,130	Compuware Corp.	43
10,590	Electronic Arts, Inc.(a)	307
2,950	EPIQ Systems, Inc.	40
880	ePlus, Inc.(a)	49
810	Fair Isaac Corp.	45
10,181	Fleetmatics Group Ltd.(a)	341
12,600	Fortinet, Inc.(a)	278
5,606	Gigamon, Inc.(a)	170
2,502	Guidewire Software, Inc.(a)	123
2,011	Mentor Graphics Corp.	44
4,548	NetSuite, Inc.(a)	431
13,185	Proofpoint, Inc.(a)	489
8,745	PROS Holdings, Inc.(a)	276
17,798	PTC, Inc.(a)	631
27,269	Rovi Corp.(a)	621
1,400	SeaChange International, Inc.(a)	15
21,740	Telecommunication Systems, Inc.(a)	50
7,370	Telenav, Inc.(a)	44
929	The Ultimate Software Group, Inc.(a)	127
10,788	TIBCO Software, Inc.(a)	219
24,915	TiVo, Inc.(a)	330
2,650	Varonis Systems, Inc.(a)	95
43,900	Zynga, Inc.(a)	189
		6,262
	Specialty Retail — 2.77%
1,240	Abercrombie & Fitch Co., Class - A	48
2,080	Big 5 Sporting Goods Corp.	33
14,164	Cabela's, Inc., Class - A(a)	928
10,765	Chico's FAS, Inc.	173
550	Group 1 Automotive, Inc.	36
10,000	MarineMax, Inc.(a)	152
18,775	Murphy USA, Inc.(a)	762
570	Outerwall, Inc.(a)	41
26,837	Rent-A-Center, Inc.	714
6,500	Restoration Hardware Holdings, Inc.(a)	478
17,110	Select Comfort Corp.(a)	309
1,590	Sonic Automotive, Inc., Class - A	36
2,820	Stein Mart, Inc.	40
9,926	The Buckle, Inc.	455
1,200	The Cato Corp.	32
3,510	Tilly's, Inc., Class - A(a)	41
10,258	Tractor Supply Co.	725
		5,003
	Technology Hardware, Storage & Peripherals — 0.29%
7,362	Cray, Inc.(a)	275
1,171	Lexmark International, Inc., Class - A	54
4,074	Nimble Storage, Inc.(a)	154
3,569	QLogic Corp.(a)	46
		529
	Textiles, Apparel & Luxury Goods — 1.27%
7,424	Deckers Outdoor Corp.(a)	592
2,953	G-III Apparel Group Ltd.(a)	211
6,289	Under Armour, Inc., Class - A(a)	722
5,800	Vera Bradley, Inc.(a)	157
20,998	Wolverine World Wide, Inc.	599
		2,281
	Thrifts & Mortgage Finance — 0.71%
5,840	Bofl Holding, Inc.(a)	500
1,010	Federal Agricultural Mortgage Corp., Class - C	34
1,360	First Defiance Financial Corp.	37
1,640	HomeStreet, Inc.	32
44,365	MGIC Investment Corp.(a)	378
2,320	Provident Financial Holdings	36
2,169	Walker & Dunlop, Inc.(a)	35
3,245	WSFS Financial Corp.	232
		1,284
	Tobacco — 0.03%
860	Universal Corp.	48

	Trading Companies & Distributors — 1.25%
2,534	Aircastle Ltd.	49
13,205	Applied Industrial Technologies, Inc.	636
2,120	CAI International, Inc.(a)	52
7,377	GATX Corp.	501
3,590	Houston Wire & Cable Co.	47
16,230	MRC Global, Inc.(a)	438
937	TAL International Group, Inc.	40
1,270	Textainer Group Holdings Ltd.	49
4,502	Watsco, Inc.	450
		2,262
	Wireless Telecommunication Services — 0.31%
148,337	NII Holdings, Inc.(a)	177
1,640	NTELOS Holding Corp.	22
3,180	SBA Communications Corp., Class - A (a)	289
1,300	Telephone & Data Systems, Inc.	34
2,440	USA Mobility, Inc.	44
		566
	Total Common Stocks	159,876

	Contingent Rights — 0.00%
	Biotechnology — 0.00%
700	Clinical Data, Inc.*(a)	–

	Machinery — 0.00%
1,400	Gerber Scientific, Inc.*(a)(c)(d)	–
	Total Contingent Rights	–

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2014 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Time Deposit — 2.01%
$3,636	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 4/1/14	$3,636
	Total Time Deposit	3,636

	Mutual Funds — 9.94%
17,442,542	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (e)	17,442
335,875	SSgA Prime Money Market Fund, 0.00% (e)	336
185,912	SSgA Treasury Money Market Fund, 0.00% (e)	186
	Total Mutual Funds	17,964

	Total Investments
	(cost $132,129) — 100.37%	181,476
	Liabilities in excess of other assets — (0.37)%	(662)
	Net Assets - 100.00%	$180,814

Amounts designated as "—" are $0 or have been rounded to $0.

*	Security was fair valued on March 31, 2014 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolio of Investments.
(a)	Represents non-income producing security.
(b)	Rights entitle the Portfolio to cash based on the company's achievement of milestones in connection with a pharmaceutical drug that was brought to market.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed illiquid by the Specialist Manager and represents 0.00% of the Portfolio's net assets.
(d)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.
(e)	The rate disclosed is the rate in effect on March 31, 2014.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Small Capitalization - Mid Capitalization Equity Portfolio	Cupps Capital Management, LLC	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Mellon Capital Management Corporation	Pzena Investment Management, LLC	Total

Common Stocks	9.73%	27.33%	31.06%	8.54%	11.76%	88.42%
Contingent Rights	0.00%	-	-	0.00%	-	0.00%
Time Deposit	-	1.29%	0.41%	-	0.31%	2.01%
Mutual Funds	0.19%	-	-	9.75%	-	9.94%
Other Assets (Liablities)	-0.04%	-0.07%	-0.19%	0.00%	-0.07%	-0.37%
Total Net Assets	9.88%	28.55%	31.28%	18.29%	12.00%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 97.55%
	Food & Staples Retailing — 1.36%
34,380	CVS Caremark Corp.	$2,574

	Health Care Providers & Services — 3.12%
112,833	HCA Holdings, Inc.(a)	5,924

	Hotels, Restaurants & Leisure — 4.37%
52,943	Starwood Hotels & Resorts Worldwide, Inc.	4,214
55,593	Wyndham Worldwide Corp.	4,071
		8,285
	Real Estate Investment Trusts — 82.39%
69,599	Acadia Realty Trust	1,836
84,587	American Assets Trust, Inc.	2,854
34,129	American Tower Corp.	2,794
81,056	AvalonBay Communities, Inc.	10,644
153,709	Big Yellow Group PLC*	1,400
78,175	Boston Properties, Inc.	8,953
28,100	Camden Property Trust	1,892
183,020	Cousins Properties, Inc.	2,099
235,884	Douglas Emmett, Inc.	6,402
72,033	EastGroup Properties, Inc.	4,532
116,572	Equity Lifestyle Properties, Inc.	4,739
69,613	Essex Property Trust, Inc.	11,838
97,738	Excel Trust, Inc.	1,239
58,850	Extra Space Storage, Inc.	2,855
41,086	Federal Realty Investment Trust	4,713
201,979	First Industrial Realty Trust, Inc.	3,902
449,987	General Growth Properties, Inc.	9,900
191,596	Health Care REIT, Inc.	11,419
101,217	Healthcare Trust of America, Inc., Class - A	1,153
90,182	Kennedy-Wilson Holdings, Inc.	2,030
37,406	Kilroy Realty Corp.	2,191
50,219	PS Business Parks, Inc.	4,199
64,025	Public Storage	10,788
165,967	Retail Opportunity Investments Corp.	2,480
102,323	RLJ Lodging Trust	2,736
98,501	Simon Property Group, Inc.	16,154
75,552	SL Green Realty Corp.	7,603
61,790	STAG Industrial, Inc.	1,489
148,487	Sunstone Hotel Investors, Inc.	2,039
66,005	Taubman Centers, Inc.	4,672
182,911	UDR, Inc.	4,725
		156,270

	Real Estate Management & Development — 4.63%
42,663	Alexander & Baldwin, Inc.	1,816
273,663	Forest City Enterprises, Inc., Class - A(a)	5,227
114,931	Gagfah SA*(a)	1,746
		8,789

	Wireless Telecommunication Services — 1.68%
35,051	SBA Communications Corp., Class - A(a)	3,188
	Total Common Stocks	185,030

	Mutual Fund — 2.75%
5,218,478	DWS Government Cash Money Market Fund, 0.03% (b)	5,218
	Total Mutual Fund	5,218

	Total Investments
	(cost $174,590) — 100.30%	190,248
	Liabilities in excess of other assets — (0.30)%	(572)
	Net Assets - 100.00%	$189,676

*	Security was fair valued on March 31, 2014 and represents a Level 2 security. Refer to Note 2 in Notes to Portfolio of Investments.
(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on March 31, 2014.

REIT—Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 61.53%
	Australia — 3.69%
156,584	Alumina Ltd. (Metals & Mining)(a)	$174
77,830	Amcor Ltd. (Containers & Packaging)	752
3,716,954	Beach Energy Ltd. (Oil, Gas & Consumable Fuels)	5,896
189,010	BHP Billiton Ltd. (Metals & Mining)	6,405
49,638	Boral Ltd. (Construction Materials)	261
8,629	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	177
1,734,392	Fortescue Metals Group Ltd. (Metals & Mining)	8,489
26,646	Iluka Resources Ltd. (Metals & Mining)	245
102,606	Incitec Pivot Ltd. (Chemicals)	282
2,716,226	Medusa Mining Ltd. (Metals & Mining)(a)	5,228
45,328	Newcrest Mining Ltd. (Metals & Mining)(a)	415
23,762	Orica Ltd. (Chemicals)	484
70,564	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	937
77,830	Orora Ltd. (Containers & Packaging)	99
28,508	Rio Tinto Ltd. (Metals & Mining)	1,681
62,049	Santos Ltd. (Oil, Gas & Consumable Fuels)	778
1,885,481	Western Areas Ltd. (Metals & Mining)	5,829
42,513	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	1,539
13,207	WorleyParsons Ltd. (Energy Equipment & Services)	186
		39,857
	Austria — 0.12%
18,115	OMV AG (Oil, Gas & Consumable Fuels)	822
11,766	Voestalpine AG (Metals & Mining)	518
		1,340
	Belgium — 0.12%
5,673	Solvay SA (Chemicals)	891
7,257	Umicore SA (Chemicals)	370
		1,261
	Bermuda — 0.16%
206,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	345
18,500	Nabors Industries Ltd. (Energy Equipment & Services)*	456
98,000	Nine Dragons Paper Holdings Ltd. (Paper Products)	77
24,213	Seadrill Ltd. (Energy Equipment & Services)	853
		1,731
	Brazil — 1.22%
45,900	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)*	200
7,713	Cosan SA Industria e Comercio (Oil, Gas & Consumable Fuels)*	119
18,070	Duratex SA (Paper Products)*	92
15,600	Fibria Celulose SA (Paper Products)*(a)	173
195,212	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)*	1,287
381,466	Petroleo Brasileiro SA - Sponsored ADR (Oil, Gas & Consumable Fuels)*	5,017
20,903	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)*	503
87,710	Vale SA (Metals & Mining)*	1,216
331,841	Vale SA - Sponsored ADR (Metals & Mining)*	4,589
		13,196
	Canada — 8.36%
10,900	Agnico-Eagle Mines Ltd. (Metals & Mining)*	330
9,587	Agrium, Inc. (Chemicals)*	934
7,400	AltaGas Ltd. (Oil, Gas & Consumable Fuels)*	303
19,800	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)*	545
20,495	Athabasca Oil Corp. (Oil, Gas & Consumable Fuels)*(a)	148
356,799	Barrick Gold Corp. (Metals & Mining)*	6,353
51,372	Barrick Gold Corp. (Metals & Mining)*	916
7,800	Baytex Energy Corp. (Oil, Gas & Consumable Fuels)*	321
25,300	Cameco Corp. (Oil, Gas & Consumable Fuels)*	579
164,069	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)*	6,289
31,400	Canadian Oil Sands Ltd. (Oil, Gas & Consumable Fuels)*	659
48,714	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)*	1,409
24,377	Crescent Point Energy Corp. (Oil, Gas & Consumable Fuels)*	890
45,704	Eldorado Gold Corp. (Metals & Mining)*	254
48,411	Enbridge, Inc. (Oil, Gas & Consumable Fuels)*	2,199
271,596	Enbridge, Inc. (Oil, Gas & Consumable Fuels)*	12,361
47,867	EnCana Corp. (Oil, Gas & Consumable Fuels)*	1,022
12,600	Enerplus Corp. (Oil, Gas & Consumable Fuels)*	252
630,896	First Quantum Minerals Ltd. (Metals & Mining)*	11,661
9,440	Franco-Nevada Corp. (Metals & Mining)*	434
50,553	Goldcorp, Inc. (Metals & Mining)*	1,234
22,015	Husky Energy, Inc. (Oil, Gas & Consumable Fuels)*	660
19,060	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)*	888
260,650	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)*	12,134
5,000	Keyera Corp. (Oil, Gas & Consumable Fuels)*	317
72,521	Kinross Gold Corp. (Metals & Mining)*(a)	300
254,070	Meg Energy Corp. (Oil, Gas & Consumable Fuels)*(a)	8,588

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
6,600	Methanex Corp. (Chemicals)*	$422
29,850	New Gold, Inc. (Metals & Mining)*(a)	148
717,867	New Gold, Inc. (Metals & Mining)*(a)	3,503
19,498	Pacific Rubiales Energy Corp. (Oil, Gas & Consumable Fuels)*	351
18,869	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)*	717
32,858	Pengrowth Energy Corp. (Oil, Gas & Consumable Fuels)*	199
30,800	Penn West Petroleum Ltd. (Oil, Gas & Consumable Fuels)*	257
9,000	Peyto Exploration & Development Corp. (Oil, Gas & Consumable Fuels)*	307
49,846	Potash Corp. of Saskatchewan, Inc. (Chemicals)*	1,804
22,851	Silver Wheaton Corp. (Metals & Mining)*	519
110,898	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)*	3,874
65,886	Talisman Energy, Inc. (Oil, Gas & Consumable Fuels)*	657
37,097	Teck Cominco Ltd., Class - B (Metals & Mining)*	801
9,851	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels)*(a)	466
43,400	TransCanada Corp. (Oil, Gas & Consumable Fuels)*	1,973
50,306	Turquoise Hill Resources Ltd. (Metals & Mining)*(a)	168
283,948	Uranium Participation Corp. (Capital Markets)*(a)	1,436
6,000	Vermilion Energy, Inc. (Oil, Gas & Consumable Fuels)*	375
48,100	Yamana Gold, Inc. (Metals & Mining)*	421
		90,378
	Cayman Islands — 0.02%
136,000	China Resources Cement Holdings Ltd. (Construction Materials)	108
129,000	Lee & Man Paper Manufacturing Ltd. (Paper Products)	80
		188
	Chile — 0.06%
4,704	Cap SA (Metals & Mining)*	76
76,587	Empresas CMPC SA (Paper Products)*	176
29,341	Empresas Copec SA (Oil, Gas & Consumable Fuels)*	385
		637
	China — 0.98%
266,000	Aluminum Corp. of China Ltd., H Shares (Metals & Mining)(a)	92
79,000	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	340
67,500	BBMG Corp., H Shares (Construction Materials)	53
124,000	China BlueChemical Ltd., H Shares (Chemicals)	64
260,000	China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	147
184,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	185
96,000	China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	226
1,644,869	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	1,471
217,500	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	630
75,600	Inner Mongolia Yitai Coal Co. Ltd., Class - B (Oil, Gas & Consumable Fuels)	91
88,000	Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)	148
6,366,729	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	6,916
219,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Chemicals)	57
130,000	Yanzhou Coal Mining Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	98
402,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	85
		10,603
	Colombia — 0.09%
24,975	Cementos Argos SA (Construction Materials)*	128
318,238	Ecopetrol SA (Oil, Gas & Consumable Fuels)*	651
18,567	Grupo Argos SA (Construction Materials)*	194
		973
	Curaçao — 0.66%
73,638	Schlumberger Ltd. (Energy Equipment & Services)*	7,180

	Finland — 0.10%
8,600	Neste Oil Oyj (Oil, Gas & Consumable Fuels)	175
34,722	Stora Enso Oyj, R Shares (Paper Products)	372
33,364	UPM-Kymmene Oyj (Paper Products)	571
		1,118
	France — 1.51%
23,292	Air Liquide SA (Chemicals)	3,154
4,014	Arkema SA (Chemicals)	454
9,950	Compagnie Generale de Geophysique-Veritas (Energy Equipment & Services)(a)	159
2,106	Imerys SA (Construction Materials)	187
12,160	Lafarge SA (Construction Materials)	949
6,560	Technip SA (Energy Equipment & Services)	677
106,886	Total SA (Oil, Gas & Consumable Fuels)	7,034
69,200	Vallourec SA (Machinery)	3,754
		16,368

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany — 0.95%
51,441	BASF SE (Chemicals)	$5,724
9,070	HeidelbergCement AG (Construction Materials)	777
11,012	K+S AG - Registered (Chemicals)	362
5,319	Lanxess AG (Chemicals)	401
11,835	Linde AG (Chemicals)	2,369
25,389	ThyssenKrupp AG (Metals & Mining)(a)	681
		10,314
	Greece — 0.01%
4,600	Hellenic Petroleum SA (Oil, Gas & Consumable Fuels)(a)	46
2,800	Titan Cement Co. SA (Construction Materials)(a)	98
		144
	Hong Kong — 0.19%
1,215,302	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	1,840
97,500	Fosun International Ltd. (Metals & Mining)	122
222,000	Shougang Fushan Resources Group Ltd. (Metals & Mining)	68
69,000	Yingde Gases Group Co. Ltd. (Chemicals)	66
		2,096
	Hungary — 0.04%
6,909	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	389

	India — 0.54%
13,102	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	205
166,605	Reliance Industries Ltd. - Sponsored GDR (Oil, Gas & Consumable Fuels)*(b)	5,193
20,160	Sesa Sterlite Ltd. - Sponsored ADR (Metals & Mining)*	250
31,200	Tata Steel Ltd. - Sponsored GDR, Registered Shares (Metals & Mining)	203
		5,851
	Indonesia — 0.06%
955,500	PT Adaro Energy Tbk (Oil, Gas & Consumable Fuels)	83
27,000	PT Indo Tambangraya Megah Tbk (Oil, Gas & Consumable Fuels)	58
94,000	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	195
189,500	PT Semen Gresik (Persero) Tbk (Construction Materials)	266
55,500	PT Tambang Batubara Bukit Asam Tbk (Oil, Gas & Consumable Fuels)	46
		648
	Ireland — 0.16%
46,868	CRH PLC (Construction Materials)	1,311
28,192	James Hardie Industries SE (Construction Materials)	377
		1,688
	Israel — 0.04%
262	Delek Group Ltd. (Oil, Gas & Consumable Fuels)	105
28,346	Israel Chemicals Ltd. (Chemicals)	248
172	The Israel Corp. Ltd. (Chemicals)(a)	96
		449
	Italy — 0.43%
170,681	Eni SpA (Oil, Gas & Consumable Fuels)	4,280
16,927	Saipem SpA (Energy Equipment & Services)	413
		4,693
	Japan — 1.62%
10,000	Air Water, Inc. (Chemicals)	138
81,000	Asahi Kasei Corp. (Chemicals)	549
19,000	Daicel Corp. (Chemicals)	156
19,000	Daido Steel Co. Ltd. (Metals & Mining)	95
6,400	Hitachi Chemical Co. Ltd. (Chemicals)	87
10,000	Hitachi Metals Ltd. (Metals & Mining)	142
6,000	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	123
56,000	INPEX Corp. (Oil, Gas & Consumable Fuels)	728
1,700	Japan Petroleum Exploration Co. Ltd. (Oil, Gas & Consumable Fuels)	57
31,700	JFE Holdings, Inc. (Metals & Mining)	596
285,200	JSR Corp. (Chemicals)	5,278
144,844	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	698
19,000	Kaneka Corp. (Chemicals)	115
15,000	Kansai Paint Co. Ltd. (Chemicals)	214
159,000	Kobe Steel Ltd. (Metals & Mining)	211
21,700	Kuraray Co. Ltd. (Chemicals)	248
2,800	Maruichi Steel Tube Ltd. (Metals & Mining)	72
86,500	Mitsubishi Chemical Holdings Corp. (Chemicals)	359
24,000	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	135
71,000	Mitsubishi Materials Corp. (Metals & Mining)	201
306,000	Mitsui Chemicals, Inc. (Chemicals)	749
16,000	Nippon Paint Co. Ltd. (Chemicals)	242
489,082	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	1,336
10,600	Nitto Denko Corp. (Chemicals)	508
51,000	Oji Paper Co. Ltd. (Paper Products)	228
26,415	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,506
95,000	Showa Denko K.K. (Chemicals)	135
12,000	Showa Shell Sekiyu K.K. (Oil, Gas & Consumable Fuels)	107
96,000	Sumitomo Chemical Co. Ltd. (Chemicals)	354
34,000	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	426
75,000	Taiheiyo Cement Corp. (Construction Materials)	270
15,000	Taiyo Nippon Sanso Corp. (Chemicals)	118
60,000	Teijin Ltd. (Chemicals)	149
18,000	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	159
95,000	Toray Industries, Inc. (Chemicals)	627

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
10,400	Toyo Seikan Kaisha Ltd. (Containers & Packaging)	$169
65,000	UBE Industries Ltd. (Chemicals)	120
2,500	Yamato Kogyo Co. Ltd. (Metals & Mining)	78
		17,483
	Jersey — 0.31%
485,605	Glencore International PLC (Metals & Mining)	2,504
16,654	Petrofac Ltd. (Energy Equipment & Services)	399
5,644	Randgold Resources Ltd. (Metals & Mining)	424
		3,327
	Luxembourg — 0.18%
57,200	ArcelorMittal (Metals & Mining)	923
17,709	Subsea 7 SA (Energy Equipment & Services)	329
30,188	Tenaris SA (Energy Equipment & Services)	667
		1,919
	Malaysia — 0.09%
72,900	Bumi Armada Berhad (Energy Equipment & Services)	87
25,400	Lafarge Malayan Cement Berhad (Construction Materials)	70
177,800	Petronas Chemicals Group Berhad (Chemicals)	377
15,400	Petronas Dagangan Berhad (Oil, Gas & Consumable Fuels)	145
229,700	SapuraKencana Petroleum Berhad (Energy Equipment & Services)(a)	318
		997
	Mexico — 0.34%
721,524	Cemex SAB de CV (Construction Materials)*(a)	915
452,934	Grupo Mexico SAB de CV, Series B (Metals & Mining)*	1,430
11,039	Industrias CH SAB de CV, Series B (Metals & Mining)*(a)	61
19,395	Industrias Penoles SAB de CV (Metals & Mining)*	505
138,132	Mexichem SAB de CV (Chemicals)*	487
169,200	Minera Frisco SAB de CV, Class - A1 (Metals & Mining)*(a)	329
		3,727
	Mongolia — 0.29%
33,482,120	Mongolian Mining Corp. (Metals & Mining)(a)	3,160

	Netherlands — 0.50%
15,460	Akzo Nobel NV (Chemicals)	1,261
2,989	Core Laboratories NV (Energy Equipment & Services)*	593
4,669	Fugro NV (Energy Equipment & Services)	287
10,089	Koninklijke DSM NV (Chemicals)	692
4,400	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	246
26,728	LyondellBasell Industries NV, Class - A (Chemicals)*	2,376
		5,455
	New Zealand — 0.03%
43,778	Fletcher Building Ltd. (Construction Materials)	362

	Norway — 0.25%
10,487	Aker Solutions ASA (Energy Equipment & Services)	163
59,521	Norsk Hydro ASA (Metals & Mining)	297
62,430	Statoil ASA (Oil, Gas & Consumable Fuels)	1,762
11,831	Yara International ASA (Chemicals)	524
		2,746
	Papua New Guinea — 0.64%
881,035	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	6,914

	Peru — 0.01%
12,400	Compania de Minas Buenaventura SA - Sponsored ADR (Metals & Mining)*	156

	Poland — 0.09%
2,535	Grupa Azoty SA (Chemicals)	51
4,151	Grupa Lotos SA (Oil, Gas & Consumable Fuels)(a)	52
2,488	Jastrzebska Spolka Weglowa SA (Metals & Mining)	38
8,943	KGHM Polska Miedz SA (Metals & Mining)	322
20,507	Polski Koncern Naftowy Orlen SA (Oil, Gas & Consumable Fuels)	294
113,155	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	166
35,895	Synthos SA (Chemicals)	58
		981
	Portugal — 0.68%
424,296	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)	7,323

	Russia — 1.07%
186,600	Gazprom OAO - Sponsored GDR (Oil, Gas & Consumable Fuels)*	1,450
56,316	LUKOIL, ADR (Oil, Gas & Consumable Fuels)	3,131
33,406	Mining & Metallurgical Co. Norilsk Nickel OJSC - Sponsored ADR (Metals & Mining)*	560
23,814	NovaTek OAO - Sponsored GDR, Registered Shares (Oil, Gas & Consumable Fuels)	2,623
34,050	Rosneft Oil Co. OJSC - Sponsored GDR, Registered Shares (Oil, Gas & Consumable Fuels)	227

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Russia (continued)
54,591	Rosneft Oil Co. OJSC - Sponsored GDR, Registered Shares (Oil, Gas & Consumable Fuels)	$364
13,448	Severstal - Sponsored GDR, Registered Shares (Metals & Mining)	102
279,466	Surgutneftegas - Sponsored ADR (Oil, Gas & Consumable Fuels)*	2,035
14,753	Tatneft OAO - Sponsored GDR, Registered Shares, ADR (Oil, Gas & Consumable Fuels)	507
26,412	Uralkali - Sponsored GDR, Registered Shares (Chemicals)	626
		11,625
	South Africa — 0.35%
7,121	African Rainbow Minerals Ltd. (Metals & Mining)	141
4,206	Anglo Platinum Ltd. (Metals & Mining)(a)	189
24,513	AngloGold Ashanti Ltd. (Metals & Mining)	419
2,065	Assore Ltd. (Metals & Mining)	80
9,143	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	122
46,650	Gold Fields Ltd. (Metals & Mining)	177
24,254	Harmony Gold Mining Co. Ltd. (Metals & Mining)(a)	74
34,354	Impala Platinum Holdings Ltd. (Metals & Mining)	391
5,147	Kumba Iron Ore Ltd. (Metals & Mining)	185
37,868	Nampak Ltd. (Containers & Packaging)	130
19,478	Northam Platinum Ltd. (Metals & Mining)(a)	72
32,896	PPC Ltd. (Construction Materials)	91
34,614	Sappi Ltd. (Paper Products)(a)	122
27,632	Sasol Ltd. (Oil, Gas & Consumable Fuels)	1,546
		3,739
	South Korea — 0.99%
3,017	Cheil Industries, Inc. (Chemicals)	204
3,267	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	148
5,710	Hanwha Chemical Corp. (Chemicals)	104
2,690	Hanwha Corp. (Chemicals)	81
1,091	Honam Petrochemical Corp. (Chemicals)	194
1,572	Hyosung Corp. (Chemicals)	114
546	Hyundai Hysco (Metals & Mining)	28
4,476	Hyundai Steel Co. (Metals & Mining)	291
876	Korea Kumho Petrochemical Co. Ltd. (Chemicals)	73
543	Korea Zinc Co. Ltd. (Metals & Mining)	170
2,992	LG Chem Ltd. (Chemicals)	715
1,067	OCI Co. Ltd. (Chemicals)(a)	179
28,071	POSCO (Metals & Mining)	7,842
3,839	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	442
2,879	S-Oil Corp. (Oil, Gas & Consumable Fuels)	167
		10,752
	Spain — 0.16%
10,657	Cemex Latam Holdings SA (Construction Materials)(a)	89
64,935	Repsol YPF SA (Oil, Gas & Consumable Fuels)	1,658
		1,747
	Sweden — 0.05%
17,232	Boliden AB (Metals & Mining)	263
14,081	Lundin Petroleum AB (Oil, Gas & Consumable Fuels)(a)	289
		552
	Switzerland — 0.62%
510	EMS-Chemie Holding AG - Registered (Chemicals)	193
536	Givaudan SA - Registered (Chemicals)	829
14,768	Holcim Ltd. - Registered (Construction Materials)	1,224
66	Sika AG (Chemicals)	270
6,391	Syngenta AG - Registered (Chemicals)	2,428
23,190	Transocean Ltd. (Energy Equipment & Services)	956
48,500	Weatherford International Ltd. (Energy Equipment & Services)*(a)	842
		6,742
	Taiwan — 0.31%
136,924	Asia Cement Corp. (Construction Materials)	171
116,325	China Petrochemical Development Corp. (Chemicals)	48
739,859	China Steel Corp. (Metals & Mining)	624
27,000	Feng Hsin Iron & Steel Co. Ltd. (Metals & Mining)	45
206,000	Formosa Chemicals & Fibre Corp. (Chemicals)	499
73,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	186
264,160	Formosa Plastics Corp. (Chemicals)	663
29,394	LCY Chemical Corp. (Chemicals)	34
304,010	Nan Ya Plastics Corp. (Chemicals)	646
212,000	Taiwan Cement Corp. (Construction Materials)	328
50,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	105
37,000	TSRC Corp. (Chemicals)	55
		3,404
	Thailand — 0.23%
79,500	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	69
80,600	Indorama Ventures Public Co. Ltd. (Chemicals)	57
594,100	IRPC Public Co. Ltd. - NVDR (Oil, Gas & Consumable Fuels)	63
88,804	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	430
107,555	PTT Global Chemical Public Co. Ltd. (Chemicals)	240
54,500	PTT Public Co. Ltd. (Oil, Gas & Consumable Fuels)	502

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Thailand (continued)
53,300	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	$87
6,900	The Siam Cement Public Co. Ltd. (Construction Materials)	89
19,100	The Siam Cement Public Co. Ltd. - Foreign Registered Shares (Construction Materials)	246
52,000	The Siam Cement Public Co. Ltd. - NVDR (Construction Materials)	672
		2,455
	Turkey — 0.06%
230,435	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	297
2,762	Koza Altin Isletmeleri A/S (Metals & Mining)	24
16,919	Tupras-Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	358
		679
	United Kingdom — 12.18%
19,597	AMEC PLC (Energy Equipment & Services)	367
568,316	Anglo American PLC (Metals & Mining)	14,521
25,137	Antofagasta PLC (Metals & Mining)	351
1,342,811	BG Group PLC (Oil, Gas & Consumable Fuels)	25,066
395,148	BHP Billiton PLC (Metals & Mining)	12,200
825,049	BP PLC (Oil, Gas & Consumable Fuels)	6,628
320,847	BP PLC - Sponsored ADR (Oil, Gas & Consumable Fuels)*	15,434
8,650	Croda International PLC (Chemicals)	368
14,877	Ensco PLC, ADR (Energy Equipment & Services)*	785
12,100	Fresnillo PLC (Metals & Mining)	171
13,146	Johnson Matthey PLC (Chemicals)	717
16,300	Noble Corp. PLC (Energy Equipment & Services)*	534
1,167,902	Ophir Energy PLC (Oil, Gas & Consumable Fuels)(a)	4,679
49,983	Rexam PLC (Containers & Packaging)	406
452,705	Rio Tinto PLC (Metals & Mining)	25,241
8,268	Rowan Cos. PLC, Class - A (Energy Equipment & Services)*(a)	278
329,941	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	12,054
157,307	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	6,140
462,448	Tullow Oil PLC (Oil, Gas & Consumable Fuels)	5,778
		131,718
	United States — 20.97%
13,336	Air Products & Chemicals, Inc. (Chemicals)*	1,588
4,425	Airgas, Inc. (Chemicals)*	471
5,678	Albemarle Corp. (Chemicals)*	377
68,324	Alcoa, Inc. (Metals & Mining)*	879
258,515	Allegheny Technologies, Inc. (Metals & Mining)*	9,742
94,042	Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)*	7,971
106,914	Apache Corp. (Oil, Gas & Consumable Fuels)*	8,870
4,800	Ashland, Inc. (Chemicals)*	478
6,400	Avery Dennison Corp. (Containers & Packaging)*	324
28,525	Baker Hughes, Inc. (Energy Equipment & Services)*	1,855
9,300	Ball Corp. (Containers & Packaging)*	509
27,900	Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)*	945
16,046	Cameron International Corp. (Energy Equipment & Services)*(a)	991
10,200	Celanese Corp., Series A (Chemicals)*	566
4,045	CF Industries Holdings, Inc. (Chemicals)*	1,054
13,100	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)*(a)	725
34,146	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)*	875
173,840	Chevron Corp. (Oil, Gas & Consumable Fuels)*	20,672
5,600	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)*	667
249,141	Cobalt International Energy, Inc. (Oil, Gas & Consumable Fuels)*(a)	4,564
6,700	Concho Resources, Inc. (Oil, Gas & Consumable Fuels)*(a)	821
81,471	ConocoPhillips (Oil, Gas & Consumable Fuels)*	5,731
151,547	CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)*	6,054
2,969	Continental Resources, Inc. (Oil, Gas & Consumable Fuels)*(a)	369
23,900	Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)*	392
24,891	Devon Energy Corp. (Oil, Gas & Consumable Fuels)*	1,666
4,430	Diamond Offshore Drilling, Inc. (Energy Equipment & Services)*	216
60,986	E.I. du Pont de Nemours & Co. (Chemicals)*	4,092
9,856	Eastman Chemical Co. (Chemicals)	850
17,036	Ecolab, Inc. (Chemicals)*	1,840
4,600	Energen Corp. (Oil, Gas & Consumable Fuels)*	372
78,041	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)*	15,308
9,738	EQT Corp. (Oil, Gas & Consumable Fuels)*	944
103,340	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)*	10,095
96,809	First Solar, Inc. (Semiconductors & Semiconductor Equipment)*(a)	6,756
8,762	FMC Corp. (Chemicals)*	671
15,300	FMC Technologies, Inc. (Energy Equipment & Services)*(a)	800
75,217	Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)*	2,487
181,944	Halliburton Co. (Energy Equipment & Services)*	10,716
6,800	Helmerich & Payne, Inc. (Energy Equipment & Services)*	731
19,848	Hess Corp. (Oil, Gas & Consumable Fuels)*	1,645

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
12,472	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)*	$593
5,200	International Flavors & Fragrances, Inc. (Chemicals)*	497
29,400	International Paper Co. (Paper Products)*	1,349
146,044	KBR, Inc. (Construction & Engineering)*	3,896
7,045	Kinder Morgan Management LLC (Oil, Gas & Consumable Fuels)*(a)	505
43,036	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)*	1,398
47,134	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)*	1,674
19,283	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)*	1,678
2,928	Martin Marietta Materials, Inc. (Construction Materials)*	376
11,200	MeadWestvaco Corp. (Containers & Packaging)*	422
38,070	Monsanto Co. (Chemicals)*	4,331
12,000	Murphy Oil Corp. (Oil, Gas & Consumable Fuels)*	754
31,458	National Oilwell Varco, Inc. (Energy Equipment & Services)*	2,450
30,875	Newmont Mining Corp. (Metals & Mining)*	724
23,020	Noble Energy, Inc. (Oil, Gas & Consumable Fuels)*	1,635
20,500	Nucor Corp. (Metals & Mining)*	1,036
53,610	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)*	5,108
7,058	Oceaneering International, Inc. (Energy Equipment & Services)*	507
10,100	Owens-Illinois, Inc. (Containers & Packaging)*(a)	342
63,766	Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)*	1,730
204,552	Patterson-UTI Energy, Inc. (Energy Equipment & Services)*	6,480
17,400	Peabody Energy Corp. (Oil, Gas & Consumable Fuels)*	284
153,435	Phillips 66 (Oil, Gas & Consumable Fuels)*	11,825
62,500	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)*	11,697
9,218	PPG Industries, Inc. (Chemicals)*	1,783
18,350	Praxair, Inc. (Chemicals)*	2,403
11,300	QEP Resources, Inc. (Oil, Gas & Consumable Fuels)*	333
10,629	Range Resources Corp. (Oil, Gas & Consumable Fuels)*	882
4,600	Rock-Tenn Co., Class - A (Containers & Packaging)*	485
11,700	Sealed Air Corp. (Containers & Packaging)*	385
7,700	Sigma-Aldrich Corp. (Chemicals)*	719
10,760	Southern Copper Corp. (Metals & Mining) *	313
113,556	Southwestern Energy Co. (Oil, Gas & Consumable Fuels)*(a)	5,225
43,078	Spectra Energy Corp. (Oil, Gas & Consumable Fuels)*	1,591
10,159	Superior Energy Services, Inc. (Energy Equipment & Services)*	312
8,800	Tesoro Corp. (Oil, Gas & Consumable Fuels)*	445
71,833	The Dow Chemical Co. (Chemicals)*	3,490
91,797	The Mosaic Co. (Chemicals)*	4,591
5,651	The Sherwin-Williams Co. (Chemicals)*	1,114
43,978	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)*	1,785
37,900	Valero Energy Corp. (Oil, Gas & Consumable Fuels)*	2,012
8,400	Vulcan Materials Co. (Construction Materials)*	558
7,800	Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)*(a)	541
		226,936
	Total Common Stocks	666,001

	Preferred Stocks — 0.76%
	Brazil — 0.68%
14,300	Bradespar SA - Preferred (Metals & Mining)*	125
9,500	Braskem SA - Preferred, Class - A (Chemicals)*(a)	75
55,800	Gerdau SA - Preferred (Metals & Mining)*	357
153,500	Klabin SA - Preferred (Containers & Packaging)*	159
17,600	Metalurgica Gerdau SA - Preferred (Metals & Mining)*	134
218,875	Petroleo Brasileiro SA - Preferred (Oil, Gas & Consumable Fuels)*	1,515
240,140	Petroleo Brasileiro SA - Sponsored ADR (Oil, Gas & Consumable Fuels)*	3,331
18,800	Suzano Papel e Celulose SA - Preferred, Class - A (Paper & Forest Products)*	69
23,987	Usinas Siderurgicas de Minas Gerais SA - Preferred, Class - A (Metals & Mining)*(a)	108
122,404	Vale SA - Preferred (Metals & Mining)*	1,526
		7,399
	Chile — 0.02%
6,128	Sociedad Quimica y Minera de Chile SA - Preferred, Class - B (Chemicals)*	194

	Colombia — 0.01%
8,262	Grupo Argos SA - Preferred (Construction Materials)*	86

	Germany — 0.02%
2,267	Fuchs Petrolub AG - Preferred (Chemicals)	228

	Russia — 0.02%
98	AK Transneft OAO - Preferred (Oil, Gas & Consumable Fuels)(c)*	213

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares or Principal Amount(000)	Security Description	Value (000)
	Preferred Stocks (continued)
	South Korea — 0.01%
488	LG Chem Ltd. - Preferred (Chemicals)	$68
	Total Preferred Stocks	8,188

	Warrant — 0.00%
	United States — 0.00%
5,760	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)(a)	10
	Total Warrant	10

	Corporate Bonds — 0.71%
2,100	AT&T, Inc., 0.65%, 3/30/17(Diversified Telecommunication Services)	2,099
2,100	International Lease Finance Corp., 5.75%, 5/15/16(Trading Companies & Distributors)	2,259
1,000	Morgan Stanley, 6.00%, 5/13/14(Capital Markets)	1,006
900	New York Life Global Funding, 2.10%, 1/2/19(Insurance)(c)	899
200	Overseas Private Investment Corp., 4.73%, 3/15/22(Sovereign)(b)	223
1,200	Verizon Communications, Inc., 1.76%, 9/15/16(Diversified Telecommunication Services)	1,234
	Total Corporate Bonds	7,720

	Asset Backed Securities — 0.94%
996	ACA CLO Ltd., Series 2006-2A, Class A1, 0.49%, 1/20/21(b)	993
204	AIMCO, Series 2005-AAB, Class A1B, 0.49%, 10/20/19(b)	202
900	Atrium CDO Corp., Series 5A, Class A1, 0.48%, 7/20/20(c)	891
126	Avenue CLO Ltd., Series 2004-2AL, Class A1L, 0.50%, 10/30/17(b)	126
213	BlueMountain CLO Ltd., Series 2005-1A, Class A1F, 0.47%, 11/15/17(b)	212
1,000	Citibank Omni Master Trust, Series 2009-A14A4, Class A14, 2.90%, 8/15/18(b)	1,010
565	Commercial Industrial Finance Corp., Series 2007-1AL, Class A1L, 0.50%, 5/10/21(b)	557
532	Fore CLO Ltd., Series 2007-1AB, Class A1B, 0.48%, 7/20/19(b)	524
298	Four Corners CLO Ltd., Series 2006-2A, Class A, 0.51%, 1/26/20(b)	295
421	First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF11D, Class A2D, 0.49%, 11/25/35	407
250	First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF2, Class M3, 0.87%, 3/25/35	240
300	Gulf Stream Sextant CLO Ltd., Series 2006-1A, Class B, 0.63%, 8/21/20(c)	294
1,100	Household Home Equity Loan Trust, Series 2007-1, Class M2, 0.64%, 3/20/36	952
400	New Century Home Equity Loan Trust, Series 2005-3, Class M2, 0.64%, 7/25/35	379
251	Oak Hill Credit Partners, Series 2005-4AB, Class A1B, 0.49%, 5/17/21(b)	251
200	Park Place Securities, Inc., Series 2005-WCW2, Class M1, 0.65%, 7/25/35	189
2,154	Race Point CLO Ltd., Series 2006-3, Class A, 0.50%, 4/15/20(b)	2,127
89	Stanfield Bristol CLO Ltd., Series 2005-1A, Class A1, 0.50%, 10/15/19(b)	88
492	Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1, 1.13%, 10/25/33	467
	Total Asset Backed Securities	10,204

	Collateralized Mortgage Obligations — 0.70%
300	Ameriquest Mortgage Securities, Inc., Series 2005-R11, Class M1, 0.60%, 1/25/36	261
74	BCAP LLC Trust, Series 2011-R11, Class 30A5, 2.39%, 1/26/34(b)	74
400	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.60%, 4/10/49	442
714	Bear Stearns ALT-A Trust, Series 2007-8, Class 1A, 0.85%, 9/25/34	690
737	Freddie Mac, Series 2781, Class F1, 0.60%, 9/15/42	732
2,842	Fannie Mae, Series 2013-M4, Class X1, 3.93%, 2/25/18	353
619	Freddie Mac, Series 3096, Class FX, 0.60%, 5/15/32	622
567	Fannie Mae, Series 2006-98, Class FA, 0.58%, 10/25/36	568
214	Freddie Mac, Series 3179, Class FP, 0.53%, 7/15/36	214
200	First Franklin Mortgage Loan Trust Asset Backed Certificates, Series 05-FF6, Class M2, 0.59%, 5/25/36	177
23	GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 12A, 3.09%, 6/25/34	24
200	Long Beach Mortgage Loan Trust, Series 05-2, Class M4, 1.08%, 4/25/35	191
400	Structured Asset Securities Corp., Series 05-NC1, Class M2, 0.64%, 2/25/35	370

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares or Principal Amount(000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$261	WaMu Mortgage Pass-Through Certificates, Series 04-AR10, Class A3, 0.74%, 7/25/44	$243
402	WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class A1, 2.40%, 1/25/35	404
85	Granite Mortgages PLC, Series 2004-2, Class 2A1, 0.59%, 6/20/44	117
1,600	Grecale SRL, Series 2011-1, Class A2, 0.80%, 1/27/61	2,068
	Total Collateralized Mortgage Obligations	7,550

	Certificates of Deposit — 0.36%
2,520	Credit Suisse New York, 0.44%, 1/12/15	2,521
1,400	Intesa Sanpaolo New York, 1.65%, 4/7/15	1,400
	Total Certificates of Deposit	3,921

	Global Bonds — 0.58%
	Germany — 0.28%
2,100	FMS Wertmanagement, 2.25%, 7/14/14(d)	2,909

	Italy — 0.14%
1,000	Buoni Poliennali del Tesoro, 4.75%, 6/1/17(d)	1,523

	New Zealand — 0.01%
100	New Zealand Index Linked Bond, 2.00%, 9/20/25(d)	83

	Slovenia — 0.04%
300	Republic of Slovenia, 4.70%, 11/1/16(b)(d)	448

	Spain — 0.06%
500	Comunidad de Madrid, 4.20%, 9/24/14(d)	698

	United Kingdom — 0.04%
190	LBG Capital No.2 PLC, Series 21, 15.00%, 12/21/19(d)	460

	United States — 0.01%
100	JPMorgan Chase Bank NA, 4.37%, 11/30/21, Callable 11/14/16 @ 100(d)	146
	Total Global Bonds	6,267

	U.S. Government Agency Securities — 0.87%
8,900	Federal Home Loan Bank, 0.06%, 4/21/14(e)(f)	8,900
500	Freddie Mac, 2.50%, 10/2/19, Callable 10/2/14 @ 100	503
	Total U.S. Government Agency Securities	9,403

	U.S. Treasury Obligations — 9.18%
50,700	U.S. Treasury Bill, 0.05%, 4/17/14(f)(g)	50,700
1,200	U.S. Treasury Bill, 0.06%, 4/24/14(f)(g)	1,200
1,700	U.S. Treasury Note, 1.00%, 5/15/14	1,702
700	U.S. Treasury Note, 2.25%, 5/31/14	703
1,010	U.S. Treasury Note, 0.25%, 5/31/14(g)	1,010
200	U.S. Treasury Note, 0.75%, 6/15/14	200
700	U.S. Treasury Note, 0.25%, 6/30/14	700
200	U.S. Treasury Inflation Index Note, 2.00%, 7/15/14	252
4,400	U.S. Treasury Note, 0.63%, 7/15/14	4,407
2,000	U.S. Treasury Note, 0.13%, 7/31/14	2,000
6,800	U.S. Treasury Note, 0.25%, 8/31/14	6,805
1	U.S. Treasury Bill, 0.06%, 9/25/14(f)(g)	1
1,100	U.S. Treasury Inflation Index Note, 1.63%, 1/15/15	1,382
2,800	U.S. Treasury Note, 0.25%, 1/31/15	2,803
130	U.S. Treasury Bill, 0.12%, 3/5/15(f)(g)	130
100	U.S. Treasury Note, 0.25%, 3/31/15	100
100	U.S. Treasury Inflation Index Note, 1.88%, 7/15/15	126
7,200	U.S. Treasury Note, 0.10%, 1/31/16(f)(g)	7,196
10,300	U.S. Treasury Inflation Index Note, 0.13%, 4/15/16	11,211
5,300	U.S. Treasury Note, 2.75%, 11/15/23	5,324
1,430	U.S. Treasury Inflation Index Note, 0.63%, 1/15/24	1,439
	Total U.S.Treasury Obligations	99,391

	Yankee Dollars — 1.06%
	Canada — 0.04%
400	Canadian Natural Resources Ltd., 0.61%, 3/30/16(Oil, Gas & Consumable Fuels)	400

	Chile — 0.03%
300	Empresa Nacional de Telecomunicaciones SA - Registered Shares, 4.88%, 10/30/24(Wireless Telecommunication Services)	302

	Colombia — 0.04%
400	Ecopetrol SA, 7.63%, 7/23/19(Oil, Gas & Consumable Fuels)	480

	France — 0.09%
1,000	Dexia Credit Local SA NY, 1.25%, 10/18/16(Banks)(b)	1,003

	Italy — 0.07%
700	Intesa Sanpaolo SpA, 3.13%, 1/15/16(Banks)	717

	Luxembourg — 0.03%
300	Rosneft International Holdings Ltd., Series 6, 7.88%, 3/13/18(Oil, Gas & Consumable Fuels)(b)	335

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Contracts, Shares or Principal Amount (000)	Security Description	Value (000)
	Yankee Dollars (continued)
	Netherlands — 0.18%
$462	Achmea Hypotheekbank NV, 3.20%, 11/3/14(Banks)(b)	$470
1,400	Deutsche Annington Finance BV, 3.20%, 10/2/17(Real Estate Management & Development)(b)	1,433
		1,903
	Norway — 0.08%
500	Kommunalbanken AS, 0.61%, 3/27/17(Sovereign)(b)	504
400	Nordea Eiendomskreditt AS, 2.13%, 9/22/16(Banks)(b)	411
		915
	Russia — 0.07%
300	Gazprom OAO, 9.25%, 4/23/19(Oil, Gas & Consumable Fuels)(b)	354
400	Sberbank of Russia Via SB Capital SA, 5.18%, 6/28/19(Banks)	406
		760
	South Korea — 0.03%
300	Export-Import Bank of Korea, 1.08%, 9/17/16(Banks)	301

	United Kingdom — 0.09%
1,000	HSBC Bank PLC, 1.63%, 7/7/14(Banks)(b)	1,003

	United States — 0.31%
1,000	JPMorgan Chase Bank NA, 5.38%, 9/28/16(Banks)	1,803
1,000	Merrill Lynch & Co., Series E, 0.75%, 7/22/14(Banks)	1,379
2,100	SLM Corp., Series E, 8.78%, 9/15/16(Consumer Finance)	164
		3,346
	Total Yankee Dollars	11,465

	Time Deposit — 0.57%
6,168	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 4/1/14	6,168
	Total Time Deposit	6,168

	Mutual Fund — 0.33%
3,587	SSgA Treasury Money Market Fund, 0.00% (h)	3,587
	Total Mutual Fund	3,587

	Call Options Purchased — 0.1%
19	Crude Oil Future Option, Expiring 11/18/14 at $110	16
5	Crude Oil Future Option, Expiring 11/18/15 at $145	1
22	Gold Future Option, Expiring 11/23/16	68
	Total Call Options Purchased
	(Cost $185)	85

	Repurchase Agreements — 20.60%
47,500	Bank of America Corp., 0.05%, 4/1/14 (Purchased on 3/31/14, proceeds at maturity $47,500,066 collateralized by U.S.Treasury Notes, 0.63% - 2.00%, 7/15/13 - 2/15/22 fair value $48,250,108)	47,500
10,000	Bank of Montreal, 0.08%, 4/1/14 (Purchased on 3/31/14, proceeds at maturity $10,000,022 collateralized by U.S.Treasury Notes, 1.88%, 9/30/17 fair value $10,221,703)	10,000
10,800	BNP Paribas, 0.13%, 4/1/14 (Purchased on 3/31/14, proceeds at maturity $10,800,052 collateralized by U.S. Government Agency Securities, 3.00% - 4.00%, 4/1/43 - 11/1/43 fair value $11,179,861)	10,800
45,300	BNP Paribas, 0.13%, 4/1/14 (Purchased on 3/31/14, proceeds at maturity $45,300,063 collateralized by U.S. Treasury Obligations, 0.13% - 0.75%, 4/15/18 - 2/15/42 fair value $46,206,099)	45,300
45,100	Deutsche Bank Securities, Inc., 0.05%, 4/1/14 (Purchased on 3/31/14, proceeds at maturity $45,100,063 collateralized by U.S. Treasury Obligations, 0.00% - 1.75%, 7/10/14 - 5/15/23 fair value $46,002,099)	45,100
10,000	Merrill Lynch Pierce Fenner & Smith, Inc., 0.08%, 4/1/14 (Purchased on 3/31/14, proceeds at maturity $10,000,022 collateralized by U.S.Treasury Bonds, 4.50%, 8/15/19 fair value $10,310,168)	10,000
42,700	Morgan Stanley & Co. LLC, 0.06%, 4/1/14 (Purchased on 3/31/14, proceeds at maturity $42,700,072 collateralized by U.S. Treasury Obligations, 0.00% - 1.50%, 5/1/14 - 9/30/19 fair value $43,354,087)	42,700
1,600	RBS Securities, Inc., 0.08%, 4/1/14 (Purchased on 3/31/14, proceeds at maturity $1,600,004 collateralized by U.S. Treasury Notes, 0.25%, 2/15/15 fair value $1,633,407)	1,600

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Principal Amount(000)	Security Description	Value (000)
	Repurchase Agreements (continued)
$10,000	Toronto Dominion Bank NY, 0.08%, 4/1/14 (Purchased on 4/1/14, proceeds at maturity $10,000,022 collateralized by U.S. Treasury Notes, 0.09%, 1/31/16 fair value $10,213,435)	$10,000
	Total Repurchase Agreements	223,000

	Total Investments
	(cost $989,091) — 98.20%	1,062,960
	Other assets in excess of liabilities — 1.80%	19,464
	Net Assets - 100.00%	$1,082,424

Amounts designated as "—" are $0 or have been rounded to $0.

*	Security was not fair valued on March 31, 2014 and represents a Level 1 security. All other stocks were fair valued and represent Level 2 securities. Refer to Note 2 in the Notes to Portfolio of Investments.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed illiquid by the Specialist Manager and represents 0.21% of the Portfolio's net assets.
(d)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(e)	Zero coupon security. Effective rate shown is as of March 31, 2014.
(f)	Rate disclosed represents effective yield at purchase.
(g)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.
(h)	The rate disclosed is the rate in effect on March 31, 2014.

ADR—American Depositary Receipt
GDR—Global Depositary Receipt
NVDR—Non-Voting Depository Receipt

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Commodity Returns Strategy Portfolio	Mellon Capital Management Corporation	PIMCO	Wellington Management Company, LLP; Global National Resources Equity Strategy	Wellington Management Company, LLP; Commodity Futures Strategy	Total

Common Stocks	30.04%	-	31.36%	0.13%	61.53%
Preferred Stocks	0.45%	-	0.31%	-	0.76%
Warrants	0.00%	-	-	-	0.00%
Corporate Bonds	-	0.71%	-	-	0.71%
Asset Backed Securities	-	0.94%	-	-	0.94%
Collateralized Mortgage Obligations	-	0.70%	-	-	0.70%
Certificates of Deposit	-	0.36%	-	-	0.36%
Global Bonds	-	0.58%	-	-	0.58%
U.S. Government Agency Securities	-	0.87%	-	-	0.87%
U.S. Treasury Obligations	-	9.18%	-	-	9.18%
Yankee Dollars	-	1.06%	-	-	1.06%
Time Deposits	-	0.12%	0.44%	0.01%	0.57%
Mutual Funds	0.33%	-	-	-	0.33%
Call Options Purchased	-	-	-	0.01%	0.01%
Repurchase Agreements	-	3.92%	-	16.68%	20.60%
Other Assets	0.45%	0.23%	0.12%	1.00%	1.80%
Total Net Assets	31.27%	18.67%	32.23%	17.83%	100.00%

The following tables reflect the open derivative positions held by the Portfolio as of March 31, 2014.

Long/(Short) Futures

				Unrealized
				Appreciation/
Number of		Value		(Depreciation)
Contracts	Futures Contracts Positions^	(000)	Expiration	(000)
21	10-Year U.S. Treasury Note Future	$2,594	6/20/14	$2
162	Brent Crude Future	17,457	4/16/14	76
34	Brent Crude Future	13	5/13/14	(79)
56	Brent Crude Future	11	5/13/14	(23)
(28)	Brent Crude Future	(2,980)	8/15/14	(26)
35	Brent Crude Future	33	11/11/14	(30)

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Long/(Short) Futures (continued)

				Unrealized
				Appreciation/
Number of		Value		(Depreciation)
Contracts	Futures Contracts Positions^	(000)	Expiration	(000)
9	Brent Crude Future	$944	11/14/14	$16
25	Brent Crude Future	2,623	11/14/14	25
(29)	Brent Crude Future	(3,008)	2/13/15	(59)
5	Canola Future	43	11/17/14	3
13	Coffee 'c' Future	867	5/20/14	263
(170)	Corn Future	(4,267)	5/15/14	(585)
(63)	Corn Future	(1,596)	7/15/14	(76)
10	Corn Future	251	9/15/14	8
83	Corn Future	2,068	12/15/14	66
224	Corn Future	5,580	12/15/14	109
15	Cotton No. 2 Future	701	5/8/14	42
(22)	Cotton No. 2 Future	(1,029)	7/10/14	(45)
22	Cotton No. 2 Future	880	12/9/14	23
99	Electrolytic Copper Future	16,458	6/17/14	(841)
1	European Gas Oil Swap Future	12	5/1/14	(3)
1	European Gas Oil Swap Future	13	6/2/14	(3)
1	European Gas Oil Swap Future	13	7/1/14	(2)
1	European Gas Oil Swap Future	13	8/1/14	(2)
1	European Gas Oil Swap Future	14	9/2/14	(2)
1	European Gas Oil Swap Future	14	10/1/14	(2)
1	European Gas Oil Swap Future	15	11/3/14	(1)
1	European Gas Oil Swap Future	15	12/1/14	(1)
1	European Gas Oil Swap Future	15	1/2/15	(1)
(1)	Fuel Oil RDAM Swap Future	(17)	5/1/14	(1)
(1)	Fuel Oil RDAM Swap Future	(17)	6/2/14	(1)
(1)	Fuel Oil RDAM Swap Future	(17)	7/1/14	(1)
(1)	Fuel Oil RDAM Swap Future	(17)	8/1/14	(1)
(1)	Fuel Oil RDAM Swap Future	(16)	9/2/14	(1)
(1)	Fuel Oil RDAM Swap Future	(16)	10/1/14	–
(1)	Fuel Oil RDAM Swap Future	(15)	11/3/14	(1)
(1)	Fuel Oil RDAM Swap Future	(15)	12/1/14	(1)
(1)	Fuel Oil RDAM Swap Future	(15)	1/2/15	(1)
86	Gas Oil Future	7,697	5/13/14	(23)
24	Gasoline RBOB Future	2,941	5/1/14	(34)
303	Gold 100 Oz Future	38,899	6/27/14	(1,575)
218	Hard Red Winter Wheat Future	8,341	7/15/14	509
8	Henry Hub Natural Gas Swap Future	87	12/30/15	(1)
8	Henry Hub Natural Gas Swap Future	87	1/28/16	(1)
8	Henry Hub Natural Gas Swap Future	86	2/26/16	(1)
8	Henry Hub Natural Gas Swap Future	80	3/30/16	(1)
8	Henry Hub Natural Gas Swap Future	81	4/28/16	(2)
8	Henry Hub Natural Gas Swap Future	81	5/27/16	(2)
8	Henry Hub Natural Gas Swap Future	81	6/29/16	(2)
8	Henry Hub Natural Gas Swap Future	81	7/28/16	(2)
8	Henry Hub Natural Gas Swap Future	81	8/30/16	(2)
8	Henry Hub Natural Gas Swap Future	82	9/29/16	(3)
8	Henry Hub Natural Gas Swap Future	83	10/28/16	(3)
8	Henry Hub Natural Gas Swap Future	86	11/29/16	(3)
8	Henry Hub Natural Gas Swap Future	89	12/29/16	3
8	Henry Hub Natural Gas Swap Future	89	1/30/17	3
8	Henry Hub Natural Gas Swap Future	87	2/27/17	1
8	Henry Hub Natural Gas Swap Future	82	3/30/17	(4)
8	Henry Hub Natural Gas Swap Future	82	4/27/17	(4)
8	Henry Hub Natural Gas Swap Future	83	5/29/17	(3)
8	Henry Hub Natural Gas Swap Future	83	6/29/17	(3)
8	Henry Hub Natural Gas Swap Future	83	7/28/17	(2)
8	Henry Hub Natural Gas Swap Future	83	8/30/17	(3)
8	Henry Hub Natural Gas Swap Future	84	9/28/17	(2)
8	Henry Hub Natural Gas Swap Future	85	10/30/17	–
8	Henry Hub Natural Gas Swap Future	89	11/29/17	3
9	Henry Hub Natural Gas Swap Future	103	12/28/17	3
7	Henry Hub Natural Gas Swap Future	79	1/30/18	1
2	Henry Hub Natural Gas Swap Future	23	1/30/18	1
2	Henry Hub Natural Gas Swap Future	22	2/27/18	1

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Long/(Short) Futures (continued)

				Unrealized
				Appreciation/
Number of		Value		(Depreciation)
Contracts	Futures Contracts Positions^	(000)	Expiration	(000)
7	Henry Hub Natural Gas Swap Future	$78	2/27/18	$–
2	Henry Hub Natural Gas Swap Future	21	3/28/18	(1)
7	Henry Hub Natural Gas Swap Future	73	3/28/18	(4)
7	Henry Hub Natural Gas Swap Future	74	4/27/18	(4)
2	Henry Hub Natural Gas Swap Future	21	4/27/18	(1)
2	Henry Hub Natural Gas Swap Future	21	5/30/18	–
7	Henry Hub Natural Gas Swap Future	74	5/30/18	(4)
7	Henry Hub Natural Gas Swap Future	75	6/28/18	(3)
2	Henry Hub Natural Gas Swap Future	21	6/28/18	–
2	Henry Hub Natural Gas Swap Future	21	7/30/18	–
7	Henry Hub Natural Gas Swap Future	75	7/30/18	(3)
2	Henry Hub Natural Gas Swap Future	21	8/30/18	–
7	Henry Hub Natural Gas Swap Future	75	8/30/18	(3)
7	Henry Hub Natural Gas Swap Future	75	9/27/18	(2)
2	Henry Hub Natural Gas Swap Future	22	9/27/18	–
2	Henry Hub Natural Gas Swap Future	22	10/30/18	–
7	Henry Hub Natural Gas Swap Future	77	10/30/18	(1)
7	Henry Hub Natural Gas Swap Future	80	11/29/18	2
2	Henry Hub Natural Gas Swap Future	23	11/29/18	1
14	ICE WTI Crude Future	1,372	8/20/14	74
(1)	ICE WTI Crude Future	(95)	11/20/14	(3)
15	ICE WTI Crude Future	1,392	2/20/15	44
112	Live Cattle Future	6,160	7/1/14	350
35	Live Cattle Future	1,884	9/1/14	27
96	London Metal Exchange Lead Future	4,958	6/17/14	(201)
(170)	Natural Gas Future	(7,431)	4/29/14	158
26	Natural Gas Future	1,145	5/29/14	(26)
86	Natural Gas Future	3,813	9/29/14	150
96	Natural Gas Future	4,412	11/26/14	153
(6)	Natural Gas Future	(281)	12/30/14	6
113	Natural Gas Future	5,287	12/30/14	290
(22)	Natural Gas Future	(997)	2/26/15	(3)
44	Natural Gas Future	1,780	3/30/15	21
6	Natural Gas Future	243	3/30/15	1
24	Natural Gas Future	962	4/29/15	(5)
24	Natural Gas Future	972	7/30/15	1
(24)	Natural Gas Future	(970)	9/29/15	7
17	New York Harbor ULSD Future	2,092	5/1/14	(34)
27	NYMEX Palladium Future	2,098	6/27/14	135
58	NYMEX WTI Crude Future	5,848	5/21/14	312
71	NYMEX WTI Crude Future	6,768	11/21/14	91
2	NYMEX WTI Crude Future	186	2/23/15	2
10	NYMEX WTI Crude Future	909	5/20/15	11
16	NYMEX WTI Crude Future	1,424	8/21/15	12
(12)	NYMEX WTI Crude Future	(1,053)	11/23/15	(10)
112	Platinum Future	7,956	7/30/14	(308)
217	Primary Aluminum Future	9,661	6/17/14	55
95	Primary Nickel Future	9,063	6/17/14	265
(2)	Rapeseed Future	(51)	11/3/14	(1)
12	Red Spring Wheat Future	446	5/15/14	84
9	S&P 500 E-mini Future	839	6/23/14	4
44	Silver Future	4,345	5/29/14	(376)
(3)	Soybean Future	(220)	5/15/14	(29)
(21)	Soybean Meal Future	(1,007)	5/15/14	(58)
21	Soybean Meal Future	974	7/15/14	52
(3)	Soybean Oil Future	(73)	7/15/14	3
3	Soybean Oil Future	72	12/15/14	(3)
315	Sugar #11 Future	6,269	5/1/14	685
(20)	Sugar #11 Future	(398)	5/1/14	(38)
(12)	Wheat Future	(418)	5/15/14	(79)
(14)	Wheat Future	(488)	5/15/14	(64)
20	White Sugar Future	474	4/16/14	36
142	Zinc Future	7,036	6/17/14	(419)
	Net Unrealized Appreciation/(Depreciation)			$(952)

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Currency Contracts
						Unrealized
				Settlement	Value	Appreciation/
Contract Amount			Settlement	Value	on 3/31/14	(Depreciation)
(Local Currency)	Currency	Counterparty	Date	(000)	(000)	(000)
	Currencies Purchased
1,629,524	Brazilian Real	Barclays Bank	4/2/14	$671	$718	$47
1,021,447	Brazilian Real	JP Morgan Chase	4/2/14	433	450	17
3,432,131	Brazilian Real	Credit Suisse	5/5/14	1,443	1,499	57
781,160	Brazilian Real	Credit Suisse	4/2/14	331	344	13
228,000	Canadian Dollar	Deutsche Bank	6/19/14	204	206	2
7,135,000	Euro	Credit Suisse	4/2/14	9,837	9,830	(9)
235,000	Euro	Deutsche Bank	4/2/14	326	324	(3)
4,588,531	Mexican Peso	JP Morgan Chase	5/14/14	343	350	8
7,794,000	Mexican Peso	Barclays Bank	5/14/14	585	595	10
	Total Currencies Purchased			$14,173	$14,316	$142

	Currencies Sold
3,432,131	Brazilian Real	Credit Suisse	4/2/14	$1,454	$1,513	$(58)
227,000	British Pound Sterling	Credit Suisse	6/12/14	378	378	(1)
1,137,000	British Pound Sterling	Goldman Sachs	6/12/14	1,905	1,894	11
187,859	Canadian Dollar	Credit Suisse	6/19/14	170	170	—
223,000	Euro	Barclays Bank	4/2/14	307	307	—
7,135,000	Euro	Credit Suisse	5/2/14	9,837	9,828	9
396,000	Euro	Deutsche Bank	4/2/14	543	545	(2)
39,000	Euro	Deutsche Bank	5/2/14	54	54	—
1,518,000	Euro	JP Morgan Chase	4/2/14	2,105	2,091	13
5,233,000	Euro	Barclays Bank	4/2/14	7,203	7,208	(5)
111,100,000	Japanese Yen	Barclays Bank	5/13/14	1,085	1,077	9
48,000	Mexican Peso	Credit Suisse	5/14/14	4	4	—
	Total Currencies Sold			$25,045	$25,069	$(24)
	Net Unrealized/Appreciation(Depreciation)					$118

Amounts designated as "—" are $0 or have been rounded to $0.

Written Options

						Unrealized
						Appreciation/
Number of		Exercise	Premium	Value		(Depreciation)
Contracts	Security Description	Price	(000)	(000)	Expiration	(000)

(182,000)	Call - USD/BRL	$3	$(2)	$—	4/4/14	$2
(6)	Call - Gold Future Option	1,370	(7)	(1)	4/25/14	6
(3)	Call - Gold Future Option	1,380	(3)	—	4/25/14	3
(2)	Put - Natural Gas Future Option	4	(1)	(1)	4/28/14	—
(4)	Put - Henry Hub Natural Gas Future Option	4	(3)	(3)	4/28/14	—
(4)	Call - Henry Hub Natural Gas Future Option	5	(4)	—	4/28/14	4
(4)	Put - WTI Brent Crude Index Option	(11)	(3)	(2)	5/15/14	1
(12)	Call - WTI Brent Crude Index Option	(6)	(22)	(18)	5/15/14	4
(4)	Call - WTI Brent Crude Index Option	(5)	(3)	(4)	5/15/14	(1)
(4)	Call - WTI Brent Crudie Index Option	(2)	(3)	(3)	11/13/14	—
(830,000)	Call - Dow Jones UBS Commodity Index Option	139	(4)	(4)	5/19/14	—
(140,000)	Put - Dow Jones UBS Commodity Index Option	126	(1)	(1)	6/18/14	—
(7)	Put - Sugar #11 Future Option	14	(1)	—	9/16/14	1
(300)	Put - Spread between the Platinum and Gold Indices Future Option	—	(16)	(3)	10/2/14	13
(100)	Put - Spread between the Platinum and Gold Indices Future Option	—	(5)	(1)	10/3/14	4
(920)	Put Option on Intrest Rate Swap with Goldman Sachs International, based on the U.S. Dollar 2-Year Interest	2	(20)	(25)	3/16/15	(5)
(5)	Put - Crude Oil Future Option	70	(37)	(9)	11/18/15	28
(50)	Put - Inflation Floor USD CPURNSA Index Option	—	(5)	(1)	1/12/18	3
(50)	Put - Inflation Floor USD CPURNSA Index Option	—	(5)	(1)	1/23/18	3
	Total		$(145)	$(79)		$66

Amounts designated as "—" are $0 or have been rounded to $0.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (concluded) — March 31, 2014 (Unaudited)

Swap Agreements

	Notional Amount (000)	Swap Premiums Paid (000)	Amount at Value (000)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000)

Variance Swap Agreement with Goldman Sachs International, based on the CLK4 Index, 0.04%^	$50	$-	$1	4/16/14	$1
Variance Swap Agreement with JPMorgan Chase Bank, based on the Platinum Index, 0.08%	$170	-	13	9/30/14	13
Variance Swap Agreement with Goldman Sachs International, based on the Platinum Index, 0.05%^	$290	-	7	8/6/14	7
Variance Swap Agreement with Deutsche Bank, based on the LPM4, 0.11%	$120	-	(8)	6/4/14	(8)
Variance Swap Agreement with Deutsche Bank, based on the Platinum Index, 0.09%	$130	-	7	6/4/14	7
Variance Swap Agreement with Goldman Sachs International, based on the Platinum Index, 0.06%^	$160	-	3	11/25/15	3
Variance Swap Agreement with Goldman Sachs International, based on the Platinum Index,0.11%^	$(120)	-	(2)	11/25/15	(2)
Variance Swap Agreement with JPMorgan Chase Bank, based on the Platinum Index,0.05%	$1,640	-	29	6/5/14	29
Variance Swap Agreement with Goldman Sachs International, based on the S&P 500 Index, 0.04%^	$600	-	6	10/17/14	6
Commodity Swap with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index	$59,787	15	168	8/15/14	153
Commodity Swap with Canadian Imperial Bank of Commerce, based on the Dow-Jones UBS Commodity Total Return Index	$1,227	-	3	8/15/14	3
Commodity Swap with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index	$540	-	5	8/15/14	5
Commodity Swap with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index	$6,414	-	17	8/15/14	17
Commodity Swap with Goldman Sachs International, based on the Dow-Jones UBS Commodity Total Return Index^	$5,960	-	15	8/15/14	15
Commodity Swap with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index	$3,454	-	2	8/15/14	2
Commodity Swap with Deutsche Bank, based on the Dow-Jones UBS Commodity Total Return Index	$123,638	-	350	8/15/14	350
Commodity Swap with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index	$3,491	-	33	8/15/14	33
Commodity Swap with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index	$1,930	-	-	8/15/14	-
Commodity Swap Agreement with Deutsche Bank, based on the LLSBRT Index, $(10.25)	$(5)	-	47	12/31/14	47
Commodity Swap Agreement with Deutsche Bank, based on the spread between Rotterdam Fuel Oil and Brent Crude Oil Indices, $(9.88)	$(5)	-	32	12/31/14	32
Commodity Swap Agreement with Deutsche Bank, based on the spread between European Gasoil and Brent Crude Oil Indices, $17.18	$(5)	-	17	12/31/14	17
Commodity Swap Agreement with Goldman Sachs International, based on the spread between Rotterdam Fuel Oil and Brent Crude Oil Indices, $(9.90)^	$(5)	-	32	12/31/14	32
Commodity Swap Agreement with Goldman Sachs International, based on the spread between European Gasoil and Brent Crude Oil Indices, $17.10^	$(5)	-	17	12/31/14	17
Commodity Swap Agreement with JPMorgan Chase Bank, based on the LLSBRT Index, $(2.58)	$(2)	-	2	6/30/14	2
Commodity Swap Agreement with Goldman Sachs International, based on the Gold Index, $1,268^	$1	-	28	1/30/15	28
Total Return Swap Agreement with JPMorgan Chase Bank, based on the S&P GSCI Grains Index	$2,367	-	221	8/29/14	221
Total Return Swap Agreement with Goldman Sachs International, based on the S&P GSCI Agriculture Index^	$1,977	-	(47)	2/27/15	(47)
Interest Rate Swap Agreement with Credit Suisse, based on the London Interbank Offer Rate Index , 1.00% (a)(c)^	290,000 (JPY)	-	(5)	9/18/23	(5)
Interest Rate Swap Agreement with Goldman Sachs International, based on the Brazil Cetip Interbank Deposit Rate Index, 9.10% (b)(c)^	16,000 (BRL)	-	(437)	1/2/17	(437)
Interest Rate Swap Agreement with Goldman Sachs International, based on the Mexico Interbank Equilibrium Intrest Rate Index, 6.35% (b)(c)^	5,000 (MXN)	(8)	-	9/1/23	8
Interest Rate Swap Agreement with Deutesche Bank, based on the Mexico Interbank Equilibrium Intrest Rate Index, 6.35% (b)(d)	5,500 (MXN)	(10)	-	9/1/23	10
Interest Rate Swap Agreement with Barclays Bank, based on the Brazil Cetip Interbank Deposit Rate Index, 12.26% (a)(c)	$7,900	6	7	1/2/17	1
Interest Rate Swap Agreement with Barclays Bank, based on the Mexico Interbank Equilibrium Intrest Rate Index, 6.35% (a)(d)	6,500 (MXN)	(11)	-	9/1/23	11
Interest Rate Swap Agreement with Deutesche Bank, based on the CPI Urban Consumers NSA, 1.50% (b)(c)	$500	2	(15)	7/15/22	(17)
		(6)	548		554

Amounts designated as "-" are $0 or have been rounded to $0.

^Cash has been pledged as collateral for swap agreements held by the Portfolio.

(a)	The Portfolio receives periodic payments when credit spreads, as represented by the Reference Entity ,widen.
(b)	The Portfolio makes periodic payments when credit spreads, as represented by the Reference Entity ,widen.
(c)	The Portfolio pays based on stated index and receives the fixed rate.
(d)	The Portfolio receives based on stated index and pays the fixed rate.

BRL - Brazilian Real

MXN - Mexican Nuevo Peso

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 97.31%
	Australia — 3.86%
44,632	AGL Energy Ltd. (Multi-Utilities)	$629
41,565	Amcor Ltd. (Containers & Packaging)	401
233,488	AMP Ltd. (Insurance)	1,080
64,615	APA Group (Gas Utilities)	385
15,074	ASX Ltd. (Diversified Financial Services)	505
222,552	Australia & New Zealand Banking Group Ltd. (Banks)	6,845
23,367	Bank of Queensland Ltd. (Banks)	279
37,827	Bendigo & Adelaide Bank Ltd. (Banks)	400
323,983	CFS Retail Property Trust (Real Estate Investment Trusts)	568
214,766	Coca-Cola Amatil Ltd. (Beverages)	2,200
133,406	Commonwealth Bank of Australia (Banks)	9,602
747,995	Dexus Property Group (Real Estate Investment Trusts)	737
220,678	Federation Centres (Real Estate Investment Trusts)	484
273,403	GPT Group (Real Estate Investment Trusts)	929
52,231	Iluka Resources Ltd. (Metals & Mining)	480
529,763	Incitec Pivot Ltd. (Chemicals)	1,457
160,683	Insurance Australia Group Ltd. (Insurance)	831
279,503	Metcash Ltd. (Food & Staples Retailing)	679
566,167	Mirvac Group (Real Estate Investment Trusts)	895
190,737	National Australia Bank Ltd. (Banks)	6,287
7,062	Newcrest Mining Ltd. (Metals & Mining)(a)	65
41,565	Orora Ltd. (Containers & Packaging)	53
163,983	SP AusNet (Electric Utilities)	200
356,410	Stockland Trust Group (Real Estate Investment Trusts)	1,241
69,384	Sydney Airport (Transportation Infrastructure)	270
242,317	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	767
451,515	Tatts Group Ltd. (Hotels, Restaurants & Leisure)	1,216
703,207	Telstra Corp. Ltd. (Diversified Telecommunication Services)	3,315
216,928	Toll Holdings Ltd. (Air Freight & Logistics)	1,049
452,033	Transurban Group (Transportation Infrastructure)	3,047
322,204	Westfield Group (Real Estate Investment Trusts)	3,068
472,103	Westfield Retail Trust (Real Estate Investment Trusts)	1,307
254,116	Westpac Banking Corp. (Banks)	8,169
67,173	WorleyParsons Ltd. (Energy Equipment & Services)	946
		60,386
	Austria — 0.19%
200,431	Immofinanz AG (Real Estate Management & Development)	939
36,435	OMV AG (Oil, Gas & Consumable Fuels)	1,654
3,626	Raiffeisen Bank International AG (Banks)	121
6,234	Vienna Insurance Group Wiener Staedtische Versicherung AG (Insurance)	308
		3,022
	Belgium — 1.30%
21,081	Ageas (Insurance)	940
45,657	Anheuser-Busch InBev NV (Beverages)	4,809
25,377	Belgacom SA (Diversified Telecommunication Services)	795
34,012	Delhaize Group (Food & Staples Retailing)	2,487
7,212	Groupe Bruxelles Lambert SA (Diversified Financial Services)	720
31,542	KBC Groep NV (Banks)(b)	1,942
15,216	Solvay SA (Chemicals)	2,390
35,716	Telenet Group Holding NV (Media)	2,201
26,440	UCB SA (Pharmaceuticals)	2,121
38,042	Umicore SA (Chemicals)	1,940
		20,345
	Bermuda — 0.27%
102,000	Beijing Enterprises Water Group Ltd. (Water Utilities)	72
54,000	Cosco Pacific Ltd. (Transportation Infrastructure)	69
300,000	GOME Electrical Appliances Holding Ltd. (Specialty Retail)	51
334,000	Hanergy Solar Group Ltd. (Semiconductors & Semiconductor Equipment)(a)	53
29,750	Kerry Logistics Network Ltd. (Air Freight & Logistics)(a)	44
96,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	160
52,000	Nine Dragons Paper Holdings Ltd. (Paper Products)	41
104,043	Seadrill Ltd. (Energy Equipment & Services)	3,664
61,000	Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)	74
		4,228
	Brazil — 0.64%
13,700	All America Latina Logistica (Road & Rail) *	45
138,400	Ambev SA (Beverages) *	1,030
11,900	Anhanguera Educacional Participacoes SA (Diversified Consumer Services) *	74
18,600	Banco Bradesco SA (Banks) *	274
29,040	Banco Bradesco SA - Sponsored ADR (Banks) *	397
25,800	Banco do Brasil SA (Banks) *	258
28,000	Banco Santander Brasil SA (Banks) *	155
17,500	BB Seguridade Participacoes SA (Insurance) *	192

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Brazil (continued)
55,500	BM&FBOVESPA SA (Diversified Financial Services) *	$275
12,100	BR Malls Participacoes SA (Real Estate Management & Development) *	104
6,100	BR Properties SA (Real Estate Management & Development) *	50
19,400	BRF SA (Food Products) *	388
26,100	CCR SA (Transportation Infrastructure)*	199
8,200	Centrais Electricas Brasileiras SA (Electric Utilities) *	24
5,900	CETIP SA (Capital Markets) *	71
10,100	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities) *	94
4,200	Cia Hering (Specialty Retail) *	51
10,500	Cielo SA (IT Services) *	333
4,200	Companhia Brasileira de Destribuicao Grupo PAO de (Food & Staples Retailing) *	184
1,800	Companhia de Saneamento de Minas Gerais (Water Utilities) *	29
22,200	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining) *	97
3,900	Cosan SA Industria e Comercio (Oil, Gas & Consumable Fuels) *	60
7,400	CPFL Energia SA (Electric Utilities) *	60
8,800	Cyrela Brazil Realty S.A. Empreendimentos (Household Durables) *	53
8,300	Duratex SA (Paper Products) *	42
5,400	Ecorodovias Infraestrutura E Logistica SA (Transportation Infrastructure)*	32
7,300	EDP - Energias do Brasil SA (Electric Utilities) *	33
17,400	Embraer SA (Aerospace & Defense) *	154
8,000	Estacio Participacoes SA (Diversified Consumer Services) *	81
7,400	Fibria Celulose SA (Paper Products) *(a)	82
101,200	Hypermarcas SA (Personal Products) *	733
74,300	Itau Unibanco Holding SA (Banks) *	1,109
22,200	JBS SA (Food Products) *	76
5,600	Kroton Educational SA (Diversified Consumer Services) *	121
4,200	Localiza Rent A Car SA (Road & Rail) *	61
4,600	Lojas Americanas SA (Multiline Retail)*	29
3,800	Lojas Renner SA (Multiline Retail) *	107
1,000	M Dias Branco SA (Food Products) *	40
10,200	Mrv Engenharia E Participacoes SA (Household Durables) *	36
2,300	Multiplan Empreendimentos Imobiliarios SA (Real Estate Management & Development) *	49
5,200	Natura Cosmeticos SA (Personal Products) *	87
7,700	OdontoPrev SA (Health Care Providers & Services) *	31
88,300	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels) *	582
3,300	Porto Seguro SA (Insurance) *	46
6,000	Qualicorp SA (Health Care Providers & Services) *(a)	60
6,500	Raia Drogasil SA (Food & Staples Retailing) *	56
11,000	Souza Cruz SA (Tobacco) *	100
4,200	Sul America SA (Insurance) *	28
25,100	Tim Participacoes SA (Wireless Telecommunication Services) *	130
3,800	Totvs SA (Software) *	59
4,700	Tractebel Energia SA (Independent Power and Renewable Electricity Producers) *	74
3,100	Transmissora Alianca de Energia Eletrica SA (Electric Utilities) *	26
9,800	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels) *	236
38,500	Vale SA (Metals & Mining) *	535
31,900	Vale SA - Sponsored ADR (Metals & Mining) *	441
6,300	WEG SA (Machinery) *	88
		9,861
	Canada — 0.79%
9,800	Bank of Nova Scotia (Banks) *	568
35,500	CAE, Inc. (Aerospace & Defense) *	467
23,800	Cameco Corp. (Oil, Gas & Consumable Fuels) *	545
9,594	Canadian Pacific Railway Ltd. (Road & Rail) *	1,443
45,900	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels) *	1,328
34,300	Centerra Gold, Inc. (Metals & Mining) *	160
95,400	Centerra Gold, Inc. (Metals & Mining) *	445
36,200	Enbridge, Inc. (Oil, Gas & Consumable Fuels) *	1,644
109,084	First Quantum Minerals Ltd. (Metals & Mining) *	2,016
62,300	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels) *	2,901
14,200	Potash Corp. of Saskatchewan, Inc. (Chemicals) *	514
11,800	Progressive Waste Solutions Ltd. (Commercial Services & Supplies)*	299
		12,330
	Cayman Islands — 0.13%
22,000	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	115
26,000	Anta Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	43
23,000	Chailease Holding Co. Ltd. (Diversified Financial Services)(a)	55
196,000	China Mengniu Dairy Co. Ltd. (Food Products)	984
60,000	China Resources Cement Holdings Ltd. (Construction Materials)	47
302,000	GCL-Poly Energy Holdings Ltd. (Semiconductors & Semiconductor Equipment)(a)	109
160,000	Geely Automobile Holdings Ltd. (Automobiles)	63

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Cayman Islands (continued)
20,000	Golden Eagle Retail Group Ltd. (Multiline Retail)	$28
19,000	Greentown China Holdings Ltd. (Real Estate Management & Development)	21
31,000	Intime Retail Group Co. Ltd. (Multiline Retail)	33
21,000	Kingboard Chemical Holdings Ltd. (Electronic Equipment, Instruments & Components)	41
52,000	Lee & Man Paper Manufacturing Ltd. (Paper Products)	32
78,000	New World China Land Ltd. (Real Estate Management & Development)(a)	65
16,000	Shenzhou International Group (Textiles, Apparel & Luxury Goods)	51
123,500	Stella International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	297
34,000	Uni-President China Holdings Ltd. (Food Products)	29
9,000	Zhen Ding Technology Holding Ltd. (Electronic Equipment, Instruments & Components)(a)	23
		2,036
	Chile — 0.11%
69,651	AES Gener SA (Independent Power and Renewable Electricity Producers)*(b)	39
68,483	Aguas Andinas SA, Class - A (Water Utilities) *	43
660,414	Banco de Chile SA (Banks) *	83
1,061	Banco de Credito e Inversiones SA (Banks) *	62
1,987,334	Banco Santander Chile (Banks) *	118
2,253	Cap SA (Metals & Mining) *	37
33,567	Cencosud SA (Food & Staples Retailing)	111
225,977	Colbun SA (Independent Power and Renewable Electricity Producers) *	56
4,236	Compania Cervecerias Unidas SA (Beverages) *	47
4,423,671	CorpBanca SA (Banks) *	53
17,258	E-CL SA (Electric Utilities) *	23
93,547	Empresa Nacional de Electricidad SA (Independent Power and Renewable Electricity Producers) *	135
3,682	Empresa Nacional de Telecomunicaciones SA (Wireless Telecommunication Services) *	45
35,537	Empresas CMPC SA (Paper Products) *	82
13,326	Empresas Copec SA (Oil, Gas & Consumable Fuels) *	175
566,713	Enersis SA (Electric Utilities) *	177
9,639	LATAM Airlines Group SA (Airlines) *	146
21,091	S.A.C.I. Falabella (Multiline Retail) *	186
14,053	Vina Concha y Toro SA (Beverages) *	29
		1,647
	China — 1.79%
633,000	Agricultural Bank of China Ltd., H Shares (Banks)	277
54,000	Air China Ltd. (Airlines)	32
128,000	Aluminum Corp. of China Ltd., H Shares (Metals & Mining)(a)	44
36,500	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	156
60,000	AviChina Industry & Technology Co. Ltd. (Aerospace & Defense)	33
35,712	Baidu, Inc. - Sponsored ADR (Internet Software & Services)*(a)	5,443
3,381,613	Bank of China Ltd., H Shares (Banks)	1,502
265,000	Bank of Communications Co. Ltd., H Shares (Banks)	174
38,000	BBMG Corp., H Shares (Construction Materials)	30
46,000	Beijing Capital International Airport Co. Ltd., H Shares (Transportation Infrastructure)	32
5,500	Biostime International Holdings Ltd. (Food Products)	38
15,000	Byd Co. Ltd., H Shares (Automobiles)(a)	93
54,000	China BlueChemical Ltd., H Shares (Chemicals)	28
119,000	China Cinda Asset Management Co. Ltd., H Shares (Capital Markets)(a)	67
235,000	China CITIC Bank Corp. Ltd., H Shares (Banks)	136
125,000	China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	71
134,000	China Communications Construction Co. Ltd. (Construction & Engineering)	93
76,000	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services)	35
2,125,000	China Construction Bank Corp., H Shares (Banks)	1,492
82,000	China COSCO Holdings Co. Ltd., H Shares (Marine)(a)	34
14,900	China International Marine Containers Group Co. Ltd., H Shares (Machinery)	35
220,000	China Life Insurance Co. Ltd., H Shares (Insurance)	622
81,000	China Longyuan Power Group Corp. (Independent Power and Renewable Electricity Producers)	82
133,500	China Merchants Bank Co. Ltd., H Shares (Banks)	243
154,000	China Minsheng Banking Corp. Ltd., H Shares (Banks)	155
92,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	93
54,000	China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	127
275,800	China Pacific Insurance Group Co. Ltd. (Insurance)	988
754,000	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	674
58,500	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	50

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
124,000	China Railway Group Ltd., H Shares (Construction & Engineering)	$58
662,654	China Resources Land Ltd. (Real Estate Management & Development)	1,458
99,500	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	288
119,000	China Shipping Container Lines Co. Ltd., H Shares (Marine)(a)	27
410,000	China Telecom Corp. Ltd. (Diversified Telecommunication Services)	189
38,300	China Vanke Co. Ltd., B Shares (Real Estate Management & Development)(a)	64
25,400	Chongqing Changan Automobile Co. Ltd., Class - A (Automobiles)(a)	42
77,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	34
29,000	CITIC Securities Co. Ltd., H Shares (Capital Markets)	61
136,000	Country Garden Holdings Co. (Real Estate Management & Development)	57
55,000	CSR Corp. Ltd., H - Shares (Machinery)	46
100,000	Datang International Power Generation Co. Ltd., H Shares (Independent Power and Renewable Electricity Producers)	37
80,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobiles)	113
22,000	ENN Energy Holdings Ltd. (Gas Utilities)	153
30,500	Great Wall Motor Co. Ltd., H Shares (Automobiles)	154
68,000	Guangzhou Automobile Group Co. Ltd., H Shares (Automobiles)	72
19,000	Haitian International Holdings Ltd. (Machinery)	38
35,200	Haitong Securities Co. Ltd., H Shares (Capital Markets)(a)	47
98,000	Huaneng Power International, Inc., H Shares (Independent Power and Renewable Electricity Producers)	93
5,144,058	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	3,171
33,800	Inner Mongolia Yitai Coal Co. Ltd., Class - B (Oil, Gas & Consumable Fuels)	41
13,600	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	859
36,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	41
41,000	Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)	69
40,500	Longfor Properties (Real Estate Management & Development)	56
25,700	New China Life Insurance Co. Ltd., H - Shares (Insurance)(a)	78
141,000	People's Insurance Co. Group of China Ltd., H Shares (Insurance)	58
622,000	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	675
420,000	PICC Property & Casualty Co. Ltd., H Shares (Insurance)	576
90,500	Ping An Insurance Group Co. of China (Insurance)	752
48,000	Shandong Weigao Group Medical Polymer Co. Ltd. (Health Care Equipment & Supplies)	55
78,000	Shanghai Electric Group Co. Ltd., H Shares (Electrical Equipment)	28
19,700	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	45
41,500	Shimao Property Holdings Ltd. (Real Estate Management & Development)	91
112,500	Shui On Land Ltd. (Real Estate Management & Development)	31
32,000	Sinopec Engineering Group Co. Ltd., H Shares (Construction & Engineering)	35
106,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Chemicals)	27
29,200	Sinopharm Group Co. (Health Care Providers & Services)	80
53,000	Soho China Ltd. (Real Estate Management & Development)	44
71,000	Sun Art Retail Group Ltd. (Food & Staples Retailing)	89
56,347	Tencent Holdings Ltd. (Internet Software & Services)	3,933
10,000	Tsingtao Brewery Co. Ltd. (Beverages)	73
177,000	Want Want China Holdings Ltd. (Food Products)	265
14,000	Weichai Power Co. Ltd. (Machinery)	54
16,000	Wumart Stores, Inc., H Shares (Food & Staples Retailing)(a)	16
6,900	Yantai Changyu Pioneer Wine Co. Ltd, B Shares (Beverages)(a)	17
62,000	Yanzhou Coal Mining Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	47
191,500	Yue Yuen Industrial (Holdings) Ltd. (Textiles, Apparel & Luxury Goods)	624
42,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	38
21,500	Zhongsheng Group Holdings Ltd. (Specialty Retail)	30
16,000	Zhuzhou CSR Times Electric Co. Ltd. (Electrical Equipment)	54
174,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	37
39,200	Zoomlion Heavy Industry Science & Technology Co. Ltd., H Shares (Machinery)	27
18,400	ZTE Corp. (Communications Equipment)(a)	36
		28,062
	Colombia — 0.06%
5,942	Almacenes Exito SA (Food & Staples Retailing) *	89
3,436	Banco Davivienda SA (Banks) *	44

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Colombia (continued)
6,348	Bancolombia SA (Banks) *	$87
12,118	Cementos Argos SA (Construction Materials) *	62
2,171	Corporacion Financiera Colombiana SA (Diversified Financial Services) *	41
142,315	Ecopetrol SA (Oil, Gas & Consumable Fuels) *	291
8,559	Grupo Argos SA (Construction Materials) *	90
6,829	Grupo de Inversiones Suramericana (Diversified Financial Services) *	127
11,886	Interconexion Electrica SA (Electric Utilities) *(a)	53
23,886	ISAGEN SA ESP (Electric Utilities) *	39
		923
	Curaçao — 0.10%
16,178	Schlumberger Ltd. (Energy Equipment & Services)	1,577

	Czech Republic — 0.02%
4,722	CEZ A/S (Electric Utilities)	135
450	Komercni Banka A/S (Banks)	108
3,408	Telefonica O2 Czech Republic A/S (Diversified Telecommunication Services)	51
		294
	Denmark — 1.14%
113	A.P. Moller - Maersk A/S, Class - A (Marine)	1,301
282	A.P. Moller - Maersk A/S, Class - B (Marine)	3,375
20,554	ISS A/S (Commercial Services & Supplies)(a)(b)	690
243,957	Novo Nordisk A/S, Class - B (Pharmaceuticals)	11,110
4,544	Rockwool International A/S, B Shares (Building Products)	882
35,788	TDC A/S (Diversified Telecommunication Services)	331
1,360	Tryg A/S (Insurance)	135
		17,824
	Egypt — 0.01%
24,541	Commercial International Bank Egypt SAE (Banks)	126
82,417	Orascom Telecom Holding SAE (Wireless Telecommunication Services)(a)	52
25,982	Talaat Moustafa Group (Real Estate Management & Development)(a)	29
8,718	Telecom Egypt Co. (Diversified Telecommunication Services)	21
		228
	Finland — 0.68%
13,626	Elisa Oyj (Diversified Telecommunication Services)(a)	392
22,284	Fortum Oyj (Electric Utilities)	506
24,998	Metso OYJ (Machinery)	818
13,965	Nokian Renkaat Oyj (Auto Components)	565
19,627	Orion Oyj, Class - B (Pharmaceuticals)	592
87,443	Sampo Oyj, A Shares (Insurance)	4,540
109,199	Stora Enso Oyj, R Shares (Paper Products)	1,169
105,589	UPM-Kymmene Oyj (Paper Products)	1,806
17,311	Valmet Corp. (Machinery)	186
		10,574
	France — 9.36%
210,123	AXA SA (Insurance)	5,459
120,735	BNP Paribas (Banks)	9,308
60,924	Bouygues SA (Construction & Engineering)	2,538
33,376	Casino Guichard-Perrachon SA (Food & Staples Retailing)	3,968
12,050	CNP Assurances (Insurance)	255
138,789	Compagnie de Saint-Gobain (Building Products)	8,378
84,024	Credit Agricole SA (Banks)(a)	1,324
17,513	Danone SA (Food Products)	1,237
18,754	Electricite de France SA (Electric Utilities)	741
44,810	Eutelsat Communications (Media)	1,520
3,245	Fonciere des Regions (Real Estate Investment Trusts)	300
190,280	GDF Suez (Multi-Utilities)	5,204
2,423	Gecina SA (Real Estate Investment Trusts)	322
3,643	Icade (Real Estate Investment Trusts)	360
12,336	JC Decaux SA (Media)	540
11,001	Klepierre (Real Estate Investment Trusts)	492
34,052	Lagardere SCA (Media)	1,351
64,920	Legrand SA (Electrical Equipment)	4,032
8,958	L'Oreal SA (Personal Products)	1,478
11,867	LVMH Moet Hennessy Louis Vuitton SA (Textiles, Apparel & Luxury Goods)	2,150
18,285	Numericable Group SA (Media)(a)	719
204,508	Orange (Diversified Telecommunication Services)	3,021
52,400	Pernod Ricard SA (Beverages)	6,097
81,087	Psa Peugeot Citroen (Automobiles)(a)	1,527
15,765	Renault SA (Automobiles)	1,531
47,299	Rexel SA (Trading Companies & Distributors)	1,241
10,771	Safran SA (Aerospace & Defense)	746
191,509	Sanofi-Aventis (Pharmaceuticals)	20,010
77,343	Schneider Electric SA (Electrical Equipment)	6,854
12,091	SCOR SE (Insurance)	423
29,932	Societe Generale (Banks)	1,842
21,016	Suez Environnement Co. (Multi-Utilities)	427
43,315	Technip SA (Energy Equipment & Services)	4,465
332,979	Total SA (Oil, Gas & Consumable Fuels)	21,917
13,127	Unibail-Rodamco SE (Real Estate Investment Trusts)	3,407
26,783	Veolia Environnement (Multi-Utilities)	531
145,215	Vinci SA (Construction & Engineering)	10,779
186,528	Vivendi (Diversified Telecommunication Services)	5,191

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
137,644	Zodiac Aerospace (Aerospace & Defense)	$4,863
		146,548
	Germany — 9.07%
25,709	Allianz SE (Insurance)	4,345
10,123	Axel Springer AG (Media)	648
142,242	BASF SE (Chemicals)	15,826
108,148	Bayer AG (Pharmaceuticals)	14,644
87,077	Bayerische Motoren Werke AG (Automobiles)	11,002
29,900	Beiersdorf AG (Personal Products)	2,916
4,879	Bilfinger Berger SE (Commercial Services & Supplies)	620
3,343	Brenntag AG (Trading Companies & Distributors)	621
278,432	Daimler AG (Automobiles)	26,338
16,123	Deutsche Bank AG (Capital Markets)	723
10,879	Deutsche Boerse AG (Diversified Financial Services)	866
150,696	Deutsche Post AG (Air Freight & Logistics) (b)	5,602
353,406	Deutsche Telekom AG - Registered (Diversified Telecommunication Services)	5,734
86,121	Deutsche Wohnen AG (Real Estate Management & Development)	1,847
101,543	E.ON AG (Multi-Utilities)	1,983
11,698	ElringKlinger AG (Auto Components)	461
3,400	Hannover Rueckversicherung AG - Registered (Insurance)	304
7,138	HeidelbergCement AG (Construction Materials)	612
7,148	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	952
38,850	K+S AG - Registered (Chemicals)	1,276
44,896	Linde AG (Chemicals)	8,988
31,398	MTU Aero Engines Holding AG (Aerospace & Defense)	2,915
21,031	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	4,595
24,675	ProSiebenSat.1 Media AG - Registered (Media)(a)	1,131
27,590	RWE AG (Multi-Utilities)	1,119
39,491	SAP AG (Software)	3,203
162,571	Siemens AG (Industrial Conglomerates)	21,922
18,424	Suedzucker AG (Food Products)	525
31,492	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	251
		141,969
	Greece — 0.04%
44,671	Alpha Bank AE (Banks)(a)	44
878	Folli Follie SA (Specialty Retail)(a)	32
2,316	Hellenic Petroleum SA (Oil, Gas & Consumable Fuels)(a)	23
7,230	Hellenic Telecommunication Organization SA (Diversified Telecommunication Services)(a)	119
2,958	JUMBO SA (Specialty Retail)(a)	53
9,850	National Bank of Greece SA (Banks)(a)	54
6,479	Opap SA (Hotels, Restaurants & Leisure)	104
29,750	Piraeus Bank SA (Banks)(a)	82
3,434	Public Power Corp. SA (Electric Utilities)	57
1,466	Titan Cement Co. SA (Construction Materials)(a)	51
		619
	Hong Kong — 3.52%
44,000	Agile Property Holdings Ltd. (Real Estate Management & Development)	36
2,313,980	AIA Group Ltd. (Insurance) (b)	11,006
63,900	Asm Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	621
304,500	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	2,732
137,000	Belle International Holdings Ltd. (Specialty Retail)	137
246,835	BOC Hong Kong (Holdings) Ltd. (Banks)	705
90,000	Brilliance China Automotive Holdings, Ltd. (Automobiles)	138
186,143	Cheung Kong (Holdings) Ltd. (Real Estate Management & Development)	3,096
126,759	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	811
68,000	China Agri-Industries Holdings Ltd. (Food Products)	27
80,000	China Everbright International Ltd. (Commercial Services & Supplies)	110
26,000	China Everbright Ltd. (Capital Markets)	33
60,000	China Gas Holdings Ltd. (Gas Utilities)	94
470,000	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	1,621
214,494	China Mobile Ltd. (Wireless Telecommunication Services)	1,969
26,000	China Overseas Grand Oceans Group Ltd. (Real Estate Management & Development)	17
120,000	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	312
36,000	China Resources Enterprises Ltd. (Food & Staples Retailing)	102
26,000	China Resources Gas Group, Ltd. (Gas Utilities)	83
58,000	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	152
52,000	China State Construction International Holdings Ltd. (Construction & Engineering)	88
27,000	China Taiping Insurance Holdings Co. Ltd. (Insurance)(a)	48
390,000	China Unicom (Hong Kong) Ltd. (Diversified Telecommunication Services)	515

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
46,000	CITIC Pacific Ltd. (Industrial Conglomerates)	$82
118,175	CLP Holdings Ltd. (Electric Utilities)	892
2,825,382	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	4,278
50,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	44
194,000	Evergrande Real Estate Group Ltd. (Real Estate Management & Development)	92
46,000	Far East Horizon Ltd. (Diversified Financial Services)	34
48,500	Fosun International Ltd. (Metals & Mining)	61
114,000	Franshion Properties China Ltd. (Real Estate Management & Development)	38
74,000	Guangdong Investment Ltd. (Water Utilities)	71
28,400	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Management & Development)	41
30,000	Haier Electronics Group Co. Ltd. (Household Durables)	81
299,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	863
51,045	Hang Seng Bank Ltd. (Banks)	814
22,000	Hengan International Group Co. Ltd. (Personal Products)	228
1,326,000	HKT Trust and HKT Ltd. (Diversified Telecommunication Services)	1,402
143,768	HongKong Land Holdings Ltd. (Real Estate Management & Development)	931
147,767	Hopewell Holdings Ltd. (Industrial Conglomerates)	508
75,000	Hysan Development Co. (Real Estate Management & Development)	327
86,000	Kerry Properties Ltd. (Real Estate Management & Development)	287
186,000	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	206
574,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	851
9,400	Melco Crown Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)(a)	363
161,000	MTR Corp. Ltd. (Road & Rail)	597
505,000	New World Development Co. Ltd. (Real Estate Management & Development)	509
533,000	PCCW Ltd. (Diversified Telecommunication Services)	267
66,000	Poly Property Group Co. Ltd. (Real Estate Management & Development)	29
92,547	Power Assets Holdings Ltd. (Electric Utilities)	803
391,200	Sands China Ltd. (Hotels, Restaurants & Leisure)	2,934
15,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	50
98,000	Shougang Fushan Resources Group Ltd. (Metals & Mining)	30
88,000	Sino Biopharmaceutiical Ltd. (Pharmaceuticals)	75
395,854	Sino Land Co. Ltd. (Real Estate Management & Development)	583
100,000	Sino-Ocean Land Holdings Ltd. (Real Estate Management & Development)	55
769,194	SJM Holdings Ltd. (Hotels, Restaurants & Leisure)	2,167
214,256	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	2,631
110,450	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	1,290
156,000	Swire Properties Ltd. (Real Estate Management & Development)	445
83,004	The Bank of East Asia Ltd. (Banks)	325
852,067	The Link Real Estate Investment Trust (Real Estate Investment Trusts)	4,202
70,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	449
58,000	Tingyi (Cayman Islands) Holding Corp. (Food Products)	166
101,600	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)	423
35,000	Yingde Gases Group Co. Ltd. (Chemicals)	33
166,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	34
		55,044
	Hungary — 0.02%
1,204	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	68
6,307	OTP Bank Nyrt PLC (Banks)	121
4,016	Richter Gedeon Nyrt (Pharmaceuticals)(a)	70
		259
	India — 0.04%
11,300	Infosys Ltd. - Sponsored ADR (IT Services)*	612

	Indonesia — 0.28%
124,800	Media Nusantara Citra (Media)	29
455,400	PT Adaro Energy Tbk (Oil, Gas & Consumable Fuels)	40
11,700	PT Astra Agro Lestari Tbk (Food Products)	27
1,185,100	PT Astra International Tbk (Automobiles)	776
361,500	PT Bank Central Asia Tbk (Banks)	340
103,900	PT Bank Danamon Indonesia Tbk (Banks)	40
274,700	PT Bank Mandiri Tbk (Banks)	231
220,800	PT Bank Negara Indonesia Persero Tbk (Banks)	97
1,407,500	PT Bank Rakyat Indonesia Persero Tbk (Banks)(a)	1,197

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Indonesia (continued)
206,500	PT Bumi Serpong Damai (Real Estate Management & Development)	$30
218,400	PT Charoen Pokphand Indonesia Tbk (Food Products)	77
210,300	PT Global MediaCom Tbk (Media)	44
14,000	PT Gudang Garam Tbk (Tobacco)	61
11,900	PT Indo Tambangraya Megah Tbk (Oil, Gas & Consumable Fuels)	26
43,300	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	90
34,100	PT Indofood Cbp Sukses Makmur Tbk (Food Products)	30
130,600	PT Indofood Sukses Makmur Tbk (Food Products)	85
62,200	PT Jasa Marga Persero Tbk (Transportation Infrastructure)	33
668,300	PT Kalbe Farma Tbk (Pharmaceuticals)	87
590,300	PT Lippo Karawaci Tbk (Real Estate Management & Development)	57
44,500	PT Matahari Department Store Tbk (Multiline Retail)(a)	55
322,100	PT Perusahaan Gas Negara Tbk (Gas Utilities)	146
87,500	PT Semen Gresik (Persero) Tbk (Construction Materials)	123
128,800	PT Surya Citra Media Tbk (Media)	36
24,700	PT Tambang Batubara Bukit Asam Tbk (Oil, Gas & Consumable Fuels)	20
1,339,600	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)(a)	262
55,400	PT Tower Bersama Infrastructure Tbk (Wireless Telecommunication Services)	29
44,600	PT Unilever Indonesia Tbk (Household Products)	116
48,800	PT United Tractors Tbk (Machinery)	90
80,800	PT XL Axiata Tbk (Diversified Telecommunication Services)	31
		4,305
	Ireland — 0.62%
56,511	Covidien PLC (Health Care Equipment & Supplies)*	4,164
96,446	CRH PLC (Construction Materials)	2,698
44,642	Glanbia PLC (Food Products)	685
17,857	Ryanair Holdings PLC - Sponsored ADR (Airlines)*(a)	1,050
43,007	Smurfit Kappa Group PLC (Containers & Packaging)	1,043
		9,640
	Israel — 0.35%
259,527	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	463
1,098	Delek Group Ltd. (Oil, Gas & Consumable Fuels)	439
127,082	Israel Chemicals Ltd. (Chemicals)	1,112
66,674	Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)	3,515
		5,529
	Italy — 1.07%
24,463	Assicurazioni Generali SpA (Insurance)	545
62,895	Atlantia SpA (Transportation Infrastructure)	1,616
312,770	Enel SpA (Electric Utilities)	1,769
456,013	Eni SpA (Oil, Gas & Consumable Fuels)	11,433
95,220	Snam Rete Gas SpA (Gas Utilities)	558
547,728	Telecom Italia SpA (Diversified Telecommunication Services)	514
71,165	Terna - Rete Elettrica Nationale SpA (Electric Utilities)	381
		16,816
	Japan — 16.38%
124,775	Aeon Co. Ltd. (Food & Staples Retailing)	1,405
3,800	Aeon Credit Service Co. Ltd. (Consumer Finance)	86
39,768	Aisin Seiki Co. Ltd. (Auto Components)	1,436
40,000	Ajinomoto Co., Inc. (Food Products)	572
8,806	Alfresa Holdings Corp. (Health Care Providers & Services)	574
52,000	Aozora Bank Ltd. (Banks)	148
210,851	Asahi Glass Co. Ltd. (Building Products)	1,220
261,577	Asahi Kasei Corp. (Chemicals)	1,774
457,165	Astellas Pharma, Inc. (Pharmaceuticals)	5,428
15,451	Benesse Holdings, Inc. (Diversified Consumer Services)	591
46,100	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	645
235,513	Canon, Inc. (Technology Hardware, Storage & Peripherals)	7,310
43,500	Casio Computer Co. Ltd. (Household Durables)	514
45,246	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,156
13,744	Coca-Cola West Co. Ltd. (Beverages)	240
115,592	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	1,106
40,626	Daihatsu Motor Co. Ltd. (Automobiles)	717
140,102	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	2,361
7,104	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	658
57,000	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	968
187,000	Denso Corp. (Auto Components)	8,969
52,430	Eisai Co. Ltd. (Pharmaceuticals)	2,038
5,700	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	160
13,700	EXEDY Corp. (Auto Components)	383
12,543	FamilyMart Co. Ltd. (Food & Staples Retailing)	552
9,700	Fanuc Ltd. (Machinery)	1,715
37,000	Fukuoka Financial Group, Inc. (Banks)	152
38,500	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	1,737
23,418	Hitachi Chemical Co. Ltd. (Chemicals)	319

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
602,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	$4,457
58,936	Hokuhoku Financial Group, Inc. (Banks)	113
413,820	Honda Motor Co. Ltd. (Automobiles)	14,563
90,422	HOYA Corp. (Electronic Equipment, Instruments & Components)	2,829
18,500	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	381
726,000	IHI Corp. (Machinery)	3,055
313,090	ITOCHU Corp. (Trading Companies & Distributors)	3,664
5,277	ITOCHU Techno-Solutions Corp. (IT Services)	223
73	Japan Prime Realty Investment Corp. (Real Estate Investment Trusts)	236
113	Japan Real Estate Investment Corp. (Real Estate Investment Trusts)	569
227	Japan Retail Fund Investment Corp. (Real Estate Investment Trusts)	447
236,203	Japan Tobacco, Inc. (Tobacco)	7,415
52,000	JGC Corp. (Construction & Engineering)	1,807
128,155	JS Group Corp. (Building Products)	3,537
37,917	JSR Corp. (Chemicals)	702
466,824	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	2,250
63,000	Kakaku.com, Inc. (Internet Software & Services)	1,024
63,398	Kaneka Corp. (Chemicals)	384
109,364	Kao Corp. (Personal Products)	3,874
184,000	Kawasaki Heavy Industries Ltd. (Machinery)	678
180,448	KDDI Corp. (Wireless Telecommunication Services)	10,479
12,420	Keyence Corp. (Electronic Equipment, Instruments & Components)	5,118
179,748	Kirin Holdings Co. Ltd. (Beverages)	2,488
220,200	Komatsu Ltd. (Machinery)	4,618
52,000	Kubota Corp. (Machinery)	691
69,626	Kuraray Co. Ltd. (Chemicals)	797
24,100	Kurita Water Industries Ltd. (Machinery)	523
48,147	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals)	513
13,233	Lawson, Inc. (Food & Staples Retailing)	936
446,286	Marubeni Corp. (Trading Companies & Distributors)	2,996
9,523	Maruichi Steel Tube Ltd. (Metals & Mining)	246
11,500	Miraca Holdings, Inc. (Health Care Providers & Services)	504
264,300	Mitsubishi Chemical Holdings Corp. (Chemicals)	1,098
317,058	Mitsubishi Corp. (Trading Companies & Distributors)	5,882
47,650	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	667
805,189	Mitsubishi UFJ Financial Group, Inc. (Banks)	4,435
361,195	Mitsui & Co. Ltd. (Trading Companies & Distributors)	5,106
159,000	Mitsui Chemicals, Inc. (Chemicals)	389
1,190,697	Mizuho Financial Group, Inc. (Banks)	2,360
23,700	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	2,240
217,167	NGK Insulators Ltd. (Machinery)	4,531
220,900	Nikon Corp. (Household Durables)	3,559
8,900	Nintendo Co. Ltd. (Software)	1,064
130	Nippon Building Fund, Inc. (Real Estate Investment Trusts)	681
166,003	Nippon Express Co. Ltd. (Road & Rail)	812
45,322	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	2,463
621,821	Nissan Motor Co. Ltd. (Automobiles)	5,543
44,200	Nisshin Seifun Group, Inc. (Food Products)	486
12,600	Nissin Foods Holdings Co. Ltd. (Food Products)	569
17,947	NKSJ Holdings, Inc. (Insurance)	461
32	Nomura Real Estate Office Fund, Inc. (Real Estate Investment Trusts)	140
55,000	NSK Ltd. (Machinery)	564
157,600	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	2,484
164,005	Oji Paper Co. Ltd. (Paper Products)	734
115,000	Olympus Corp. (Health Care Equipment & Supplies)(a)	3,673
38,993	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	3,390
30,000	Oracle Corp. Japan (Software)	1,361
30,500	ORIX Corp. (Diversified Financial Services)	430
101,523	Osaka Gas Co. Ltd. (Gas Utilities)	384
75,419	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	2,257
21,100	Park24 Co. Ltd. (Commercial Services & Supplies)	401
100,481	Resona Holdings, Inc. (Banks)	486
4,500	Rinnai Corp. (Household Durables)	396
9,100	Ryohin Keikaku Co. (Multiline Retail)	878
11,467	Sankyo Co. Ltd. (Leisure Products)	483
15,203	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	673
43,600	SECOM Co. Ltd. (Commercial Services & Supplies)	2,506
88,543	Sekisui Chemical Co. Ltd. (Household Durables)	920
112,461	Sekisui House Ltd. (Household Durables)	1,391
156,588	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	5,967
33,604	Seven Bank Ltd. (Banks)	132
60,000	Shin-Etsu Chemical Co. Ltd. (Chemicals)	3,420
62,114	Shionogi & Co. Ltd. (Pharmaceuticals)	1,148
291,000	Showa Denko K.K. (Chemicals)	412
36,700	Showa Shell Sekiyu K.K. (Oil, Gas & Consumable Fuels)	328
3,500	SMC Corp. (Machinery)	923
61,800	SoftBank Corp. (Wireless Telecommunication Services)	4,671
243,900	Sojitz Corp. (Trading Companies & Distributors)	416
290,000	Sumitomo Chemical Co. Ltd. (Chemicals)	1,069

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
233,803	Sumitomo Corp. (Trading Companies & Distributors)	$2,973
102,000	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	1,279
181,729	Sumitomo Mitsui Financial Group, Inc. (Banks)	7,791
211,000	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	955
36,269	Sumitomo Rubber Industries Ltd. (Auto Components)	461
12,400	Sysmex Corp. (Health Care Equipment & Supplies)	395
164,211	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	7,773
183,000	Teijin Ltd. (Chemicals)	453
68,250	The Bank of Yokohama Ltd. (Banks)	340
33,000	The Nishi-Nippon City Bank Ltd. (Banks)	74
41,000	The Yokohama Rubber Co. Ltd. (Auto Components)	386
36,036	Tokio Marine Holdings, Inc. (Insurance)	1,081
126,012	Tokyo Gas Co. Ltd. (Gas Utilities)	639
59,020	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	521
114,911	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	822
785,000	Toshiba Corp. (Industrial Conglomerates)	3,328
13,319	Toyoda Gosei Co. Ltd. (Auto Components)	255
151,941	Toyota Motor Corp. (Automobiles)	8,570
35,800	Trend Micro, Inc. (Software)	1,106
13,100	Tsumura & Co. (Pharmaceuticals)	315
217,555	UBE Industries Ltd. (Chemicals)	401
12,500	Unicharm Corp. (Household Products)	667
227	United Urban Investment Corp. (Real Estate Investment Trusts)	334
46,390	USS Co. Ltd. (Specialty Retail)	651
35,077	West Japan Railway Co. (Road & Rail)	1,432
396,500	Yahoo Japan Corp. (Internet Software & Services)	1,943
72,200	Yamada Denki Co. Ltd. (Specialty Retail)	241
		256,620
	Jersey — 0.40%
412,793	Glencore International PLC (Metals & Mining)	2,129
26,910	Wolseley PLC (Trading Companies & Distributors)(a)	1,533
125,347	WPP PLC (Media)	2,590
		6,252
	Luxembourg — 0.45%
1,840	Kernel Holding SA (Food Products)(a)	18
8,238	Millicom International Cellular SA (Wireless Telecommunication Services)	839
165,936	SES - FDR, Class - A (Media)	6,191
		7,048
	Malaysia — 0.28%
40,200	Airasia Berhad (Airlines)	31
37,500	Alliance Financial Group Berhad (Banks)	51
48,300	AMMB Holdings Berhad (Banks)(a)	106
46,300	Astro Malaysia Holdings Berhad (Media)	45
75,400	Axiata Group Berhad (Wireless Telecommunication Services)	154
21,400	Berjaya Sports Toto Berhard (Hotels, Restaurants & Leisure)	26
3,800	British American Tobacco Malaysia Berhad (Tobacco)	69
35,200	Bumi Armada Berhad (Energy Equipment & Services)	42
145,600	CIMB Group Holdings Berhad (Banks)	320
55,600	Dialog Group Berhad (Construction & Engineering)	61
105,400	DiGi.com Berhad (Wireless Telecommunication Services)	175
40,100	Felda Global Ventures Holdings Berhad (Food Products)	57
51,400	Gamuda Berhad (Construction & Engineering)	75
59,500	Genting Berhad (Hotels, Restaurants & Leisure)	183
85,400	Genting Malaysia Berhad (Hotels, Restaurants & Leisure)	110
7,800	Genting Plantations Berhad (Food Products)(a)	26
17,000	Hong Leong Bank Berhad (Banks)	74
9,200	Hong Leong Financial Group Berhad (Banks)	44
67,200	Ihh Healthcare Berhad (Health Care Providers & Services)(a)	79
37,800	IJM Corp. Berhad (Construction & Engineering)	71
85,500	IOI Corp. Berhad (Food Products)	126
39,800	IOI Properties Group Berhad (Real Estate Management & Development)(a)	32
13,800	Kuala Lumpur Kepong Berhad (Food Products)	102
11,600	Lafarge Malayan Cement Berhad (Construction Materials)	32
129,400	Malayan Banking Berhad (Banks)	385
21,200	Malaysia Airports holdings Berhad (Transportation Infrastructure)(a)	52
67,200	Maxis Berhad (Wireless Telecommunication Services)	143
31,700	MISC Berhad (Marine)(a)	67
32,100	MMC Corp. Berhad (Industrial Conglomerates)	28
22,000	Parkson Holdings Berhad (Multiline Retail)	20
76,600	Petronas Chemicals Group Berhad (Chemicals)	162
7,000	Petronas Dagangan Berhad (Oil, Gas & Consumable Fuels)	66
16,100	Petronas Gas Berhad (Gas Utilities)	117
13,300	PPB Group Berhad (Food Products)	68
30,400	Public Bank Berhad (Banks)	179
22,600	RHB Capital Berhad (Banks)	58
106,400	SapuraKencana Petroleum Berhad (Energy Equipment & Services)(a)	147

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Malaysia (continued)
74,100	Sime Darby Berhad (Industrial Conglomerates)	$211
34,800	Telekom Malaysia Berhad (Diversified Telecommunication Services)	63
83,000	Tenega Nasional Berhad (Electric Utilities)	304
49,300	UEM Sunrise Berhad (Real Estate Management & Development)	34
16,100	UMW Holdings Berhad (Automobiles)	54
160,700	YTL Corp. Berhad (Multi-Utilities)	75
79,000	YTL Power International Berhad (Multi-Utilities)(a)	38
		4,362
	Mexico — 0.57%
83,600	Alfa SAB de CV, Class - A (Industrial Conglomerates) *	212
1,040,600	America Movil SAB de CV (Wireless Telecommunication Services) *	1,038
9,700	Arca Continental SAB de CV (Beverages) *	58
336,600	Cemex SAB de CV (Construction Materials) *(a)	427
12,300	Coca-Cola FEMSA SAB de CV, Series L (Beverages) *	129
33,200	Compartamos SAB de CV (Consumer Finance) *	61
12,400	Controladora Comercial Mexicana SAB de CV (Food & Staples Retailing) *	51
5,400	El Puerto de Liverpool SAB de CV, Class 1 (Multiline Retail) * (a)	59
39,700	Fibra Uno Amdinistracion SA (Real Estate Investment Trusts) *	128
57,200	Fomento Economico Mexicano SAB de CV (Beverages) *	534
24,200	Genomma Lab Internacional SAB de CV, B Shares (Pharmaceuticals)*(a)	62
9,100	Grupo Aeroportuario del Pacifico SAB de CV, B Shares (Transportation Infrastructure) *	53
6,200	Grupo Aeroportuario del Sureste SAB de CV, Class - B (Transportation Infrastructure) *	76
49,700	Grupo Bimbo SAB de CV (Food Products) *	134
16,100	Grupo Carso SAB de CV, Series A1 (Industrial Conglomerates) *	84
10,900	Grupo Comercial Chedraui SAB de CV (Food & Staples Retailing) *	32
74,100	Grupo Financiero Banorte SAB de CV (Banks) *	501
68,700	Grupo Financiero Inbursa SAB de CV, Class - O (Banks) *	178
53,800	Grupo Financiero Santander Mexico SAB de CV, Class - B (Banks) *(a)	132
113,100	Grupo Mexico SAB de CV, Series B (Metals & Mining) *	357
93,250	Grupo Televisa SA, ADR (Media) *	3,104
76,100	Grupo Televisa SAB de CV (Media) *	508
5,200	Industrias CH SAB de CV, Series B (Metals & Mining) *(a)	29
4,115	Industrias Penoles SAB de CV (Metals & Mining) *	107
46,900	Kimberly-Clark de Mexico SAB de CV, Class - A (Household Products) *	125
31,900	Mexichem SAB de CV (Chemicals) *	112
19,800	Minera Frisco SAB de CV, Class - A1 (Metals & Mining) *(a)	39
21,400	Ohl Mexico SAB de CV (Transportation Infrastructure) *(a)	56
8,000	Promotora y Operadora de Infraestructura SAB de CV (Construction & Engineering) *(a)	107
155,400	Wal-Mart de Mexico SAB de CV, Series V (Food & Staples Retailing) *	371
		8,864
	Netherlands — 4.07%
43,647	AEGON NV (Insurance)	402
104,519	Akzo Nobel NV (Chemicals)	8,524
91,446	ASML Holding NV (Semiconductors & Semiconductor Equipment)	8,511
8,061	ASML Holding NV - NYS (Semiconductors & Semiconductor Equipment)*	753
2,068	Corio NV (Real Estate Investment Trusts)	94
4,450	Delta Lloyd NV (Insurance)	123
6,715	European Aeronautic Defence & Space Co. (Aerospace & Defense)	481
18,003	Fugro NV (Energy Equipment & Services)	1,106
34,843	Gemalto NV (Software)	4,061
91,547	Koninklijke Ahold NV (Food & Staples Retailing)	1,838
7,488	Koninklijke Boskalis Westminster NV (Construction & Engineering)	412
58,974	Koninklijke DSM NV (Chemicals)	4,044
109,032	Koninklijke Philips Electronics NV (Industrial Conglomerates)	3,835
11,728	Randstad Holding NV (Professional Services)	686
333,675	Reed Elsevier NV (Media)	7,219
345,810	TNT NV (Air Freight & Logistics)(a)	1,576
362,045	Unilever NV (Food Products)	14,892
28,979	Wolters Kluwer NV (Media)	817
38,600	Yandex NV (Internet Software & Services)*(a)	1,165
71,481	Ziggo NV (Diversified Telecommunication Services)(b)	3,174
		63,713
	New Zealand — 0.05%
156,000	Infratil Ltd. (Electric Utilities)	306
218,323	Telecom Corp. of New Zealand Ltd. (Diversified Telecommunication Services)	463
		769
	Nigeria — 0.02%
328,930	Nigerian Breweries PLC (Beverages)	305

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Norway — 0.55%
9,660	Gjensidige Forsikring ASA (Insurance)	$196
149,229	Orkla ASA (Food Products)	1,273
217,931	Statoil ASA (Oil, Gas & Consumable Fuels)	6,153
23,770	Yara International ASA (Chemicals)	1,053
		8,675
	Papua New Guinea — 0.15%
306,111	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	2,402

	Peru — 0.02%
5,500	Compania de Minas Buenaventura SA - Sponsored ADR (Metals & Mining)*	69
2,100	Credicorp Ltd. (Banks)*	290
		359
	Philippines — 0.07%
56,900	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	71
53,100	Aboitiz Power Corp. (Independent Power and Renewable Electricity Producers)	45
60,300	Alliance Global Group, Inc. (Industrial Conglomerates)	38
5,450	Ayala Corp. (Diversified Financial Services)	71
163,700	Ayala Land, Inc. (Real Estate Management & Development)	109
22,490	Bank of the Philippine Islands (Banks)	43
43,320	BDO Unibank, Inc. (Banks)	83
23,160	DMCI Holdings, Inc. (Industrial Conglomerates)	36
248,700	Energy Development Corp. (Independent Power and Renewable Electricity Producers)	31
1,060	Globe Telecom, Inc. (Wireless Telecommunication Services)	39
15,140	International Container Terminal Services, Inc. (Transportation Infrastructure)	37
70,900	JG Summit Holdings, Inc. (Industrial Conglomerates)	78
12,380	Jollibee Foods Corp. (Hotels, Restaurants & Leisure)	47
324,000	Metro Pacific Investments Corp. (Diversified Financial Services)	34
8,780	Metropolitan Bank & Trust Co. (Banks)	15
1,260	Philippine Long Distance Telephone Co. (Wireless Telecommunication Services)	77
4,130	SM Investments Corp. (Industrial Conglomerates)	65
176,200	SM Prime Holdings, Inc. (Real Estate Management & Development)	58
25,390	Universal Robina Corp. (Food Products)	81
		1,058
	Poland — 0.13%
1,346	Alior Bank SA (Banks)(a)	39
971	Bank Handlowy w Warszawie SA (Banks)	37
13,300	Bank Millennium SA (Banks)(a)	39
3,824	Bank Pekao SA (Banks)	249
819	Bank Zachodni WBK SA (Banks)	112
5,459	Cyfrowy Polsat SA (Media)(a)	39
6,568	Enea SA (Electric Utilities)(a)	35
2,620	Eurocash SA (Food & Staples Retailing)	35
1,261	Grupa Azoty SA (Chemicals)	25
2,309	Grupa Lotos SA (Oil, Gas & Consumable Fuels)(a)	29
1,275	Jastrzebska Spolka Weglowa SA (Metals & Mining)	19
4,122	KGHM Polska Miedz SA (Metals & Mining)	149
439	mBank (Banks)(a)	78
21,551	PGE SA (Electric Utilities)	135
9,595	Polski Koncern Naftowy Orlen SA (Oil, Gas & Consumable Fuels)	137
52,480	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	77
25,803	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	363
1,628	Powszechny Zaklad Ubezpieczen SA (Insurance)	231
16,485	Synthos SA (Chemicals)	27
32,573	Tauron Polska Energia SA (Electric Utilities)	56
19,720	Telekomunikacja Polska SA (Diversified Telecommunication Services)	68
		1,979
	Portugal — 0.15%
329,893	EDP - Energias de Portugal SA (Electric Utilities)	1,531
206,300	Portugal Telecom SGPS SA - Registered (Diversified Telecommunication Services)	878
		2,409
	Russia — 0.41%
10,060,000	Federal Grid Co. Unified Energy System JSC (Electric Utilities)(a)	22
3,371,000	Federal Hydrogenerating Co. (Electric Utilities)	54
349,920	Gazprom OAO (Oil, Gas & Consumable Fuels)	1,353
1,237	JSFC Sistema - Sponsored GDR, Registered Shares (Wireless Telecommunication Services)	28
7,245	LUKOIL - Sponsored ADR (Oil, Gas & Consumable Fuels)*	405
15,099	LUKOIL OAO (Oil, Gas & Consumable Fuels)	845
2,582	Magnit OJSC - Sponsored GDR, Registered Shares (Food & Staples Retailing)	141
5,194	Magnit OJSC - Sponsored GDR, Registered Shares (Food & Staples Retailing)	285

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Russia (continued)
2,606	MegaFon OAO - Sponsored GDR (Wireless Telecommunication Services)	$73
1,657	Mining and Metallurgical Co. Norilsk Nickel OJSC (Metals & Mining)	278
15,500	Mobile TeleSystems OJSC - Sponsored ADR (Wireless Telecommunication Services)*	272
895	Novatek OAO, GDR (Oil, Gas & Consumable Fuels)	99
1,812	NovaTek OAO - Sponsored GDR, Registered Shares (Oil, Gas & Consumable Fuels)	200
33,780	Rosneft Oil (Oil, Gas & Consumable Fuels)	226
8,300	Rostelecom OJSC (Diversified Telecommunication Services)	20
319,120	Sberbank of Russia (Banks)	764
45,432	Sberbank of Russia - Sponsored ADR (Banks)*	444
6,830	Severstal (Metals & Mining)	52
2,588	Sistema JSFC- Registered, GDR (Wireless Telecommunication Services)	58
208,800	Surgutneftegas (Oil, Gas & Consumable Fuels)	154
42,250	Tatneft, Class - S (Oil, Gas & Consumable Fuels)	241
40,120	Uralkali OJSC (Chemicals)	192
158,990,000	VTB Bank OJSC (Banks)	180
		6,386
	Singapore — 1.34%
271,000	Ascendas Real Estate Investment Trust (Real Estate Investment Trusts)	487
265,624	CapitaCommercial Trust (Real Estate Investment Trusts)	315
322,000	CapitaMall Trust (Real Estate Investment Trusts)	485
453,494	ComfortDelGro Corp. Ltd. (Road & Rail)	718
232,977	DBS Group Holdings Ltd. (Banks)	3,002
161,000	Global Logistic Properties Ltd. (Real Estate Management & Development)	340
1,391,429	Hutchison Port Holdings Trust (Transportation Infrastructure)	905
14,000	Jardine Cycle & Carriage Ltd. (Distributors)	505
347,480	Keppel Corp. Ltd. (Industrial Conglomerates)	3,015
93,000	Keppel Land Ltd. (Real Estate Management & Development)	249
870,608	Olam International Ltd. (Food & Staples Retailing)	1,542
380,000	SembCorp Industries Ltd. (Industrial Conglomerates)	1,663
483,000	SembCorp Marine Ltd. (Machinery)	1,558
59,601	Singapore Exchange Ltd. (Diversified Financial Services)	329
385,895	Singapore Press Holdings Ltd. (Media)	1,290
1,398,480	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	4,066
526,443	Yangzijiang Shipbuilding Holdings Ltd. (Machinery)	453
		20,922
	South Africa — 0.59%
43,895	African Bank Investments Ltd. (Diversified Financial Services)	45
3,271	African Rainbow Minerals Ltd. (Metals & Mining)	65
1,977	Anglo Platinum Ltd. (Metals & Mining)(a)	89
11,968	AngloGold Ashanti Ltd. (Metals & Mining)	205
10,114	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	270
1,027	Assore Ltd. (Metals & Mining)	40
10,486	Barclays Africa Group Ltd. (Banks)	149
6,623	Barloworld Ltd. (Trading Companies & Distributors)	69
8,610	Bidvest Group Ltd. (Industrial Conglomerates)	228
8,906	Discovery Ltd. (Insurance)	71
4,303	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	57
90,085	FirstRand Ltd. (Diversified Financial Services)	309
23,078	Gold Fields Ltd. (Metals & Mining)	87
55,514	Growthpoint Properties Ltd. (Real Estate Investment Trusts)	128
11,776	Harmony Gold Mining Co. Ltd. (Metals & Mining)(a)	36
15,865	Impala Platinum Holdings Ltd. (Metals & Mining)	180
5,712	Imperial Holdings Ltd. (Distributors)	102
8,413	Investec Ltd. (Capital Markets)	68
2,253	Kumba Iron Ore Ltd. (Metals & Mining)	81
3,592	Liberty Holdings Ltd. (Insurance)	42
27,750	Life Healthcare Group Holdings Ltd. (Health Care Providers & Services)	102
3,446	Massmart Holdings Ltd. (Food & Staples Retailing)	45
11,339	Mediclinic International Ltd. (Health Care Providers & Services)	81
32,766	MMI Holdings Ltd. (Insurance)	77
7,130	Mr. Price Group Ltd. (Specialty Retail)	107
49,883	MTN Group Ltd. (Wireless Telecommunication Services)	1,022
18,270	Nampak Ltd. (Containers & Packaging)	63
11,691	Naspers Ltd. (Media)	1,289
6,102	Nedbank Group Ltd. (Banks)	130
29,026	Netcare Ltd. (Health Care Providers & Services)	64
9,683	Northam Platinum Ltd. (Metals & Mining)(a)	36
7,987	Pick n Pay Stores Ltd. (Food & Staples Retailing)	39
16,895	PPC Ltd. (Construction Materials)	47
93,374	Redefine Properties Ltd. (Real Estate Investment Trusts)	85

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Africa (continued)
14,078	Remgro Ltd. (Diversified Financial Services)	$274
5,271	Reunert Ltd. (Industrial Conglomerates)	32
20,460	RMB Holdings Ltd. (Diversified Financial Services)	93
20,852	RMI Holdings Ltd. (Insurance)	57
4,730	Samsung Heavy Industries Co. Ltd. (Machinery)	142
52,672	Sanlam Ltd. (Insurance)	289
17,590	Sappi Ltd. (Paper Products)(a)	62
16,298	Sasol Ltd. (Oil, Gas & Consumable Fuels)	913
37,253	Shoprite Holdings Ltd. (Food & Staples Retailing)	562
35,608	Standard Bank Group Ltd. (Banks)	469
39,852	Steinhoff International Holdings Ltd. (Household Durables)	193
5,896	The Foschini Group Ltd. (Specialty Retail)	60
5,418	The Spar Group Ltd. (Food & Staples Retailing)	63
4,842	Tiger Brands Ltd. (Food Products)	125
13,135	Truworths International Ltd. (Specialty Retail)	96
10,911	Vodacom Group Ltd. (Wireless Telecommunication Services)	135
22,625	Woolworths Holdings Ltd. (Multiline Retail)	158
		9,231
	South Korea — 2.08%
94	Amorepacific Corp. (Personal Products)	111
83	Amorepacific Group (Personal Products)	40
4,940	BS Financial Group, Inc. (Banks)	70
1,843	Celltrion, Inc. (Pharmaceuticals)	76
1,431	Cheil Industries, Inc. (Chemicals)	97
2,690	Cheil Worldwide, Inc. (Media)(a)	61
245	CJ Cheiljedang Corp. (Food Products)	66
454	CJ Corp. (Industrial Conglomerates)(a)	58
1,590	Coway Co. Ltd. (Household Durables)	111
815	Daelim Industrial Co. Ltd. (Construction & Engineering)	67
3,090	Daewoo Engineering & Construction Co. Ltd. (Construction & Engineering)(a)	23
1,370	Daewoo International Corp. (Trading Companies & Distributors)	50
5,070	Daewoo Securities Co. Ltd. (Capital Markets)(a)	39
2,810	Daewoo Shipbuilding & Marine Engineering Co. Ltd. (Machinery)	85
4,470	DGB Financial Group, Inc. (Banks)	65
1,260	Dongbu Insurance Co. Ltd. (Insurance)	65
268	Doosan Corp. (Industrial Conglomerates)	35
1,410	Doosan Heavy Industries & Construction Co. Ltd. (Construction & Engineering)	47
4,220	Doosan Infracore Co. Ltd. (Machinery)(a)	55
624	E-Mart Co. Ltd. (Food & Staples Retailing)	143
1,070	GS Engineering & Construction Corp. (Construction & Engineering)(a)	37
1,574	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	71
1,110	Halla Climate Control Corp. (Auto Components)	51
8,250	Hana Financial Group, Inc. (Banks)	303
2,201	Hankook Tire Co. Ltd. (Auto Components)	125
2,680	Hanwha Chemical Corp. (Chemicals)	49
1,430	Hanwha Corp. (Chemicals)	43
510	Honam Petrochemical Corp. (Chemicals)	91
15,740	Hynix Semiconductor, Inc. (Semiconductors & Semiconductor Equipment)(a)	535
788	Hyosung Corp. (Chemicals)	57
451	Hyundai Department Store (Multiline Retail)	60
1,690	Hyundai Development Co. (Construction & Engineering)	48
2,100	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	110
374	Hyundai Glovis Co. Ltd. (Air Freight & Logistics)	85
1,223	Hyundai Heavy Industries Co. Ltd. (Machinery)	242
1,900	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	55
2,100	Hyundai Merchant Marine Co. Ltd. (Marine)(a)	20
318	Hyundai Mipo Dockyard Co. (Machinery)	47
6,879	Hyundai Mobis Co. Ltd. (Auto Components)	2,042
4,578	Hyundai Motor Co. Ltd. (Automobiles)	1,083
3,370	Hyundai Securities Co. Ltd. (Capital Markets)(a)	21
2,084	Hyundai Steel Co. (Metals & Mining)	135
464	Hyundai Wia Corp. (Auto Components)	75
6,770	Industrial Bank of Korea (Banks)	86
910	Jinro Ltd. (Beverages)	20
2,770	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	81
11,530	KB Financial Group, Inc. (Banks)	405
135	KCC Corp. (Building Products)	69
7,746	Kia Motors Corp. (Automobiles)	433
1,180	Korea Aerospace Industries Ltd. (Aerospace & Defense)	38
80,640	Korea Electric Power Corp. (Electric Utilities	2,769
867	Korea Gas Corp. (Gas Utilities)(a)	51
1,280	Korea Investment Holdings Co. Ltd. (Capital Markets)	44
442	Korea Kumho Petrochemical Co. Ltd. (Chemicals)	37
6,430	Korea Life Insurance Co. Ltd. (Insurance)	42
249	Korea Zinc Co. Ltd. (Metals & Mining)	78
900	Korean Air Lines Co. Ltd. (Airlines)(a)	33
2,040	KT Corp. (Diversified Telecommunication Services)	57
46,553	KT&G Corp. (Tobacco)	3,508

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
1,367	LG Chem Ltd. (Chemicals)	$326
2,656	LG Corp. (Industrial Conglomerates)	145
6,940	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)(a)	175
3,106	LG Electronics, Inc. (Household Durables)	190
899	LG Household & Health Care Ltd. (Household Products)	389
362	LG Innotek Co. Ltd. (Electronic Equipment, Instruments & Components)(a)	35
6,680	LG UPlus Corp. (Diversified Telecommunication Services)	65
21	Lotte Confectionery Co. Ltd. (Food Products)	36
325	Lotte Shopping Co. Ltd. (Multiline Retail)	102
579	LS Corp. (Electrical Equipment)	42
491	LS Industrial Systems Co. Ltd. (Electrical Equipment)	31
770	Mirae Asset Securities Co. Ltd. (Capital Markets)	30
1,145	Naver Corp. (Internet Software & Services)	837
459	NCsoft Corp. (Software)	94
394	NHN Entertainment Corp. (Software)(a)	36
499	OCI Co. Ltd. (Chemicals)(a)	84
488	Orion Corp. (Food Products)	377
1,921	POSCO (Metals & Mining)	537
498	S1 Corp. (Commercial Services & Supplies)	42
3,667	Samsung C&T Corp. (Trading Companies & Distributors)	213
1,190	Samsung Card Co. Ltd. (Consumer Finance)	39
1,774	Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	116
6,693	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	8,466
874	Samsung Engineering Co. Ltd. (Construction & Engineering)(a)	59
1,038	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	234
1,698	Samsung Life Insurance Co. Ltd. (Insurance)	161
1,003	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	152
1,840	Samsung Securities Co. Ltd. (Capital Markets)	68
1,101	Samsung Techwin Co. Ltd. (Industrial Conglomerates)	60
12,710	Shinhan Financial Group Co. Ltd. (Banks)	562
215	Shinsegae Co. Ltd. (Multiline Retail)	47
675	SK C&C Co. Ltd. (IT Services)	95
776	SK Holdings Co. Ltd. (Industrial Conglomerates)	141
1,782	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	206
3,810	SK Networks Co. Ltd. (Trading Companies & Distributors)(a)	34
17,479	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	3,550
1,330	S-Oil Corp. (Oil, Gas & Consumable Fuels)	77
10,980	Woori Finance Holdings Co. Ltd. (Banks)(a)	125
3,690	Woori Investment & Securities Co. Ltd. (Capital Markets)	31
229	Yuhan Corp. (Pharmaceuticals)	39
		32,548
	Spain — 2.28%
78,338	Abertis Infraestructuras SA (Transportation Infrastructure)	1,790
30,420	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	1,196
284,872	Banco Bilbao Vizcaya SA (Banks)	3,425
1,130,937	Banco Santander SA (Banks)	10,796
302,728	CaixaBank SA (Banks)	1,948
4,918	Cemex Latam Holdings SA (Construction Materials)(a)	41
39,165	Corporacion Mapfre (Insurance)	165
9,716	Enagas (Gas Utilities)	296
163,865	Ferrovial SA (Construction & Engineering)	3,552
17,818	Gas Natural SDG SA (Gas Utilities)	501
13,446	Grifols SA, ADR (Biotechnology)*	555
24,003	Grifols SA (Biotechnology)	1,316
241,702	Iberdrola SA (Electric Utilities)	1,691
5,888	Industria de Diseno Textil SA (Specialty Retail)	883
5,509	Red Electrica Corporacion SA (Electric Utilities)	448
175,600	Repsol YPF SA (Oil, Gas & Consumable Fuels)	4,484
44,673	Tecnicas Reunidas SA (Energy Equipment & Services)	2,525
		35,612
	Sweden — 2.65%
60,174	Assa Abloy AB, Class - B (Building Products)	3,206
68,202	Boliden AB (Metals & Mining)	1,039
168,571	Electrolux AB, Series B (Household Durables)	3,693
221,493	Hennes & Mauritz AB, B Shares (Specialty Retail)	9,450
100,719	Husqvarna (Household Durables)	703
7,681	Industrivarden AB, C Shares (Diversified Financial Services)	149
176,731	Nordea Bank AB (Banks)	2,508
265,876	Sandvik AB (Machinery)	3,762
79,792	Scania AB, B Shares (Machinery)	2,349
78,080	Securitas AB, B Shares (Commercial Services & Supplies)	905
237,120	Skandinaviska Enskilda Banken AB, Class - A (Banks)	3,258

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
88,636	Skanska AB, B Shares (Construction & Engineering)	$2,090
73,642	Svenska Handelsbanken AB, A Shares (Banks)	3,702
56,458	Swedbank AB, A Shares (Banks)	1,516
39,706	Tele2 AB, B Shares (Wireless Telecommunication Services)	493
296,931	TeliaSonera AB (Diversified Telecommunication Services)	2,243
23,812	Volvo AB, B Shares (Machinery)	379
		41,445
	Switzerland — 9.67%
665,496	ABB Ltd. - Registered (Electrical Equipment)	17,195
14,528	Actelion Ltd. - Registered (Biotechnology)	1,377
3,408	Baloise Holding AG - Registered (Insurance)	429
54,363	Clariant AG (Chemicals)	1,057
28,423	Compagnie Financiere Richemont SA - Registered (Textiles, Apparel & Luxury Goods)(a)	2,716
24,797	Credit Suisse Group AG - Registered (Capital Markets)	803
9,684	DKSH Holding Ltd. (Professional Services)	771
3,596	Givaudan SA - Registered (Chemicals)	5,564
32,337	Holcim Ltd. - Registered (Construction Materials)	2,681
12,979	Kuehne & Nagel International (Marine)	1,817
324,752	Nestle SA (Food Products)	24,451
307,475	Novartis AG - Registered (Pharmaceuticals)	26,114
4,123	Partners Group Holding AG (Capital Markets)	1,158
113,993	Roche Holding AG - Genusscheine (Pharmaceuticals)	34,296
1,042	SGS SA - Registered (Professional Services)	2,570
6,671	Swiss Prime Site AG - Registered (Real Estate Management & Development)	567
29,895	Swiss Re AG (Insurance)	2,775
6,057	Swisscom AG - Registered (Diversified Telecommunication Services)	3,722
3,268	Syngenta AG - Registered (Chemicals)	1,241
4,957	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	3,111
5,379	The Swatch Group AG - Registered (Textiles, Apparel & Luxury Goods)	624
490,740	UBS AG - Registered (Capital Markets)	10,158
20,454	Zurich Financial Services AG (Insurance)	6,284
		151,481
	Taiwan — 0.89%
75,000	Acer, Inc. (Technology Hardware, Storage & Peripherals)(a)	44
181,000	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	201
8,000	Advantech Co. Ltd. (Technology Hardware, Storage & Peripherals)	52
65,000	Asia Cement Corp. (Construction Materials)	81
52,000	Asia Pacific Telecom Co. Ltd. (Diversified Telecommunication Services)(a)	24
19,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	188
263,000	AU Optronics Corp. (Electronic Equipment, Instruments & Components)(a)	93
20,000	Catcher Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	145
17,662	Catcher Technology Co. Ltd. - Sponsored GDR, Registered Shares (Technology Hardware, Storage & Peripherals)(a)	640
223,000	Cathay Financial Holding Co. Ltd. (Insurance)	326
136,000	Chang Hwa Commercial Bank Ltd. (Banks)(a)	81
46,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	132
14,000	Cheng Uei Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	30
15,000	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	39
85,000	China Airlines Ltd. (Airlines)(a)	28
416,000	China Development Financial Holding Corp. (Banks)	119
59,000	China Life Insurance Co. Ltd. (Insurance)(a)	54
21,000	China Motor Corp. (Automobiles)	19
58,000	China Petrochemical Development Corp. (Chemicals)	24
337,000	China Steel Corp. (Metals & Mining)	284
378,000	Chinatrust Financial Holding Co. Ltd. (Banks)	237
107,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	330
17,000	Clevo Co. (Technology Hardware, Storage & Peripherals)	34
123,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	87
18,000	CTCI Corp. (Construction & Engineering)	27
53,000	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	328
151,000	E.Sun Financial Holding Co. Ltd. (Banks)(a)	91
5,000	Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)(a)	58
25,000	Epistar Corp. (Semiconductors & Semiconductor Equipment)	60

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
59,000	EVA Airways Corp. (Airlines)(a)	$30
61,000	Evergreen Marine Corp. Ltd. (Marine)(a)	36
39,000	Far Eastern Department Stores Ltd. (Multiline Retail)	34
86,000	Far Eastern New Century Corp. (Industrial Conglomerates)	92
46,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	97
16,000	Farglory Land Development Co. Ltd. (Real Estate Management & Development)	27
14,000	Feng Hsin Iron & Steel Co. Ltd. (Metals & Mining)	24
201,000	First Financial Holdings Co. Ltd. (Banks)	120
92,000	Formosa Chemicals & Fibre Corp. (Chemicals)	223
1,000	Formosa International Hotels Corp. (Hotels, Restaurants & Leisure)(a)	12
32,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	82
119,000	Formosa Plastics Corp. (Chemicals)	299
23,000	Formosa Taffeta Co. Ltd. (Textiles, Apparel & Luxury Goods)	26
24,000	Foxconn Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	57
187,000	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	254
8,000	Giant Manufacturing Co. Ltd. (Leisure Products)(a)	54
1,000	Hermes Microvision, Inc. (Semiconductors & Semiconductor Equipment)(a)	40
9,000	Highwealth Construction Corp. (Real Estate Management & Development)	21
5,000	Hiwin Technologies Corp. (Machinery)(a)	49
329,000	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	934
7,000	Hotai Motor Co. Ltd. (Specialty Retail)(a)	85
21,000	HTC Corp. (Technology Hardware, Storage & Peripherals)	106
154,000	Hua Nan Financial Holdings Co. Ltd. (Banks)	87
207,000	Innolux Corp. (Electronic Equipment, Instruments & Components)(a)	71
68,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	67
9,000	Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)	33
3,000	Largan Precision Co. Ltd. (Electronic Equipment, Instruments & Components)	143
19,000	LCY Chemical Corp. (Chemicals)	22
62,000	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	93
42,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	621
262,000	Mega Financial Holding Co. Ltd. (Banks)	203
6,000	Merida Industry Co. Ltd. (Leisure Products)	40
20,000	Nan Kang Rubber Tire Co. Ltd. (Auto Components)(a)	24
140,000	Nan Ya Plastics Corp. (Chemicals)	297
16,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	74
49,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	73
4,000	Phison Electronics Corp. (Semiconductors & Semiconductor Equipment)(a)	26
60,000	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	85
22,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	33
16,000	President Chain Store Corp. (Food & Staples Retailing)	113
129,000	President Enterprises Corp. (Food Products)	224
72,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	194
13,000	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	53
14,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)(a)	42
19,000	Ruentex Development Co. Ltd. (Real Estate Management & Development)(a)	35
15,000	Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)(a)	36
6,000	ScinoPharm Taiwan Ltd. (Pharmaceuticals)(a)	16
202,000	Shin Kong Financial Holding Co. Ltd. (Insurance)	64
87,000	Siliconware Precision Industries Co. (Semiconductors & Semiconductor Equipment)	116
8,000	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	38
219,000	SinoPac Financial Holdings Co. Ltd. (Banks)	106
9,000	Standard Foods Corp. (Food Products)	25
38,000	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	61
229,000	Taishin Financial Holding Co. Ltd. (Banks)	104
192,000	Taiwan Business Bank (Banks)(a)	57
98,000	Taiwan Cement Corp. (Construction Materials)	152
185,000	Taiwan Cooperative Financial Holding Co. Ltd. (Banks)(a)	99
24,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	50

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
27,000	Taiwan Glass Industry Corp. (Building Products)	$26
48,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	151
729,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,868
55,000	Teco Electric & Machinery Co. Ltd. (Electrical Equipment)	61
7,000	Tpk Holding Co. Ltd. (Electronic Equipment, Instruments & Components)	42
7,000	Transcend Information, Inc. (Semiconductors & Semiconductor Equipment)	23
20,000	TSRC Corp. (Chemicals)	30
15,000	U-Ming Marine Transport Corp. (Marine)	25
43,000	Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	35
352,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	149
22,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)(a)	33
109,000	Walsin Lihwa Corp. (Electrical Equipment)(a)	35
27,000	Wan Hai Lines Ltd. (Marine)	13
69,000	Wistron Corp. (Technology Hardware, Storage & Peripherals)	57
43,000	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	52
60,000	Yang Ming Marine Transport (Marine)(a)	25
236,000	Yuanta Financial Holding Co. Ltd. (Capital Markets)	119
24,000	Yulon Motor Co. Ltd. (Automobiles)	40
		13,919
	Thailand — 0.16%
30,900	Advanced INFO Service PCL (Wireless Telecommunication Services)	216
12,600	Airports of Thailand Public Co. Ltd. (Transportation Infrastructure)	76
27,900	Bangkok Bank Public Co. Ltd. - NVDR (Banks)	154
9,200	Bangkok Dusit Medical Services Public Co. Ltd. (Health Care Providers & Services)	38
38,000	Banpu Public Co. Ltd. - NVDR (Oil, Gas & Consumable Fuels)	33
29,200	BEC World Public Co. Ltd. - NVDR (Media)	49
175,800	BTS Group Holdings PCL - NVDR (Road & Rail)	46
40,000	Central Pattana PCL - NVDR (Real Estate Management & Development)	58
81,600	Charoen Pokphand Foods PCL - NVDR (Food Products)	71
131,200	CP All PCL (Food & Staples Retailing)	176
17,300	Glow Energy PCL - NVDR (Independent Power and Renewable Electricity Producers)	41
92,500	Home Product Center Public Co. Limited (Specialty Retail)	28
47,700	Indorama Ventures PCL - NVDR (Chemicals)	34
351,900	IRPC PCL - NVDR (Oil, Gas & Consumable Fuels)	37
58,200	Kasikornbank Public Co. Ltd. (Banks)	320
107,800	Krung Thai Bank Public Co. Ltd. - NVDR (Banks)	62
49,200	Minor International PCL (Hotels, Restaurants & Leisure)	38
41,200	PTT Exploration & Production PCL - NVDR (Oil, Gas & Consumable Fuels)	200
50,200	PTT Global Chemical PCL - NVDR (Chemicals)	112
25,500	PTT Public Co. Ltd. (Oil, Gas & Consumable Fuels)	234
52,400	Siam Commercial Bank Public Co. Ltd. - NVDR (Banks)	255
26,700	Thai Oil PCL - NVDR (Oil, Gas & Consumable Fuels)	44
10,100	The Siam Cement Public Co. Ltd. - NVDR (Construction Materials)	131
436,800	TMB Bank PCL - NVDR (Banks)	33
165,900	True Corp. PCL - NVDR (Diversified Telecommunication Services)(a)	35
		2,521
	Turkey — 0.11%
53,083	Akbank TAS (Banks)	168
6,037	Anadolu EFES Biracilik VE Malt Sanayii A/S (Beverages)	67
6,942	Arcelik A/S (Household Durables)	39
6,281	Bim Birlesik Magazalar A/S (Food & Staples Retailing)	141
1,899	Coca-Cola Icecek A/S (Beverages)	46
59,512	Emlak Konut Gayrimenkul Yatirim (Real Estate Investment Trusts)	70
10,441	Enka Insaat ve Sanayi AS (Industrial Conglomerates)	31
42,091	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	55
2,121	Ford Otomotiv Sanayi A/S (Automobiles)	22
23,989	Haci OMER Sabanci Holding (Diversified Financial Services)	93
18,402	KOC Holdings A/S (Industrial Conglomerates)	78
1,298	Koza Altin Isletmeleri A/S (Metals & Mining)	11
5,049	TAV Havalimanlari Holding A/S (Transportation Infrastructure)	41
3,854	Tofas Turk Otomobil Fabrikasi A/S (Automobiles)	22
3,770	Tupras-Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	80

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Turkey (continued)
16,289	Turk Hava Yollari Anonim Ortakligi (Airlines)	$50
12,992	Turk Telekomunikasyon A/S (Diversified Telecommunication Services)	36
22,309	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services)(a)	125
68,510	Turkiye Garanti Bankasi A/S (Banks)	233
18,527	Turkiye Halk Bankasi A/S (Banks)	115
46,942	Turkiye Is Bankasi A/S, Class - C (Banks)	104
16,334	Turkiye Sise ve Cam Fabrikalari A/S (Industrial Conglomerates)	18
23,039	Turkiye Vakiflar Bankasi TAO, Class - D (Banks)	44
4,274	Ulker Biskuvi Sanayi AS (Food Products)	30
27,181	Yapi ve Kredi Bankasi AS (Banks)	52
		1,771
	United Kingdom — 18.33%
9,934	Admiral Group PLC (Insurance)	237
302,214	Anglo American PLC (Metals & Mining)	7,722
85,535	Antofagasta PLC (Metals & Mining)	1,193
40,100	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	677
4,739	ASOS PLC (Internet & Catalog Retail)(a)	410
233,003	AstraZeneca PLC (Pharmaceuticals)	15,103
386,141	Aviva PLC (Insurance)	3,080
704,460	BAE Systems PLC (Aerospace & Defense)	4,893
288,458	Balfour Beatty PLC (Construction & Engineering)	1,442
1,738,701	Barclays PLC (Banks)	6,765
154,305	BG Group PLC (Oil, Gas & Consumable Fuels)	2,880
437,472	BHP Billiton PLC (Metals & Mining)	13,506
1,700,029	BP PLC (Oil, Gas & Consumable Fuels)	13,657
313,456	British American Tobacco PLC (Tobacco)	17,483
93,563	British Land Co. PLC (Real Estate Investment Trusts)	1,021
66,449	Capital Shopping Centres Group PLC (Real Estate Investment Trusts)	313
59,898	Carnival PLC (Hotels, Restaurants & Leisure)	2,288
281,836	Centrica PLC (Multi-Utilities)	1,550
42,292	Croda International PLC (Chemicals)	1,798
10,951	Diageo PLC (Beverages)	340
25,400	Ensco PLC, ADR (Energy Equipment & Services)*	1,341
7,100	Fidessa Group PLC (Software)(a)	300
488,443	GlaxoSmithKline PLC (Pharmaceuticals)	13,022
121,454	Grainger PLC (Real Estate Management & Development)	488
20,255	Greene King PLC (Hotels, Restaurants & Leisure)	305
338,187	Home Retail Group PLC (Internet & Catalog Retail)	1,222
1,281,117	HSBC Holdings PLC (Banks)	12,970
408,520	HSBC Holdings PLC (HK) (Banks)	4,145
41,516	ICAP PLC (Capital Markets)	262
324,814	Imperial Tobacco Group PLC (Tobacco)	13,133
72,644	Inchcape PLC (Distributors)	783
48,631	Inmarsat PLC (Diversified Telecommunication Services)	589
61,318	InterContinental Hotels Group PLC (Hotels, Restaurants & Leisure)	1,974
490,563	International Consolidated Airlines Group SA (Airlines)(a)(b)	3,412
29,820	Investec PLC (Capital Markets)	241
266,304	J Sainsbury PLC (Food & Staples Retailing)	1,404
34,958	John Wood Group PLC (Energy Equipment & Services)	447
51,879	Johnson Matthey PLC (Chemicals)	2,832
24,476	Land Securities Group PLC (Real Estate Investment Trusts)	417
316,987	Legal & General Group PLC (Insurance)	1,082
54,485	Liberty Global PLC, Series C (Media)*(a)	2,218
39,609	Liberty Global PLC, Class - A (Media)*(a)	1,648
5,775,103	Lloyds Banking Group PLC (Banks)(a)(b)	7,224
136,607	Marks & Spencer Group PLC (Multiline Retail)	1,028
272,382	Meggitt PLC (Aerospace & Defense)	2,184
69,441	Merlin Entertainments PLC (Hotels, Restaurants & Leisure)(a)	436
279,163	Michael Page International PLC (Professional Services)	2,291
292,551	National Grid PLC (Multi-Utilities)	4,020
331,716	Ocado Group PLC (Internet & Catalog Retail)(a)	2,547
226,887	Ophir Energy PLC (Oil, Gas & Consumable Fuels)(a)	909
65,706	Persimmon PLC (Household Durables)	1,476
298,171	Prudential PLC (Insurance)	6,312
72,474	Resolution Ltd. (Insurance)	361
264,764	Rexam PLC (Containers & Packaging)	2,151
328,008	Rio Tinto PLC (Metals & Mining)	18,290
339,551	Rolls-Royce Holdings PLC (Aerospace & Defense)	6,078
300,393	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	10,974
54,682	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	1,998
315,585	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	12,318
157,176	Royal Mail PLC (Air Freight & Logistics)(a)(b)	1,477
472,034	RSA Insurance Group PLC (Insurance)	705
92,251	SABMiller PLC (Beverages)	4,612
73,669	SEGRO PLC (Real Estate Investment Trusts)	408
12,365	Severn Trent PLC (Water Utilities)	376
51,974	SSE PLC (Electric Utilities)	1,273
44,056	Standard Chartered PLC (Banks)	921
126,952	Standard Life PLC (Insurance)	800
2,187,561	Tesco PLC (Food & Staples Retailing)	10,788
244,965	The Sage Group PLC (Software)	1,709
563,155	Thomas Cook Group PLC (Hotels, Restaurants & Leisure)(a)	1,694

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
96,899	Tullow Oil PLC (Oil, Gas & Consumable Fuels)	$1,211
6,853	Unilever PLC (Food Products)	293
37,323	United Utilities Group PLC (Water Utilities)	491
4,545,045	Vodafone Group PLC (Wireless Telecommunication Services)	16,711
9,865	Whitbread PLC (Hotels, Restaurants & Leisure)	685
478,807	William Morrison Supermarkets PLC (Food & Staples Retailing)	1,702
		287,046
	United States — 0.05%
13,399	Nielsen Holdings NV (Professional Services)*	598
4,800	Southern Copper Corp. (Metals & Mining)*	140
1,994	Verizon Communications, Inc. (Diversified Telecommunication Services)(a)	95
		833
	Total Common Stocks	1,523,208

	Preferred Stocks — 0.54%
	Brazil — 0.24%
3,000	AES Tiete SA - Preferred (Independent Power and Renewable Electricity Producers) *	24
62,300	Banco Bradesco SA - Preferred (Banks)*	854
5,700	Banco do Estado do Rio Grande do Sul SA - Preferred, B Shares (Banks) *	33
6,600	Bradespar SA - Preferred (Metals & Mining) *	58
5,000	Braskem SA - Preferred, Class - A (Chemicals) *(a)	39
6,800	Centrais Eletricas Brasileiras SA - Preferred, B Shares (Electric Utilities) *	33
22,400	Companhia Energetica de Minas Gerais SA - Preferred, ADR (Electric Utilities) *	151
4,900	Companhia Energetica de Sao Paulo - Preferred, B Shares (Independent Power and Renewable Electricity Producers) *	57
2,900	Companhia Paranaense de Energia-COPEL - Preferred, B Shares (Electric Utilities) *	38
25,400	Gerdau SA - Preferred (Metals & Mining) *	162
87,400	Itausa - Investimentos Itau SA - Preferred (Banks) *	356
73,000	Klabin SA - Preferred (Containers & Packaging) *	76
12,000	Lojas Americanas SA - Preferred (Multiline Retail) *	88
12,800	Marcopolo SA - Preferred (Machinery) *	26
8,500	Metalurgica Gerdau SA - Preferred (Metals & Mining) *	65
22,300	Oi SA - Preferred (Diversified Telecommunication Services) *	30
124,600	Petroleo Brasileiro SA - Preferred (Oil, Gas & Consumable Fuels) *	862
8,900	Suzano Papel e Celulose SA - Preferred, Class - A (Paper & Forest Products) *	33
8,700	Telefonica Brasil SA - Preferred (Diversified Telecommunication Services) *	184
11,300	Usinas Siderurgicas de Minas Gerais SA - Preferred, Class - A (Metals & Mining) *(a)	51
56,100	Vale SA - Preferred (Metals & Mining) *	699
		3,919
	Chile — 0.01%
7,534	Embotelladora Andina SA - Preferred, B Shares (Beverages) *	27
2,892	Sociedad Quimica y Minera de Chile SA - Preferred, Class - B (Chemicals) *	92
		119
	Colombia — 0.02%
12,993	Bancolombia SA - Preferred (Banks) *	181
3,430	Grupo Argos SA - Preferred (Construction Materials) *	36
56,386	Grupo Aval Acciones y Valores SA - Preferred (Banks) *	37
2,721	Grupo de Inversiones Suramericana - Preferred (Diversified Financial Services) *	51
		305
	Germany — 0.19%
3,796	Bayerische Motoren Werke AG - Preferred (Automobiles)	359
24,465	Henkel AG & Co. KGaA - Preferred (Household Products)	2,633
		2,992
	Russia — 0.02%
47	Ak Transneft OAO - Preferred (Oil, Gas & Consumable Fuels)	102
28,700	Sberbank of Russia - Preferred (Banks)(a)	55
204,900	Surgutneftegas - Preferred (Oil, Gas & Consumable Fuels)	149
		306
	South Korea — 0.06%
1,100	Hyundai Motor Co. Ltd. - Preferred (Automobiles)	157
693	Hyundai Motor Co. Ltd. - Preferred (Automobiles)	89
217	LG Chem Ltd. - Preferred (Chemicals)	30
608	Samsung Electronics Co. Ltd. Preferred (Semiconductors & Semiconductor Equipment)	606
		882
	Total Preferred Stocks	8,523

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Rights — 0.02%
	Chile — 0.00%
1,952	AES Gener SA (Independent Power and Renewable Electricity Producers)(a)(b)	$—

	Hong Kong — 0.00%
166,333	New World Development Co. Ltd. (Real Estate Management & Development)(a)	34

	Russia — 0.00%
31,900	The Moscow Exchange Micex (Diversified Financial Services)(a)	53

	Spain — 0.00%
284,872	Banco Bilbao Vizcaya Argentaria SA (Banks)(a)	67

	United Kingdom — 0.02%
18,985	Intu Properties PLC (Real Estate Investment Trusts)(a)	30
120,223	RSA Insurance Group PLC (Insurance)(a)	67
		97
	Total Rights	251

	Time Deposit — 0.71%
$11,169	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 4/1/14	11,169
	Total Time Deposit	11,169

	Mutual Funds — 1.65%
12,214	Dreyfus Treasury Prime Cash Management Fund, 0.00% (c)	12,214
19	iShares MSCI Emerging Markets Index Fund ETF, 1.78% (c)	774
285	iShares MSCI India ETF	7,535
5,336	SSgA Treasury Money Market Fund, 0.00% (c)	5,336
	Total Mutual Funds	25,859

	Total Investments
	(cost $1,268,987) — 100.23%	1,569,010
	Liabilities in excess of other assets — (0.23%)	(3,676)
	Net Assets - 100.00%	$1,565,334

Amounts designated as "—" are $0 or have been rounded to $0.

*	Security was not fair valued on March 31, 2014 and represents a Level 1 security. All other stocks were fair valued and represent Level 2 securities. Refer to Note 2 in the Notes to Portfolio of Investments.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	The rate disclosed is the rate in effect on March 31, 2014.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
FDR—Fiduciary Depositary Receipt
GDR—Global Depositary Receipt
NVDR—Non-Voting Depositary Receipt
NYS—New York Registered Shares

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2014 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The International Equity Portfolio	Artisan Partners LP	Cadence Capital Management LLC	Capital Guardian Trust Co.	Causeway Capital Management LLC	Mellon Capital Management Corporation	Total

Common Stocks	11.50%	53.12%	14.53%	11.83%	6.33%	97.31%
Preferred Stocks	0.17%	0.02%	-	-	0.35%	0.54%
Rights	-	0.02%	0.00%	-	0.00%	0.02%
Time Deposit	0.10%	-	0.56%	0.05%	-	0.71%
Mutual Funds	-	0.78%	-	-	0.87%	1.65%
Other Assets (Liabilities)	-0.12%	0.12%	0.09%	0.02%	-0.34%	-0.23%
Total Net Assets	11.65%	54.06%	15.18%	11.90%	7.21%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2014.

Currency Contracts
						Unrealized
				Settlement	Value	Appreciation/
Contract Amount			Settlement	Value	on 3/31/14	(Depreciation)
(Local Currency)	Currency	Counterparty	Date	(000)	(000)	(000)
	Currencies Sold
149,000	Canadian Dollar	Bank of New York	4/14/14	$134	$135	$(1)
	Total Currencies Sold			$134	$135	$(1)
	Currencies Purchased
31,189,419	South African Rand	HSBC	4/2/14	$2,916	$2,966	$50
	Total Currencies Purchased			$2,916	$2,966	$50
	Net Unrealized/Appreciation(Depreciation)					$49

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 97.44%
	Australia — 4.62%
81,617	AGL Energy Ltd. (Multi-Utilities)	$1,151
45,221	Amcor Ltd. (Containers & Packaging)	436
424,979	AMP Ltd. (Insurance)	1,967
118,951	APA Group (Gas Utilities)	709
27,548	ASX Ltd. (Diversified Financial Services)	923
412,015	Australia & New Zealand Banking Group Ltd. (Banks)	12,672
43,033	Bank of Queensland Ltd. (Banks)	514
68,988	Bendigo & Adelaide Bank Ltd. (Banks)	729
43,548	BHP Billiton Ltd. (Metals & Mining)	1,476
100,764	Bradken Ltd. (Machinery)	408
574,812	CFS Retail Property Trust (Real Estate Investment Trusts)	1,008
147,922	Challenger Ltd. (Diversified Financial Services)	880
374,781	Coca-Cola Amatil Ltd. (Beverages)	3,840
264,392	Commonwealth Bank of Australia (Banks)	19,029
63,294	CSL Ltd. (Biotechnology)	4,087
1,360,914	Dexus Property Group (Real Estate Investment Trusts)	1,342
406,401	Federation Centres (Real Estate Investment Trusts)	891
251,069	Fortescue Metals Group Ltd. (Metals & Mining)	1,229
503,502	GPT Group (Real Estate Investment Trusts)	1,711
80,423	Iluka Resources Ltd. (Metals & Mining)	740
968,523	Incitec Pivot Ltd. (Chemicals)	2,663
295,914	Insurance Australia Group Ltd. (Insurance)	1,530
86,059	Iress Ltd. (IT Services)	687
59,754	Magellan Financial Group, Ltd. (Capital Markets)	762
510,865	Metcash Ltd. (Food & Staples Retailing)	1,241
73,814	Mineral Resources, Ltd. (Commercial Services & Supplies)	787
1,042,658	Mirvac Group (Real Estate Investment Trusts)	1,647
353,212	National Australia Bank Ltd. (Banks)	11,643
9,196	Newcrest Mining Ltd. (Metals & Mining)(a)	84
45,221	Orora Ltd. (Containers & Packaging)	58
221,279	Platinum Asset Management Ltd. (Capital Markets)	1,534
299,603	SP AusNet (Electric Utilities)	365
656,368	Stockland Trust Group (Real Estate Investment Trusts)	2,286
126,553	Sydney Airport (Transportation Infrastructure)	492
444,612	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	1,408
825,521	Tatts Group Ltd. (Hotels, Restaurants & Leisure)	2,222
2,262,428	Telstra Corp. Ltd. (Diversified Telecommunication Services)	10,666
395,201	Toll Holdings Ltd. (Air Freight & Logistics)	1,911
832,467	Transurban Group (Transportation Infrastructure)	5,611
593,374	Westfield Group (Real Estate Investment Trusts)	5,650
869,430	Westfield Retail Trust (Real Estate Investment Trusts)	2,407
530,132	Westpac Banking Corp. (Banks)	17,041
90,385	Woolworths Ltd. (Food & Staples Retailing)	2,997
122,849	WorleyParsons Ltd. (Energy Equipment & Services)	1,730
		133,164

	Austria — 0.23%
321,739	Immofinanz AG (Real Estate Management & Development)	1,508
85,686	OMV AG (Oil, Gas & Consumable Fuels)	3,889
6,667	Raiffeisen Bank International AG (Banks)	222
9,371	Vienna Insurance Group Wiener Staedtische Versicherung AG (Insurance)	463
13,651	Voestalpine AG (Metals & Mining)	601
		6,683

	Belgium — 1.26%
38,761	Ageas (Insurance)	1,728
68,679	Anheuser-Busch InBev NV (Beverages)	7,232
81,418	Belgacom SA (Diversified Telecommunication Services)	2,551
85,168	Delhaize Group (Food & Staples Retailing)	6,228
13,262	Groupe Bruxelles Lambert SA (Diversified Financial Services)	1,325
46,993	KBC Groep NV (Banks)(b)	2,894
27,934	Solvay SA (Chemicals)	4,388
55,023	Telenet Group Holding NV (Media)	3,391
38,700	UCB SA (Pharmaceuticals)	3,104
69,908	Umicore SA (Chemicals)	3,564
		36,405

	Bermuda — 0.23%
180,000	Beijing Enterprises Water Group Ltd. (Water Utilities)	126
94,000	Cosco Pacific Ltd. (Transportation Infrastructure)	120
530,000	GOME Electrical Appliances Holding Ltd. (Specialty Retail)	90
588,000	Hanergy Solar Group Ltd. (Semiconductors & Semiconductor Equipment)(a)	92
52,250	Kerry Logistics Network Ltd. (Air Freight & Logistics)(a)	77
170,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	285
91,000	Nine Dragons Paper Holdings Ltd. (Paper Products)	71
159,920	Seadrill Ltd. (Energy Equipment & Services)	5,634

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Bermuda (continued)
108,000	Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)	$130
		6,625

	Brazil — 0.57%
24,100	All America Latina Logistica (Road & Rail)*	80
244,800	Ambev SA (Beverages)*	1,822
20,900	Anhanguera Educacional Participacoes SA (Diversified Consumer Services)*	130
33,000	Banco Bradesco SA (Banks)*	485
38,680	Banco Bradesco SA - Sponsored ADR (Banks)*	529
45,600	Banco do Brasil SA (Banks)*	456
49,700	Banco Santander Brasil SA (Banks)*	275
30,900	BB Seguridade Participacoes SA (Insurance)*	339
98,200	BM&FBOVESPA SA (Diversified Financial Services)*	487
21,500	BR Malls Participacoes SA (Real Estate Management & Development)*	185
10,700	BR Properties SA (Real Estate Management & Development)*	88
34,300	BRF SA (Food Products)*	687
46,100	CCR SA (Transportation Infrastructure)*	352
14,700	Centrais Electricas Brasileiras SA (Electric Utilities)*	43
10,300	CETIP SA (Capital Markets)*	124
17,900	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)*	166
7,400	Cia Hering (Specialty Retail)	90
18,500	Cielo SA (IT Services)*	587
7,400	Companhia Brasileira de Destribuicao Grupo PAO de (Food & Staples Retailing)*	324
3,200	Companhia de Saneamento de Minas Gerais (Water Utilities)*	52
39,100	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)*	170
6,800	Cosan SA Industria e Comercio (Oil, Gas & Consumable Fuels)*	105
13,100	CPFL Energia SA (Electric Utilities)*	107
15,600	Cyrela Brazil Realty S.A. Empreendimentos (Household Durables)*	94
14,700	Duratex SA (Paper Products)*	75
9,100	Ecorodovias Infraestrutura E Logistica SA (Transportation Infrastructure)*	54
12,900	EDP - Energias do Brasil SA (Electric Utilities)*	58
30,800	Embraer SA (Aerospace & Defense)*	273
14,100	Estacio Participacoes SA (Diversified Consumer Services)*	142
13,100	Fibria Celulose SA (Paper Products)*(a)	145
124,100	Hypermarcas SA (Personal Products)*	899
131,300	Itau Unibanco Holding SA (Banks)*	1,959
39,100	JBS SA (Food Products)*	133
9,800	Kroton Educational SA (Diversified Consumer Services)*	213
7,400	Localiza Rent A Car SA (Road & Rail)*	107
7,300	Lojas Americanas SA (Multiline Retail)*	46
6,700	Lojas Renner SA (Multiline Retail)*	189
1,800	M Dias Branco SA (Food Products)*	72
18,000	Mrv Engenharia E Participacoes SA (Household Durables)*	64
4,100	Multiplan Empreendimentos Imobiliarios SA (Real Estate Management & Development)*	87
9,200	Natura Cosmeticos SA (Personal Products)*	154
13,700	OdontoPrev SA (Health Care Providers & Services)*	55
156,400	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)*	1,030
5,900	Porto Seguro SA (Insurance)*	82
10,500	Qualicorp SA (Health Care Providers & Services)*(a)	106
11,500	Raia Drogasil SA (Food & Staples Retailing)*	99
19,600	Souza Cruz SA (Tobacco)*	178
7,500	Sul America SA (Insurance)*	50
44,300	Tim Participacoes SA (Wireless Telecommunication Services)*	230
6,700	Totvs SA (Software)*	104
8,400	Tractebel Energia SA (Independent Power and Renewable Electricity Producers)*	131
5,400	Transmissora Alianca de Energia Eletrica SA (Electric Utilities)*	46
17,200	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)*	414
68,400	Vale SA (Metals & Mining)*	949
36,400	Vale SA - Sponsored ADR (Metals & Mining)*	503
11,200	WEG SA (Machinery)*	156
		16,580

	Canada — 0.52%
12,800	Bank of Nova Scotia (Banks)*	742
24,200	CAE, Inc. (Aerospace & Defense)*	319
13,400	Cameco Corp. (Oil, Gas & Consumable Fuels)*	307
14,700	Canadian Pacific Railway Ltd. (Road & Rail)*	2,211
52,000	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)*	1,504
69,500	Centerra Gold, Inc. (Metals & Mining)*	324
101,500	Centerra Gold, Inc. (Metals & Mining)*	473
41,400	Enbridge, Inc. (Oil, Gas & Consumable Fuels)*	1,881
124,539	First Quantum Minerals Ltd. (Metals & Mining)*	2,302
87,800	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)*	4,088
16,200	Potash Corp. of Saskatchewan, Inc. (Chemicals)*	586
15,200	Progressive Waste Solutions Ltd. (Commercial Services & Supplies)*	385
		15,122

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Cayman Islands — 0.11%
39,000	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	$203
46,000	Anta Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	77
41,000	Chailease Holding Co. Ltd. (Diversified Financial Services)(a)	99
283,000	China Mengniu Dairy Co. Ltd. (Food Products)	1,421
108,000	China Resources Cement Holdings Ltd. (Construction Materials)	85
533,000	GCL-Poly Energy Holdings Ltd. (Semiconductors & Semiconductor Equipment)(a)	193
285,000	Geely Automobile Holdings Ltd. (Automobiles)	112
36,000	Golden Eagle Retail Group Ltd. (Multiline Retail)	50
34,000	Greentown China Holdings Ltd. (Real Estate Management & Development)	37
54,500	Intime Retail Group Co. Ltd. (Multiline Retail)	58
37,000	Kingboard Chemical Holdings Ltd. (Electronic Equipment, Instruments & Components)	72
91,000	Lee & Man Paper Manufacturing Ltd. (Paper Products)	57
138,000	New World China Land Ltd. (Real Estate Management & Development)(a)	116
29,000	Shenzhou International Group (Textiles, Apparel & Luxury Goods)	92
162,500	Stella International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	389
60,000	Uni-President China Holdings Ltd. (Food Products)	50
14,000	Zhen Ding Technology Holding Ltd. (Electronic Equipment, Instruments & Components)(a)	36
		3,147

	Chile — 0.10%
124,054	AES Gener SA (Independent Power and Renewable Electricity Producers)*(c)	69
120,344	Aguas Andinas SA, Class - A (Water Utilities)*	75
1,173,345	Banco de Chile SA (Banks)*	147
1,843	Banco de Credito e Inversiones SA (Banks)*	108
3,507,041	Banco Santander Chile (Banks)*	205
3,946	Cap SA (Metals & Mining)*	64
59,288	Cencosud SA (Food & Staples Retailing)*	197
402,342	Colbun SA (Independent Power and Renewable Electricity Producers)*	99
7,499	Compania Cervecerias Unidas SA (Beverages)*	84
7,680,939	CorpBanca SA (Banks)*	92
30,232	E-CL SA (Electric Utilities)*	41
166,017	Empresa Nacional de Electricidad SA (Independent Power and Renewable Electricity Producers)*	241
6,439	Empresa Nacional de Telecomunicaciones SA (Wireless Telecommunication Services)*	79
62,959	Empresas CMPC SA (Paper Products)*	145
23,536	Empresas Copec SA (Oil, Gas & Consumable Fuels)*	309
1,004,879	Enersis SA (Electric Utilities)*	314
17,014	LATAM Airlines Group SA (Airlines)*	258
37,386	S.A.C.I. Falabella (Multiline Retail)*	331
24,405	Vina Concha y Toro SA (Beverages)*	50
		2,908

	China — 1.54%
1,118,000	Agricultural Bank of China Ltd., H Shares (Banks)	489
96,000	Air China Ltd. (Airlines)	57
222,000	Aluminum Corp. of China Ltd., H Shares (Metals & Mining)(a)	76
64,500	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	278
104,000	AviChina Industry & Technology Co. Ltd. (Aerospace & Defense)	58
53,224	Baidu, Inc. - Sponsored ADR (Internet Software & Services)*(a)	8,111
5,464,335	Bank of China Ltd., H Shares (Banks)	2,428
468,000	Bank of Communications Co. Ltd., H Shares (Banks)	307
67,000	BBMG Corp., H Shares (Construction Materials)	52
82,000	Beijing Capital International Airport Co. Ltd., H Shares (Transportation Infrastructure)	56
9,500	Biostime International Holdings Ltd. (Food Products)	65
27,000	Byd Co. Ltd., H Shares (Automobiles)(a)	168
96,000	China BlueChemical Ltd., H Shares (Chemicals)	50
211,000	China Cinda Asset Management Co. Ltd., H Shares (Capital Markets)(a)	119
418,000	China CITIC Bank Corp. Ltd., H Shares (Banks)	241
220,000	China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	124
236,000	China Communications Construction Co. Ltd. (Construction & Engineering)	165
132,000	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services)	61
3,759,000	China Construction Bank Corp., H Shares (Banks)	2,639
143,500	China COSCO Holdings Co. Ltd., H Shares (Marine)(a)	59
26,300	China International Marine Containers Group Co. Ltd., H Shares (Machinery)	61
388,000	China Life Insurance Co. Ltd., H Shares (Insurance)	1,097

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
142,000	China Longyuan Power Group Corp. (Independent Power and Renewable Electricity Producers)	$143
237,000	China Merchants Bank Co. Ltd., H Shares (Banks)	431
271,500	China Minsheng Banking Corp. Ltd., H Shares (Banks)	273
162,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	163
96,000	China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	226
397,400	China Pacific Insurance Group Co. Ltd. (Insurance)	1,423
1,332,000	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	1,191
103,500	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	88
218,000	China Railway Group Ltd., H Shares (Construction & Engineering)	102
1,025,809	China Resources Land Ltd. (Real Estate Management & Development)	2,257
176,000	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	510
206,000	China Shipping Container Lines Co. Ltd., H Shares (Marine)(a)	47
724,000	China Telecom Corp. Ltd. (Diversified Telecommunication Services)	334
68,000	China Vanke Co. Ltd., B Shares (Real Estate Management & Development)(a)	113
44,900	Chongqing Changan Automobile Co. Ltd., Class - A (Automobiles)(a)	75
135,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	59
52,000	CITIC Securities Co. Ltd., H Shares (Capital Markets)	109
241,000	Country Garden Holdings Co. (Real Estate Management & Development)	101
97,000	CSR Corp. Ltd., H - Shares (Machinery)	82
174,000	Datang International Power Generation Co. Ltd., H Shares (Independent Power and Renewable Electricity Producers)	64
142,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobiles)	201
40,000	ENN Energy Holdings Ltd. (Gas Utilities)	279
54,000	Great Wall Motor Co. Ltd., H Shares (Automobiles)	272
118,000	Guangzhou Automobile Group Co. Ltd., H Shares (Automobiles)	124
33,000	Haitian International Holdings Ltd. (Machinery)	66
62,800	Haitong Securities Co. Ltd., H Shares (Capital Markets)(a)	84
172,000	Huaneng Power International, Inc., H Shares (Independent Power and Renewable Electricity Producers)	165
6,136,952	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	3,783
59,200	Inner Mongolia Yitai Coal Co. Ltd., Class - B (Oil, Gas & Consumable Fuels)	71
18,400	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	1,162
62,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	72
73,000	Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)	124
72,000	Longfor Properties (Real Estate Management & Development)	99
45,200	New China Life Insurance Co. Ltd., H - Shares (Insurance)(a)	137
250,000	People's Insurance Co. Group of China Ltd., H Shares (Insurance)	103
1,100,000	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	1,196
596,000	PICC Property & Casualty Co. Ltd., H Shares (Insurance)	818
137,500	Ping An Insurance Group Co. of China (Insurance)	1,143
88,000	Shandong Weigao Group Medical Polymer Co. Ltd. (Health Care Equipment & Supplies)	101
138,000	Shanghai Electric Group Co. Ltd., H Shares (Electrical Equipment)	49
34,800	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	79
73,500	Shimao Property Holdings Ltd. (Real Estate Management & Development)	162
199,500	Shui On Land Ltd. (Real Estate Management & Development)	56
56,500	Sinopec Engineering Group Co. Ltd., H Shares (Construction & Engineering)	61
186,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Chemicals)	48
51,600	Sinopharm Group Co. (Health Care Providers & Services)	142
94,000	Soho China Ltd. (Real Estate Management & Development)	77
125,500	Sun Art Retail Group Ltd. (Food & Staples Retailing)	158
94,873	Tencent Holdings Ltd. (Internet Software & Services)	6,622
18,000	Tsingtao Brewery Co. Ltd. (Beverages)	132
312,000	Want Want China Holdings Ltd. (Food Products)	467
25,000	Weichai Power Co. Ltd. (Machinery)	95
29,000	Wumart Stores, Inc., H Shares (Food & Staples Retailing)(a)	28
12,300	Yantai Changyu Pioneer Wine Co. Ltd, B Shares (Beverages)(a)	30
108,000	Yanzhou Coal Mining Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	81

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
353,000	Yue Yuen Industrial (Holdings) Ltd. (Textiles, Apparel & Luxury Goods)	$1,150
74,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	67
35,500	Zhongsheng Group Holdings Ltd. (Specialty Retail)	49
28,500	Zhuzhou CSR Times Electric Co. Ltd. (Electrical Equipment)	96
308,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	65
69,800	Zoomlion Heavy Industry Science & Technology Co. Ltd., H Shares (Machinery)	49
32,400	ZTE Corp. (Communications Equipment)(a)	63
		44,378

	Colombia — 0.06%
10,504	Almacenes Exito SA (Food & Staples Retailing)*	158
5,863	Banco Davivienda SA (Banks)*	76
11,244	Bancolombia SA (Banks)*	153
21,396	Cementos Argos SA (Construction Materials)*	109
3,888	Corporacion Financiera Colombiana SA (Diversified Financial Services)*	74
252,224	Ecopetrol SA (Oil, Gas & Consumable Fuels)*	517
15,223	Grupo Argos SA (Construction Materials)*	160
12,130	Grupo de Inversiones Suramericana (Diversified Financial Services)*	224
20,994	Interconexion Electrica SA (Electric Utilities)*(a)	94
42,239	ISAGEN SA ESP (Electric Utilities)*	69
		1,634

	Curaçao — 0.09%
25,310	Schlumberger Ltd. (Energy Equipment & Services)	2,468

	Czech Republic — 0.02%
8,359	CEZ A/S (Electric Utilities)	240
794	Komercni Banka A/S (Banks)	190
5,974	Telefonica O2 Czech Republic A/S (Diversified Telecommunication Services)	90
		520

	Denmark — 1.43%
207	A.P. Moller - Maersk A/S, Class - A (Marine)	2,383
519	A.P. Moller - Maersk A/S, Class - B (Marine)	6,212
43,024	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	3,479
30,377	ISS A/S (Commercial Services & Supplies)(a)(b)	1,020
568,590	Novo Nordisk A/S, Class - B (Pharmaceuticals)	25,893
6,681	Rockwool International A/S, B Shares (Building Products)	1,297
65,174	TDC A/S (Diversified Telecommunication Services)	603
2,413	Tryg A/S (Insurance)	239
		41,126

	Egypt — 0.01%
43,060	Commercial International Bank Egypt SAE (Banks)	220
142,421	Orascom Telecom Holding SAE (Wireless Telecommunication Services)(a)	91
45,530	Talaat Moustafa Group (Real Estate Management & Development)(a)	50
17,172	Telecom Egypt Co. (Diversified Telecommunication Services)	42
		403

	Finland — 0.68%
25,048	Elisa Oyj (Diversified Telecommunication Services)(a)	720
40,962	Fortum Oyj (Electric Utilities)	931
59,086	Kone Oyj (Machinery)	2,480
45,952	Metso OYJ (Machinery)	1,505
27,275	Neste Oil Oyj (Oil, Gas & Consumable Fuels)	556
25,652	Nokian Renkaat Oyj (Auto Components)	1,038
35,916	Orion Oyj, Class - B (Pharmaceuticals)	1,084
106,159	Sampo Oyj, A Shares (Insurance)	5,511
200,609	Stora Enso Oyj, R Shares (Paper Products)	2,147
194,097	UPM-Kymmene Oyj (Paper Products)	3,320
33,309	Valmet Corp. (Machinery)	357
		19,649

	France — 9.43%
585,425	AXA SA (Insurance)	15,207
163,284	BNP Paribas (Banks)	12,587
111,941	Bouygues SA (Construction & Engineering)	4,664
27,473	Bureau Veritas SA (Professional Services)	843
53,746	Casino Guichard-Perrachon SA (Food & Staples Retailing)	6,390
22,109	CNP Assurances (Insurance)	468
246,750	Compagnie de Saint-Gobain (Building Products)	14,896
431,757	Credit Agricole SA (Banks)(a)	6,804
20,186	Danone SA (Food Products)	1,426
157,651	Electricite de France SA (Electric Utilities)	6,233
82,360	Eutelsat Communications (Media)	2,796
5,800	Fonciere des Regions (Real Estate Investment Trusts)	537
313,118	GDF Suez (Multi-Utilities)	8,564
4,443	Gecina SA (Real Estate Investment Trusts)	590
6,636	Icade (Real Estate Investment Trusts)	656
14,080	JC Decaux SA (Media)	616
20,147	Klepierre (Real Estate Investment Trusts)	901
61,619	Lagardere SCA (Media)	2,445

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
96,631	Legrand SA (Electrical Equipment)	$6,002
28,005	L'Oreal SA (Personal Products)	4,620
15,945	LVMH Moet Hennessy Louis Vuitton SA (Textiles, Apparel & Luxury Goods)	2,889
21,842	Numericable Group SA (Media)(a)	858
376,002	Orange (Diversified Telecommunication Services)	5,554
67,100	Pernod Ricard SA (Beverages)	7,808
116,728	Psa Peugeot Citroen (Automobiles)(a)	2,199
20,915	Renault SA (Automobiles)	2,031
86,963	Rexel SA (Trading Companies & Distributors)	2,281
12,302	Safran SA (Aerospace & Defense)	852
334,562	Sanofi-Aventis (Pharmaceuticals)	34,958
100,260	Schneider Electric SA (Electrical Equipment)	8,885
22,230	SCOR SE (Insurance)	779
126,531	Societe Generale (Banks)	7,788
38,638	Suez Environnement Co. (Multi-Utilities)	785
60,862	Technip SA (Energy Equipment & Services)	6,273
718,627	Total SA (Oil, Gas & Consumable Fuels)	47,298
23,345	Unibail-Rodamco SE (Real Estate Investment Trusts)	6,059
49,239	Veolia Environnement (Multi-Utilities)	976
266,935	Vinci SA (Construction & Engineering)	19,812
342,944	Vivendi (Diversified Telecommunication Services)	9,544
201,914	Zodiac Aerospace (Aerospace & Defense)	7,133
		272,007

	Germany — 9.27%
78,898	Allianz SE (Insurance)	13,333
18,181	Axel Springer AG (Media)	1,163
288,790	BASF SE (Chemicals)	32,132
183,081	Bayer AG (Pharmaceuticals)	24,791
151,360	Bayerische Motoren Werke AG (Automobiles)	19,125
44,887	Beiersdorf AG (Personal Products)	4,378
6,425	Bilfinger Berger SE (Commercial Services & Supplies)	816
3,930	Brenntag AG (Trading Companies & Distributors)	730
9,615	Continental AG (Auto Components)	2,305
483,669	Daimler AG (Automobiles)	45,749
43,486	Deutsche Bank AG (Capital Markets)	1,949
20,003	Deutsche Boerse AG (Diversified Financial Services)	1,592
113,005	Deutsche Lufthansa AG (Airlines)(a)	2,963
226,685	Deutsche Post AG (Air Freight & Logistics)(b)	8,427
631,093	Deutsche Telekom AG - Registered (Diversified Telecommunication Services)	10,238
114,641	Deutsche Wohnen AG (Real Estate Management & Development)	2,459
186,693	E.ON AG (Multi-Utilities)	3,646
11,227	ElringKlinger AG (Auto Components)	443
46,537	Freenet AG (Wireless Telecommunication Services)	1,629
19,706	Hannover Rueckversicherung AG - Registered (Insurance)	1,763
10,495	HeidelbergCement AG (Construction Materials)	899
13,144	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	1,750
56,861	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	678
71,429	K+S AG - Registered (Chemicals)	2,345
66,798	Linde AG (Chemicals)	13,373
45,911	MTU Aero Engines Holding AG (Aerospace & Defense)	4,262
35,015	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	7,651
45,371	ProSiebenSat.1 Media AG - Registered (Media)(a)	2,081
100,673	RWE AG (Multi-Utilities)	4,085
52,909	SAP AG (Software)	4,291
328,530	Siemens AG (Industrial Conglomerates)	44,302
11,845	Stada Arzneimittel AG (Pharmaceuticals)	507
33,873	Suedzucker AG (Food Products)	966
57,357	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	458
		267,279

	Greece — 0.04%
79,137	Alpha Bank AE (Banks)(a)	78
1,552	Folli Follie SA (Specialty Retail)(a)	57
4,228	Hellenic Petroleum SA (Oil, Gas & Consumable Fuels)(a)	42
12,762	Hellenic Telecommunication Organization SA (Diversified Telecommunication Services)(a)	211
5,223	JUMBO SA (Specialty Retail)(a)	94
17,448	National Bank of Greece SA (Banks)(a)	95
11,466	Opap SA (Hotels, Restaurants & Leisure)	184
52,651	Piraeus Bank SA (Banks)(a)	144
6,061	Public Power Corp. SA (Electric Utilities)	100
2,595	Titan Cement Co. SA (Construction Materials)(a)	91
		1,096

	Hong Kong — 3.27%
78,000	Agile Property Holdings Ltd. (Real Estate Management & Development)	64
3,070,918	AIA Group Ltd. (Insurance)(b)	14,605
117,800	Asm Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	1,144
494,500	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	4,436
242,000	Belle International Holdings Ltd. (Specialty Retail)	242
454,505	BOC Hong Kong (Holdings) Ltd. (Banks)	1,298
158,000	Brilliance China Automotive Holdings, Ltd. (Automobiles)	242

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
428,696	Cheung Kong (Holdings) Ltd. (Real Estate Management & Development)	$7,127
192,534	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	1,231
119,000	China Agri-Industries Holdings Ltd. (Food Products)	47
141,000	China Everbright International Ltd. (Commercial Services & Supplies)	194
44,000	China Everbright Ltd. (Capital Markets)	56
106,000	China Gas Holdings Ltd. (Gas Utilities)	166
672,000	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	2,317
367,319	China Mobile Ltd. (Wireless Telecommunication Services)	3,373
39,000	China Overseas Grand Oceans Group Ltd. (Real Estate Management & Development)	26
212,000	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	551
64,000	China Resources Enterprises Ltd. (Food & Staples Retailing)	181
48,000	China Resources Gas Group, Ltd. (Gas Utilities)	153
102,000	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	266
92,000	China State Construction International Holdings Ltd. (Construction & Engineering)	156
46,800	China Taiping Insurance Holdings Co. Ltd. (Insurance)(a)	84
532,000	China Unicom (Hong Kong) Ltd. (Diversified Telecommunication Services)	702
80,000	CITIC Pacific Ltd. (Industrial Conglomerates)	142
217,419	CLP Holdings Ltd. (Electric Utilities)	1,641
3,923,771	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	5,941
88,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	78
342,000	Evergrande Real Estate Group Ltd. (Real Estate Management & Development)	162
80,000	Far East Horizon Ltd. (Diversified Financial Services)	59
85,500	Fosun International Ltd. (Metals & Mining)	108
202,000	Franshion Properties China Ltd. (Real Estate Management & Development)	68
76,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)(a)	663
130,000	Guangdong Investment Ltd. (Water Utilities)	124
50,000	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Management & Development)	72
54,000	Haier Electronics Group Co. Ltd. (Household Durables)	147
550,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	1,587
125,909	Hang Seng Bank Ltd. (Banks)	2,009
39,000	Hengan International Group Co. Ltd. (Personal Products)	405
1,903,000	HKT Trust and HKT Ltd. (Diversified Telecommunication Services)	2,012
218,543	HongKong Land Holdings Ltd. (Real Estate Management & Development)	1,416
272,466	Hopewell Holdings Ltd. (Industrial Conglomerates)	938
138,000	Hysan Development Co. (Real Estate Management & Development)	602
160,000	Kerry Properties Ltd. (Real Estate Management & Development)	534
328,000	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	363
654,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)(b)	969
10,600	Melco Crown Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)*(a)	410
297,000	MTR Corp. Ltd. (Road & Rail)	1,101
930,000	New World Development Co. Ltd. (Real Estate Management & Development)	938
984,000	PCCW Ltd. (Diversified Telecommunication Services)	494
116,000	Poly Property Group Co. Ltd. (Real Estate Management & Development)	51
170,538	Power Assets Holdings Ltd. (Electric Utilities)	1,480
595,200	Sands China Ltd. (Hotels, Restaurants & Leisure)	4,464
27,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	90
172,000	Shougang Fushan Resources Group Ltd. (Metals & Mining)	52
156,000	Sino Biopharmaceutiical Ltd. (Pharmaceuticals)	133
729,839	Sino Land Co. Ltd. (Real Estate Management & Development)	1,076
177,000	Sino-Ocean Land Holdings Ltd. (Real Estate Management & Development)	97
1,674,899	SJM Holdings Ltd. (Hotels, Restaurants & Leisure)	4,719
394,040	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	4,839
203,326	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	2,375
287,600	Swire Properties Ltd. (Real Estate Management & Development)	821
152,741	The Bank of East Asia Ltd. (Banks)	598
1,281,355	The Link Real Estate Investment Trust (Real Estate Investment Trusts)	6,319
709,300	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	4,549

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
104,000	Tingyi (Cayman Islands) Holding Corp. (Food Products)	$298
134,800	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)	561
61,500	Yingde Gases Group Co. Ltd. (Chemicals)	59
292,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	60
		94,285

	Hungary — 0.02%
2,136	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	120
11,115	OTP Bank Nyrt PLC (Banks)	213
7,107	Richter Gedeon Nyrt (Pharmaceuticals)(a)	124
		457

	India — 0.02%
13,000	Infosys Ltd. - Sponsored ADR (IT Services)*	704

	Indonesia — 0.25%
220,600	Media Nusantara Citra (Media)	52
795,900	PT Adaro Energy Tbk (Oil, Gas & Consumable Fuels)	69
20,600	PT Astra Agro Lestari Tbk (Food Products)	47
1,730,200	PT Astra International Tbk (Automobiles)	1,132
639,600	PT Bank Central Asia Tbk (Banks)	601
183,500	PT Bank Danamon Indonesia Tbk (Banks)	71
485,600	PT Bank Mandiri Tbk (Banks)	409
389,700	PT Bank Negara Indonesia Persero Tbk (Banks)	172
2,311,400	PT Bank Rakyat Indonesia Persero Tbk (Banks)(a)	1,966
365,000	PT Bumi Serpong Damai (Real Estate Management & Development)	53
385,800	PT Charoen Pokphand Indonesia Tbk (Food Products)	137
371,000	PT Global MediaCom Tbk (Media)	77
24,900	PT Gudang Garam Tbk (Tobacco)	109
20,900	PT Indo Tambangraya Megah Tbk (Oil, Gas & Consumable Fuels)	45
76,500	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	158
60,200	PT Indofood Cbp Sukses Makmur Tbk (Food Products)	54
230,100	PT Indofood Sukses Makmur Tbk (Food Products)	149
108,500	PT Jasa Marga Persero Tbk (Transportation Infrastructure)	58
1,181,500	PT Kalbe Farma Tbk (Pharmaceuticals)	153
1,039,100	PT Lippo Karawaci Tbk (Real Estate Management & Development)	100
78,200	PT Matahari Department Store Tbk (Multiline Retail)(a)	96
569,300	PT Perusahaan Gas Negara Tbk (Gas Utilities)	258
154,800	PT Semen Gresik (Persero) Tbk (Construction Materials)	218
227,600	PT Surya Citra Media Tbk (Media)	64
43,400	PT Tambang Batubara Bukit Asam Tbk (Oil, Gas & Consumable Fuels)	36
2,366,400	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)(a)	463
95,800	PT Tower Bersama Infrastructure Tbk (Wireless Telecommunication Services)	51
78,900	PT Unilever Indonesia Tbk (Household Products)	205
86,500	PT United Tractors Tbk (Machinery)	159
141,100	PT XL Axiata Tbk (Diversified Telecommunication Services)	55
		7,217

	Ireland — 0.53%
85,006	Covidien PLC (Health Care Equipment & Supplies)*	6,262
177,617	CRH PLC (Construction Materials)	4,969
49,176	Glanbia PLC (Food Products)	755
25,489	Ryanair Holdings PLC - Sponsored ADR (Airlines)*(a)	1,499
61,081	Smurfit Kappa Group PLC (Containers & Packaging)	1,481
17,055	Smurfit Kappa Group PLC (Containers & Packaging)	414
		15,380

	Israel — 0.39%
158,816	Bank Leumi Le-Israel (Banks)(a)	620
477,947	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	852
2,022	Delek Group Ltd. (Oil, Gas & Consumable Fuels)	808
234,035	Israel Chemicals Ltd. (Chemicals)	2,048
293,955	Israel Discount Bank, Class - A (Banks)(a)	540
122,789	Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)	6,473
		11,341

	Italy — 1.34%
32,210	Assicurazioni Generali SpA (Insurance)	718
115,478	Atlantia SpA (Transportation Infrastructure)	2,967
69,761	Banco Popolare Societa Cooperativa (Banks)(a)	1,520
574,892	Enel SpA (Electric Utilities)	3,251
1,037,461	Eni SpA (Oil, Gas & Consumable Fuels)	26,013
477,736	Intesa Sanpaolo SpA (Banks)	1,621
174,829	Snam Rete Gas SpA (Gas Utilities)	1,024
1,006,398	Telecom Italia SpA (Diversified Telecommunication Services)	944
130,787	Terna - Rete Elettrica Nationale SpA (Electric Utilities)	700
		38,758

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan — 16.89%
36,100	ADVANTEST Corp. (Semiconductors & Semiconductor Equipment)	$390
229,825	Aeon Co. Ltd. (Food & Staples Retailing)	2,587
6,800	Aeon Credit Service Co. Ltd. (Consumer Finance)	153
73,232	Aisin Seiki Co. Ltd. (Auto Components)	2,644
18,200	Ajinomoto Co., Inc. (Food Products)	261
30,706	Alfresa Holdings Corp. (Health Care Providers & Services)	2,003
97,000	Aozora Bank Ltd. (Banks)	276
386,575	Asahi Glass Co. Ltd. (Building Products)	2,237
645,515	Asahi Kasei Corp. (Chemicals)	4,378
950,520	Astellas Pharma, Inc. (Pharmaceuticals)	11,287
27,449	Benesse Holdings, Inc. (Diversified Consumer Services)	1,050
53,500	Bridgestone Corp. (Auto Components)	1,896
84,600	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	1,183
540,267	Canon, Inc. (Technology Hardware, Storage & Peripherals)	16,771
80,200	Casio Computer Co. Ltd. (Household Durables)	948
23,600	Central Japan Railway Co. (Road & Rail)	2,757
83,284	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	2,128
24,156	Coca-Cola West Co. Ltd. (Beverages)	422
15,600	Cocokara Fine, Inc. (Food & Staples Retailing)	451
214,079	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	2,048
73,012	Daihatsu Motor Co. Ltd. (Automobiles)	1,289
257,791	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	4,345
41,767	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	3,869
230,000	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	3,906
296,600	Denso Corp. (Auto Components)	14,226
13,900	East Japan Railway Co. (Road & Rail)	1,024
96,571	Eisai Co. Ltd. (Pharmaceuticals)	3,754
10,500	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	295
12,400	EXEDY Corp. (Auto Components)	347
22,357	FamilyMart Co. Ltd. (Food & Staples Retailing)	983
13,000	Fanuc Ltd. (Machinery)	2,299
69,000	Fuji Heavy Industries Ltd. (Automobiles)	1,869
69,000	Fukuoka Financial Group, Inc. (Banks)	283
52,200	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	2,355
132,000	Hino Motors Ltd. (Machinery)	1,955
41,482	Hitachi Chemical Co. Ltd. (Chemicals)	564
773,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	5,722
108,064	Hokuhoku Financial Group, Inc. (Banks)	207
728,859	Honda Motor Co. Ltd. (Automobiles)	25,650
166,495	HOYA Corp. (Electronic Equipment, Instruments & Components)	5,209
32,000	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	658
1,082,000	IHI Corp. (Machinery)	4,553
622,168	ITOCHU Corp. (Trading Companies & Distributors)	7,281
9,193	ITOCHU Techno-Solutions Corp. (IT Services)	388
20,000	Japan Airlines Co. Ltd. (Airlines)	984
54,000	Japan Aviation Electronics Industry Ltd. (Electronic Equipment, Instruments & Components)	805
133	Japan Prime Realty Investment Corp. (Real Estate Investment Trusts)	431
203	Japan Real Estate Investment Corp. (Real Estate Investment Trusts)	1,022
416	Japan Retail Fund Investment Corp. (Real Estate Investment Trusts)	820
430,597	Japan Tobacco, Inc. (Tobacco)	13,517
74,000	JGC Corp. (Construction & Engineering)	2,572
208,945	JS Group Corp. (Building Products)	5,767
68,083	JSR Corp. (Chemicals)	1,260
859,524	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	4,145
41,300	Kakaku.com, Inc. (Internet Software & Services)	672
111,602	Kaneka Corp. (Chemicals)	675
201,493	Kao Corp. (Personal Products)	7,137
240,000	Kawasaki Heavy Industries Ltd. (Machinery)	884
325,844	KDDI Corp. (Wireless Telecommunication Services)	18,923
13,150	Keyence Corp. (Electronic Equipment, Instruments & Components)	5,418
332,832	Kirin Holdings Co. Ltd. (Beverages)	4,607
391,300	Komatsu Ltd. (Machinery)	8,204
175,000	Kubota Corp. (Machinery)	2,326
128,229	Kuraray Co. Ltd. (Chemicals)	1,467
43,200	Kurita Water Industries Ltd. (Machinery)	938
87,853	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals)	936
24,326	Lawson, Inc. (Food & Staples Retailing)	1,722
1,107,131	Marubeni Corp. (Trading Companies & Distributors)	7,433
17,277	Maruichi Steel Tube Ltd. (Metals & Mining)	447
28,100	Medipal Holdings Corp. (Health Care Providers & Services)	430
21,300	Miraca Holdings, Inc. (Health Care Providers & Services)	933
58,500	MIRAIT Holdings Corp. (Construction & Engineering)	512
27,700	Misawa Homes Co. Ltd. (Household Durables)	357
486,500	Mitsubishi Chemical Holdings Corp. (Chemicals)	2,021
569,640	Mitsubishi Corp. (Trading Companies & Distributors)	10,569
539,000	Mitsubishi Materials Corp. (Metals & Mining)	1,528
203,900	Mitsubishi Motors Corp. (Automobiles)	2,130

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
85,543	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	$1,197
1,681,782	Mitsubishi UFJ Financial Group, Inc. (Banks)	9,263
669,026	Mitsui & Co. Ltd. (Trading Companies & Distributors)	9,457
294,000	Mitsui Chemicals, Inc. (Chemicals)	720
1,095,000	Mitsui Mining & Smelting Co. Ltd. (Metals & Mining)	2,528
2,192,792	Mizuho Financial Group, Inc. (Banks)	4,346
47,600	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	4,500
327,327	NGK Insulators Ltd. (Machinery)	6,830
317,600	Nikon Corp. (Household Durables)	5,118
10,100	Nintendo Co. Ltd. (Software)	1,208
234	Nippon Building Fund, Inc. (Real Estate Investment Trusts)	1,225
306,172	Nippon Express Co. Ltd. (Road & Rail)	1,498
83,489	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	4,538
1,075,879	Nissan Motor Co. Ltd. (Automobiles)	9,591
79,500	Nisshin Seifun Group, Inc. (Food Products)	873
22,400	Nissin Foods Holdings Co. Ltd. (Food Products)	1,011
32,202	NKSJ Holdings, Inc. (Insurance)	827
60	Nomura Real Estate Office Fund, Inc. (Real Estate Investment Trusts)	262
148,200	North Pacific Bank Ltd. (Banks)	601
72,000	NSK Ltd. (Machinery)	739
290,300	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	4,575
302,090	Oji Paper Co. Ltd. (Paper Products)	1,351
161,000	Okasan Securities Group, Inc. (Capital Markets)	1,357
173,200	Olympus Corp. (Health Care Equipment & Supplies)(a)	5,531
64,229	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	5,584
43,600	Oracle Corp. Japan (Software)	1,976
45,900	ORIX Corp. (Diversified Financial Services)	647
180,477	Osaka Gas Co. Ltd. (Gas Utilities)	682
153,981	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	4,607
76,600	Panasonic Corp. (Household Durables)	871
37,900	Park24 Co. Ltd. (Commercial Services & Supplies)	720
180,385	Resona Holdings, Inc. (Banks)	872
5,800	Rinnai Corp. (Household Durables)	510
12,100	Ryohin Keikaku Co. (Multiline Retail)	1,167
20,404	Sankyo Co. Ltd. (Leisure Products)	859
27,935	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,236
102,000	SECOM Co. Ltd. (Commercial Services & Supplies)	5,864
161,457	Sekisui Chemical Co. Ltd. (Household Durables)	1,677
329,265	Sekisui House Ltd. (Household Durables)	4,074
290,469	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	11,070
55,596	Seven Bank Ltd. (Banks)	218
89,200	Shin-Etsu Chemical Co. Ltd. (Chemicals)	5,086
114,429	Shionogi & Co. Ltd. (Pharmaceuticals)	2,116
537,000	Showa Denko K.K. (Chemicals)	760
67,700	Showa Shell Sekiyu K.K. (Oil, Gas & Consumable Fuels)	605
4,700	SMC Corp. (Machinery)	1,240
70,500	SoftBank Corp. (Wireless Telecommunication Services)	5,328
449,300	Sojitz Corp. (Trading Companies & Distributors)	766
82,800	Sony Corp. (Household Durables)	1,577
762,000	Sumitomo Chemical Co. Ltd. (Chemicals)	2,810
430,800	Sumitomo Corp. (Trading Companies & Distributors)	5,479
188,000	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	2,357
277,623	Sumitomo Mitsui Financial Group, Inc. (Banks)	11,902
418,000	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	1,892
65,131	Sumitomo Rubber Industries Ltd. (Auto Components)	829
14,200	Sysmex Corp. (Health Care Equipment & Supplies)	453
302,885	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	14,339
336,000	Teijin Ltd. (Chemicals)	833
122,750	The Bank of Yokohama Ltd. (Banks)	612
61,000	The Nishi-Nippon City Bank Ltd. (Banks)	137
193,000	The San-in Godo Bank Ltd. (Banks)	1,306
76,000	The Yokohama Rubber Co. Ltd. (Auto Components)	715
66,525	Tokio Marine Holdings, Inc. (Insurance)	1,995
231,988	Tokyo Gas Co. Ltd. (Gas Utilities)	1,177
31,200	Tokyo Seimitsu Co. Ltd. (Semiconductors & Semiconductor Equipment)	550
108,135	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	954
210,545	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	1,506
1,445,000	Toshiba Corp. (Industrial Conglomerates)	6,126
94,000	Toshiba Tec Corp. (Technology Hardware, Storage & Peripherals)	535
23,781	Toyoda Gosei Co. Ltd. (Auto Components)	455
220,700	Toyota Motor Corp. (Automobiles)	12,448
26,900	Toyota Tsusho Corp. (Trading Companies & Distributors)	682
45,100	Trend Micro, Inc. (Software)	1,394
23,400	Tsumura & Co. (Pharmaceuticals)	562
387,839	UBE Industries Ltd. (Chemicals)	714
16,400	Unicharm Corp. (Household Products)	875
416	United Urban Investment Corp. (Real Estate Investment Trusts)	612
83,100	USS Co. Ltd. (Specialty Retail)	1,168

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
136,868	West Japan Railway Co. (Road & Rail)	$5,587
1,115,581	Yahoo Japan Corp. (Internet Software & Services)	5,465
88,000	Yamada Denki Co. Ltd. (Specialty Retail)	293
34,000	Zeon Corp. (Chemicals)	307
		486,820

	Jersey — 0.57%
529,495	Glencore International PLC (Metals & Mining)	2,731
75,642	Petrofac Ltd. (Energy Equipment & Services)	1,813
120,653	Shire PLC (Pharmaceuticals)	5,972
35,258	Wolseley PLC (Trading Companies & Distributors)(a)	2,009
188,173	WPP PLC (Media)	3,887
		16,412

	Luxembourg — 0.39%
3,193	Kernel Holding SA (Food Products)(a)	31
15,113	Millicom International Cellular SA (Wireless Telecommunication Services)	1,540
260,539	SES - FDR, Class - A (Media)	9,719
		11,290

	Malaysia — 0.27%
71,000	Airasia Berhad (Airlines)	56
65,100	Alliance Financial Group Berhad (Banks)	88
85,400	AMMB Holdings Berhad (Banks)(a)	188
82,100	Astro Malaysia Holdings Berhad (Media)	81
132,900	Axiata Group Berhad (Wireless Telecommunication Services)	272
37,500	Berjaya Sports Toto Berhard (Hotels, Restaurants & Leisure)	46
6,700	British American Tobacco Malaysia Berhad (Tobacco)	121
60,200	Bumi Armada Berhad (Energy Equipment & Services)	72
257,500	CIMB Group Holdings Berhad (Banks)	565
97,500	Dialog Group Berhad (Construction & Engineering)	107
185,500	DiGi.com Berhad (Wireless Telecommunication Services)	306
70,200	Felda Global Ventures Holdings Berhad (Food Products)	100
90,300	Gamuda Berhad (Construction & Engineering)	130
105,600	Genting Berhad (Hotels, Restaurants & Leisure)	324
151,600	Genting Malaysia Berhad (Hotels, Restaurants & Leisure)	195
13,800	Genting Plantations Berhad (Food Products)(a)	46
30,100	Hong Leong Bank Berhad (Banks)	130
15,700	Hong Leong Financial Group Berhad (Banks)	75
120,100	Ihh Healthcare Berhad (Health Care Providers & Services)(a)	142
65,100	IJM Corp. Berhad (Construction & Engineering)	123
151,100	IOI Corp. Berhad (Food Products)	222
71,600	IOI Properties Group Berhad (Real Estate Management & Development)(a)	58
24,500	Kuala Lumpur Kepong Berhad (Food Products)	182
20,800	Lafarge Malayan Cement Berhad (Construction Materials)	58
229,000	Malayan Banking Berhad (Banks)	680
36,800	Malaysia Airports holdings Berhad (Transportation Infrastructure)(a)	90
118,500	Maxis Berhad (Wireless Telecommunication Services)	253
56,300	MISC Berhad (Marine)(a)	119
54,400	MMC Corp. Berhad (Industrial Conglomerates)	47
38,400	Parkson Holdings Berhad (Multiline Retail)	35
137,400	Petronas Chemicals Group Berhad (Chemicals)	291
12,400	Petronas Dagangan Berhad (Oil, Gas & Consumable Fuels)	117
29,000	Petronas Gas Berhad (Gas Utilities)	212
23,800	PPB Group Berhad (Food Products)	121
53,900	Public Bank Berhad (Banks)	317
39,200	RHB Capital Berhad (Banks)	101
187,700	SapuraKencana Petroleum Berhad (Energy Equipment & Services)(a)	260
132,200	Sime Darby Berhad (Industrial Conglomerates)	377
60,300	Telekom Malaysia Berhad (Diversified Telecommunication Services)	109
146,600	Tenega Nasional Berhad (Electric Utilities)	537
80,900	UEM Sunrise Berhad (Real Estate Management & Development)	55
28,500	UMW Holdings Berhad (Automobiles)	96
280,400	YTL Corp. Berhad (Multi-Utilities)	132
136,100	YTL Power International Berhad (Multi-Utilities)(a)	65
		7,701

	Mexico — 0.52%
147,700	Alfa SAB de CV, Class - A (Industrial Conglomerates)	373
1,838,000	America Movil SAB de CV (Wireless Telecommunication Services)	1,834
17,100	Arca Continental SAB de CV (Beverages)	102
594,400	Cemex SAB de CV (Construction Materials)(a)	754
21,800	Coca-Cola FEMSA SAB de CV, Series L (Beverages)	229
58,100	Compartamos SAB de CV (Consumer Finance)	106
21,700	Controladora Comercial Mexicana SAB de CV (Food & Staples Retailing)	90
9,600	El Puerto de Liverpool SAB de CV, Class 1 (Multiline Retail)(a)	105
70,200	Fibra Uno Amdinistracion SA (Real Estate Investment Trusts)	227
101,200	Fomento Economico Mexicano SAB de CV (Beverages)	944

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mexico (continued)
42,400	Genomma Lab Internacional SAB de CV, B Shares (Pharmaceuticals)(a)	$109
16,100	Grupo Aeroportuario del Pacifico SAB de CV, B Shares (Transportation Infrastructure)	94
10,800	Grupo Aeroportuario del Sureste SAB de CV, Class - B (Transportation Infrastructure)	133
87,600	Grupo Bimbo SAB de CV (Food Products)	236
28,800	Grupo Carso SAB de CV, Series A1 (Industrial Conglomerates)	151
19,100	Grupo Comercial Chedraui SAB de CV (Food & Staples Retailing)	56
130,800	Grupo Financiero Banorte SAB de CV (Banks)	886
121,500	Grupo Financiero Inbursa SAB de CV, Class - O (Banks)	314
95,100	Grupo Financiero Santander Mexico SAB de CV, Class - B (Banks)(a)	233
199,900	Grupo Mexico SAB de CV, Series B (Metals & Mining)	631
146,952	Grupo Televisa SA, ADR (Media)	4,893
134,500	Grupo Televisa SAB de CV (Media)	897
9,100	Industrias CH SAB de CV, Series B (Metals & Mining)(a)	50
7,280	Industrias Penoles SAB de CV (Metals & Mining)	190
82,500	Kimberly-Clark de Mexico SAB de CV, Class - A (Household Products)	220
56,300	Mexichem SAB de CV (Chemicals)	198
35,000	Minera Frisco SAB de CV, Class - A1 (Metals & Mining)(a)	68
37,400	Ohl Mexico SAB de CV (Transportation Infrastructure)(a)	97
14,100	Promotora y Operadora de Infraestructura SAB de CV (Construction & Engineering)(a)	189
275,000	Wal-Mart de Mexico SAB de CV, Series V (Food & Staples Retailing)	655
		15,064

	Netherlands — 3.49%
361,726	AEGON NV (Insurance)	3,331
163,125	Akzo Nobel NV (Chemicals)	13,303
113,138	ASML Holding NV (Semiconductors & Semiconductor Equipment)	10,530
13,219	ASML Holding NV - NYS (Semiconductors & Semiconductor Equipment)	1,234
3,803	Corio NV (Real Estate Investment Trusts)	174
8,183	Delta Lloyd NV (Insurance)	227
14,713	European Aeronautic Defence & Space Co. (Aerospace & Defense)	1,054
22,213	Fugro NV (Energy Equipment & Services)	1,365
40,784	Gemalto NV (Software)	4,753
168,313	Koninklijke Ahold NV (Food & Staples Retailing)	3,380
13,767	Koninklijke Boskalis Westminster NV (Construction & Engineering)	758
78,081	Koninklijke DSM NV (Chemicals)	5,355
226,346	Koninklijke Philips Electronics NV (Industrial Conglomerates)	7,962
21,523	Randstad Holding NV (Professional Services)	1,260
502,341	Reed Elsevier NV (Media)	10,868
486,726	TNT NV (Air Freight & Logistics)(a)	2,218
627,405	Unilever NV (Food Products)	25,804
53,209	Wolters Kluwer NV (Media)	1,500
44,100	Yandex NV (Internet Software & Services)(a)	1,331
92,305	Ziggo NV (Diversified Telecommunication Services)(b)	4,099
		100,506

	New Zealand — 0.04%
196,200	Infratil Ltd. (Electric Utilities)	385
393,431	Telecom Corp. of New Zealand Ltd. (Diversified Telecommunication Services)	834
		1,219

	Nigeria — 0.02%
539,118	Nigerian Breweries PLC (Beverages)	500

	Norway — 0.78%
149,430	DNB ASA (Banks)	2,598
17,755	Gjensidige Forsikring ASA (Insurance)	361
274,133	Orkla ASA (Food Products)	2,338
422,151	Statoil ASA (Oil, Gas & Consumable Fuels)	11,917
150,173	Telenor ASA (Diversified Telecommunication Services)	3,325
43,706	Yara International ASA (Chemicals)	1,937
		22,476

	Papua New Guinea — 0.10%
353,204	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	2,772

	Peru — 0.02%
9,800	Compania de Minas Buenaventura SA - Sponsored ADR (Metals & Mining)*	123
3,600	Credicorp Ltd. (Banks)*	497
		620

	Philippines — 0.06%
100,830	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	126
94,700	Aboitiz Power Corp. (Independent Power and Renewable Electricity Producers)	79
106,000	Alliance Global Group, Inc. (Industrial Conglomerates)	68
9,620	Ayala Corp. (Diversified Financial Services)	125
290,700	Ayala Land, Inc. (Real Estate Management & Development)	194
40,520	Bank of the Philippine Islands (Banks)	78
76,160	BDO Unibank, Inc. (Banks)	145
41,000	DMCI Holdings, Inc. (Industrial Conglomerates)	64

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Philippines (continued)
433,700	Energy Development Corp. (Independent Power and Renewable Electricity Producers)	$55
1,850	Globe Telecom, Inc. (Wireless Telecommunication Services)	69
26,590	International Container Terminal Services, Inc. (Transportation Infrastructure)	64
125,900	JG Summit Holdings, Inc. (Industrial Conglomerates)	138
21,880	Jollibee Foods Corp. (Hotels, Restaurants & Leisure)	84
569,000	Metro Pacific Investments Corp. (Diversified Financial Services)	60
15,310	Metropolitan Bank & Trust Co. (Banks)	26
2,235	Philippine Long Distance Telephone Co. (Wireless Telecommunication Services)	136
7,340	SM Investments Corp. (Industrial Conglomerates)	116
312,600	SM Prime Holdings, Inc. (Real Estate Management & Development)	102
44,920	Universal Robina Corp. (Food Products)	143
		1,872

	Poland — 0.12%
2,337	Alior Bank SA (Banks)(a)	68
1,729	Bank Handlowy w Warszawie SA (Banks)	65
23,377	Bank Millennium SA (Banks)(a)	69
6,772	Bank Pekao SA (Banks)	441
1,447	Bank Zachodni WBK SA (Banks)	198
9,564	Cyfrowy Polsat SA (Media)(a)	68
11,685	Enea SA (Electric Utilities)(a)	62
4,584	Eurocash SA (Food & Staples Retailing)	61
2,212	Grupa Azoty SA (Chemicals)	44
3,961	Grupa Lotos SA (Oil, Gas & Consumable Fuels)(a)	50
2,272	Jastrzebska Spolka Weglowa SA (Metals & Mining)	34
7,289	KGHM Polska Miedz SA (Metals & Mining)	263
776	mBank (Banks)(a)	138
38,252	PGE SA (Electric Utilities)	239
16,923	Polski Koncern Naftowy Orlen SA (Oil, Gas & Consumable Fuels)	242
92,662	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	136
45,575	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	642
2,886	Powszechny Zaklad Ubezpieczen SA (Insurance)	410
29,075	Synthos SA (Chemicals)	47
57,327	Tauron Polska Energia SA (Electric Utilities)	99
34,745	Telekomunikacja Polska SA (Diversified Telecommunication Services)	119
		3,495

	Portugal — 0.15%
605,361	EDP - Energias de Portugal SA (Electric Utilities)	2,810
378,314	Portugal Telecom SGPS SA - Registered (Diversified Telecommunication Services)	1,610
		4,420

	Russia — 0.37%
17,320,000	Federal Grid Co. Unified Energy System JSC (Electric Utilities)(a)	38
5,977,000	Federal Hydrogenerating Co. (Electric Utilities)	96
618,460	Gazprom OAO (Oil, Gas & Consumable Fuels)	2,391
4,321	LUKOIL OAO- Sponsored ADR (Oil, Gas & Consumable Fuels)*	242
26,676	LUKOIL OAO (Oil, Gas & Consumable Fuels)	1,493
4,511	Magnit OJSC - Sponsored GDR, Registered Shares (Food & Staples Retailing)	247
9,209	Magnit OJSC - Sponsored GDR, Registered Shares (Food & Staples Retailing)	504
4,602	MegaFon OAO - Sponsored GDR (Wireless Telecommunication Services)	130
2,926	Mining and Metallurgical Co. Norilsk Nickel OJSC (Metals & Mining)	491
27,300	Mobile TeleSystems OJSC - Sponsored ADR (Wireless Telecommunication Services)*	477
4,778	NovaTek OAO - Sponsored GDR, Registered Shares (Oil, Gas & Consumable Fuels)	526
59,870	Rosneft Oil (Oil, Gas & Consumable Fuels)	401
14,950	Rostelecom OJSC (Diversified Telecommunication Services)	36
564,440	Sberbank of Russia (Banks)	1,351
59,829	Sberbank of Russia - Sponsored ADR (Banks)*	585
11,950	Severstal (Metals & Mining)	91
6,696	Sistema JSFC- Registered, GDR (Wireless Telecommunication Services)	151
370,600	Surgutneftegas (Oil, Gas & Consumable Fuels)	274
74,680	Tatneft, Class - S (Oil, Gas & Consumable Fuels)	426
70,720	Uralkali OJSC (Chemicals)	339
279,940,000	VTB Bank OJSC (Banks)	317
		10,606

	Singapore — 1.31%
501,000	Ascendas Real Estate Investment Trust (Real Estate Investment Trusts)	902
490,909	CapitaCommercial Trust (Real Estate Investment Trusts)	581
594,000	CapitaMall Trust (Real Estate Investment Trusts)	894
2,001,236	ComfortDelGro Corp. Ltd. (Road & Rail)	3,166

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Singapore (continued)
385,147	DBS Group Holdings Ltd. (Banks)	$4,963
262,000	Global Logistic Properties Ltd. (Real Estate Management & Development)	553
2,560,907	Hutchison Port Holdings Trust (Transportation Infrastructure)	1,665
26,000	Jardine Cycle & Carriage Ltd. (Distributors)	939
640,791	Keppel Corp. Ltd. (Industrial Conglomerates)	5,562
168,000	Keppel Land Ltd. (Real Estate Management & Development)	450
443,000	M1 Ltd./Singapore (Wireless Telecommunication Services)	1,224
1,069,897	Olam International Ltd. (Food & Staples Retailing)	1,895
536,000	SembCorp Industries Ltd. (Industrial Conglomerates)	2,345
569,000	SembCorp Marine Ltd. (Machinery)	1,835
109,399	Singapore Exchange Ltd. (Diversified Financial Services)	605
710,947	Singapore Press Holdings Ltd. (Media)	2,376
2,398,110	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	6,972
970,011	Yangzijiang Shipbuilding Holdings Ltd. (Machinery)	835
		37,762

	South Africa — 0.56%
76,767	African Bank Investments Ltd. (Diversified Financial Services)	78
5,764	African Rainbow Minerals Ltd. (Metals & Mining)	114
3,495	Anglo Platinum Ltd. (Metals & Mining)(a)	157
21,129	AngloGold Ashanti Ltd. (Metals & Mining)	363
17,869	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	477
1,828	Assore Ltd. (Metals & Mining)	71
18,427	Barclays Africa Group Ltd. (Banks)	261
11,662	Barloworld Ltd. (Trading Companies & Distributors)	122
15,238	Bidvest Group Ltd. (Industrial Conglomerates)	403
15,712	Discovery Ltd. (Insurance)	126
7,588	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	101
159,621	FirstRand Ltd. (Diversified Financial Services)	547
40,720	Gold Fields Ltd. (Metals & Mining)	154
97,942	Growthpoint Properties Ltd. (Real Estate Investment Trusts)	227
20,771	Harmony Gold Mining Co. Ltd. (Metals & Mining)(a)	63
28,036	Impala Platinum Holdings Ltd. (Metals & Mining)	319
10,057	Imperial Holdings Ltd. (Distributors)	180
14,659	Investec Ltd. (Capital Markets)	118
4,030	Kumba Iron Ore Ltd. (Metals & Mining)	145
6,319	Liberty Holdings Ltd. (Insurance)	75
48,976	Life Healthcare Group Holdings Ltd. (Health Care Providers & Services)	179
6,052	Massmart Holdings Ltd. (Food & Staples Retailing)	79
19,941	Mediclinic International Ltd. (Health Care Providers & Services)	142
58,058	MMI Holdings Ltd. (Insurance)	136
12,572	Mr. Price Group Ltd. (Specialty Retail)	189
88,139	MTN Group Ltd. (Wireless Telecommunication Services)	1,806
32,167	Nampak Ltd. (Containers & Packaging)	110
20,656	Naspers Ltd. (Media)	2,279
10,768	Nedbank Group Ltd. (Banks)	229
51,084	Netcare Ltd. (Health Care Providers & Services)	113
17,327	Northam Platinum Ltd. (Metals & Mining)(a)	64
14,175	Pick n Pay Stores Ltd. (Food & Staples Retailing)	69
29,546	PPC Ltd. (Construction Materials)	82
164,521	Redefine Properties Ltd. (Real Estate Investment Trusts)	149
24,937	Remgro Ltd. (Diversified Financial Services)	486
9,370	Reunert Ltd. (Industrial Conglomerates)	57
36,352	RMB Holdings Ltd. (Diversified Financial Services)	166
36,650	RMI Holdings Ltd. (Insurance)	100
8,370	Samsung Heavy Industries Co. Ltd. (Machinery)	252
93,160	Sanlam Ltd. (Insurance)	509
30,691	Sappi Ltd. (Paper Products)(a)	108
28,799	Sasol Ltd. (Oil, Gas & Consumable Fuels)	1,613
46,908	Shoprite Holdings Ltd. (Food & Staples Retailing)	708
63,000	Standard Bank Group Ltd. (Banks)	831
70,288	Steinhoff International Holdings Ltd. (Household Durables)	340
10,349	The Foschini Group Ltd. (Specialty Retail)	105
9,484	The Spar Group Ltd. (Food & Staples Retailing)	110
8,553	Tiger Brands Ltd. (Food Products)	221
23,211	Truworths International Ltd. (Specialty Retail)	170
19,324	Vodacom Group Ltd. (Wireless Telecommunication Services)	239
39,959	Woolworths Holdings Ltd. (Multiline Retail)	278
		16,020

	South Korea — 1.78%
167	Amorepacific Corp. (Personal Products)	198
146	Amorepacific Group (Personal Products)	70
8,720	BS Financial Group, Inc. (Banks)	124
3,253	Celltrion, Inc. (Pharmaceuticals)	134
2,521	Cheil Industries, Inc. (Chemicals)	170
4,750	Cheil Worldwide, Inc. (Media)(a)	107
429	CJ Cheiljedang Corp. (Food Products)	116
794	CJ Corp. (Industrial Conglomerates)(a)	102
2,810	Coway Co. Ltd. (Household Durables)	197

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
1,443	Daelim Industrial Co. Ltd. (Construction & Engineering)	$118
5,480	Daewoo Engineering & Construction Co. Ltd. (Construction & Engineering)(a)	41
2,410	Daewoo International Corp. (Trading Companies & Distributors)	88
8,960	Daewoo Securities Co. Ltd. (Capital Markets)(a)	69
4,980	Daewoo Shipbuilding & Marine Engineering Co. Ltd. (Machinery)	150
7,760	DGB Financial Group, Inc. (Banks)	113
2,223	Dongbu Insurance Co. Ltd. (Insurance)	115
494	Doosan Corp. (Industrial Conglomerates)	64
2,510	Doosan Heavy Industries & Construction Co. Ltd. (Construction & Engineering)	83
7,410	Doosan Infracore Co. Ltd. (Machinery)(a)	96
1,101	E-Mart Co. Ltd. (Food & Staples Retailing)	253
1,890	GS Engineering & Construction Corp. (Construction & Engineering)(a)	65
2,759	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	125
1,960	Halla Climate Control Corp. (Auto Components)	90
14,560	Hana Financial Group, Inc. (Banks)	534
3,889	Hankook Tire Co. Ltd. (Auto Components)	221
4,700	Hanwha Chemical Corp. (Chemicals)	86
2,510	Hanwha Corp. (Chemicals)	76
901	Honam Petrochemical Corp. (Chemicals)	160
27,810	Hynix Semiconductor, Inc. (Semiconductors & Semiconductor Equipment)(a)	944
1,377	Hyosung Corp. (Chemicals)	100
798	Hyundai Department Store (Multiline Retail)	107
2,980	Hyundai Development Co. (Construction & Engineering)	84
3,722	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	196
662	Hyundai Glovis Co. Ltd. (Air Freight & Logistics)	151
2,166	Hyundai Heavy Industries Co. Ltd. (Machinery)	431
3,340	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	97
3,690	Hyundai Merchant Marine Co. Ltd. (Marine)(a)	36
565	Hyundai Mipo Dockyard Co. (Machinery)	83
9,569	Hyundai Mobis Co. Ltd. (Auto Components)	2,841
8,089	Hyundai Motor Co. Ltd. (Automobiles)	1,914
6,000	Hyundai Securities Co. Ltd. (Capital Markets)(a)	37
3,678	Hyundai Steel Co. (Metals & Mining)	239
818	Hyundai Wia Corp. (Auto Components)	132
11,920	Industrial Bank of Korea (Banks)	152
1,600	Jinro Ltd. (Beverages)	35
4,900	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	143
20,350	KB Financial Group, Inc. (Banks)	714
239	KCC Corp. (Building Products)	123
13,705	Kia Motors Corp. (Automobiles)	766
2,060	Korea Aerospace Industries Ltd. (Aerospace & Defense)	66
114,990	Korea Electric Power Corp. (Electric Utilities)	3,949
1,516	Korea Gas Corp. (Gas Utilities)(a)	89
2,230	Korea Investment Holdings Co. Ltd. (Capital Markets)	77
772	Korea Kumho Petrochemical Co. Ltd. (Chemicals)	64
11,210	Korea Life Insurance Co. Ltd. (Insurance)	74
441	Korea Zinc Co. Ltd. (Metals & Mining)	138
1,580	Korean Air Lines Co. Ltd. (Airlines)(a)	58
3,570	KT Corp. (Diversified Telecommunication Services)	99
69,512	KT&G Corp. (Tobacco)	5,238
2,419	LG Chem Ltd. (Chemicals)	578
4,744	LG Corp. (Industrial Conglomerates)	259
12,250	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)(a)	309
5,505	LG Electronics, Inc. (Household Durables)	337
1,279	LG Household & Health Care Ltd. (Household Products)	553
632	LG Innotek Co. Ltd. (Electronic Equipment, Instruments & Components)(a)	61
11,680	LG UPlus Corp. (Diversified Telecommunication Services)	115
37	Lotte Confectionery Co. Ltd. (Food Products)	63
575	Lotte Shopping Co. Ltd. (Multiline Retail)	181
1,005	LS Corp. (Electrical Equipment)	73
827	LS Industrial Systems Co. Ltd. (Electrical Equipment)	52
1,360	Mirae Asset Securities Co. Ltd. (Capital Markets)	53
2,241	Naver Corp. (Internet Software & Services)	1,638
810	NCsoft Corp. (Software)	166
693	NHN Entertainment Corp. (Software)(a)	63
882	OCI Co. Ltd. (Chemicals)(a)	148
787	Orion Corp. (Food Products)	608
3,397	POSCO (Metals & Mining)	949
880	S1 Corp. (Commercial Services & Supplies)	74
6,484	Samsung C&T Corp. (Trading Companies & Distributors)	377
2,060	Samsung Card Co. Ltd. (Consumer Finance)	67
3,138	Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	205

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
9,965	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	$12,603
1,553	Samsung Engineering Co. Ltd. (Construction & Engineering)(a)	105
1,837	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	413
3,023	Samsung Life Insurance Co. Ltd. (Insurance)	286
1,776	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	270
3,250	Samsung Securities Co. Ltd. (Capital Markets)	120
1,944	Samsung Techwin Co. Ltd. (Industrial Conglomerates)	106
22,440	Shinhan Financial Group Co. Ltd. (Banks)	993
378	Shinsegae Co. Ltd. (Multiline Retail)	82
1,191	SK C&C Co. Ltd. (IT Services)	168
1,366	SK Holdings Co. Ltd. (Industrial Conglomerates)	248
3,146	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	363
6,700	SK Networks Co. Ltd. (Trading Companies & Distributors)(a)	60
25,222	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	5,121
2,350	S-Oil Corp. (Oil, Gas & Consumable Fuels)	136
19,380	Woori Finance Holdings Co. Ltd. (Banks)(a)	221
6,560	Woori Investment & Securities Co. Ltd. (Capital Markets)	55
403	Yuhan Corp. (Pharmaceuticals)	69
		51,290

	Spain — 2.20%
144,032	Abertis Infraestructuras SA (Transportation Infrastructure)	3,292
77,665	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	3,053
524,276	Banco Bilbao Vizcaya SA (Banks)	6,303
2,082,065	Banco Santander SA (Banks)	19,873
389,608	CaixaBank SA (Banks)	2,508
8,717	Cemex Latam Holdings SA (Construction Materials)(a)	73
72,008	Corporacion Mapfre (Insurance)	304
17,865	Enagas (Gas Utilities)	543
301,203	Ferrovial SA (Construction & Engineering)	6,528
32,756	Gas Natural SDG SA (Gas Utilities)	922
20,138	Grifols SA, ADR (Biotechnology)*	832
36,198	Grifols SA (Biotechnology)	1,983
444,387	Iberdrola SA (Electric Utilities)	3,109
10,413	Industria de Diseno Textil SA (Specialty Retail)	1,562
10,129	Red Electrica Corporacion SA (Electric Utilities)	824
322,541	Repsol YPF SA (Oil, Gas & Consumable Fuels)	8,237
63,090	Tecnicas Reunidas SA (Energy Equipment & Services)	3,566
		63,512

	Sweden — 2.78%
66,576	Assa Abloy AB, Class - B (Building Products)	3,547
112,450	Atlas Copco AB, A Shares (Machinery)	3,247
15,972	Axis Communications AB (Electronic Equipment, Instruments & Components)(a)	548
125,370	Boliden AB (Metals & Mining)	1,910
247,337	Electrolux AB, Series B (Household Durables)	5,418
466,902	Hennes & Mauritz AB, B Shares (Specialty Retail)	19,920
185,024	Husqvarna (Household Durables)	1,292
14,117	Industrivarden AB, C Shares (Diversified Financial Services)	274
324,691	Nordea Bank AB (Banks)	4,608
488,750	Sandvik AB (Machinery)	6,915
146,529	Scania AB, B Shares (Machinery)	4,314
143,513	Securitas AB, B Shares (Commercial Services & Supplies)	1,663
669,206	Skandinaviska Enskilda Banken AB, Class - A (Banks)	9,196
162,930	Skanska AB, B Shares (Construction & Engineering)	3,842
102,686	Svenska Handelsbanken AB, A Shares (Banks)	5,162
103,786	Swedbank AB, A Shares (Banks)	2,787
72,987	Tele2 AB, B Shares (Wireless Telecommunication Services)	906
545,818	TeliaSonera AB (Diversified Telecommunication Services)	4,124
35,837	Volvo AB, B Shares (Machinery)	570
		80,243

	Switzerland — 9.15%
1,172,028	ABB Ltd. - Registered (Electrical Equipment)	30,283
21,403	Actelion Ltd. - Registered (Biotechnology)	2,029
6,265	Baloise Holding AG - Registered (Insurance)	789
77,475	Clariant AG (Chemicals)	1,507
57,924	Compagnie Financiere Richemont SA - Registered (Textiles, Apparel & Luxury Goods)(a)	5,536
35,250	Credit Suisse Group AG - Registered (Capital Markets)	1,141
13,075	DKSH Holding Ltd. (Professional Services)	1,041
5,910	Givaudan SA - Registered (Chemicals)	9,143
38,908	Holcim Ltd. - Registered (Construction Materials)	3,226
23,810	Kuehne & Nagel International (Marine)	3,333
652,596	Nestle SA (Food Products)	49,135
517,103	Novartis AG - Registered (Pharmaceuticals)	43,919
5,396	Partners Group Holding AG (Capital Markets)	1,516

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
208,473	Roche Holding AG - Genusscheine (Pharmaceuticals)	$62,718
1,915	SGS SA - Registered (Professional Services)	4,724
269	Sika AG (Chemicals)	1,101
12,218	Swiss Prime Site AG - Registered (Real Estate Management & Development)	1,039
52,015	Swiss Re AG (Insurance)	4,829
9,015	Swisscom AG - Registered (Diversified Telecommunication Services)	5,540
3,725	Syngenta AG - Registered (Chemicals)	1,415
6,652	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	4,174
12,858	The Swatch Group AG - Registered (Textiles, Apparel & Luxury Goods)	1,491
672,370	UBS AG - Registered (Capital Markets)	13,918
33,233	Zurich Financial Services AG (Insurance)	10,209
		263,756

	Taiwan — 0.84%
134,000	Acer, Inc. (Technology Hardware, Storage & Peripherals)(a)	79
319,000	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	354
15,000	Advantech Co. Ltd. (Technology Hardware, Storage & Peripherals)	97
114,000	Asia Cement Corp. (Construction Materials)	142
90,000	Asia Pacific Telecom Co. Ltd. (Diversified Telecommunication Services)(a)	42
34,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	337
464,000	AU Optronics Corp. (Electronic Equipment, Instruments & Components)(a)	164
35,000	Catcher Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	254
20,168	Catcher Technology Co. Ltd. - Sponsored GDR, Registered Shares (Technology Hardware, Storage & Peripherals)(a)	731
395,000	Cathay Financial Holding Co. Ltd. (Insurance)	577
239,000	Chang Hwa Commercial Bank Ltd. (Banks)(a)	142
82,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	234
24,000	Cheng Uei Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	51
27,000	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	70
146,000	China Airlines Ltd. (Airlines)(a)	48
726,000	China Development Financial Holding Corp. (Banks)	208
106,000	China Life Insurance Co. Ltd. (Insurance)(a)	98
35,000	China Motor Corp. (Automobiles)	31
102,000	China Petrochemical Development Corp. (Chemicals)	42
596,000	China Steel Corp. (Metals & Mining)	503
670,000	Chinatrust Financial Holding Co. Ltd. (Banks)	420
191,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	588
30,000	Clevo Co. (Technology Hardware, Storage & Peripherals)	59
218,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	155
32,000	CTCI Corp. (Construction & Engineering)	48
94,000	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	582
263,000	E.Sun Financial Holding Co. Ltd. (Banks)(a)	159
8,000	Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)(a)	93
44,000	Epistar Corp. (Semiconductors & Semiconductor Equipment)	106
100,000	EVA Airways Corp. (Airlines)(a)	51
102,000	Evergreen Marine Corp. Ltd. (Marine)(a)	59
66,000	Far Eastern Department Stores Ltd. (Multiline Retail)	58
153,000	Far Eastern New Century Corp. (Industrial Conglomerates)	163
81,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	171
31,000	Farglory Land Development Co. Ltd. (Real Estate Management & Development)	53
24,000	Feng Hsin Iron & Steel Co. Ltd. (Metals & Mining)	40
356,000	First Financial Holdings Co. Ltd. (Banks)	212
164,000	Formosa Chemicals & Fibre Corp. (Chemicals)	397
2,000	Formosa International Hotels Corp. (Hotels, Restaurants & Leisure)(a)	24
58,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	148
211,000	Formosa Plastics Corp. (Chemicals)	529
41,000	Formosa Taffeta Co. Ltd. (Textiles, Apparel & Luxury Goods)	46
43,000	Foxconn Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	102
333,000	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	453
14,000	Giant Manufacturing Co. Ltd. (Leisure Products)(a)	95
2,000	Hermes Microvision, Inc. (Semiconductors & Semiconductor Equipment)(a)	80
16,000	Highwealth Construction Corp. (Real Estate Management & Development)	38

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
9,000	Hiwin Technologies Corp. (Machinery)(a)	$87
582,000	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	1,653
13,000	Hotai Motor Co. Ltd. (Specialty Retail)(a)	157
37,000	HTC Corp. (Technology Hardware, Storage & Peripherals)	186
274,000	Hua Nan Financial Holdings Co. Ltd. (Banks)	155
366,000	Innolux Corp. (Electronic Equipment, Instruments & Components)(a)	126
120,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	118
15,000	Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)	56
5,000	Largan Precision Co. Ltd. (Electronic Equipment, Instruments & Components)	238
34,000	LCY Chemical Corp. (Chemicals)	40
110,000	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	164
73,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	1,081
466,000	Mega Financial Holding Co. Ltd. (Banks)	362
10,000	Merida Industry Co. Ltd. (Leisure Products)	67
35,000	Nan Kang Rubber Tire Co. Ltd. (Auto Components)(a)	43
248,000	Nan Ya Plastics Corp. (Chemicals)	527
28,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	129
87,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	130
7,000	Phison Electronics Corp. (Semiconductors & Semiconductor Equipment)(a)	45
106,000	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	149
38,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	58
29,000	President Chain Store Corp. (Food & Staples Retailing)	205
227,000	President Enterprises Corp. (Food Products)	395
128,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	346
23,000	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	93
24,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)(a)	72
33,000	Ruentex Development Co. Ltd. (Real Estate Management & Development)(a)	60
27,000	Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)(a)	65
10,000	ScinoPharm Taiwan Ltd. (Pharmaceuticals)(a)	27
353,000	Shin Kong Financial Holding Co. Ltd. (Insurance)	112
154,000	Siliconware Precision Industries Co. (Semiconductors & Semiconductor Equipment)	205
15,000	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	72
377,000	SinoPac Financial Holdings Co. Ltd. (Banks)	182
16,000	Standard Foods Corp. (Food Products)	44
67,000	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	108
393,000	Taishin Financial Holding Co. Ltd. (Banks)	178
309,000	Taiwan Business Bank (Banks)(a)	91
173,000	Taiwan Cement Corp. (Construction Materials)	268
320,000	Taiwan Cooperative Financial Holding Co. Ltd. (Banks)(a)	172
41,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	86
48,000	Taiwan Glass Industry Corp. (Building Products)	46
85,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	267
1,288,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	5,067
96,000	Teco Electric & Machinery Co. Ltd. (Electrical Equipment)	108
12,000	Tpk Holding Co. Ltd. (Electronic Equipment, Instruments & Components)	71
16,000	Transcend Information, Inc. (Semiconductors & Semiconductor Equipment)	52
35,000	TSRC Corp. (Chemicals)	52
30,000	U-Ming Marine Transport Corp. (Marine)	51
76,000	Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	61
622,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	264
38,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)(a)	57
189,000	Walsin Lihwa Corp. (Electrical Equipment)(a)	60
78,000	Wan Hai Lines Ltd. (Marine)	38
121,000	Wistron Corp. (Technology Hardware, Storage & Peripherals)	100
76,000	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	92
100,000	Yang Ming Marine Transport (Marine)(a)	42

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
421,000	Yuanta Financial Holding Co. Ltd. (Capital Markets)	$213
42,000	Yulon Motor Co. Ltd. (Automobiles)	70
		24,196

	Thailand — 0.15%
54,600	Advanced INFO Service PCL (Wireless Telecommunication Services)	381
22,300	Airports of Thailand Public Co. Ltd. (Transportation Infrastructure)	134
49,400	Bangkok Bank Public Co. Ltd. - NVDR (Banks)	272
16,300	Bangkok Dusit Medical Services Public Co. Ltd. (Health Care Providers & Services)	67
65,800	Banpu Public Co. Ltd. - NVDR (Oil, Gas & Consumable Fuels)	57
51,900	BEC World Public Co. Ltd. - NVDR (Media)	87
309,900	BTS Group Holdings PCL - NVDR (Road & Rail)	80
71,200	Central Pattana PCL - NVDR (Real Estate Management & Development)	104
144,400	Charoen Pokphand Foods PCL - NVDR (Food Products)	125
231,800	CP All PCL (Food & Staples Retailing)	311
30,200	Glow Energy PCL - NVDR (Independent Power and Renewable Electricity Producers)	71
163,500	Home Product Center Public Co. Limited (Specialty Retail)	49
83,700	Indorama Ventures PCL - NVDR (Chemicals)	59
615,300	IRPC PCL - NVDR (Oil, Gas & Consumable Fuels)	65
102,800	Kasikornbank Public Co. Ltd. (Banks)	567
190,800	Krung Thai Bank Public Co. Ltd. - NVDR (Banks)	110
86,700	Minor International PCL (Hotels, Restaurants & Leisure)	67
72,900	PTT Exploration & Production PCL - NVDR (Oil, Gas & Consumable Fuels)	353
88,700	PTT Global Chemical PCL - NVDR (Chemicals)	198
45,100	PTT Public Co. Ltd. (Oil, Gas & Consumable Fuels)	417
92,800	Siam Commercial Bank Public Co. Ltd. - NVDR (Banks)	452
46,700	Thai Oil PCL - NVDR (Oil, Gas & Consumable Fuels)	76
17,900	The Siam Cement Public Co. Ltd. - NVDR (Construction Materials)	231
764,400	TMB Bank PCL - NVDR (Banks)	58
289,500	True Corp. PCL - NVDR (Diversified Telecommunication Services)(a)	62
		4,453

	Turkey — 0.11%
94,007	Akbank TAS (Banks)	299
10,714	Anadolu EFES Biracilik VE Malt Sanayii A/S (Beverages)	119
12,316	Arcelik A/S (Household Durables)	69
11,099	Bim Birlesik Magazalar A/S (Food & Staples Retailing)	250
3,350	Coca-Cola Icecek A/S (Beverages)	81
105,833	Emlak Konut Gayrimenkul Yatirim (Real Estate Investment Trusts)	125
18,968	Enka Insaat ve Sanayi AS (Industrial Conglomerates)	57
73,718	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	95
3,776	Ford Otomotiv Sanayi A/S (Automobiles)	39
42,541	Haci OMER Sabanci Holding (Diversified Financial Services)	165
32,650	KOC Holdings A/S (Industrial Conglomerates)	137
2,305	Koza Altin Isletmeleri A/S (Metals & Mining)	20
8,803	TAV Havalimanlari Holding A/S (Transportation Infrastructure)	71
6,835	Tofas Turk Otomobil Fabrikasi A/S (Automobiles)	38
6,642	Tupras-Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	141
28,677	Turk Hava Yollari Anonim Ortakligi (Airlines)	88
23,244	Turk Telekomunikasyon A/S (Diversified Telecommunication Services)	65
39,539	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services)(a)	222
121,101	Turkiye Garanti Bankasi A/S (Banks)	414
32,775	Turkiye Halk Bankasi A/S (Banks)	203
83,143	Turkiye Is Bankasi A/S, Class - C (Banks)	185
25,915	Turkiye Sise ve Cam Fabrikalari A/S (Industrial Conglomerates)	28
40,653	Turkiye Vakiflar Bankasi TAO, Class - D (Banks)	77
7,460	Ulker Biskuvi Sanayi AS (Food Products)	52
47,990	Yapi ve Kredi Bankasi AS (Banks)	91
		3,131

	United Kingdom — 18.70%
75,892	Aberdeen Asset Management PLC (Capital Markets)	494
69,730	Admiral Group PLC (Insurance)	1,660
579,045	Anglo American PLC (Metals & Mining)	14,795
157,265	Antofagasta PLC (Metals & Mining)	2,194
78,961	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	1,333
5,670	ASOS PLC (Internet & Catalog Retail)(a)	490
428,195	AstraZeneca PLC (Pharmaceuticals)	27,754
546,645	Aviva PLC (Insurance)	4,361
1,293,802	BAE Systems PLC (Aerospace & Defense)	8,987
408,215	Balfour Beatty PLC (Construction & Engineering)	2,041
2,259,259	Barclays PLC (Banks)	8,790

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
248,037	BG Group PLC (Oil, Gas & Consumable Fuels)	$4,630
787,320	BHP Billiton PLC (Metals & Mining)	24,308
4,043,461	BP PLC (Oil, Gas & Consumable Fuels)	32,485
663,085	British American Tobacco PLC (Tobacco)	36,984
172,018	British Land Co. PLC (Real Estate Investment Trusts)	1,877
306,314	British Sky Broadcasting Group PLC (Media)	4,662
863,760	BT Group PLC (Diversified Telecommunication Services)	5,492
121,837	Capital Shopping Centres Group PLC (Real Estate Investment Trusts)	573
81,766	Carnival PLC (Hotels, Restaurants & Leisure)	3,124
1,630,927	Centrica PLC (Multi-Utilities)	8,971
63,693	Croda International PLC (Chemicals)	2,708
101,730	Diageo PLC (Beverages)	3,159
30,800	Ensco PLC, ADR (Energy Equipment & Services)*	1,626
8,200	Fidessa Group PLC (Software)(a)	347
1,005,977	GlaxoSmithKline PLC (Pharmaceuticals)	26,821
159,930	Grainger PLC (Real Estate Management & Development)	643
27,868	Greene King PLC (Hotels, Restaurants & Leisure)	420
382,091	Home Retail Group PLC (Internet & Catalog Retail)	1,381
2,996,649	HSBC Holdings PLC (Banks)	30,338
570,596	HSBC Holdings PLC (HK) (Banks)	5,790
76,325	ICAP PLC (Capital Markets)	481
29,567	IMI PLC (Machinery)(a)	719
541,154	Imperial Tobacco Group PLC (Tobacco)	21,880
47,971	Inchcape PLC (Distributors)	517
89,153	Inmarsat PLC (Diversified Telecommunication Services)	1,081
91,411	InterContinental Hotels Group PLC (Hotels, Restaurants & Leisure)	2,942
691,123	International Consolidated Airlines Group SA (Airlines)(a)(b)	4,808
54,828	Investec PLC (Capital Markets)	444
907,045	ITV PLC (Media)	2,898
488,986	J Sainsbury PLC (Food & Staples Retailing)	2,578
45,964	John Wood Group PLC (Energy Equipment & Services)	588
78,992	Johnson Matthey PLC (Chemicals)	4,312
36,487	Land Securities Group PLC (Real Estate Investment Trusts)	622
581,490	Legal & General Group PLC (Insurance)	1,985
82,080	Liberty Global PLC, Series C (Media)(a)*	3,341
61,660	Liberty Global PLC, Class - A (Media)*(a)	2,565
7,914,767	Lloyds Banking Group PLC (Banks)(a)(b)	9,900
156,155	Marks & Spencer Group PLC (Multiline Retail)	1,175
311,173	Meggitt PLC (Aerospace & Defense)	2,495
88,165	Merlin Entertainments PLC (Hotels, Restaurants & Leisure)(a)	554
390,168	Michael Page International PLC (Professional Services)	3,201
43,092	Micro Focus International PLC (Software)	597
489,240	National Grid PLC (Multi-Utilities)	6,722
10,725	Next PLC (Multiline Retail)	1,180
385,544	Ocado Group PLC (Internet & Catalog Retail)(a)	2,961
298,102	Ophir Energy PLC (Oil, Gas & Consumable Fuels)(a)	1,194
119,855	Persimmon PLC (Household Durables)	2,692
31,529	Provident Financial PLC (Consumer Finance)	1,043
350,852	Prudential PLC (Insurance)	7,427
133,204	Resolution Ltd. (Insurance)	664
375,155	Rexam PLC (Containers & Packaging)	3,048
650,009	Rio Tinto PLC (Metals & Mining)	36,243
556,233	Rolls-Royce Holdings PLC (Aerospace & Defense)	9,956
503,899	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	18,408
111,574	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	4,076
591,264	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	23,081
231,544	Royal Mail PLC (Air Freight & Logistics)(a)(b)	2,176
669,131	RSA Insurance Group PLC (Insurance)	999
138,769	SABMiller PLC (Beverages)	6,938
135,046	SEGRO PLC (Real Estate Investment Trusts)	748
22,732	Severn Trent PLC (Water Utilities)	691
95,554	SSE PLC (Electric Utilities)	2,340
50,313	Standard Chartered PLC (Banks)	1,052
233,360	Standard Life PLC (Insurance)	1,470
3,867,776	Tesco PLC (Food & Staples Retailing)	19,074
450,007	The Sage Group PLC (Software)	3,138
631,344	Thomas Cook Group PLC (Hotels, Restaurants & Leisure)(a)	1,899
108,855	Tui Travel PLC (Hotels, Restaurants & Leisure)	795
128,148	Tullow Oil PLC (Oil, Gas & Consumable Fuels)	1,601
78,658	Unilever PLC (Food Products)	3,364
68,614	United Utilities Group PLC (Water Utilities)	902
7,951,001	Vodafone Group PLC (Wireless Telecommunication Services)	29,234
30,168	WH Smith PLC (Specialty Retail)	605
11,152	Whitbread PLC (Hotels, Restaurants & Leisure)	774
993,247	William Morrison Supermarkets PLC (Food & Staples Retailing)	3,531
		538,947

	United States — 0.04%
19,960	Nielsen Holdings NV (Professional Services)*	892
8,500	Southern Copper Corp. (Metals & Mining)*	247

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
2,278	Verizon Communications, Inc. (Diversified Telecommunication Services)*(a)	$108
		1,247
	Total Common Stocks	2,809,666

	Preferred Stocks — 0.50%
	Brazil — 0.24%
5,300	AES Tiete SA - Preferred (Independent Power and Renewable Electricity Producers)*	42
109,900	Banco Bradesco SA - Preferred (Banks)*	1,506
10,100	Banco do Estado do Rio Grande do Sul SA - Preferred, B Shares (Banks)*	58
11,800	Bradespar SA - Preferred (Metals & Mining)*	103
8,800	Braskem SA - Preferred, Class - A (Chemicals)*(a)	69
11,900	Centrais Eletricas Brasileiras SA - Preferred, B Shares (Electric Utilities)*	57
39,600	Companhia Energetica de Minas Gerais SA - Preferred, ADR (Electric Utilities)*	268
8,700	Companhia Energetica de Sao Paulo - Preferred, B Shares (Independent Power and Renewable Electricity Producers)*	102
5,100	Companhia Paranaense de Energia-COPEL - Preferred, B Shares (Electric Utilities)*	67
44,800	Gerdau SA - Preferred (Metals & Mining)*	286
154,100	Itausa - Investimentos Itau SA - Preferred (Banks)*	627
128,500	Klabin SA - Preferred (Containers & Packaging)*	133
21,700	Lojas Americanas SA - Preferred (Multiline Retail)*	160
22,800	Marcopolo SA - Preferred (Machinery)*	46
14,800	Metalurgica Gerdau SA - Preferred (Metals & Mining)*	113
39,200	Oi SA - Preferred (Diversified Telecommunication Services)*	54
219,700	Petroleo Brasileiro SA - Preferred (Oil, Gas & Consumable Fuels)*	1,521
15,700	Suzano Papel e Celulose SA - Preferred, Class - A (Paper & Forest Products)*	58
15,500	Telefonica Brasil SA - Preferred (Diversified Telecommunication Services)*	327
20,000	Usinas Siderurgicas de Minas Gerais SA - Preferred, Class - A (Metals & Mining)*(a)	90
98,800	Vale SA - Preferred (Metals & Mining)*	1,232
		6,919

	Chile — 0.01%
13,354	Embotelladora Andina SA - Preferred, B Shares (Beverages)*	48
5,099	Sociedad Quimica y Minera de Chile SA - Preferred, Class - B (Chemicals)*	162
		210

	Colombia — 0.02%
22,781	Bancolombia SA - Preferred (Banks)*	318
6,064	Grupo Argos SA - Preferred (Construction Materials)*	63
95,517	Grupo Aval Acciones y Valores SA - Preferred (Banks)*	63
4,778	Grupo de Inversiones Suramericana - Preferred (Diversified Financial Services)*	89
		533

	Germany — 0.16%
6,979	Bayerische Motoren Werke AG - Preferred (Automobiles)	659
36,728	Henkel AG & Co. KGaA - Preferred (Household Products)	3,953
		4,612

	Russia — 0.02%
83	Ak Transneft OAO - Preferred (Oil, Gas & Consumable Fuels)	181
50,700	Sberbank of Russia - Preferred (Banks)(a)	97
361,400	Surgutneftegas - Preferred (Oil, Gas & Consumable Fuels)	263
		541

	South Korea — 0.05%
1,944	Hyundai Motor Co. Ltd. - Preferred (Automobiles)	278
1,224	Hyundai Motor Co. Ltd. - Preferred (Automobiles)	157
386	LG Chem Ltd. - Preferred (Chemicals)	54
1,074	Samsung Electronics Co. Ltd. Preferred (Semiconductors & Semiconductor Equipment)	1,070
		1,559
	Total Preferred Stocks	14,374

	Warrant — 0.00%
	Singapore — 0.00%
146,178	Olam International Ltd. (Food & Staples Retailing)(a)	73
	Total Warrant	73

	Rights — 0.04%
	Chile — 0.00%
3,873	AES Gener SA (Independent Power and Renewable Electricity Producers)(a)(b)	—

	Hong Kong — 0.00%
308,333	New World Development Co. Ltd. (Real Estate Management & Development)(a)	64

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Rights (continued)
	Italy — 0.03%
69,761	Banco Popolare Societa Cooperativa (Banks)(a)	$593

	Russia — 0.00%
56,600	The Moscow Exchange Micex (Diversified Financial Services)(a)	94

	Spain — 0.00%
524,276	Banco Bilbao Vizcaya Argentaria SA (Banks)(a)	123

	United Kingdom — 0.01%
34,810	Intu Properties PLC (Real Estate Investment Trusts)(a)	55
186,188	RSA Insurance Group PLC (Insurance)(a)	104
		159
	Total Rights	1,033

	Time Deposit — 0.37%
10,562	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 4/1/14	10,562
	Total Time Deposit	10,562

	Mutual Funds — 1.38%
12,369,000	Dreyfus Treasury Prime Cash Management Fund, 0.00% (d)	12,369
26,000	iShares MSCI Emerging Markets Index Fund ETF	1,079
504,000	iShares MSCI India ETF	13,312
11,231,000	SSgA Treasury Money Market Fund, 0.00% (d)	11,231
1,715,000	SSgA Treasury Money Market Fund, 0.00% (d)	1,715
	Total Mutual Funds	39,706

	Total Investments
	(cost $2,418,299) — 99.73%	2,875,414
	Other assets in excess of liabilities — 0.27%	7,718
	Net Assets - 100.00%	$2,883,132

Amounts designated as "—" are $0 or have been rounded to $0.

*	Security was not fair valued on March 31, 2014 and represents a Level 1 security. All other stocks were fair valued and represent Level 2 securities. Refer to Note 2 in the Notes to Portfolio of Investments.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed illiquid by the Specialist Manager and represents 0.38% of the Portfolio's net assets.
(d)	The rate disclosed is the rate in effect on March 31, 2014.

ADR—American Depositary Receipt
ETF—Exchange Traded Fund
FDR—Fiduciary Depositary Receipt
GDR—Global Depositary Receipt
NVDR—Non-Voting Depository Receipt
NYS—New York Registered Shares

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2014 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional International Equity Portfolio	Artisan Partners LP	Cadence Capital Management LLC	Capital Guardian Trust Co.	Causeway Capital Management LLC	Lazard Asset Management LLC	Mellon Capital Management Corporation	Total

Common Stocks	9.42%	53.08%	9.06%	9.23%	10.58%	6.07%	97.44%
Preferred Stocks	0.14%	0.02%	-	-	-	0.34%	0.50%
Warrant	-	-	0.00%	-	-	-	0.00%
Rights	-	0.02%	0.00%	-	0.02%	0.00%	0.04%
Time Deposit	0.02%	-	0.30%	0.05%	-	-	0.37%
Mutual Fund	-	0.43%	-	-	0.06%	0.89%	1.38%
Other Assets (Liabilities)	0.02%	0.40%	0.09%	0.08%	0.07%	-0.39%	0.27%
Total Net Assets	9.60%	53.95%	9.45%	9.36%	10.73%	6.91%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2014.

Currency Contracts
						Unrealized
				Settlement	Value	Appreciation/
Contract Amount			Settlement	Value	on 3/31/14	(Depreciation)
(Local Currency)	Currency	Counterparty	Date	(000)	(000)	(000)
	Currencies Sold
164,000	Canadian Dollar	Bank of New York	4/14/14	$147	$148	$(1)
	Total Currencies Sold			$147	$148	$(1)
	Currencies Purchased
47,159,859	South African Rand	HSBC Bank	4/2/14	$4,409	$4,484	$75
	Total Currencies Purchased			$4,409	$4,484	$75
	Net Unrealized/Appreciation(Depreciation)					$74

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 89.72%
	Austria — 0.20%
91,804	Erste Group Bank AG (Banks)	$3,140
	Bermuda — 0.67%
7,241,593	Cosco Pacific Ltd. (Transportation Infrastructure)	9,269
1,153,000	Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)	1,393
		10,662
	Brazil — 10.36%
100,600	Ambev SA, ADR (Beverages)*	745
480,600	Ambev SA (Beverages)*	3,577
203,300	Arteris SA (Transportation Infrastructure)*	1,630
215,500	Banco Bradesco SA (Banks)*	3,169
91,830	Banco Bradesco SA - Sponsored ADR (Banks)*	1,255
644,547	Banco do Brasil SA (Banks)*	6,447
3,428	Banco Santander Brasil SA (Banks)*	19
3,144,520	Banco Santander Brasil SA - Sponsored ADR (Banks)*	17,514
403,700	BB Seguridade Participacoes SA (Insurance)*	4,433
864,600	BM&FBOVESPA SA (Diversified Financial Services)*	4,292
798,100	Brasil Insurance Participacoes e Adminstracao SA (Insurance)*	4,046
12,500	BRF SA (Food Products)*	250
652,780	Cia de Saneamento Basico do Estado de Sao Paulo SABESP - Sponsored ADR (Water Utilities)*	6,045
382,830	Cia Vale Do Rio, ADR (Metals & Mining)*	4,766
47,800	Cielo SA (IT Services)*	1,516
281,500	Direcional Engenharia SA (Household Durables)*	1,242
97,400	Duratex SA (Paper Products)*	498
1,534,647	EDP - Energias do Brasil SA (Electric Utilities)*	6,894
513,000	Even Construtora E Incorporadora SA (Household Durables)*	1,701
36,200	EZ Tec Empreendimentos e Participacoes SA (Household Durables)*	447
172,600	Gafisa SA (Household Durables)*	269
75,340	Gerdau SA - Sponsored ADR (Metals & Mining)*	483
479,800	Grupo BTG Pactual (Capital Markets)	6,096
689,437	Itau Unibanco Holding SA (Banks)*	10,284
635,162	Itau Unibanco Holding SA - Sponsored ADR (Banks)*	9,439
1,311,800	JBS SA (Food Products)*	4,476
1,854,200	Magnesita Refratarios SA (Construction Materials)(a)*	4,120
570,800	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)*	3,762
2,596,130	Petroleo Brasileiro SA - Sponsored ADR (Oil, Gas & Consumable Fuels)*	34,138
165,210	Sul America SA (Insurance)*	1,096
345,080	Telefonica Brasil SA - Sponsored ADR (Diversified Telecommunication Services)*	7,329
273,000	Vale SA (Metals & Mining)*	3,786
363,100	Vale SA - Sponsored ADR (Metals & Mining)*	5,022
350,807	Via Varejo SA (Specialty Retail)(b)(c)*	3,665
		164,451
	Cayman Islands — 0.67%
1,219,000	Anta Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	2,035
144,000	Dongyue Group Ltd. (Chemicals)	59
27,292,000	Parkson Retail Group Ltd. (Multiline Retail)	8,599
		10,693
	Chile — 0.35%
595,449	AES Gener SA (Independent Power and Renewable Electricity Producers)*	330
108,538	Cap SA (Metals & Mining)*	1,760
32,991,081	CorpBanca SA (Banks)*	394
28,960	Empresa Nacional de Telecomunicaciones SA (Wireless Telecommunication Services)*	355
8,759,903	Enersis SA (Electric Utilities)*	2,737
		5,576
	China — 14.58%
6,639,000	Agricultural Bank of China Ltd., H Shares (Banks)	2,902
756,000	Air China Ltd. (Airlines)	448
1,788,500	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	7,693
25,609,100	Bank of China Ltd., H Shares (Banks)	11,378
1,829,000	Bank of Communications Co. Ltd., H Shares (Banks)	1,198
1,701,500	Baoxin Auto Group Ltd. (Specialty Retail)	1,448
9,552,000	Beijing Capital International Airport Co. Ltd., H Shares (Transportation Infrastructure)	6,575
4,343,000	China CITIC Bank Corp. Ltd., H Shares (Banks)	2,509
2,268,000	China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	1,282
14,442,000	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services)	6,692
46,333,350	China Construction Bank Corp., H Shares (Banks)	32,525
2,691,000	China Life Insurance Co. Ltd., H Shares (Insurance)	7,609
3,274,000	China Machinery Engineering Corp., H Shares (Construction & Engineering)(b)	2,357
1,574,500	China Merchants Bank Co. Ltd., H Shares (Banks)	2,864
3,451,000	China Minsheng Banking Corp. Ltd., H Shares (Banks)	3,469

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
139,270	China Mobile Ltd. - Sponsored ADR (Wireless Telecommunication Services)	$6,349
1,152,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	1,159
55,200	China Pacific Insurance Group Co. Ltd. (Insurance)	198
9,815,400	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	8,779
6,215,000	China Power International Development Ltd. (Independent Power and Renewable Electricity Producers)	2,158
2,567,000	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	2,177
9,405,000	China Railway Group Ltd., H Shares (Construction & Engineering)	4,394
1,033,500	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	2,993
5,820,000	China Telecom Corp. Ltd. (Diversified Telecommunication Services)	2,686
4,789,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	2,105
5,152,000	Datang International Power Generation Co. Ltd., H Shares (Independent Power and Renewable Electricity Producers)	1,881
2,434,400	Dongfang Electric Corp. Limited (Electrical Equipment)	3,798
3,421,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobiles)	4,853
362,000	ENN Energy Holdings Ltd. (Gas Utilities)	2,526
24,281,200	Global Bio-Chem Technology Group Co. Ltd. (Food Products)(a)(b)	1,004
555,000	Great Wall Motor Co. Ltd., H Shares (Automobiles)	2,796
5,967,324	Guangzhou Automobile Group Co. Ltd., H Shares (Automobiles)	6,291
1,578,800	Haitong Securities Co. Ltd., H Shares (Capital Markets)(b)	2,101
1,704,000	Huaneng Power International, Inc., H Shares (Independent Power and Renewable Electricity Producers)	1,636
42,366,440	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	26,119
1,830,798	Inner Mongolia Yitai Coal Co. Ltd., Class - B (Oil, Gas & Consumable Fuels)	2,208
1,730,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	1,972
385,000	Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)	649
7,107,000	Lianhua Supermarket Holdings Ltd., H Shares (Food & Staples Retailing)(a)	4,049
5,632,000	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	6,118
5,733,340	PICC Property & Casualty Co. Ltd., H Shares (Insurance)	7,870
504,500	Ping An Insurance Group Co. of China (Insurance)	4,193
328,000	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	746
840,000	Shimao Property Holdings Ltd. (Real Estate Management & Development)	1,849
601,000	Sinotrans Ltd., H Shares (Air Freight & Logistics)	303
510,000	Soho China Ltd. (Real Estate Management & Development)	420
647,000	TCL Communication Techology Holdings Ltd (Technology Hardware, Storage & Peripherals)(b)	761
175,300	Tencent Holdings Ltd. (Internet Software & Services)	12,236
497,000	Weichai Power Co. Ltd. (Machinery)	1,887
1,080,000	Weiqiao Textile Co. Ltd., H Shares (Textiles, Apparel & Luxury Goods)	597
6,882,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	6,270
2,934,600	Zoomlion Heavy Industry Science & Technology Co. Ltd., H Shares (Machinery)	2,049
		231,129
	Colombia — 0.37%
161,614	Banco Davivienda SA (Banks)*	2,089
98,157	Bancolombia SA (Banks)*	1,341
925,003	Ecopetrol SA (Oil, Gas & Consumable Fuels)*	1,891
871,106	Grupo Aval Acciones y Valores SA (Banks)*	572
		5,893
	Czech Republic — 0.29%
91,577	CEZ A/S (Electric Utilities)	2,630
8,054	Komercni Banka A/S (Banks)	1,926
		4,556
	Egypt — 0.01%
81,950	Telecom Egypt Co. (Diversified Telecommunication Services)	199

	Greece — 0.23%
354,147	Alpha Bank AE (Banks)(b)	347
89,294	Motor Oil (Hellas) Corinth Refineries SA (Oil, Gas & Consumable Fuels)(b)	1,169
87,615	Opap SA (Hotels, Restaurants & Leisure)	1,406
238,094	Piraeus Bank SA (Banks)(b)	653
		3,575
	Hong Kong — 3.98%
378,000	Agile Property Holdings Ltd. (Real Estate Management & Development)	311

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
132,000	China Everbright International Ltd. (Commercial Services & Supplies)	$181
1,511,000	China Mobile Ltd. (Wireless Telecommunication Services)*	13,874
80,000	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	208
2,308,000	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	6,029
3,453,500	China Zhentong Auto Services Holdings Ltd. (Specialty Retail)(b)	1,925
804,000	CITIC Pacific Ltd. (Industrial Conglomerates)	1,426
7,770,000	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	11,764
337	Evergrande Real Estate Group Ltd. (Real Estate Management & Development)	—
1,266,000	Guangdong Investment Ltd. (Water Utilities)	1,210
1,634,800	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Management & Development)	2,366
1,626,000	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	1,799
4,677,487	NWS Holdings Ltd. (Industrial Conglomerates)(a)	7,894
3,693,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)(a)	12,335
658,000	Tingyi (Cayman Islands) Holding Corp. (Food Products)	1,890
		63,212
	Hungary — 1.00%
575,762	OTP Bank Nyrt PLC (Banks)	11,040
275,740	Richter Gedeon Nyrt (Pharmaceuticals)(b)	4,813
		15,853
	India — 9.15%
125,880	Axis Bank Ltd. (Banks)	3,089
209,314	Bank of Baroda (Banks)	2,533
1,847,099	Bharat Heavy Electricals Ltd. (Electrical Equipment)	6,074
621,972	Cairn India Ltd. (Oil, Gas & Consumable Fuels)	3,473
336,887	Dabur India Ltd. (Personal Products)	1,015
158,496	GAIL India Ltd. (Gas Utilities)	999
11,720	Grasim Industries Ltd. (Construction Materials)	567
158,720	HCL Technologies Ltd. (IT Services)	3,699
197,964	HDFC Bank Ltd. (Banks)	2,498
1,219,053	Hindalco Industries Ltd. (Metals & Mining)	2,900
851,070	Hindustan Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)(a)	4,423
79,017	Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	1,171
324,770	ICICI Bank Ltd. (Banks)	6,802
8,235,924	India Cements Ltd. (Construction Materials)(a)	8,417
40,301	Infosys Ltd. (IT Services)	2,206
232,824	ITC Ltd. (Tobacco)	1,377
67,365	JSW Steel Ltd. (Metals & Mining)(b)	1,170
317,129	Jubilant Life Sciences Ltd. (Pharmaceuticals)(a)	845
50,185	Lupin Ltd. (Pharmaceuticals)	784
48,740	Maruti Suzuki India Ltd. (Automobiles)	1,611
3,053,915	NMDC Ltd. (Metals & Mining)(a)	7,126
261,109	NTPC Ltd. (Independent Power and Renewable Electricity Producers)	525
373,993	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	2,001
627,902	Oriental Bank of Commerce (Banks)(a)	2,349
230,884	Power Finance Corp. (Diversified Financial Services)	748
4,974,163	Power Grid Corp. of India Ltd. (Electric Utilities)(a)	8,764
235,300	Punjab National Bank (Banks)	2,939
392,676	Reliance Capital Ltd. (Diversified Financial Services)(b)	2,279
1,256,303	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)(a)	19,622
93,930	Reliance Industries Ltd. - Sponsored GDR (Oil, Gas & Consumable Fuels)(c)*	2,928
1,788,289	Rolta India Ltd. (IT Services)(a)	2,198
719,504	Rural Electrification Corp. Ltd. (Diversified Financial Services)	2,774
1,052,534	Sesa Sterlite Ltd. (Metals & Mining)	3,325
91,938	Sesa Sterlite Ltd. - Sponsored ADR (Metals & Mining)*	1,142
488,599	State Bank of India (Banks)	15,718
4,410,290	Steel Authority of India Ltd. (Metals & Mining)(a)	5,279
171,501	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	1,654
127,356	Tata Consultancy Services Ltd. (IT Services)	4,551
225,490	Tata Motors Ltd. (Automobiles)	1,524
153,825	Tata Steel Ltd. (Metals & Mining)	1,016
56,598	Tata Steel Ltd. - Sponsored GDR, Registered Shares (Metals & Mining)	368
24,018	Tech Mahindra Ltd. (IT Services)	723
		145,206
	Indonesia — 0.96%
3,494,000	PT Aneka Tambang Tbk (Metals & Mining)	351
3,183,700	PT Astra International Tbk (Automobiles)	2,083
223,800	PT Bank Central Asia Tbk (Banks)	210
3,773,900	PT Bank Negara Indonesia Persero Tbk (Banks)	1,664
3,408,700	PT Bank Rakyat Indonesia Persero Tbk (Banks)(b)	2,900
4,452,400	PT Indofood Sukses Makmur Tbk (Food Products)	2,883
4,066,300	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (Food Products)	796

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Indonesia (continued)
20,388,850	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)(b)	$3,987
165,000	PT United Tractors Tbk (Machinery)	303
		15,177
	Malaysia — 1.34%
2,642,100	Airasia Berhad (Airlines)	2,066
3,512,355	CIMB Group Holdings Berhad (Banks)	7,704
122,100	Hong Leong Financial Group Berhad (Banks)	587
591,500	IJM Corp. Berhad (Construction & Engineering)	1,114
1,098,014	Malayan Banking Berhad (Banks)	3,261
303,100	Parkson Holdings Berhad (Multiline Retail)(a)	279
198,100	RHB Capital Berhad (Banks)	511
1,102,200	Sime Darby Berhad (Industrial Conglomerates)	3,146
698,300	Tenega Nasional Berhad (Electric Utilities)	2,559
		21,227
	Mexico — 3.06%
1,305,900	Alpek SA de CV (Chemicals)*	2,327
2,749,900	America Movil SAB de CV (Wireless Telecommunication Services)*	2,743
349,780	America Movil SAB de CV - Sponsored ADR, Series L (Wireless Telecommunication Services)*	6,953
210,772	Arca Continental SAB de CV (Beverages)*	1,258
284,000	Cemex SAB de CV - Sponsored ADR (Construction Materials)(b)*	3,587
244,400	Coca-Cola FEMSA SAB de CV, Series L (Beverages)*	2,570
865,200	Compartamos SAB de CV (Consumer Finance)*	1,583
2,632,900	Consorcio ARA SAB de CV (Household Durables)(b)*	1,176
523,650	Controladora Vuela Compania de Aviacion SAB de CV, ADR (Airlines)(b)*	4,346
210,600	El Puerto de Liverpool SAB de CV, Class 1 (Multiline Retail)(b)*	2,312
735,000	Fibra Uno Amdinistracion SA (Real Estate Investment Trusts)*	2,378
323,337	Grupo Aeroportuario del Pacifico SAB de CV, B Shares (Transportation Infrastructure)*	1,893
120,100	Grupo Financiero Banorte SAB de CV (Banks)*	812
1,058,000	Grupo Financiero Santander Mexico SAB de CV, Class - B (Banks)(b)*	2,594
779,945	Grupo Mexico SAB de CV, Series B (Metals & Mining)*	2,462
429,500	Infraestructura Energetica Nova SAB de CV (Gas Utilities)*	2,225
1,612,400	Kimberly-Clark de Mexico SAB de CV, Class - A (Household Products)*	4,304
913,200	Ohl Mexico SAB de CV (Transportation Infrastructure)(b)*	2,369
29,200	Promotora y Operadora de Infraestructura SAB de CV (Construction & Engineering)(b)*	392
119,700	Wal-Mart de Mexico SAB de CV, Series V (Food & Staples Retailing)*	285
		48,569
	Peru — 0.33%
187,400	Compania de Minas Buenaventura SA - Sponsored ADR (Metals & Mining)*	2,356
21,200	Credicorp Ltd. (Banks)*	2,924
		5,280
	Philippines — 0.45%
698,800	Aboitiz Power Corp. (Independent Power and Renewable Electricity Producers)	581
3,551,200	Alliance Global Group, Inc. (Industrial Conglomerates)	2,264
303,690	BDO Unibank, Inc. (Banks)	577
715,370	DMCI Holdings, Inc. (Industrial Conglomerates)	1,118
120,480	First Philippine Holdings Corp. (Electric Utilities)	195
742,834	Metropolitan Bank & Trust Co. (Banks)	1,284
3,050	Philippine Long Distance Telephone Co. (Wireless Telecommunication Services)	186
15,500	Philippine Long Distance Telephone Co. - Sponsored ADR (Wireless Telecommunication Services)*	946
		7,151
	Poland — 1.69%
81,030	Asseco Poland SA (Software)	1,258
574,690	Energa SA (Electric Utilities)(b)	3,393
66,496	KGHM Polska Miedz SA (Metals & Mining)	2,399
666,838	PGE SA (Electric Utilities)	4,169
644,579	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	9,068
20,558	Powszechny Zaklad Ubezpieczen SA (Insurance)	2,922
2,038,849	Tauron Polska Energia SA (Electric Utilities)	3,536
		26,745
	Russia — 4.64%
997,896	Gazprom OAO - Sponsored ADR (Oil, Gas & Consumable Fuels)	7,698
2,540,150	Gazprom OAO - Sponsored GDR (Oil, Gas & Consumable Fuels)*	19,738
92,660	JSFC Sistema - Sponsored GDR, Registered Shares (Wireless Telecommunication Services)	2,088
79,955	LUKOIL (Oil, Gas & Consumable Fuels)*	4,455
80,319	LUKOIL, ADR (Oil, Gas & Consumable Fuels)	4,467
6,200	LUKOIL - Sponsored ADR (Oil, Gas & Consumable Fuels)*	347

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Russia (continued)
20,217	Magnit OJSC (Food & Staples Retailing)	$4,655
10,565	Magnit OJSC - Sponsored GDR, Registered Shares (Food & Staples Retailing)	579
12,536	MegaFon OAO - Sponsored GDR (Wireless Telecommunication Services)	353
260,020	Mobile TeleSystems OJSC - Sponsored ADR (Wireless Telecommunication Services)*	4,548
1,952	Novatek OAO, GDR (Oil, Gas & Consumable Fuels)	215
1,347,860	Rosneft Oil Co. OJSC - Sponsored GDR, Registered Shares (Oil, Gas & Consumable Fuels)(c)	8,988
644,926	Sberbank (Banks)*	1,537
682,250	Sberbank of Russia - Sponsored ADR (Banks)	6,643
146,800	Sberbank of Russia - Sponsored ADR (Banks)	1,434
4,116	Severstal - GDR, Registered shares (Metals & Mining)	31
52,080	Severstal - Sponsored GDR, Registered Shares (Metals & Mining)	396
40,676	Sistema JSFC- Registered, GDR (Wireless Telecommunication Services)	916
1,673,703	Surgutneftegaz OAO (Oil, Gas & Consumable Fuels)*	1,230
319,606	Surgutneftegaz OAO - Sponsored ADR Preferred (Oil, Gas & Consumable Fuels)*	2,317
604,618	The Moscow Exchange (Diversified Financial Services)*	995
		73,630
	South Africa — 3.96%
42,980	AngloGold Ashanti Ltd. (Metals & Mining)	737
974,621	Barclays Africa Group Ltd. (Banks)	13,815
212,036	Barloworld Ltd. (Trading Companies & Distributors)	2,223
38,986	FirstRand Ltd. (Diversified Financial Services)	134
310,139	Growthpoint Properties Ltd. (Real Estate Investment Trusts)	719
141,030	Imperial Holdings Ltd. (Distributors)	2,525
367,011	Investec Ltd. (Capital Markets)	2,956
1,260,233	JD Group Ltd. (Specialty Retail)(a)	3,247
15,111	Kumba Iron Ore Ltd. (Metals & Mining)	542
20,986	Liberty Holdings Ltd. (Insurance)	248
201,939	MMI Holdings Ltd. (Insurance)	473
39,046	Mondi Ltd. (Paper & Forest Products)	684
262,355	MTN Group Ltd. (Wireless Telecommunication Services)	5,375
632,586	Murray & Roberts Holdings Ltd. (Construction & Engineering)(b)	1,480
72,009	Naspers Ltd. (Media)	7,942
2,560,837	Redefine Properties Ltd. (Real Estate Investment Trusts)	2,325
253,004	Reunert Ltd. (Industrial Conglomerates)	1,551
32,450	Samsung Heavy Industries Co. Ltd. (Machinery)	976
106,836	Sasol Ltd. (Oil, Gas & Consumable Fuels)	5,981
502,074	Standard Bank Group Ltd. (Banks)	6,621
325,995	Steinhoff International Holdings Ltd. (Household Durables)	1,578
75,536	The Foschini Group Ltd. (Specialty Retail)	768
		62,900
	South Korea — 17.58%
1,551	Amorepacific Corp. (Personal Products)	1,837
36,060	BS Financial Group, Inc. (Banks)	512
21,089	Daelim Industrial Co. Ltd. (Construction & Engineering)	1,721
29,400	DGB Financial Group, Inc. (Banks)	426
25,720	Dongbu Insurance Co. Ltd. (Insurance)	1,335
22,455	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	1,020
93,890	Hana Financial Group, Inc. (Banks)	3,444
103,160	Hanwha Corp. (Chemicals)	3,119
112,020	Hynix Semiconductor, Inc. (Semiconductors & Semiconductor Equipment)(b)	3,803
147,810	Hyundai Development Co. (Construction & Engineering)	4,183
16,487	Hyundai Hysco (Metals & Mining)	857
13,620	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	394
7,140	Hyundai Mobis Co. Ltd. (Auto Components)	2,119
116,375	Hyundai Motor Co. Ltd. (Automobiles)	27,532
26,670	Hyundai Securities Co. Ltd. (Capital Markets)(b)	162
8,945	Hyundai Wia Corp. (Auto Components)	1,443
223,380	Industrial Bank of Korea (Banks)	2,842
54,740	Jahwa Electronics Co. Ltd. (Electronic Equipment, Instruments & Components)	929
339,821	Jinro Ltd. (Beverages)	7,520
345,374	KB Financial Group, Inc. (Banks)	12,125
262,630	KB Financial Group, Inc. - Sponsored ADR (Banks)(b)	9,231
3,863	KCC Corp. (Building Products)	1,984
188,927	Kia Motors Corp. (Automobiles)	10,563
59,440	Korea Electric Power Corp. (Electric Utilities)(a)	2,041
905,650	Korea Electric Power Corp. - Sponsored ADR (Electric Utilities)(b)*	15,550
57,430	Korea Investment Holdings Co. Ltd. (Capital Markets)	1,992
42,590	Korea Life Insurance Co. Ltd. (Insurance)	280
175,260	KT Corp. (Diversified Telecommunication Services)	4,881
232,730	KT Corp. - Sponsored ADR (Diversified Telecommunication Services)(b)*	3,233
73,125	KT&G Corp. (Tobacco)	5,510
17,186	LG Chem Ltd. (Chemicals)	4,115
44,012	LG Corp. (Industrial Conglomerates)	2,400

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
120,398	LG Electronics, Inc. (Household Durables)	$7,364
7,759	LS Corp. (Electrical Equipment)	558
63,420	Meritz Fire & Marine Insurance Co. Ltd. (Insurance)	888
127,130	Mirae Asset Securities Co. Ltd. (Capital Markets)	4,963
1,285	Naver Corp. (Internet Software & Services)	939
9,882	Nong Shim Co. Ltd. (Food Products)	2,776
41,354	POSCO (Metals & Mining)	11,552
65,010	POSCO - Sponsored ADR (Metals & Mining)*	4,512
7,550	Samsung Card Co. Ltd. (Consumer Finance)	246
48,569	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	61,432
28,564	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	6,437
239,320	Shinhan Financial Group Co. Ltd. (Banks)	10,595
36,389	Shinsegae Co. Ltd. (Multiline Retail)	7,911
13,878	SK Holdings Co. Ltd. (Industrial Conglomerates)	2,522
26,530	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	3,053
256,740	SK Networks Co. Ltd. (Trading Companies & Distributors)(b)	2,287
13,017	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	2,643
74,870	SK Telecom Co. Ltd. - Sponsored ADR (Wireless Telecommunication Services)*	1,690
258,790	Tong Yang Life Insurance Co. Ltd. (Insurance)(a)	2,481
367,560	Woori Finance Holdings Co. Ltd. (Banks)(b)	4,197
72,330	Woori Investment & Securities Co. Ltd. (Capital Markets)	602
		278,751
	Taiwan — 10.00%
5,342,000	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	5,929
1,673,972	Asia Cement Corp. (Construction Materials)	2,092
256,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	2,537
6,270,000	AU Optronics Corp. (Electronic Equipment, Instruments & Components)(b)	2,220
185,000	Cathay Financial Holding Co. Ltd. (Insurance)	270
900,000	Cheng Uei Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	1,910
337,000	China Petrochemical Development Corp. (Chemicals)	140
58,384	China Steel Corp. (Metals & Mining)	49
4,358,110	Chinatrust Financial Holding Co. Ltd. (Banks)	2,730
346,000	CHIPBOND Technology Corp. (Semiconductors & Semiconductor Equipment)	613
118,000	Chong Hong Construction Co. Ltd. (Real Estate Management & Development)	359
73,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	225
10,269,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	7,286
33,000	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	204
398,190	Far Eastern Department Stores Ltd. (Multiline Retail)	351
1,990,440	Far Eastern New Century Corp. (Industrial Conglomerates)	2,119
298,000	Farglory Land Development Co. Ltd. (Real Estate Management & Development)	508
78,000	Feng Hsin Iron & Steel Co. Ltd. (Metals & Mining)	132
16,405,585	First Financial Holdings Co. Ltd. (Banks)	9,764
521,000	Formosa Chemicals & Fibre Corp. (Chemicals)	1,261
40,200	Formosa Plastics Corp. (Chemicals)	101
1,538,000	Formosa Taffeta Co. Ltd. (Textiles, Apparel & Luxury Goods)	1,721
341,750	Foxconn Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	808
2,008,996	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	2,732
316,200	Highwealth Construction Corp. (Real Estate Management & Development)	747
6,915,961	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	19,642
703,000	Innolux Corp. (Electronic Equipment, Instruments & Components)(b)	242
1,506,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	1,487
111,240	LCY Chemical Corp. (Chemicals)	130
2,161,549	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	3,232
176,962	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	2,620
3,247,477	Mega Financial Holding Co. Ltd. (Banks)	2,520
49,240	Nan Ya Plastics Corp. (Chemicals)	105
1,993,740	Nan Ya Printed Circuit Board Corp. (Electronic Equipment, Instruments & Components)(b)	2,393
1,531,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	2,284
2,181,620	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	3,087
2,971,900	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,503

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
1,018,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	$2,745
1,623,510	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	6,575
1,031,000	Ruentex Development Co. Ltd. (Real Estate Management & Development)(b)	1,890
10,712,000	Shin Kong Financial Holding Co. Ltd. (Insurance)	3,391
428,259	Siliconware Precision Industries Co. - Sponsored ADR (Semiconductors & Semiconductor Equipment)*	2,848
833,000	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	3,974
4,613,000	Taishin Financial Holding Co. Ltd. (Banks)	2,094
2,410,000	Taiwan Cement Corp. (Construction Materials)	3,728
6,135,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	24,139
127,230	Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)*	2,547
705,000	Transcend Information, Inc. (Semiconductors & Semiconductor Equipment)	2,295
113,000	TSRC Corp. (Chemicals)	169
2,724,000	Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	2,197
5,689,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	2,415
2,368,211	United Microelectronics Corp. - Sponsored ADR (Semiconductors & Semiconductor Equipment)*	4,926
5,273,000	Walsin Lihwa Corp. (Electrical Equipment)(b)	1,682
2,429,640	Wistron Corp. (Technology Hardware, Storage & Peripherals)	2,002
		158,670
	Thailand — 2.15%
142,600	Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	996
1,876,400	Bangkok Bank Public Co. Ltd. - Foreign Registered Shares (Banks)	10,405
300,700	Bangkok Bank Public Co. Ltd. - NVDR (Banks)	1,658
451,700	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	390
1,302,800	Kasikornbank Public Co. Ltd. (Banks)	7,459
544,975	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	2,639
1,869,842	PTT Global Chemical Public Co. Ltd. (Chemicals)	4,170
293,200	PTT Public Co. Ltd. (Oil, Gas & Consumable Fuels)	2,703
2,298,700	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	3,764
		34,184
	Turkey — 1.50%
5,359,156	Emlak Konut Gayrimenkul Yatirim (Real Estate Investment Trusts)	6,313
339,465	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	438
638,098	Haci OMER Sabanci Holding (Diversified Financial Services)	2,478
457,334	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services)(b)	2,563
1,218,700	Turkiye Garanti Bankasi A/S (Banks)	4,167
842,110	Turkiye Halk Bankasi A/S (Banks)	5,218
1,211,540	Turkiye Is Bankasi A/S, Class - C (Banks)	2,691
		23,868
	Ukraine — 0.02%
271,395	JKX Oil & Gas PLC (Oil, Gas & Consumable Fuels)(b)	278

	United Arab Emirates — 0.15%
853,331	Emaar Properties PJSC (Real Estate Management & Development)	2,317

	United States — 0.03%
16,400	Southern Copper Corp. (Metals & Mining)*	477
	Total Common Stocks	1,423,369

	Preferred Stocks — 3.25%
	Brazil — 2.38%
58,554	AES Tiete SA - Preferred (Independent Power and Renewable Electricity Producers)*	466
376,800	Banco Bradesco SA - Preferred (Banks)*	5,162
346,300	Banco do Estado do Rio Grande do Sul SA - Preferred, B Shares (Banks)*	1,985
393,917	Bradespar SA - Preferred (Metals & Mining)*	3,435
677,512	Companhia Energetica de Minas Gerais SA - Preferred, ADR (Electric Utilities)*	4,581
214,500	Companhia Energetica de Sao Paulo - Preferred, B Shares (Independent Power and Renewable Electricity Producers)*	2,509
183,900	Companhia Paranaense de Energia-COPEL - Preferred, B Shares (Electric Utilities)*	2,416
563,100	Gerdau SA - Preferred (Metals & Mining)*	3,599
44,215	Itausa - Investimentos Itau SA - Preferred (Banks)	180

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Preferred Stocks (continued)
	Brazil (continued)
735,800	Petroleo Brasileiro SA - Preferred (Oil, Gas & Consumable Fuels)*	$5,093
79,400	Petroleo Brasileiro SA - Sponsored ADR (Oil, Gas & Consumable Fuels)*	1,101
134,809	Telefonica Brasil SA - Preferred (Diversified Telecommunication Services)*	2,850
358,981	Vale SA - Preferred (Metals & Mining)*	4,478
		37,855
	Chile — 0.19%
195,083	Embotelladora Andina SA - Preferred, B Shares (Beverages)*	707
72,931	Sociedad Quimica y Minera de Chile SA - Preferred, Class - B (Chemicals)*	2,312
		3,019
	Colombia — 0.17%
190,607	Bancolombia SA - Preferred (Banks)*	2,653
	South Korea — 0.51%
8,113	Samsung Electronics Co. Ltd. Preferred (Semiconductors & Semiconductor Equipment)	8,086
	Total Preferred Stocks	51,613

	Right — 0.00%
	Chile — 0.00%
24,735	AES Gener SA (Independent Power and Renewable Electricity Producers)(a)(b)*	2
	Total Right	2

	Time Deposit — 1.17%
$18,612	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 4/1/14	18,612
	Total Time Deposit	18,612

	Mutual Funds — 3.83%
2,472,000	Federated Prime Obligations Fund, 0.01% (d)	2,472
5,463,900	iShares Asia Trust - iShares FTSE A50 China Index ETF	5,833
1,008,620	iShares MSCI Emerging Markets Index Fund ETF	41,343
18,480	iShares MSCI Taiwan Index Fund ETF	266
6,963,000	SSgA Treasury Money Market Fund, 0.00% (d)	6,963
206,710	WisdomTree India Earnings Fund ETF	3,919
	Total Mutual Funds	60,796
	Total Investments
	(cost $1,499,723) — 97.97%	$1,554,392
	Other assets in excess of liabilities — 2.03%	32,271
	Net Assets - 100.00%	$1,586,663

Amounts designated as "—" are $0 or have been rounded to $0.

*	Security was not fair value d on March 31, 2014 and represents a Level 1 security. All other stocks were fair valued and represent Level 2 securities. Refer to Note 2 in the Notes to Portfolio of Investments.
(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed illiquid by the Specialist Manager and represents 6.12% of the Portfolio's net assets.
(b)	Represents non-income producing security.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d)	The rate disclosed is the rate in effect on March 31, 2014.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
NVDR—Non-Voting Depository Receipt

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Emerging Markets Portfolio	Boston Company Asset Management, LLC	Mellon Capital Management Corporation	SSgA Funds Management, Inc.	Total

Common Stocks	46.28%	22.20%	21.24%	89.72%
Preferred Stocks	0.42%	2.39%	0.44%	3.25%
Right	-	0.00%	-	0.00%
Time Deposit	1.17%	0.00%	0.00%	1.17%
Mutual Funds	2.37%	1.31%	0.15%	3.83%
Other Assets (Liablities)	1.25%	0.58%	0.20%	2.03%
Total Net Assests	51.49%	26.48%	22.03%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (concluded) — March 31, 2014 (Unaudited)

The following tables reflect the open derivative positions held by the Portfolio as of March 31, 2014.

Long/(Short) Futures

				Unrealized
				Appreciation/
Number of		Value		(Depreciation)
Contracts	Futures Contracts Positions^	(000)	Expiration	(000)
18	FTSE/JSE Top 40 Index Future	$742	6/20/14	$13
7	Mini MSCI Emerging Markets Index Future	345	6/23/14	5
74	MSCI Taiwan Index Future	2,311	4/30/14	59
(315)	SGX CNX Nifty Index Future	(4,255)	4/25/14	(61)
	Net Unrealized Appreciation/(Depreciation)			$16

Currency Contracts

						Unrealized
				Settlement	Value	Appreciation/
Contract Amount			Settlement	Value	on 3/31/14	(Depreciation)
(Local Currency)	Currency	Counterparty	Date	(000)	(000)	(000)
	Currencies Purchased
5,858,400	Brazilian Real	Barclays Bank	6/20/14	$2,415	$2,528	$113
1,164,083,250	Chilean Peso	Barclays Bank	6/20/14	2,016	2,106	90
295,272,800	Hungarian Forint	Societe General	6/20/14	1,302	1,319	17
59,511,300,000	Indonesian Rupiah	Deutsche Bank	6/20/14	5,130	5,167	37
12,064,215	Malaysian Ringgit	Deutsche Bank	6/20/14	3,652	3,676	24
2,849,300	Peruvian Nuevo	Citibank	6/20/14	1,000	1,004	4
55,080,000	Russian Ruble	JPMorgan Chase	6/20/14	1,500	1,543	43
45,251,700	Russian Ruble	JPMorgan Chase	6/20/14	1,230	1,268	38
80,997,053	South African Rand	Citi Bank	6/20/14	7,347	7,604	257
60,641,750	Thai Baht	Deutsche Bank	6/20/14	1,859	1,863	4
10,945,269	Turkish Lira	Goldman Sachs	6/20/14	4,746	4,997	251
	Total Currencies Purchased			$32,197	$33,075	$878

	Currencies Sold
61,665,812	Czech Koruna	Royal Bank of Scotland	6/20/14	$3,137	$3,099	$38
40,552,683	Hong Kong Dollar	Societe General	6/20/14	5,223	5,230	(7)
130,275,950	Indian Rupee	Deutsche Bank	6/20/14	2,087	2,139	(52)
18,793,900,000	Indonesian Rupiah	Deutsche Bank	6/20/14	1,630	1,632	(2)
4,099,764,750	Korean Won	JPMorgan Chase	6/20/14	3,810	3,848	(38)
3,386,550	Peruvian Nuevo	Citibank	6/20/14	1,188	1,193	(5)
72,315,600	Philippine Peso	JPMorgan Chase	6/20/14	1,618	1,611	7
8,515,170	Polish Zloty	Royal Bank of Scotland	6/20/14	2,783	2,803	(20)
72,912,600	Taiwanese Dollar	Barclays Bank	6/20/14	2,407	2,401	6
	Total Currencies Sold			$23,883	$23,956	$(73)
	Net Unrealized/Appreciation(Depreciation)					$805

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 0.50%
$60	Ally Auto Receivables Trust, Series 2012-4, Class A3	0.59	1/17/17	$60
25	American Express Credit Account Master Trust, Series 2012-5, Class A	0.59	5/15/18	25
25	AmeriCredit Automobile Receivables Trust, Series 2013-5, Class A3	0.90	9/8/18	25
110	Capital One Multi-Asset Execution Trust, Series 2006-A3, Class A3	5.05	12/17/18	120
20	CarMax Auto Owner Trust, Series 2012-2, Class A4	1.16	12/15/17	20
80	Citibank Credit Card Issuance Trust, Series 2005-A5, Class A5	4.55	6/20/17	84
50	Ford Credit Auto Owner Trust, Series 2013-C, Class A4	1.25	10/15/18	50
60	Honda Auto Receivables Owner Trust, Series 2012-3, Class A4	0.74	10/15/18	60
60	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A4	1.00	7/16/18	60
	Total Asset Backed Securities			504

	Collateralized Mortgage Obligations — 2.12%
140	Banc of America Commercial Mortgage, Inc., Series 2006-2, Class AJ	5.77	5/10/45	149
55	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PW10, Class A4	5.41	12/11/40	58
50	Commercial Mortgage Trust, Series 2013-CR8, Class A5	3.61	6/10/46	50
50	Commercial Mortgage Trust, Series 2013-CR11, Class A4	4.26	10/10/46	53
25	Commercial Mortgage Trust, Series 2013-CR11, Class B	5.16	10/10/46	27
103	CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A4	5.23	10/15/15	108
40	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM	5.28	4/10/37	42
25	GS Mortgage Securities Trust, Series 2013-GC14, Class A5	4.24	8/10/46	26
50	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A5	4.13	11/15/45	52
150	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83	10/15/45	144
170	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A4	5.04	3/15/46	174
255	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4	5.43	12/12/43	276
25	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM	5.38	10/15/16	27
101	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3	5.84	11/12/16	104
22	Morgan Stanley BAML Trust, Series 2013-C9, Class A1	0.83	5/15/46	22
50	Morgan Stanley BAML Trust, Series 2013-C11, Class A2	3.09	8/15/46	52
255	Morgan Stanley Capital I, Series 2007-HQ11, Class A4	5.45	2/12/44	280
187	Morgan Stanley Capital I, Series 2007-IQ15, Class A4	5.91	7/11/17	209
152	Morgan Stanley Capital I Trust, Series 2006-HQ9, Class A4	5.73	7/12/44	164
96	Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4	5.42	1/15/45	101
	Total Collateralized Mortgage Obligations			2,118

	U.S. Government Agency Mortgages — 36.44%
168	Fannie Mae, Pool #MA1277	2.50	12/1/27	168
96	Fannie Mae, Pool #AU6677	2.50	9/1/28	96
153	Fannie Mae, Pool #A03019	2.50	5/1/27	154
98	Fannie Mae, Pool #AU0293	2.50	8/1/28	98
96	Fannie Mae, Pool #AU1660	2.50	7/1/28	96
164	Fannie Mae, Pool #MA1210	2.50	9/1/49	165
100	Fannie Mae, Pool #AB7391	2.50	12/1/42	92
164	Fannie Mae, Pool #AP4742	2.50	8/1/27	164
181	Fannie Mae, Pool #AJ1300	2.91	10/1/41	190
99	Fannie Mae, Pool #AU8932	3.00	11/1/28	102
129	Fannie Mae, Pool #AB4483	3.00	2/1/27	132
50	Fannie Mae, Pool #AU3353	3.00	8/1/43	48
196	Fannie Mae, Pool #AU3735	3.00	8/1/43	189
155	Fannie Mae, Pool #AK0006	3.00	1/1/27	159
371	Fannie Mae, Pool #AB7099	3.00	11/1/42	359
290	Fannie Mae, Pool #AJ3079	3.00	11/1/26	298
95	Fannie Mae, Pool #AB8897	3.00	4/1/43	92
229	Fannie Mae, Pool #MA1307	3.00	1/1/33	229
99	Fannie Mae, Pool #AS0302	3.00	8/1/43	95
274	Fannie Mae, Pool #AP6493	3.00	9/1/42	265
99	Fannie Mae, Pool #AT7311	3.00	7/1/43	96
163	Fannie Mae, Pool #AO0752	3.00	4/1/42	157
358	Fannie Mae, Pool #AP6375	3.00	9/1/42	346
96	Fannie Mae, Pool #AT2127	3.00	4/1/43	93
365	Fannie Mae, Pool #AQ7920	3.00	12/1/42	353
96	Fannie Mae, Pool #AT0682	3.00	4/1/43	92
167	Fannie Mae, Pool #AP2465	3.00	8/1/42	161
321	Fannie Mae, Pool #AL1717	3.50	5/1/27	337
392	Fannie Mae, Pool #AB6017	3.50	8/1/42	395

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$50	Fannie Mae, Pool #AJ4867	3.50	1/1/42	$50
102	Fannie Mae, Pool #MA1059	3.50	5/1/32	105
396	Fannie Mae, Pool #AB4689	3.50	3/1/42	399
181	Fannie Mae, Pool #AP9390	3.50	10/1/42	182
50	Fannie Mae, Pool #AT2673	3.50	4/1/43	50
177	Fannie Mae, Pool #AQ0546	3.50	11/1/42	178
499	Fannie Mae, Pool #AO8137	3.50	8/1/42	503
179	Fannie Mae, Pool #AO3760	3.50	5/1/42	181
464	Fannie Mae, Pool #AO2548	3.50	4/1/42	467
104	Fannie Mae, Pool #MA1107	3.50	7/1/32	107
177	Fannie Mae, Pool #MA0534	4.00	10/1/30	186
150	Fannie Mae, Pool #AI1186	4.00	4/1/41	156
99	Fannie Mae, Pool #AO2959	4.00	5/1/42	103
313	Fannie Mae, Pool #AH6242	4.00	4/1/26	332
487	Fannie Mae, Pool #190405	4.00	10/1/40	506
307	Fannie Mae, Pool #AI8534	4.00	8/1/41	319
103	Fannie Mae, Pool #AH5859	4.00	2/1/41	107
153	Fannie Mae, Pool #AJ5303	4.00	11/1/41	159
323	Fannie Mae, Pool #AJ7689	4.00	12/1/41	336
120	Fannie Mae, Pool #AC7328	4.00	12/1/39	125
46	Fannie Mae, Pool #745278	4.50	6/1/19	49
43	Fannie Mae, Pool #829106	4.50	10/1/20	45
28	Fannie Mae, Pool #735646	4.50	7/1/20	29
38	Fannie Mae, Pool #930998	4.50	4/1/29	41
75	Fannie Mae, Pool #AB0388	4.50	4/1/19	80
77	Fannie Mae, Pool #AB3192	4.50	6/1/41	83
549	Fannie Mae, Pool #AH7521	4.50	3/1/41	586
94	Fannie Mae, Pool #AA9781	4.50	7/1/24	100
84	Fannie Mae, Pool #AI8104	4.50	6/1/41	90
155	Fannie Mae, Pool #AE0954	4.50	2/1/41	165
364	Fannie Mae, Pool #AE0217	4.50	8/1/40	389
326	Fannie Mae, Pool #AL1107	4.50	11/1/41	348
131	Fannie Mae, Pool #MA0481	4.50	8/1/30	141
104	Fannie Mae, Pool #AJ1263	5.00	9/1/26	110
371	Fannie Mae, Pool #889117	5.00	10/1/35	406
58	Fannie Mae, Pool #AE0945	5.00	12/1/20	62
79	Fannie Mae, Pool #725238	5.00	3/1/34	87
220	Fannie Mae, Pool #AH5988	5.00	3/1/41	240
110	Fannie Mae, Pool #603083	5.50	1/1/17	117
298	Fannie Mae, Pool #AD0527	5.50	6/1/39	328
548	Fannie Mae, Pool #890221	5.50	12/1/33	609
522	Fannie Mae, Pool #725228	6.00	3/1/34	587
339	Fannie Mae, Pool #959451	6.00	12/1/37	377
120	Fannie Mae, Pool #AE0442	6.50	1/1/39	134
22	Fannie Mae, Pool #888596	6.50	7/1/37	25
83	Fannie Mae, Pool #AL0583	6.50	10/1/39	93
93	Fannie Mae, Pool #889984	6.50	10/1/38	104
200	Fannie Mae, 15 YR TBA	2.50	4/25/29	200
50	Fannie Mae, 15 YR TBA	3.00	5/25/29	51
50	Fannie Mae, 15 YR TBA	3.00	4/25/29	51
100	Fannie Mae, 15 YR TBA	3.50	4/25/29	105
100	Fannie Mae, 30 YR TBA	3.00	5/25/44	96
25	Fannie Mae, 30 YR TBA	3.50	4/25/44	25
150	Fannie Mae, 30 YR TBA	3.50	5/25/44	150
895	Fannie Mae, 30 YR TBA	4.00	4/25/44	930
125	Fannie Mae, 30 YR TBA	4.50	4/25/44	133
75	Fannie Mae, 30 YR TBA	4.50	5/25/44	80
350	Fannie Mae, 30 YR TBA	5.00	4/25/44	382
25	Fannie Mae, 30 YR TBA	5.00	5/25/44	27
98	Freddie Mac, Pool #849138	2.46	10/1/43	99
274	Freddie Mac, Pool #G18459	2.50	3/1/28	274
98	Freddie Mac, Pool #G18470	2.50	6/1/28	98
97	Freddie Mac, Pool #G18485	2.50	10/1/28	97

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$96	Freddie Mac, Pool #G18475	2.50	8/1/28	$96
315	Freddie Mac, Pool #1B7911	2.73	12/1/40	330
95	Freddie Mac, Pool #K90311	3.00	4/1/33	95
50	Freddie Mac, Pool #Q20138	3.00	7/1/43	48
285	Freddie Mac, Pool #C09035	3.00	4/1/43	276
50	Freddie Mac, Pool #Q20542	3.00	7/1/43	48
94	Freddie Mac, Pool #C04446	3.00	1/1/43	91
195	Freddie Mac, Pool #G08537	3.00	7/1/43	188
96	Freddie Mac, Pool #G08525	3.00	5/1/43	93
380	Freddie Mac, Pool #G08524	3.00	3/1/43	367
96	Freddie Mac, Pool #C91709	3.00	6/1/33	96
98	Freddie Mac, Pool #G08528	3.00	4/1/43	95
99	Freddie Mac, Pool #G08556	3.00	11/1/43	96
97	Freddie Mac, Pool #Q09896	3.50	8/1/42	98
97	Freddie Mac, Pool #C03759	3.50	2/1/42	98
130	Freddie Mac, Pool #C91456	3.50	6/1/32	134
50	Freddie Mac, Pool #Q17596	3.50	4/1/43	50
517	Freddie Mac, Pool #G08495	3.50	6/1/42	520
49	Freddie Mac, Pool #G07283	3.50	7/1/42	49
51	Freddie Mac, Pool #G14786	4.00	4/1/19	54
46	Freddie Mac, Pool #B19631	4.00	7/1/20	48
100	Freddie Mac, Pool #G08567	4.00	1/1/44	104
49	Freddie Mac, Pool #J14924	4.00	4/1/26	51
74	Freddie Mac, Pool #G08563	4.00	1/1/44	77
100	Freddie Mac, Pool #Q24955	4.00	2/1/44	103
663	Freddie Mac, Pool #A96286	4.00	1/1/41	688
136	Freddie Mac, Pool #G18303	4.50	3/1/24	145
1,054	Freddie Mac, Pool #A97692	4.50	3/1/41	1,126
91	Freddie Mac, Pool #C91377	4.50	6/1/31	99
24	Freddie Mac, Pool #J10406	4.50	8/1/24	26
272	Freddie Mac, Pool #C01598	5.00	8/1/33	297
86	Freddie Mac, Pool #G04817	5.00	9/1/38	94
196	Freddie Mac, Pool #G04913	5.00	3/1/38	213
85	Freddie Mac, Pool #G01962	5.00	12/1/35	93
93	Freddie Mac, Pool #G05904	5.00	9/1/39	101
144	Freddie Mac, Pool #G04688	5.50	9/1/38	158
368	Freddie Mac, Pool #G01665	5.50	3/1/34	407
38	Freddie Mac, Pool #G30432	5.50	11/1/28	42
11	Freddie Mac, Pool #1G1537	5.68	2/1/37	12
180	Freddie Mac, Pool #G02794	6.00	5/1/37	200
56	Freddie Mac, Pool #G03616	6.00	12/1/37	62
15	Freddie Mac, Pool #C90989	6.00	9/1/26	16
225	Freddie Mac, Gold 15 YR TBA	2.50	4/15/29	225
450	Freddie Mac, Gold 15 YR TBA	3.00	4/15/29	462
250	Freddie Mac, Gold 15 YR TBA	3.50	4/15/28	262
50	Freddie Mac, Gold 15 YR TBA	4.00	4/15/29	53
500	Freddie Mac, Gold 30 YR TBA	3.50	4/15/43	502
75	Freddie Mac, Gold 30 YR TBA	4.00	5/15/44	78
275	Freddie Mac, Gold 30 YR TBA	4.00	4/15/44	285
25	Freddie Mac, Gold 30 YR TBA	4.50	4/15/44	27
40	Government National Mortgage Association, Pool #MA0483	2.00	10/20/42	42
42	Government National Mortgage Association, Pool #MA0719	2.00	1/20/43	44
40	Government National Mortgage Association, Pool #MA0712	2.50	1/20/43	41
74	Government National Mortgage Association, Pool #MA1155	2.50	7/20/43	70
92	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	93
91	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	89
96	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	95
463	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	457
95	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	93
96	Government National Mortgage Association, Pool #MA1011	3.00	5/20/43	94
99	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	98
80	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	83
100	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	99

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$49	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	$49
98	Government National Mortgage Association, Pool #MA0318	3.50	8/20/42	100
95	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	97
73	Government National Mortgage Association, Pool #738602	3.50	8/15/26	77
99	Government National Mortgage Association, Pool #MA0154	3.50	6/20/42	101
335	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	342
172	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	176
47	Government National Mortgage Association, Pool #778157	3.50	3/15/42	48
321	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	328
91	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	93
98	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	100
93	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	95
99	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	104
90	Government National Mortgage Association, Pool #738710	4.00	9/15/41	95
97	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	102
184	Government National Mortgage Association, Pool #MA1091	4.00	6/20/43	194
94	Government National Mortgage Association, Pool #770602	4.00	9/15/41	99
89	Government National Mortgage Association, Pool #741682	4.00	7/15/41	94
358	Government National Mortgage Association, Pool #005139	4.00	8/20/41	377
469	Government National Mortgage Association, Pool #004801	4.50	9/20/40	508
82	Government National Mortgage Association, Pool #MA1014	4.50	5/20/43	88
339	Government National Mortgage Association, Pool #737310	4.50	8/15/40	366
168	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	182
323	Government National Mortgage Association, Pool #721760	4.50	8/15/40	350
455	Government National Mortgage Association, Pool #004559	5.00	10/20/39	497
292	Government National Mortgage Association, Pool #697946	5.00	3/15/39	319
98	Government National Mortgage Association, Pool #782523	5.00	11/15/35	108
48	Government National Mortgage Association, Pool #MA1451	5.00	11/20/43	52
68	Government National Mortgage Association, Pool #MA0538	5.50	11/20/42	75
56	Government National Mortgage Association, Pool #704170	5.50	1/15/39	62
29	Government National Mortgage Association, Pool #658181	5.50	11/15/36	33
103	Government National Mortgage Association, Pool #510835	5.50	2/15/35	116
66	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	73
73	Government National Mortgage Association, Pool #004222	6.00	8/20/38	83
139	Government National Mortgage Association, Pool #781959	6.00	7/15/35	160
81	Government National Mortgage Association, Pool #582199	6.50	1/15/32	92
200	Government National Mortgage Association, 30 YR TBA	3.00	4/15/44	197
425	Government National Mortgage Association, 30 YR TBA	3.00	4/20/43	418
75	Government National Mortgage Association, 30 YR TBA	3.50	5/20/44	76
500	Government National Mortgage Association, 30 YR TBA	3.50	4/20/43	510
175	Government National Mortgage Association, 30 YR TBA	3.50	4/15/44	179
475	Government National Mortgage Association, 30 YR TBA	4.00	4/20/43	499
75	Government National Mortgage Association, 30 YR TBA	4.00	5/20/44	79
125	Government National Mortgage Association, 30 YR TBA	4.00	4/15/44	131
150	Government National Mortgage Association, 30 YR TBA	4.50	4/20/43	162
	Total U.S. Government Agency Mortgages			36,457

	U.S. Government Agency Securities — 2.38%
20	Fannie Mae, Callable 4/29/14 @ 100.00	0.50	4/29/16	20
60	Fannie Mae	0.88	5/21/18	58
65	Fannie Mae	0.88	8/28/17	64
60	Fannie Mae, Callable 5/23/14 @ 100.00	0.95	8/23/17	59
180	Fannie Mae, Callable 6/27/14 @ 100.00	1.07	9/27/17	178
75	Fannie Mae	1.13	4/27/17	75
87	Fannie Mae	1.63	10/26/15	89
30	Fannie Mae	1.63	11/27/18	30
150	Fannie Mae (a)	1.70	6/1/17	144
70	Fannie Mae	2.38	7/28/15	72
75	Fannie Mae (a)	3.56	10/9/19	65
10	Fannie Mae, Callable 11/13/14 @ 100.00	5.38	11/13/28	10
20	Fannie Mae	5.63	7/15/37	25
20	Fannie Mae, Callable 4/18/16 @ 100.00	6.00	4/18/36	22
20	Fannie Mae	6.25	5/15/29	26

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$25	Fannie Mae	7.13	1/15/30	$36
20	Fannie Mae	7.25	5/15/30	29
10	Federal Farm Credit Bank, Callable 4/18/14 @ 100.00	0.54	11/7/16	10
10	Federal Farm Credit Bank, Callable 4/18/14 @ 100.00	0.73	8/15/16	10
30	Federal Farm Credit Bank	4.88	12/16/15	32
20	Federal Farm Credit Bank	5.13	8/25/16	22
60	Federal Home Loan Bank	0.50	11/20/15	60
35	Federal Home Loan Bank, Series 1	1.00	6/21/17	35
25	Federal Home Loan Bank	3.63	3/12/21	27
50	Federal Home Loan Bank	4.13	3/13/20	55
95	Federal Home Loan Bank	4.75	12/16/16	105
70	Federal Home Loan Bank, Series 1069	5.00	11/17/17	79
65	Federal Home Loan Bank, Series 656	5.38	5/18/16	72
15	Federal Home Loan Bank	5.63	6/11/21	18
50	Freddie Mac	0.42	9/18/15	50
70	Freddie Mac	0.75	1/12/18	68
65	Freddie Mac	1.00	7/28/17	65
50	Freddie Mac	1.00	9/29/17	50
100	Freddie Mac	1.00	3/8/17	100
25	Freddie Mac, Callable 5/28/14 @ 100.00	1.03	11/28/17	25
20	Freddie Mac, Callable 6/12/14 @ 100.00	1.20	6/12/18	20
50	Freddie Mac	1.25	10/2/19	48
20	Freddie Mac, Callable 8/22/14 @ 100.00	1.40	8/22/19	19
50	Freddie Mac	1.75	9/10/15	51
50	Freddie Mac	2.00	8/25/16	52
80	Freddie Mac	2.38	1/13/22	78
40	Freddie Mac	4.38	7/17/15	42
100	Freddie Mac	5.25	4/18/16	110
25	Freddie Mac	6.25	7/15/32	33
35	Tennessee Valley Authority	5.25	9/15/39	40
	Total U.S. Government Agency Securities			2,378

	Corporate Bonds — 28.11%
210	3M Co. (Industrial Conglomerates)	1.38	9/29/16	214
594	Agilent Technologies, Inc. (Life Sciences Tools & Services), Callable 4/15/23 @ 100.00	3.88	7/15/23	587
654	American Airlines, Series 2013-2, Class A (Airlines) (b)	4.95	1/15/23	701
528	American Express Credit, MTN (Consumer Finance)	1.75	6/12/15	535
520	American International Group, MTN (Insurance)	5.85	1/16/18	595
412	American Tower Corp. (Real Estate Investment Trusts)	3.50	1/31/23	390
505	American Tower Corp. (Real Estate Investment Trusts)	5.00	2/15/24	526
103	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3.00	4/15/16	107
459	Arch Capital Group (U.S.), Inc. (Insurance)	5.14	11/1/43	483
620	AT&T, Inc. (Diversified Telecommunication Services)	2.38	11/27/18	623
499	Bank of America Corp. (Banks)	2.60	1/15/19	501
669	Bank of America NA (Banks)	1.25	2/14/17	666
295	Barrick NA Finance LLC (Metals & Mining)	5.75	5/1/43	288
849	Berkshire Hathaway, Inc. (Diversified Financial Services)	3.20	2/11/15	870
522	CC Holdings GS V LLC (Communications Equipment)	3.85	4/15/23	509
339	Cisco Systems, Inc. (Communications Equipment)	2.13	3/1/19	337
244	Cisco Systems, Inc. (Communications Equipment)	5.50	2/22/16	266
754	Citigroup, Inc. (Banks)	2.50	9/26/18	759
448	Citigroup, Inc. (Banks)	5.50	9/13/25	477
230	Citigroup, Inc. (Banks)	6.68	9/13/43	269
233	Comcast Corp. (Media)	4.65	7/15/42	232
341	DCP Midstream Operating LP (Oil, Gas & Consumable Fuels), Callable 10/1/43 @ 100.00	5.60	4/1/44	356
284	Delphi Corp. (Auto Components), Callable 12/15/23 @ 100.00	4.15	3/15/24	284
415	Digital Realty Trust LP (Real Estate Investment Trusts)	5.88	2/1/20	454
155	Dominion Resources, Inc. (Multi-Utilities)	1.95	8/15/16	158
245	eBay, Inc. (Internet Software & Services), Callable 1/15/42 @ 100.00	4.00	7/15/42	217
339	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	338

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$309	ERAC USA Finance Co. (Commercial Services & Supplies) (b)	5.25	10/1/20	$345
142	ERAC USA Finance Co. (Commercial Services & Supplies) (b)	5.60	5/1/15	149
316	ERAC USA Finance LLC (Commercial Services & Supplies) (b)	2.80	11/1/18	321
300	Exelon Generation Co. LLC (Independent Power and Renewable Electricity Producers)	6.20	10/1/17	339
326	Express Scripts Holding Co. (Health Care Providers & Services)	2.65	2/15/17	337
529	Fifth Third Bank, Series BKNT (Banks), Callable 1/28/18 @ 100.00	1.45	2/28/18	520
567	Ford Motor Credit Co. LLC (Diversified Financial Services)	5.00	5/15/18	626
980	General Electric Capital Corp., Series G, MTN (Diversified Financial Services)	3.10	1/9/23	958
213	General Electric Co. (Industrial Conglomerates)	4.13	10/9/42	205
180	General Electric Co. (Industrial Conglomerates)	5.25	12/6/17	204
773	Goldman Sachs Group, Inc. (Capital Markets)	2.90	7/19/18	789
245	Intel Corp. (Semiconductors & Semiconductor Equipment)	1.95	10/1/16	252
592	Intel Corp. (Semiconductors & Semiconductor Equipment)	4.25	12/15/42	561
151	Intel Corp. (Semiconductors & Semiconductor Equipment)	4.80	10/1/41	156
393	JPMorgan Chase & Co. (Banks)	1.63	5/15/18	386
566	JPMorgan Chase & Co. (Banks)	3.88	2/1/24	571
268	KeyBank NA, Series BKNT (Banks)	1.65	2/1/18	266
732	Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 2/15/42 @ 100.00	5.00	8/15/42	694
605	Lazard Group LLC (Diversified Financial Services)	4.25	11/14/20	627
290	MassMutual Global Funding LLC (Diversified Financial Services) (b)	2.00	4/5/17	296
146	MidAmerican Energy Holdings Co. (Multi-Utilities)	6.13	4/1/36	175
676	Morgan Stanley (Capital Markets)	2.50	1/24/19	674
601	Morgan Stanley (Capital Markets)	5.00	11/24/25	618
237	Newmont Mining Corp. (Metals & Mining)	6.25	10/1/39	229
176	Pacific Gas & Electric Co. (Electric Utilities), Callable 5/15/43 @ 100.00	5.13	11/15/43	187
57	PNC Funding Corp. (Banks), Callable 2/6/22 @ 100.00	3.30	3/8/22	57
26	Private Export Funding Corp. (Diversified Financial Services)	2.13	7/15/16	27
188	Reinsurance Group of America, Inc. (Insurance)	4.70	9/15/23	199
455	Sabmiller Holdings, Inc. (Beverages) (b)	2.45	1/15/17	468
313	Teva Pharmaceutical Finance Co. LLC (Pharmaceuticals)	6.15	2/1/36	356
397	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 8/1/43 @ 100.00	5.30	2/1/44	428
398	Time Warner, Inc. (Media)	4.90	6/15/42	400
504	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.20	6/17/15	520
505	U.S. Bank NA, Series BKNT (Banks), Callable 12/30/16 @ 100.00	1.10	1/30/17	506
385	United Airlines Pass Through Trust, Series 2014-1, Class A (Airlines)	4.00	10/11/27	387
209	UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 9/15/42 @ 100.00	4.25	3/15/43	199
1,035	Verizon Communications, Inc. (Diversified Telecommunication Services)	6.55	9/15/43	1,260
680	Wal-Mart Stores, Inc. (Food & Staples Retailing)	1.95	12/15/18	681
64	Wells Fargo & Co. (Banks)	1.25	2/13/15	64
325	Wells Fargo & Co. (Banks)	5.38	11/2/43	342
	Total Corporate Bonds			28,121

	U.S. Treasury Obligations — 22.44%
128	U.S. Treasury Bond	2.75	8/15/42	109
109	U.S. Treasury Bond	2.75	11/15/42	93
195	U.S. Treasury Bond	2.88	5/15/43	170
174	U.S. Treasury Bond	3.00	5/15/42	157
162	U.S. Treasury Bond	3.13	2/15/42	150
104	U.S. Treasury Bond	3.13	11/15/41	96
120	U.S. Treasury Bond	3.13	2/15/43	110
40	U.S. Treasury Bond	3.50	2/15/39	40
70	U.S. Treasury Bond	3.63	8/15/43	71
50	U.S. Treasury Bond	3.63	2/15/44	51
113	U.S. Treasury Bond	3.75	8/15/41	118
115	U.S. Treasury Bond	3.75	11/15/43	119
100	U.S. Treasury Bond	3.88	8/15/40	107
24	U.S. Treasury Bond	4.25	5/15/39	27
100	U.S. Treasury Bond	4.25	11/15/40	113
70	U.S. Treasury Bond	4.38	11/15/39	81
25	U.S. Treasury Bond	4.38	2/15/38	29

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$100	U.S. Treasury Bond	4.38	5/15/40	$115
91	U.S. Treasury Bond	4.50	2/15/36	107
100	U.S. Treasury Bond	4.63	2/15/40	120
70	U.S. Treasury Bond	4.75	2/15/41	86
40	U.S. Treasury Bond	5.38	2/15/31	51
61	U.S. Treasury Bond	6.00	2/15/26	80
50	U.S. Treasury Bond	6.13	8/15/29	68
70	U.S. Treasury Bond	6.13	11/15/27	94
50	U.S. Treasury Bond	6.25	5/15/30	69
40	U.S. Treasury Bond	6.50	11/15/26	55
17	U.S. Treasury Bond	7.50	11/15/24	25
15	U.S. Treasury Bond	7.63	2/15/25	22
128	U.S. Treasury Note	0.25	5/15/15	128
150	U.S. Treasury Note	0.25	2/29/16	150
130	U.S. Treasury Note	0.25	7/31/15	130
185	U.S. Treasury Note	0.25	12/15/15	185
250	U.S. Treasury Note	0.25	5/31/15	250
190	U.S. Treasury Note	0.25	4/15/16	189
120	U.S. Treasury Note	0.25	12/31/15	120
191	U.S. Treasury Note	0.25	5/15/16	190
120	U.S. Treasury Note	0.25	11/30/15	120
149	U.S. Treasury Note	0.25	8/15/15	149
176	U.S. Treasury Note	0.25	9/15/15	176
167	U.S. Treasury Note	0.25	7/15/15	167
200	U.S. Treasury Note	0.25	10/31/15	200
176	U.S. Treasury Note	0.25	10/15/15	176
125	U.S. Treasury Note	0.25	9/30/15	125
141	U.S. Treasury Note	0.38	4/15/15	141
120	U.S. Treasury Note	0.38	3/31/16	120
150	U.S. Treasury Note	0.38	6/30/15	150
185	U.S. Treasury Note	0.38	1/15/16	185
168	U.S. Treasury Note	0.38	3/15/16	168
243	U.S. Treasury Note	0.38	2/15/16	243
174	U.S. Treasury Note	0.38	6/15/15	174
185	U.S. Treasury Note	0.38	11/15/15	185
190	U.S. Treasury Note	0.50	6/15/16	190
101	U.S. Treasury Note	0.63	7/15/16	101
182	U.S. Treasury Note	0.63	10/15/16	182
183	U.S. Treasury Note	0.63	11/15/16	182
200	U.S. Treasury Note	0.63	5/31/17	198
114	U.S. Treasury Note	0.63	9/30/17	112
195	U.S. Treasury Note	0.63	11/30/17	191
183	U.S. Treasury Note	0.63	12/15/16	182
180	U.S. Treasury Note	0.63	8/31/17	177
120	U.S. Treasury Note	0.63	4/30/18	116
112	U.S. Treasury Note	0.75	3/15/17	112
178	U.S. Treasury Note	0.75	12/31/17	175
50	U.S. Treasury Note	0.75	3/31/18	49
68	U.S. Treasury Note	0.75	6/30/17	67
160	U.S. Treasury Note	0.75	10/31/17	157
169	U.S. Treasury Note	0.75	2/28/18	165
191	U.S. Treasury Note	0.88	1/31/18	188
70	U.S. Treasury Note	0.88	2/28/17	70
185	U.S. Treasury Note	0.88	9/15/16	186
145	U.S. Treasury Note	0.88	4/30/17	145
202	U.S. Treasury Note	0.88	11/30/16	203
202	U.S. Treasury Note	0.88	12/31/16	202
97	U.S. Treasury Note	1.00	8/31/19	93
194	U.S. Treasury Note	1.00	5/31/18	190
204	U.S. Treasury Note	1.00	8/31/16	206
202	U.S. Treasury Note	1.00	10/31/16	203
200	U.S. Treasury Note	1.00	9/30/16	202
35	U.S. Treasury Note	1.00	3/31/17	35

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$145	U.S. Treasury Note	1.00	11/30/19	$137
62	U.S. Treasury Note	1.13	5/31/19	60
100	U.S. Treasury Note	1.13	3/31/20	95
104	U.S. Treasury Note	1.25	4/30/19	101
156	U.S. Treasury Note	1.25	10/31/15	158
179	U.S. Treasury Note	1.25	9/30/15	182
100	U.S. Treasury Note	1.25	10/31/18	98
150	U.S. Treasury Note	1.25	1/31/19	147
185	U.S. Treasury Note	1.25	2/29/20	177
182	U.S. Treasury Note	1.25	8/31/15	185
135	U.S. Treasury Note	1.38	9/30/18	134
100	U.S. Treasury Note	1.38	2/28/19	98
51	U.S. Treasury Note	1.38	12/31/18	50
158	U.S. Treasury Note	1.38	11/30/15	161
150	U.S. Treasury Note	1.38	6/30/18	149
131	U.S. Treasury Note	1.50	2/28/19	130
189	U.S. Treasury Note	1.50	6/30/16	193
160	U.S. Treasury Note	1.50	12/31/18	159
200	U.S. Treasury Note	1.50	7/31/16	204
150	U.S. Treasury Note	1.50	1/31/19	149
285	U.S. Treasury Note	1.50	8/31/18	285
217	U.S. Treasury Note	1.63	11/15/22	201
130	U.S. Treasury Note	1.63	3/31/19	129
121	U.S. Treasury Note	1.63	8/15/22	113
289	U.S. Treasury Note	1.75	5/15/23	268
65	U.S. Treasury Note	1.75	10/31/20	63
90	U.S. Treasury Note	1.75	5/15/22	85
140	U.S. Treasury Note	1.75	10/31/18	141
186	U.S. Treasury Note	1.75	7/31/15	190
114	U.S. Treasury Note	1.75	5/31/16	117
200	U.S. Treasury Note	1.88	10/31/17	205
189	U.S. Treasury Note	1.88	6/30/15	193
59	U.S. Treasury Note	1.88	6/30/20	58
110	U.S. Treasury Note	2.00	9/30/20	109
170	U.S. Treasury Note	2.00	11/15/21	165
48	U.S. Treasury Note	2.00	4/30/16	50
120	U.S. Treasury Note	2.00	2/15/22	116
220	U.S. Treasury Note	2.00	2/28/21	216
129	U.S. Treasury Note	2.00	1/31/16	133
105	U.S. Treasury Note	2.00	7/31/20	104
260	U.S. Treasury Note	2.00	2/15/23	247
150	U.S. Treasury Note	2.13	12/31/15	155
284	U.S. Treasury Note	2.13	8/15/21	279
152	U.S. Treasury Note	2.13	5/31/15	155
105	U.S. Treasury Note	2.13	8/31/20	105
81	U.S. Treasury Note	2.25	3/31/16	84
108	U.S. Treasury Note	2.25	3/31/21	108
125	U.S. Treasury Note	2.25	11/30/17	130
110	U.S. Treasury Note	2.38	12/31/20	111
149	U.S. Treasury Note	2.50	4/30/15	153
275	U.S. Treasury Note	2.50	8/15/23	271
224	U.S. Treasury Note	2.63	11/15/20	230
200	U.S. Treasury Note	2.63	8/15/20	206
166	U.S. Treasury Note	2.75	11/15/23	167
9	U.S. Treasury Note	2.75	5/31/17	9
210	U.S. Treasury Note	2.75	2/15/19	220
110	U.S. Treasury Note	2.75	2/15/24	110
150	U.S. Treasury Note	2.75	12/31/17	158
164	U.S. Treasury Note	2.75	11/30/16	173
149	U.S. Treasury Note	3.00	8/31/16	157
123	U.S. Treasury Note	3.00	9/30/16	130
191	U.S. Treasury Note	3.13	5/15/19	204
154	U.S. Treasury Note	3.13	5/15/21	162

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$113	U.S. Treasury Note	3.13	4/30/17	$120
100	U.S. Treasury Note	3.13	1/31/17	106
85	U.S. Treasury Note	3.25	3/31/17	91
85	U.S. Treasury Note	3.25	12/31/16	91
79	U.S. Treasury Note	3.25	6/30/16	84
83	U.S. Treasury Note	3.25	7/31/16	88
231	U.S. Treasury Note	3.38	11/15/19	249
149	U.S. Treasury Note	3.50	5/15/20	161
100	U.S. Treasury Note	3.50	2/15/18	108
185	U.S. Treasury Note	3.63	2/15/21	201
96	U.S. Treasury Note	3.63	8/15/19	105
245	U.S. Treasury Note	3.63	2/15/20	267
60	U.S. Treasury Note	3.75	11/15/18	66
30	U.S. Treasury Note	4.00	8/15/18	33
191	U.S. Treasury Note	4.25	8/15/15	202
137	U.S. Treasury Note	4.88	8/15/16	151
100	U.S. Treasury Note	9.00	11/15/18	133
100	U.S. Treasury Note	9.13	5/15/18	131
	Total U.S. Treasury Obligations			22,452

	Yankee Dollars — 5.26%
167	Allied World Assurance Co. Ltd. (Insurance)	5.50	11/15/20	186
160	AstraZeneca PLC (Pharmaceuticals)	1.95	9/18/19	156
230	AXIS Specialty Finance PLC (Insurance)	5.15	4/1/45	232
255	Barrick (PD) Australia Finance Pty Ltd. (Metals & Mining)	5.95	10/15/39	253
207	Barrick International (Barbados) Corp. (Metals & Mining) (b)	6.35	10/15/36	203
393	BP Capital Markets PLC (Oil, Gas & Consumable Fuels)	2.25	11/1/16	406
373	Ensco PLC (Energy Equipment & Services)	4.70	3/15/21	401
279	Fairfax Financial Holdings Ltd. (Insurance) (b)	5.80	5/15/21	294
381	Japan Tobacco, Inc. (Tobacco) (b)	2.10	7/23/18	381
200	Lloyds Banking Group PLC (Banks)	2.30	11/27/18	200
257	Nomura Holdings, Inc., Series G, MTN (Capital Markets)	2.75	3/19/19	255
356	TSMC Global Ltd. (Semiconductors & Semiconductor Equipment) (b)	1.63	4/3/18	345
354	Volkswagen International Finance N.V. (Automobiles) (b)	2.38	3/22/17	364
101	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services)	5.13	9/15/20	110
248	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services), Callable 10/17/41 @ 100.00	5.95	4/15/42	267
371	Weatherford International Ltd. (Energy Equipment & Services)	6.50	8/1/36	416
315	Wesfarmers Ltd. (Food & Staples Retailing) (b)	1.87	3/20/18	309
452	Woodside Finance Ltd. (Oil, Gas & Consumable Fuels), Callable 2/10/21 @ 100.00 (b)	4.60	5/10/21	484
	Total Yankee Dollars			5,262

	Time Deposit — 0.62%
$620	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	4/1/14	620
	Total Time Deposit			620

	Mutual Funds — 9.23%
1,300	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (c)	0.00		1,300
6,345	SSgA Treasury Money Market Fund (c)	0.00		6,345
1,589	SSgA U.S. Government Money Market Fund (c)	0.00		1,589
	Total Mutual Funds			9,234

	Total Investments Before TBA Sale Commitments			107,146
	(cost $106,790) — 107.10%
	TBA Sale Commitments (d) — (0.78)%
$(100)	Fannie Mae, 15 YR TBA	4.50	5/25/29	(106)

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (concluded) — March 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	TBA Sale Commitments (d) (continued)
$(500)	Fannie Mae, 30 YR TBA	6.00	4/25/44	$(557)
(100)	Freddie Mac, Gold 15 YR TBA	4.50	5/15/29	(106)
	Total TBA Sale Commitments			(769)
	Liabilities in excess of other assets — (6.32)%			(6,325)
	Net Assets — 100.00%			$100,052

(a)	Rate disclosed represents effective yield at purchase.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	The rate disclosed is the rate in effect on March 31, 2014.
(d)	Represents a "to be announced" transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Portfolio of Investments.)

MTN—Medium Term Note
TBA—Security is subject to delayed delivery

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Core Fixed Income Portfolio	Mellon Capital Management Corporation	Seix Investment Advisors LLC	Total

Asset Backed Securities	0.50%	-	0.50%
Collateralized Mortgage Obligations	2.12%	-	2.12%
U.S. Government Agency Mortgages	36.44%	-	36.44%
U.S. Government Agency Securities	2.38%	-	2.38%
Corporate Bonds	0.03%	28.08%	28.11%
U.S. Treasury Obligations	22.44%	-	22.44%
Yankee Dollars	-	5.26%	5.26%
Time Deposit	0.12%	0.50%	0.62%
Mutual Funds	7.64%	1.59%	9.23%
Other Assets (Liablities)	-7.00%	-0.10%	-7.10%
Total Investments	64.67%	35.33%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — March 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 73.23%
$2,317	Access Midstream Partners LP (Oil, Gas & Consumable Fuels), Callable 3/15/19 @ 102.44	4.88	3/15/24	$2,311
1,500	Access Midstream Partners LP (Oil, Gas & Consumable Fuels), Callable 12/15/17 @ 102.44	4.88	5/15/23	1,511
2,015	Access Midstream Partners LP (Oil, Gas & Consumable Fuels), Callable 1/15/17 @ 103.06	6.13	7/15/22	2,169
5,443	Activision Blizzard, Inc. (Software), Callable 9/15/16 @ 104.22 (a)	5.63	9/15/21	5,824
3,708	Aleris International, Inc. (Metals & Mining), Callable 2/15/15 @ 103.81	7.63	2/15/18	3,828
279	Aleris International, Inc. (Metals & Mining), Callable 11/1/15 @ 105.91	7.88	11/1/20	287
4,094	Allegion US Holding Co., Inc. (Household Durables), Callable 10/1/16 @ 104.31 (a)	5.75	10/1/21	4,309
4,897	Alliant Techsystems, Inc. (Aerospace & Defense), Callable 10/1/16 @ 103.94 (a)	5.25	10/1/21	5,031
960	Ally Financial, Inc. (Consumer Finance)	5.50	2/15/17	1,042
2,495	Ally Financial, Inc. (Consumer Finance)	6.25	12/1/17	2,785
3,375	Ally Financial, Inc. (Consumer Finance)	8.00	11/1/31	4,118
1,825	Ally Financial, Inc. (Consumer Finance)	8.00	12/31/18	2,176
4,791	AMC Networks, Inc. (Media), Callable 7/15/16 @ 103.88	7.75	7/15/21	5,401
500	AmerenEnergy Generating Co., Series H (Independent Power and Renewable Electricity Producers)	7.00	4/15/18	443
2,306	American Airlines Pass-Through Trust, Series 2013-2, Class B (Airlines) (a)	5.60	7/15/20	2,403
572	American Airlines Pass-Through Trust, Series 2013-1, Class B (Airlines) (a)	5.63	1/15/21	585
3,832	American Axle & Manufacturing, Inc. (Auto Components), Callable 3/15/16 @ 104.69	6.25	3/15/21	4,081
3,844	Amsted Industries, Inc. (Machinery), Callable 3/15/18 @ 102.50 (a)	5.00	3/15/22	3,863
1,049	Aramark Corp. (Food Products), Callable 3/15/15 @ 104.31	5.75	3/15/20	1,108
1,641	Asbury Automotive Group, Inc. (Specialty Retail), Callable 11/15/15 @ 104.19	8.38	11/15/20	1,838
1,500	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. (Oil, Gas & Consumable Fuels), Callable 5/15/16 @ 103.56	4.75	11/15/21	1,425
1,144	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. (Oil, Gas & Consumable Fuels), Callable 2/1/18 @ 102.94	5.88	8/1/23	1,130
1,783	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. (Oil, Gas & Consumable Fuels), Callable 10/1/16 @ 103.31	6.63	10/1/20	1,899
2,290	Audatex North America, Inc. (Software), Callable 6/15/17 @ 103.00 (a)	6.00	6/15/21	2,445
3,126	AutoNation, Inc. (Specialty Retail)	5.50	2/1/20	3,392
3,452	Basic Energy Services, Inc. (Energy Equipment & Services), Callable 2/15/15 @ 103.88	7.75	2/15/19	3,707
502	Basic Energy Services, Inc. (Energy Equipment & Services), Callable 10/15/17 @ 103.88	7.75	10/15/22	545
2,905	BE Aerospace, Inc. (Aerospace & Defense), Callable 4/1/17 @ 102.63	5.25	4/1/22	2,989
700	Berry Petroleum Co. (Oil, Gas & Consumable Fuels), Callable 3/15/17 @ 103.19	6.38	9/15/22	725
1,575	Berry Petroleum Co. (Oil, Gas & Consumable Fuels), Callable 11/1/15 @ 103.38	6.75	11/1/20	1,662
6,000	Bill Barrett Corp. (Oil, Gas & Consumable Fuels), Callable 10/15/17 @ 103.50	7.00	10/15/22	6,315
799	BI-LO LLC/BI-LO Finance Corp. (Food Products), Callable 2/15/15 @ 104.63 (a)	9.25	2/15/19	876
2,025	Cablevision Systems Corp. (Media)	8.00	4/15/20	2,362
3,995	Calfrac Holdings LP (Energy Equipment & Services), Callable 12/1/15 @ 103.75 (a)	7.50	12/1/20	4,195
2,576	Calpine Corp. (Independent Power and Renewable Electricity Producers), Callable 11/1/15 @ 103.75 (a)	7.50	2/15/21	2,814
4,953	Calpine Corp. (Independent Power and Renewable Electricity Producers), Callable 1/15/17 @ 103.94 (a)	7.88	1/15/23	5,547
4,399	Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels), Callable 9/15/16 @ 103.75	7.50	9/15/20	4,839
1,000	Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels), Callable 10/15/14 @ 104.31	8.63	10/15/18	1,073
2,000	Case New Holland, Inc. (Machinery)	7.88	12/1/17	2,345
1,310	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 2/15/18 @ 102.56	5.13	2/15/23	1,261
1,085	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 3/15/16 @ 103.94	5.25	3/15/21	1,093
831	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 9/30/17 @ 102.63	5.25	9/30/22	821
4,840	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 3/1/18 @ 102.88	5.75	9/1/23	4,803
1,370	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 4/30/15 @ 104.88	6.50	4/30/21	1,452
773	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 1/31/17 @ 103.31	6.63	1/31/22	826
725	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 1/15/15 @ 103.50	7.00	1/15/19	767
3,294	CenturyLink, Inc. (Diversified Telecommunication Services)	5.63	4/1/20	3,463
1,500	CenturyLink, Inc., Series T (Diversified Telecommunication Services)	5.80	3/15/22	1,534
245	CenturyLink, Inc. (Diversified Telecommunication Services)	6.45	6/15/21	263
1,250	Cenveo Corp. (Commercial Services & Supplies), Callable 2/1/15 @ 102.22	8.88	2/1/18	1,275
1,360	Cenveo Corp. (Commercial Services & Supplies), Callable 5/15/15 @ 105.75	11.50	5/15/17	1,350

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$6,945	Cequel Communications Holdings I LLC/Cequel Capital Corp. (Media), Callable 9/15/15 @ 104.78 (a)	6.38	9/15/20	$7,257
2,388	Chemtura Corp. (Chemicals), Callable 7/15/16 @ 104.31	5.75	7/15/21	2,478
2,065	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	5.75	3/15/23	2,186
220	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.13	2/15/21	240
95	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.50	8/15/17	107
500	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	8/15/20	561
1,190	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.88	11/15/20	1,351
1,450	Chesapeake Midstream Partners LLC (Oil, Gas & Consumable Fuels), Callable 4/15/15 @ 104.41	5.88	4/15/21	1,544
9,370	CHS/Community Health Systems, Inc. (Health Care Providers & Services), Callable 7/15/16 @ 103.56	7.13	7/15/20	10,166
1,905	Cincinnati Bell, Inc. (Diversified Telecommunication Services), Callable 10/15/15 @ 104.19	8.38	10/15/20	2,086
2,155	CIT Group, Inc. (Diversified Financial Services) (a)	4.75	2/15/15	2,214
2,013	CIT Group, Inc. (Diversified Financial Services)	5.00	8/15/22	2,088
1,080	CIT Group, Inc. (Diversified Financial Services)	5.25	3/15/18	1,161
3,515	CIT Group, Inc. (Diversified Financial Services) (a)	6.63	4/1/18	3,932
1,915	Citigroup, Inc., Series D (Diversified Financial Services), Callable 5/15/23 @ 100.00, Perpetual Bond (b)	5.35	—	1,776
2,908	Clayton Williams Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 4/1/15 @ 103.88	7.75	4/1/19	3,090
515	Clean Harbors, Inc. (Commercial Services & Supplies), Callable 12/1/16 @ 102.56	5.13	6/1/21	525
280	Clean Harbors, Inc. (Commercial Services & Supplies), Callable 8/1/16 @ 102.63	5.25	8/1/20	288
3,506	Clear Channel Worldwide Holdings, Inc., Series B (Media), Callable 11/15/17 @ 103.25	6.50	11/15/22	3,746
760	Clear Channel Worldwide Holdings, Inc., Series A (Media), Callable 11/15/17 @ 103.25	6.50	11/15/22	807
383	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 3/15/19 @ 103.19	6.38	3/15/24	393
710	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 12/15/14 @ 104.25	8.50	12/15/19	765
3,693	Commercial Metals Co. (Metals & Mining), Callable 2/15/23 @ 100.00	4.88	5/15/23	3,545
500	Consol Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 4/1/15 @ 104.13	8.25	4/1/20	543
714	Constellation Brands, Inc. (Beverages)	3.75	5/1/21	698
2,395	Constellation Brands, Inc. (Beverages)	4.25	5/1/23	2,341
384	Continental Airlines 2003-ERJ1 Pass-Through Trust, Series RJ03 (Airlines)	7.88	1/2/20	421
774	Covanta Holding Corp. (Commercial Services & Supplies), Callable 3/1/19 @ 102.94	5.88	3/1/24	786
1,001	Credit Acceptance Corp. (Consumer Finance), Callable 2/15/17 @ 103.06 (a)	6.13	2/15/21	1,041
2,618	Crown Castle International Corp. (Real Estate Investment Trusts)	5.25	1/15/23	2,661
753	D.R. Horton, Inc. (Household Durables), Callable 6/15/22 @ 100.00	4.38	9/15/22	738
5,658	Delphi Corp. (Auto Components), Callable 2/15/18 @ 102.50	5.00	2/15/23	5,997
1,017	Denbury Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 1/15/18 @ 102.31	4.63	7/15/23	946
574	DigitalGlobe, Inc. (Aerospace & Defense), Callable 2/1/17 @ 102.63	5.25	2/1/21	567
2,060	DISH DBS Corp. (Media)	4.25	4/1/18	2,150
2,233	DISH DBS Corp. (Media)	5.88	7/15/22	2,384
1,000	DISH DBS Corp. (Media)	6.75	6/1/21	1,120
965	DISH DBS Corp. (Media)	7.88	9/1/19	1,141
3,390	DPL, Inc. (Electric Utilities), Callable 7/15/21 @ 100.00	7.25	10/15/21	3,500
145	EchoStar DBS Corp. (Media)	7.13	2/1/16	158
3,819	Equinix, Inc. (Internet Software & Services), Callable 4/1/17 @ 102.44	4.88	4/1/20	3,905
581	Equinix, Inc. (Internet Software & Services), Callable 4/1/18 @ 102.69	5.38	4/1/23	593
2,350	Equinix, Inc. (Internet Software & Services), Callable 7/15/16 @ 103.50	7.00	7/15/21	2,620
5,108	Exterran Partners LP (Energy Equipment & Services), Callable 4/1/17 @ 103.00	6.00	4/1/21	5,082
1,132	Fidelity National Information Services, Inc. (IT Services), Callable 3/15/17 @ 102.50	5.00	3/15/22	1,184
2,744	First Cash Financial Services, Inc. (Consumer Finance), Callable 4/1/17 @ 106.06 (a)	6.75	4/1/21	2,813
2,044	Forest Oil Corp. (Oil, Gas & Consumable Fuels), Callable 6/15/14 @ 101.21	7.25	6/15/19	1,791
1,887	Frontier Communications Corp. (Diversified Telecommunication Services)	8.13	10/1/18	2,203
4,900	Frontier Communications Corp. (Diversified Telecommunication Services)	8.50	4/15/20	5,695
1,000	GCI, Inc. (Diversified Telecommunication Services), Callable 6/1/16 @ 103.38	6.75	6/1/21	1,013
3,000	GCI, Inc. (Diversified Telecommunication Services), Callable 11/15/14 @ 104.31	8.63	11/15/19	3,210
4,589	General Motors Financial Co. (Diversified Financial Services)	4.25	5/15/23	4,532
4,838	Genesis Energy LP (Oil, Gas & Consumable Fuels), Callable 2/15/17 @ 102.88	5.75	2/15/21	5,007

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$123	Genesis Energy LP (Oil, Gas & Consumable Fuels), Callable 12/15/14 @ 103.94	7.88	12/15/18	$132
3,365	GenOn Energy, Inc. (Independent Power and Renewable Electricity Producers)	9.50	10/15/18	3,441
2,603	Gibraltar Industries, Inc. (Building Products), Callable 2/1/17 @ 103.13 (c)	6.25	2/1/21	2,775
3,425	GMAC, Inc. (Consumer Finance)	8.00	11/1/31	4,221
1,907	Griffon Corp. (Building Products), Callable 2/1/17 @ 103.94 (a)	5.25	3/1/22	1,888
1,883	Harland Clarke Holdings Corp. (Commercial Services & Supplies), Callable 3/1/17 @ 103.44 (a)	6.88	3/1/20	1,911
5,715	Hawk Acquisition Sub, Inc. (Food Products), Callable 4/15/15 @ 102.13 (a)	4.25	10/15/20	5,622
9,965	HCA, Inc. (Health Care Providers & Services)	5.88	3/15/22	10,737
2,555	HCA, Inc. (Health Care Providers & Services)	6.50	2/15/20	2,862
895	HCA, Inc. (Health Care Providers & Services)	7.50	2/15/22	1,023
1,000	HCA, Inc. (Health Care Providers & Services), Callable 11/15/15 @ 103.88	7.75	5/15/21	1,103
3,012	Hertz Corp. (Commercial Services & Supplies), Callable 10/15/17 @ 103.13	6.25	10/15/22	3,223
900	Hilcorp Energy, Inc./Hilcorp Energy Co. (Oil, Gas & Consumable Fuels), Callable 10/1/15 @ 103.81 (a)	7.63	4/15/21	986
5,999	Hilcorp Energy, Inc./Hilcorp Energy Co. (Oil, Gas & Consumable Fuels), Callable 2/15/15 @ 104.00 (a)	8.00	2/15/20	6,494
4,040	Hornbeck Offshore Services, Inc. (Energy Equipment & Services), Callable 3/1/16 @ 103.75	5.00	3/1/21	3,969
700	Hughes Satellite Systems Corp. (Diversified Telecommunication Services)	6.50	6/15/19	768
1,275	Hughes Satellite Systems Corp. (Diversified Telecommunication Services)	7.63	6/15/21	1,438
1,000	Huntington Ingalls Industries (Aerospace & Defense), Callable 3/15/16 @ 103.56	7.13	3/15/21	1,104
1,814	Huntsman International LLC (Chemicals), Callable 8/15/20 @ 100.00	4.88	11/15/20	1,825
1,061	IAC/InterActiveCorp (Internet Software & Services), Callable 12/15/17 @ 102.38	4.75	12/15/22	1,038
4,473	IAC/InterActiveCorp (Internet Software & Services), Callable 11/30/14 @ 104.88	4.88	11/30/18	4,669
330	ILFC E-Capital Trust ll (Diversified Financial Services), Callable 12/21/15 @ 100.00 (a)	6.25	12/21/65	320
6,269	Ingles Markets, Inc. (Food & Staples Retailing), Callable 6/15/18 @ 102.88	5.75	6/15/23	6,269
224	International Lease Finance Corp. (Trading Companies & Distributors)	4.63	4/15/21	224
3,055	International Lease Finance Corp. (Trading Companies & Distributors)	5.88	4/1/19	3,338
1,125	International Lease Finance Corp. (Trading Companies & Distributors)	6.25	5/15/19	1,240
1,800	Iron Mountain, Inc. (Commercial Services & Supplies), Callable 8/15/17 @ 102.88	5.75	8/15/24	1,753
980	Iron Mountain, Inc. (Commercial Services & Supplies), Callable 10/1/15 @ 103.88	7.75	10/1/19	1,080
1,100	J.B. Poindexter & Co., Inc. (Auto Components), Callable 4/1/17 @ 104.50 (a)	9.00	4/1/22	1,174
995	Jarden Corp. (Household Durables), Callable 1/15/15 @ 103.75	7.50	1/15/20	1,083
8,000	JBS USA LLC/JBS USA Finance, Inc. (Food Products), Callable 6/1/15 @ 105.44 (a)	7.25	6/1/21	8,520
2,622	JMC Steel Group, Inc. (Metals & Mining), Callable 3/15/15 @ 104.25 (a)	8.25	3/15/18	2,681
1,972	KB Home (Household Durables), Callable 9/15/21 @ 100.00	7.00	12/15/21	2,122
440	KB Home (Household Durables)	7.50	9/15/22	482
4,101	Key Energy Services, Inc. (Energy Equipment & Services), Callable 3/1/16 @ 103.38	6.75	3/1/21	4,311
2,556	Kindred Healthcare, Inc. (Health Care Providers & Services), Callable 4/15/17 @ 104.78 (a)	6.38	4/15/22	2,562
3,750	Kindred Healthcare, Inc. (Health Care Providers & Services), Callable 6/1/14 @ 106.19	8.25	6/1/19	4,017
1,000	Koppers, Inc. (Chemicals), Callable 12/1/14 @ 103.94	7.88	12/1/19	1,073
3,200	Lamar Media Corp. (Media), Callable 2/1/17 @ 102.94	5.88	2/1/22	3,392
1,000	Lamar Media Corp. (Media), Callable 4/15/14 @ 103.94	7.88	4/15/18	1,043
3,568	Libbey Glass, Inc. (Household Durables), Callable 5/15/15 @ 105.16	6.88	5/15/20	3,898
3,987	Limited Brands, Inc. (Specialty Retail)	5.63	2/15/22	4,210
500	Limited Brands, Inc. (Specialty Retail)	6.63	4/1/21	562
570	Limited Brands, Inc. (Specialty Retail)	7.00	5/1/20	650
760	Linn Energy LLC/Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 11/1/15 @ 103.13 (a)	6.25	11/1/19	792
2,855	Linn Energy LLC/Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 5/15/15 @ 103.25	6.50	5/15/19	2,976
6,488	Linn Energy LLC/Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 4/15/15 @ 104.31	8.63	4/15/20	7,048
1,081	LKQ Corp. (Distributors), Callable 5/15/18 @ 102.38 (a)	4.75	5/15/23	1,024
1,134	Lynx I Corp. (Media), Callable 4/15/17 @ 102.69 (a)	5.38	4/15/21	1,171
1,100	Lynx II Corp. (Media), Callable 4/15/18 @ 103.19 (a)	6.38	4/15/23	1,166
580	Markwest Energy Partners LP/MarkWest Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 12/15/16 @ 103.13	6.25	6/15/22	626
1,380	Martin Midstream Partners LP/Martin Midstream Finance Corp. (Oil, Gas & Consumable Fuels), Callable 2/15/17 @ 103.63 (a)	7.25	2/15/21	1,447

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$3,965	Martin Midstream Partners LP/Martin Midstream Finance Corp. (Oil, Gas & Consumable Fuels), Callable 2/15/17 @ 103.63	7.25	2/15/21	$4,158
2,246	MedImpact Holdings, Inc. (Health Care Providers & Services), Callable 2/1/15 @ 105.25 (a)	10.50	2/1/18	2,437
5,494	Meritage Homes Corp. (Household Durables)	7.15	4/15/20	6,127
12,187	MGM Resorts International (Hotels, Restaurants & Leisure)	5.25	3/31/20	12,553
2,400	MidContinent Express Pipeline LLC (Oil, Gas & Consumable Fuels) (a)	6.70	9/15/19	2,445
4,967	MPT Operating Partnership LP/MPT Finance Corp. (Real Estate Investment Trusts), Callable 2/15/17 @ 103.19	6.38	2/15/22	5,314
1,615	MPT Operating Partnership LP/MPT Finance Corp. (Real Estate Investment Trusts), Callable 5/1/16 @ 103.44	6.88	5/1/21	1,736
1,969	NCR Corp. (Technology Hardware, Storage & Peripherals), Callable 12/15/17 @ 102.94 (a)	5.88	12/15/21	2,072
1,906	Netflix, Inc. (Internet & Catalog Retail) (a)	5.75	3/1/24	1,973
5,850	Newfield Exploration Co. (Oil, Gas & Consumable Fuels), Callable 2/1/15 @ 103.44	6.88	2/1/20	6,230
3,184	NGL Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 10/15/16 @ 105.16 (a)	6.88	10/15/21	3,311
3,012	Nielsen Finance LLC/Nielsen Finance Co. (Media), Callable 10/1/16 @ 102.25	4.50	10/1/20	3,035
1,489	Nielsen Finance LLC/Nielsen Finance Co. (Media), Callable 4/15/17 @ 103.75 (a)	5.00	4/15/22	1,493
1,495	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 7/15/18 @ 103.13 (a)	6.25	7/15/22	1,540
3,157	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 5/15/16 @ 103.94	7.88	5/15/21	3,473
1,575	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 9/1/15 @ 104.13	8.25	9/1/20	1,729
2,556	Nuance Communications, Inc. (Software), Callable 8/15/16 @ 102.69 (a)	5.38	8/15/20	2,543
1,445	NuStar Logistics LP (Oil, Gas & Consumable Fuels)	4.80	9/1/20	1,423
316	NuStar Logistics LP (Oil, Gas & Consumable Fuels)	6.75	2/1/21	342
860	Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels), Callable 7/15/17 @ 103.44	6.88	1/15/23	933
3,899	Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels), Callable 9/15/17 @ 103.44 (a)	6.88	3/15/22	4,221
2,000	Omega Healthcare Investors, Inc. (Real Estate Investment Trusts), Callable 10/15/15 @ 103.38	6.75	10/15/22	2,180
1,000	Omega Healthcare Investors, Inc. (Real Estate Investment Trusts), Callable 2/15/15 @ 103.75	7.50	2/15/20	1,083
743	Omnicare, Inc. (Health Care Providers & Services), Callable 6/1/15 @ 103.88	7.75	6/1/20	817
4,039	Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	6.00	11/15/18	4,236
2,390	Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	6.25	11/15/21	2,396
350	Pemex Proj FDG Master TR (Oil, Gas & Consumable Fuels)	5.75	3/1/18	388
1,502	Penske Auto Group, Inc. (Specialty Retail), Callable 10/1/17 @ 102.88	5.75	10/1/22	1,570
765	PetroQuest Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 9/1/14 @ 105.00	10.00	9/1/17	815
2,386	PHH Corp. (Diversified Financial Services), Callable 8/15/17 @ 103.19	6.38	8/15/21	2,464
7,110	PHH Corp. (Diversified Financial Services)	7.38	9/1/19	7,857
722	Pioneer Drilling Co. (Energy Equipment & Services), Callable 3/15/15 @ 102.47	9.88	3/15/18	762
1,250	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels), Callable 6/15/16 @ 103.06	6.13	6/15/19	1,380
1,625	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels), Callable 5/1/16 @ 103.31	6.63	5/1/21	1,779
2,050	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels), Callable 2/15/18 @ 103.44	6.88	2/15/23	2,281
385	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels), Callable 10/15/14 @ 104.31	8.63	10/15/19	418
3,973	PolyOne Corp. (Chemicals)	5.25	3/15/23	3,992
7,670	Post Holdings, Inc. (Food Products), Callable 2/15/17 @ 103.69	7.38	2/15/22	8,245
2,595	Post Holdings, Inc. (Food Products), Callable 2/15/17 @ 103.69 (a)	7.38	2/15/22	2,790
460	Provident Funding Associates LP/PFG Finance Corp. (Diversified Financial Services), Callable 6/15/16 @ 105.06 (a)	6.75	6/15/21	460
1,916	QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	6.80	3/1/20	2,098
184	Res-Care, Inc. (Health Care Providers & Services), Callable 1/15/15 @ 105.38	10.75	1/15/19	204
2,700	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (Household Products), Callable 8/15/15 @ 103.94	7.88	8/15/19	2,973
1,042	Rockies Express Pipeline LLC (Oil, Gas & Consumable Fuels) (a)	6.00	1/15/19	1,050
750	RRI Energy, Inc. (Independent Power and Renewable Electricity Producers)	7.88	6/15/17	754
4,181	RSI Home Products, Inc. (Household Durables), Callable 3/1/15 @ 105.16 (a)	6.88	3/1/18	4,484

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,896	Sabine Pass Liquefaction LLC (Oil, Gas & Consumable Fuels)	5.63	2/1/21	$1,955
3,265	Sabine Pass LNG LP (Oil, Gas & Consumable Fuels), Callable 11/1/16 @ 103.25	6.50	11/1/20	3,428
632	Sabre, Inc. (Internet Software & Services), Callable 5/15/15 @ 106.38 (a)	8.50	5/15/19	698
1,038	Salix Pharmaceuticals Ltd. (Pharmaceuticals), Callable 1/15/17 @ 104.50 (a)	6.00	1/15/21	1,108
2,535	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 3/15/16 @ 103.75	7.50	3/15/21	2,706
1,135	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/17 @ 104.06	8.13	10/15/22	1,237
1,680	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 1/15/15 @ 104.38	8.75	1/15/20	1,810
1,210	SBA Telecommunications Corp. (Wireless Telecommunication Services), Callable 7/15/16 @ 102.88	5.75	7/15/20	1,267
10,022	Select Medical Corp. (Health Care Providers & Services), Callable 6/1/16 @ 104.78	6.38	6/1/21	10,172
3,036	Semgroup Corp. (Oil, Gas & Consumable Fuels), Callable 6/15/16 @ 105.63	7.50	6/15/21	3,294
1,000	Service Corp. International (Diversified Consumer Services), Callable 7/15/17 @ 102.69 (a)	5.38	1/15/22	1,013
1,750	Service Corp. International (Diversified Consumer Services)	7.00	6/15/17	1,961
700	Service Corp. International (Diversified Consumer Services)	8.00	11/15/21	810
2,609	SESI LLC (Energy Equipment & Services), Callable 12/15/16 @ 103.56	7.13	12/15/21	2,909
228	Sinclair Television Group, Inc. (Media), Callable 4/1/16 @ 104.03	5.38	4/1/21	226
2,773	Sinclair Television Group, Inc. (Media), Callable 10/1/17 @ 103.06	6.13	10/1/22	2,808
1,600	Sinclair Television Group, Inc. (Media), Callable 11/1/16 @ 104.78	6.38	11/1/21	1,664
1,217	Sirius XM Radio, Inc. (Media), Callable 5/1/16 @ 102.13 (a)	4.25	5/15/20	1,190
1,655	Sirius XM Radio, Inc. (Media), Callable 8/15/17 @ 102.63 (a)	5.25	8/15/22	1,705
1,714	Sirius XM Radio, Inc. (Media), Callable 10/1/16 @ 102.94 (a)	5.88	10/1/20	1,804
1,415	SLM Corp. (Consumer Finance)	5.50	1/15/19	1,496
2,000	SLM Corp., MTN (Consumer Finance)	6.25	1/25/16	2,150
5,971	Smithfield Foods, Inc. (Food Products), Callable 8/15/17 @ 103.31	6.63	8/15/22	6,449
2,075	Sprint Capital Corp. (Wireless Telecommunication Services)	6.88	11/15/28	2,013
4,880	Sprint Capital Corp. (Wireless Telecommunication Services)	6.90	5/1/19	5,356
1,830	Sprint Capital Corp. (Wireless Telecommunication Services)	8.75	3/15/32	2,013
1,899	Sprint Nextel Corp. (Wireless Telecommunication Services)	6.00	11/15/22	1,935
1,410	Sprint Nextel Corp. (Wireless Telecommunication Services)	7.00	8/15/20	1,537
1,960	Sprint Nextel Corp. (Wireless Telecommunication Services) (a)	7.00	3/1/20	2,259
1,665	Sprint Nextel Corp. (Wireless Telecommunication Services) (a)	9.00	11/15/18	2,035
735	Sprint Nextel Corp. (Wireless Telecommunication Services)	11.50	11/15/21	978
955	Standard Pacific Corp. (Household Durables)	8.38	1/15/21	1,129
730	Steel Dynamics, Inc. (Metals & Mining), Callable 4/15/18 @ 102.63	5.25	4/15/23	743
1,000	Steel Dynamics, Inc. (Metals & Mining), Callable 8/15/17 @ 103.19	6.38	8/15/22	1,088
1,549	Steel Dynamics, Inc. (Metals & Mining), Callable 3/15/15 @ 103.81	7.63	3/15/20	1,677
2,000	Stewart Enterprises, Inc. (Commercial Services & Supplies), Callable 4/15/14 @ 104.88	6.50	4/15/19	2,102
3,014	StoneMor Partners LP (Commercial Services & Supplies), Callable 6/1/16 @ 105.91(a)	7.88	6/1/21	3,097
192	Sun Merger Sub, Inc. (Food Products), Callable 8/1/15 @ 102.00 (a)	5.25	8/1/18	199
1,127	Targa Resources Partners LP (Oil, Gas & Consumable Fuels), Callable 2/1/17 @ 103.19	6.38	8/1/22	1,197
3,830	Taylor Morrison Communities, Inc. (Household Durables), Callable 4/15/16 @ 103.94 (a)	5.25	4/15/21	3,868
2,029	Taylor Morrison Communities, Inc. (Household Durables), Callable 12/1/23 @ 100.00 (a)	5.63	3/1/24	2,004
9,136	Tenet Healthcare Corp. (Health Care Providers & Services) (a)	6.00	10/1/20	9,776
2,125	Tenneco, Inc. (Auto Components), Callable 8/15/14 @ 103.88	7.75	8/15/18	2,250
90	Tennessee Gas Pipeline Co. (Oil, Gas & Consumable Fuels)	8.00	2/1/16	100
2,350	Tesoro Logistics LP/Tesoro Logistics Corp. (Oil, Gas & Consumable Fuels), Callable 10/1/16 @ 102.94	5.88	10/1/20	2,456
580	Tesoro Logistics LP/Tesoro Logistics Corp. (Oil, Gas & Consumable Fuels), Callable 10/15/16 @ 104.59	6.13	10/15/21	615
3,897	The ADT Corp. (Commercial Services & Supplies) (a)	6.25	10/15/21	4,004
6,650	The AES Corp. (Independent Power and Renewable Electricity Producers), Callable 6/1/21 @ 100.00	7.38	7/1/21	7,580
34	The AES Corp. (Independent Power and Renewable Electricity Producers)	7.75	10/15/15	37
250	The AES Corp. (Independent Power and Renewable Electricity Producers)	8.00	6/1/20	295
2,196	The Goodyear Tire & Rubber Co. (Auto Components), Callable 3/1/16 @ 104.88	6.50	3/1/21	2,394
2,900	The Goodyear Tire & Rubber Co. (Auto Components)	8.75	8/15/20	3,429
5,132	Titan International, Inc. (Machinery), Callable 10/1/16 @ 105.16 (a)	6.88	10/1/20	5,440
163	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 9/1/15 @ 102.63	5.25	9/1/18	172

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$884	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 1/15/18 @ 103.06	6.13	1/15/22	$926
2,723	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/1/17 @ 103.13	6.25	4/1/21	2,880
8,064	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/28/16 @ 103.27	6.54	4/28/20	8,679
1,305	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/1/18 @ 103.31	6.63	4/1/23	1,383
362	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/28/18 @ 103.42	6.84	4/28/23	388
1,962	Toll Brothers Finance Corp. (Household Durables)	5.88	2/15/22	2,099
268	Tomkins LLC/Tomkins, Inc. (Auto Components), Callable 10/1/14 @ 104.50	9.00	10/1/18	288
1,320	TRW Automotive, Inc. (Auto Components) (a)	4.50	3/1/21	1,356
250	Tutor Perini Corp. (Construction & Engineering), Callable 11/1/14 @ 103.81	7.63	11/1/18	266
1,765	TW Telecom Holdings, Inc. (Diversified Telecommunication Services), Callable 10/1/17 @ 102.69	5.38	10/1/22	1,800
1,215	United Rentals NA, Inc. (Commercial Services & Supplies), Callable 7/15/15 @ 102.88	5.75	7/15/18	1,300
475	United Rentals NA, Inc. (Commercial Services & Supplies), Callable 5/15/19 @ 102.88	5.75	11/15/24	479
520	United Rentals NA, Inc. (Commercial Services & Supplies), Callable 5/15/16 @ 103.69	7.38	5/15/20	574
3,660	United Rentals NA, Inc. (Commercial Services & Supplies), Callable 4/15/17 @ 103.81	7.63	4/15/22	4,104
3,470	Universal Hospital Services, Inc. (Health Care Equipment & Supplies), Callable 8/15/15 @ 105.72	7.63	8/15/20	3,713
1,038	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals), Callable 10/15/16 @ 103.19 (a)	6.38	10/15/20	1,121
4,778	ViaSat, Inc. (Communications Equipment), Callable 6/15/16 @ 103.44	6.88	6/15/20	5,124
1,106	Vulcan Materials Co. (Construction Materials)	7.50	6/15/21	1,302
490	Weekley Homes LLC (Construction & Engineering), Callable 2/1/17 @ 104.50	6.00	2/1/23	488
2,480	West Corp. (Commercial Services & Supplies), Callable 11/15/14 @ 103.94	7.88	1/15/19	2,660
662	West Corp. (Commercial Services & Supplies), Callable 10/1/14 @ 104.31	8.63	10/1/18	710
4,846	Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels), Callable 12/15/18 @ 100.00	5.00	3/15/19	5,125
3,556	Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels), Callable 12/15/20 @ 100.00	5.75	3/15/21	3,823
393	William Lyon Homes, Inc. (Household Durables), Callable 4/15/16 @ 104.31 (a)	5.75	4/15/19	398
615	Windstream Corp. (Diversified Telecommunication Services), Callable 2/1/18 @ 103.19	6.38	8/1/23	600
533	Windstream Corp. (Diversified Telecommunication Services), Callable 4/1/16 @ 103.75	7.50	4/1/23	560
1,355	Windstream Corp. (Diversified Telecommunication Services), Callable 6/1/17 @ 103.75	7.50	6/1/22	1,430
600	Windstream Corp. (Diversified Telecommunication Services), Callable 10/15/15 @ 103.88	7.75	10/15/20	644
4,750	Windstream Corp. (Diversified Telecommunication Services)	7.88	11/1/17	5,450
	Total Corporate Bonds			690,807

	Yankee Dollars — 25.01%
292	Aircastle Ltd. (Trading Companies & Distributors)	6.25	12/1/19	315
50	Aircastle Ltd. (Trading Companies & Distributors)	6.75	4/15/17	56
1,730	Aircastle Ltd. (Trading Companies & Distributors)	7.63	4/15/20	1,972
705	Aircastle Ltd. (Trading Companies & Distributors), Callable 8/1/14 @ 104.88	9.75	8/1/18	759
4,817	Albea Beauty Holdings SA (Personal Products), Callable 11/1/15 @ 106.28 (a)	8.38	11/1/19	5,226
200	Amber Circle Funding Ltd. - Registered (Diversified Financial Services)	3.25	12/4/22	184
515	Arab Republic of Egypt - Registered (Sovereign)	5.75	4/29/20	528
2,277	Arcelormittal (Metals & Mining)	6.75	2/25/22	2,499
8,558	ArcelorMittal (Metals & Mining)	5.75	8/5/20	9,092
400	ArcelorMittal (Metals & Mining)	6.13	6/1/18	439
325	Banco del Estado de Chile (Diversified Financial Services) (a)	4.13	10/7/20	336
550	Banco Nacional de Desenvolvimento Economico e Social - Registered (Sovereign)	6.50	6/10/19	622
330	Bank of Ceylon (Diversified Financial Services)	6.88	5/3/17	345
5,540	Barry Callebaut Services NV (Food Products) (a)	5.50	6/15/23	5,768
400	Bolivia Government - Registered (Sovereign)	5.95	8/22/23	418
1,180	Bombardier, Inc. (Aerospace & Defense) (a)	5.75	3/15/22	1,192
172	Bombardier, Inc. (Aerospace & Defense) (a)	6.13	1/15/23	174
300	Caixa Economica Federal - Registered (Diversified Financial Services)	4.50	10/3/18	305
1,600	Calcipar SA (Building Products), Callable 5/1/15 @ 103.44 (a)	6.88	5/1/18	1,704
1,500	Cascades, Inc. (Containers & Packaging), Callable 1/15/15 @ 103.94	7.88	1/15/20	1,605
547	CHC Helicopter SA (Airlines), Callable 6/1/16 @ 107.03	9.38	6/1/21	580

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$400	China Development Bank (Diversified Financial Services)	5.00	10/15/15	$423
350	CNOOC Curtis Funding No. 1 Pty Ltd. - Registered (Oil, Gas & Consumable Fuels)	4.50	10/3/23	356
1,140	CODELCO - Registered (Metals & Mining)	4.50	8/13/23	1,175
350	CODELCO - Registered (Metals & Mining)	5.63	10/18/43	359
2,107	Cogeco Cable, Inc. (Media), Callable 5/1/16 @ 103.66 (a)	4.88	5/1/20	2,096
200	Comision Federal de Electricidad - Registered (Electric Utilities)	4.88	1/15/24	203
200	Corp. Financi de Desarrol (Diversified Financial Services)	4.75	2/8/22	202
395	Costa Rica Government - Registered (Sovereign)	4.38	4/30/25	354
270	Development Bank of Kazakhstan JSC - Registered (Diversified Financial Services)	4.13	12/10/22	244
550	Dominican Republic (Sovereign)	7.50	5/6/21	613
400	Dominican Republic - Registered (Sovereign)	6.60	1/28/24	410
5,702	Drill Rigs Holdings, Inc. (Oil, Gas & Consumable Fuels), Callable 10/1/15 @ 103.25(a)	6.50	10/1/17	5,944
250	Empresa Nacional de Petr (Oil, Gas & Consumable Fuels)	4.75	12/6/21	257
300	Eskom Holdings Ltd. (Electric Utilities)	5.75	1/26/21	306
300	Eskom Holdings SOC Ltd. - Registered (Electric Utilities)	6.75	8/6/23	314
250	Export-Import Bank India - Registered (Diversified Financial Services)	4.00	1/14/23	237
5,053	Expro Finance Luxembourg SCA (Energy Equipment & Services), Callable 12/15/14 @ 102.13 (a)	8.50	12/15/16	5,287
215	Fairfax Financial Holdings Ltd. (Insurance)	7.38	4/15/18	242
1,181	Federative Republic of Brazil (Sovereign)	2.63	1/5/23	1,046
715	Federative Republic of Brazil (Sovereign)	5.63	1/7/41	724
475	Federative Republic of Brazil (Sovereign)	8.25	1/20/34	629
884	Federative Republic of Brazil (Sovereign), Callable 8/17/15 @ 100.00	11.00	8/17/40	1,000
1,525	FMG Resources (August 2006) Pty Ltd. (Metals & Mining), Callable 4/1/17 @ 103.44 (a)	6.88	4/1/22	1,643
205	FMG Resources (August 2006) Pty Ltd. (Metals & Mining), Callable 2/1/15 @ 103.44 (a)	6.88	2/1/18	216
5,245	FMG Resources (August 2006) Pty Ltd. (Metals & Mining), Callable 11/1/15 @ 104.13 (a)	8.25	11/1/19	5,770
400	Gabonese Republic - Registered (Sovereign)	6.38	12/12/24	423
250	Georgian Railway JSC - Registered (Road & Rail)	7.75	7/11/22	267
1,814	Gibson Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 7/15/16 @ 105.06 (a)	6.75	7/15/21	1,946
190	Government of Jamaica (Sovereign)	8.00	6/24/19	198
1,500	Grifols Worldwide Operations Ltd. (Pharmaceuticals), Callable 4/1/17 @ 103.94 (a)	5.25	4/1/22	1,534
1,783	HudBay Minerals, Inc. (Metals & Mining), Callable 10/1/16 @ 104.75	9.50	10/1/20	1,908
403	Imperial Metals (Metals & Mining), Callable 3/15/17 @ 103.50 (a)	7.00	3/15/19	411
400	Instituto Costarricense de Electricided - Registered (Electric Utilities)	6.38	5/15/43	342
6,065	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 8/1/18 @ 102.75 (a)	5.50	8/1/23	5,943
2,145	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 10/15/15 @ 103.63	7.25	10/15/20	2,327
2,150	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 4/1/16 @ 103.75	7.50	4/1/21	2,360
3,224	Intergen NV (Electric Utilities), Callable 6/30/18 @ 103.50 (a)	7.00	6/30/23	3,385
100	Islamic Republic of Pakistan - Registered (Sovereign)	6.88	6/1/17	102
200	KazAgro National Management Holding - Registered (Food Products)	4.63	5/24/23	185
200	Kazakhstan Temir Zholy - Registered (Road & Rail)	6.95	7/10/42	204
450	KazMunayGas National Co. - Registered (Oil, Gas & Consumable Fuels)	5.75	4/30/43	405
725	KazMunayGas National Co. - Registered (Oil, Gas & Consumable Fuels)	6.38	4/9/21	790
750	KazMunayGas National Co. - Registered, Series 2 (Oil, Gas & Consumable Fuels)	9.13	7/2/18	900
200	Kingdom of Jordan - Registered (Sovereign)	3.88	11/12/15	200
575	Kingdom of Morocco - Registered (Sovereign)	4.25	12/11/22	558
841	Lebanese Republic, Series G (Sovereign)	6.38	3/9/20	866
250	Lebanese Republic - Registered (Sovereign)	6.00	1/27/23	244
235	Lebanese Republic - Registered (Sovereign)	6.75	11/29/27	236
200	Lebanese Republic - Registered (Sovereign)	8.50	1/19/16	215
300	Majapahit Holding BV - Registered (Electric Utilities)	7.75	1/20/20	344
200	Majapahit Holding BV - Registered (Electric Utilities)	7.88	6/29/37	221
3,691	MEG Energy Corp. (Oil, Gas & Consumable Fuels), Callable 7/30/17 @ 103.19 (a)	6.38	1/30/23	3,819
2,400	MEG Energy Corp. (Oil, Gas & Consumable Fuels), Callable 3/15/15 @ 104.88 (a)	6.50	3/15/21	2,526
1,000	MEG Energy Corp. (Oil, Gas & Consumable Fuels), Callable 9/30/18 @ 103.50 (a)	7.00	3/31/24	1,058
520	Mongolia International Bond - Registered (Sovereign)	5.13	12/5/22	418
200	National Savings Bank - Registered (Diversified Financial Services)	8.88	9/18/18	223

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$3,393	Navios Maritime Holdings, Inc. (Marine), Callable 1/15/17 @ 105.53 (a)	7.38	1/15/22	$3,469
3,397	Northern Blizzard Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 2/1/17 @ 105.44 (a)	7.25	2/1/22	3,498
1,555	Novelis, Inc. (Metals & Mining), Callable 12/15/14 @ 104.19	8.38	12/15/17	1,664
450	OJSC Russian Agricultural Bank (RSHB) - Registered (Diversified Financial Services)	5.30	12/17/17	446
280	Oriental Republic of Uruguay (Sovereign)	4.13	11/20/45	227
1,000	Oriental Republic of Uruguay (Sovereign)	4.50	8/14/24	1,025
400	Oriental Republic of Uruguay (Sovereign)	7.88	1/15/33	524
6,348	Pacific Drilling SA (Energy Equipment & Services), Callable 6/1/16 @ 104.03 (a)	5.38	6/1/20	6,300
2,521	Pacific Drilling V Ltd. (Oil, Gas & Consumable Fuels), Callable 12/1/15 @ 103.63 (a)	7.25	12/1/17	2,723
520	Penerbangan Malaysia Berhad (Aerospace & Defense) (a)	5.63	3/15/16	564
660	Pertamina Persero PT - Registered (Oil, Gas & Consumable Fuels)	6.50	5/27/41	623
200	Perusahaan Listrik Negara PT - Registered (Electric Utilities)	5.50	11/22/21	202
450	Petroleos de Venezuela SA (Oil, Gas & Consumable Fuels)	8.50	11/2/17	377
500	Petroleos de Venezuela SA - Registered (Oil, Gas & Consumable Fuels)	9.75	5/17/35	354
520	Petroleos de Venezuela SA - Registered (Oil, Gas & Consumable Fuels)	12.75	2/17/22	472
610	Petroleos Mexicanos (Oil, Gas & Consumable Fuels)	6.50	6/2/41	668
654	Petroleos Mexicanos (Oil, Gas & Consumable Fuels)	8.00	5/3/19	798
350	Petroleum Co. of Trinidad & Tobago. Ltd. - Registered (Oil, Gas & Consumable Fuels)	9.75	8/14/19	437
290	Petroliam Nasional Berhad - Registered (Oil, Gas & Consumable Fuels)	7.63	10/15/26	384
250	Petroliam Nasional Berhad - Registered (Oil, Gas & Consumable Fuels)	7.75	8/15/15	273
750	Petronas Capital Ltd. (Oil, Gas & Consumable Fuels) (a)	5.25	8/12/19	843
600	Power Sector Assets & Liabilities Management Corp. - Registered (Diversified Financial Services)	7.25	5/27/19	719
3,405	Quebecor Media, Inc. (Media)	5.75	1/15/23	3,414
250	Republic of Angola - registered (Sovereign)	7.00	8/16/19	273
555	Republic of Argentina, Series NY (Sovereign) (c)	2.50	12/31/38	233
1,595	Republic of Argentina, Series NY (Sovereign)	8.28	12/31/33	1,262
220	Republic of Armenia - Registered (Sovereign)	6.00	9/30/20	228
505	Republic of Belarus (Sovereign)	8.95	1/26/18	518
400	Republic of Chile (Sovereign)	2.25	10/30/22	366
400	Republic of Chile (Sovereign)	3.25	9/14/21	401
800	Republic of Colombia (Sovereign)	4.38	7/12/21	832
960	Republic of Colombia (Sovereign)	6.13	1/18/41	1,075
840	Republic of Colombia (Sovereign)	7.38	1/27/17	969
250	Republic of Colombia (Sovereign)	7.38	9/18/37	320
300	Republic of Columbia (Sovereign)	7.38	3/18/19	361
425	Republic of Costa Rica - Registered (Sovereign)	6.25	11/1/23	419
677	Republic of Cote d'Ivoire - Registered (Sovereign) (c)	5.75	12/31/32	635
1,000	Republic of Croatia - Registered (Sovereign)	6.00	1/26/24	1,039
400	Republic of Croatia - Registered (Sovereign)	6.25	4/27/17	430
720	Republic of Croatia - Registered (Sovereign)	6.63	7/14/20	788
200	Republic of Ecuador - Registered (Sovereign)	9.38	12/15/15	212
300	Republic of El Salvador - Registered (Sovereign)	7.38	12/1/19	320
825	Republic of El Salvador - Registered (Sovereign)	7.65	6/15/35	820
250	Republic of Georgia - Registered (Sovereign)	6.88	4/12/21	272
420	Republic of Ghana - Registered (Sovereign)	7.88	8/7/23	385
440	Republic of Guatemala - Registered (Sovereign)	4.88	2/13/28	425
265	Republic of Honduras - Registered (Sovereign)	8.75	12/16/20	290
896	Republic of Hungary (Sovereign)	5.38	2/21/23	908
699	Republic of Hungary (Sovereign)	6.25	1/29/20	763
1,026	Republic of Hungary (Sovereign)	6.38	3/29/21	1,122
450	Republic of Indonesia (Sovereign)	4.88	5/5/21	461
650	Republic of Indonesia (Sovereign)	8.50	10/12/35	829
460	Republic of Indonesia - Registered (Sovereign)	4.63	4/15/43	385
630	Republic of Indonesia - Registered (Sovereign)	6.88	1/17/18	716
315	Republic of Indonesia - Registered (Sovereign)	7.50	1/15/16	348
725	Republic of Iraq - Registered (Sovereign), Callable 6/1/14 @ 100.00	5.80	1/15/28	638
745	Republic of Latvia - Registered (Sovereign)	2.75	1/12/20	715
810	Republic of Lebanese, Series E (Sovereign)	9.00	3/20/17	904
450	Republic of Lebanon (Sovereign)	8.25	4/12/21	506
750	Republic of Lithuania (Sovereign)	6.13	3/9/21	857
175	Republic of Lithuania - Registered (Sovereign)	5.13	9/14/17	191

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$639	Republic of Lithuania - Registered (Sovereign)	7.38	2/11/20	$770
425	Republic of Mozambique - Registered (Sovereign)	6.31	9/11/20	406
500	Republic of Nigeria - Registered (Sovereign)	5.13	7/12/18	511
350	Republic of Panama (Sovereign)	5.20	1/30/20	387
708	Republic of Panama (Sovereign)	6.70	1/26/36	832
755	Republic of Panama (Sovereign)	7.13	1/29/26	933
759	Republic of Peru (Sovereign)	6.55	3/14/37	913
525	Republic of Peru (Sovereign)	7.13	3/30/19	633
750	Republic of Peru (Sovereign)	8.75	11/21/33	1,095
674	Republic of Philippines (Sovereign)	5.00	1/13/37	736
1,000	Republic of Philippines (Sovereign)	7.75	1/14/31	1,367
840	Republic of Philippines (Sovereign)	8.38	6/17/19	1,066
110	Republic of Philippines (Sovereign)	9.88	1/15/19	145
400	Republic of Philippines (Sovereign)	10.63	3/16/25	623
280	Republic of Poland (Sovereign)	3.00	3/17/23	262
200	Republic of Poland (Sovereign)	4.00	1/22/24	201
650	Republic of Poland (Sovereign)	5.00	10/19/15	691
1,121	Republic of Poland (Sovereign)	5.00	3/23/22	1,224
750	Republic of Poland (Sovereign)	6.38	7/15/19	880
1,200	Republic of Serbia (Sovereign)	7.25	9/28/21	1,344
605	Republic of South Africa (Sovereign)	4.67	1/17/24	599
675	Republic of South Africa (Sovereign)	5.88	9/16/25	726
664	Republic of South Africa (Sovereign)	6.88	5/27/19	764
827	Republic of Sri Lanka - Registered (Sovereign)	5.88	7/25/22	831
250	Republic of Sri Lanka - Registered (Sovereign)	6.00	1/14/19	262
590	Republic of Turkey (Sovereign)	6.00	1/14/41	580
200	Republic of Turkey (Sovereign)	6.25	9/26/22	215
165	Republic of Turkey (Sovereign)	6.75	4/3/18	182
840	Republic of Turkey (Sovereign)	7.00	6/5/20	944
525	Republic of Turkey (Sovereign)	7.00	9/26/16	576
730	Republic of Turkey (Sovereign)	7.38	2/5/25	837
735	Republic of Turkey (Sovereign)	8.00	2/14/34	891
100	Republic of Venezuela - Registered (Sovereign)	5.75	2/26/16	87
665	Republic of Venezuela - Registered (Sovereign)	11.75	10/21/26	567
700	Republic of Venezuela - Registered (Sovereign)	11.95	8/5/31	594
465	Republic of Venezuela - Registered (Sovereign)	12.75	8/23/22	428
200	Republic of Zambia - Registered (Sovereign)	5.38	9/20/22	171
400	Romania - Registered (Sovereign)	6.13	1/22/44	422
1,000	Romania - Registered (Sovereign)	6.75	2/7/22	1,165
1,672	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	5.25	11/15/22	1,714
1,582	Russia Foreign Bond - Registered (Sovereign) (c)	7.50	3/31/30	1,798
400	Russian Federation (Sovereign)	3.25	4/4/17	407
300	Russian Federation - Registered (Sovereign)	3.63	4/29/15	306
400	Russian Federation - Registered (Sovereign)	4.88	9/16/23	395
400	Russian Federation - Registered (Sovereign)	5.63	4/4/42	387
2,260	Seagate HDD Cayman (Technology Hardware, Storage & Peripherals), Callable 5/1/15 @ 103.44	6.88	5/1/20	2,455
1,597	Sensata Technologies BV (Semiconductors & Semiconductor Equipment) (a)	4.88	10/15/23	1,569
650	Sinochem Hong Kong Group Co. Ltd. (Chemicals) (a)	4.50	11/12/20	671
600	Sinopec Group Overseas Development (2012) Ltd. - Registered (Oil, Gas & Consumable Fuels)	2.75	5/17/17	616
425	Sinopec Group Overseas Development (2012) Ltd. - Registered (Oil, Gas & Consumable Fuels)	4.88	5/17/42	415
195	Sinopec Group Overseas Development (2013) Ltd. - Registered (Oil, Gas & Consumable Fuels)	4.38	10/17/23	196
430	Slovak Republic - Registered (Sovereign)	4.38	5/21/22	456
375	Socialist Republic of Vietnam (Sovereign)	6.75	1/29/20	419
4,011	SoftBank Corp. (Wireless Telecommunication Services) (a)	4.50	4/15/20	3,991
5,481	Stackpole International Intermediate Co. SA (Auto Components), Callable 10/15/16 @ 105.81 (a)	7.75	10/15/21	5,872
400	State Grid Overseas Investment (2013) Ltd. - Registered (Electric Utilities)	3.13	5/22/23	376
490	State Oil Co. of the Azerbaijan Republic, Series E (Oil, Gas & Consumable Fuels)	4.75	3/13/23	467
250	State Savings Bank of Ukraine - Registered (Diversified Financial Services)	8.88	3/20/18	210

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$2,038	Stena AB (Marine) (a)	7.00	2/1/24	$2,074
2,836	Telecom Italia Capital (Diversified Telecommunication Services)	7.00	6/4/18	3,215
178	Tembec Industries, Inc. (Paper & Forest Products), Callable 12/15/14 @ 105.63	11.25	12/15/18	194
804	The Nielsen Co. (Luxembourg) Sarl (Professional Services), Callable 10/1/16 @ 104.13 (a)	5.50	10/1/21	839
200	Transnet SOC Ltd. - Registered (Road & Rail)	4.00	7/26/22	184
3,751	Tullow Oil PLC (Oil, Gas & Consumable Fuels), Callable 11/1/16 @ 103.00 (a)	6.00	11/1/20	3,807
200	Ukraine Government - Registered (Sovereign)	6.25	6/17/16	189
441	Ukraine Government - Registered (Sovereign)	7.75	9/23/20	412
715	Ukraine Government - Registered (Sovereign)	7.80	11/28/22	662
1,050	Ukraine Government - Registered (Sovereign)	9.25	7/24/17	1,030
255	Ukreximbank (Biz Finance PLC) - Registered (Sovereign)	8.38	4/27/15	227
976	United Mexican States (Sovereign)	3.63	3/15/22	976
450	United Mexican States, MTN (Sovereign)	4.75	3/8/44	428
290	United Mexican States (Sovereign)	5.63	1/15/17	323
132	United Mexican States (Sovereign)	6.05	1/11/40	150
425	United Mexican States (Sovereign)	6.75	9/27/34	519
200	United Republic of Tanzania - Registered (Sovereign)	6.33	3/9/20	212
4,652	UPCB Finance V Ltd. (Diversified Telecommunication Services), Callable 11/15/16 @ 103.63 (a)	7.25	11/15/21	5,129
1,037	UPCB Finance VI Ltd. (Diversified Telecommunication Services), Callable 1/15/17 @ 103.44 (a)	6.88	1/15/22	1,130
2,081	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals), Callable 12/1/16 @ 102.81 (a)	5.63	12/1/21	2,185
1,261	Videotron Ltee (Media)	5.00	7/15/22	1,264
475	Vnesheconombank (VEB) - Registered (Diversified Financial Services)	6.80	11/22/25	470
5,520	VPII Escrow Corp. (Pharmaceuticals), Callable 8/15/15 @ 105.06 (a)	6.75	8/15/18	6,071
1,055	VPII Escrow Corp. (Pharmaceuticals), Callable 7/15/16 @ 105.63 (a)	7.50	7/15/21	1,187
881	Wind Acquisition Finance SA (Diversified Telecommunication Services), Callable 11/15/14 @ 103.63 (a)	7.25	2/15/18	927
2,503	Wind Acquisition Finance SA (Diversified Telecommunication Services), Callable 11/15/14 @ 103.63 (a)	7.25	2/15/18	2,641
	Total Yankee Dollars			235,972

	Preferred Stock — 0.16%
55,515	GMAC Capital Trust I (Consumer Finance) Callable 2/15/16 @ 25.00			1,516
	Total Preferred Stock			1,516

	Time Deposit — 0.52%
$4,951	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	4/1/14	4,951
	Total Time Deposit			4,951

	Mutual Fund — 0.02%
224	SSgA Treasury Money Market Fund (d)	0.00		224
	Total Mutual Fund			224

	Total Investments (cost $900,384) — 98.94%			933,470
	Other assets in excess of liabilities — 1.06%			10,021
	Net Assets — 100.00%			$943,491

(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	A perpetual bond is one with no maturity date that pays a fixed interest rate forever.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at March 31, 2014.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (concluded) — March 31, 2014 (Unaudited)

(d)	The rate disclosed is the rate in effect on March 31, 2014.

MTN—Medium Term Note

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Fixed Income Opportunity Portfolio	Fort Washington Investment Advisors, Inc.	Mellon Capital Management Corporation	Total

Corporate Bonds	73.18%	0.05%	73.23%
Yankee Dollars	15.59%	9.42%	25.01%
Preferred Stock	0.16%	0.00%	0.16%
Time Deposit	0.52%	0.00%	0.52%
Mutual Fund	0.00%	0.02%	0.02%
Other Assets (Liabilities)	0.93%	0.13%	1.06%
Total Net Assets	90.38%	9.62%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities — 9.02%
$380	Fannie Mae	0.50	7/2/15	$381
320	Fannie Mae, Callable 4/29/14 @ 100.00	0.50	4/29/16	319
150	Fannie Mae, Callable 4/29/14 @ 100.00	0.55	4/29/16	150
415	Fannie Mae, Callable 4/18/14 @ 100.00	0.57	4/18/16	415
800	Fannie Mae	0.88	8/28/17	791
350	Fannie Mae	0.88	12/20/17	344
750	Fannie Mae	0.88	2/8/18	734
385	Fannie Mae	0.88	10/26/17	380
450	Fannie Mae, Callable 5/23/14 @ 100.00	0.95	8/23/17	446
300	Fannie Mae, Series 0001, Callable 4/30/14 @ 100.00	1.00	4/30/18	292
50	Fannie Mae, Callable 5/15/14 @ 100.00	1.00	2/15/18	49
300	Fannie Mae, Callable 6/28/14 @ 100.00	1.00	12/28/17	295
250	Fannie Mae, Callable 6/27/14 @ 100.00	1.07	9/27/17	248
75	Fannie Mae, Callable 6/28/14 @ 100.00	1.13	3/28/18	74
250	Fannie Mae, Callable 5/28/14 @ 100.00	1.15	2/28/18	247
350	Fannie Mae	1.25	9/28/16	355
150	Fannie Mae, Callable 4/29/14 @ 100.00	1.55	10/29/19	146
400	Fannie Mae	1.63	10/26/15	408
100	Fannie Mae	1.88	9/18/18	101
100	Fannie Mae, Callable 5/22/14 @ 100.00	2.50	2/22/23	96
300	Fannie Mae	5.00	3/15/16	327
610	Fannie Mae	5.00	2/13/17	681
400	Fannie Mae	5.25	9/15/16	445
400	Fannie Mae	5.38	6/12/17	453
30	Fannie Mae, Callable 11/13/14 @ 100.00	5.38	11/13/28	31
180	Fannie Mae (a)	5.49	10/9/19	155
150	Fannie Mae, Callable 4/18/16 @ 100.00	6.00	4/18/36	164
85	Fannie Mae	6.21	8/6/38	115
95	Fannie Mae	6.25	5/15/29	125
160	Fannie Mae	6.63	11/15/30	220
30	Fannie Mae	7.25	5/15/30	43
150	Federal Farm Credit Bank, Callable 4/18/14 @ 100.00	0.54	11/7/16	149
85	Federal Farm Credit Bank, Callable 4/18/14 @ 100.00	0.73	8/15/16	85
300	Federal Farm Credit Bank	4.88	12/16/15	323
250	Federal Farm Credit Bank	5.13	8/25/16	277
600	Federal Home Loan Bank	0.50	11/20/15	601
350	Federal Home Loan Bank	0.50	6/12/15	351
500	Federal Home Loan Bank, Series 1	1.00	6/21/17	499
170	Federal Home Loan Bank, Callable 4/28/14 @ 100.00	1.25	2/28/18	168
400	Federal Home Loan Bank	4.75	12/16/16	442
750	Federal Home Loan Bank, Series 1069	5.00	11/17/17	851
580	Federal Home Loan Bank	5.25	12/11/20	681
500	Federal Home Loan Bank, Series 656	5.38	5/18/16	552
65	Federal Home Loan Bank	5.50	7/15/36	79
200	Freddie Mac	0.42	9/18/15	200
100	Freddie Mac	0.50	8/28/15	100
75	Freddie Mac, Callable 1/28/15 @ 100.00	0.50	1/28/16	75
100	Freddie Mac, Callable 6/20/14 @ 100.00	0.57	6/20/16	100
150	Freddie Mac, Callable 4/5/14 @ 100.00	0.75	10/5/16	150
500	Freddie Mac	1.00	3/8/17	501
245	Freddie Mac, Callable 6/12/14 @ 100.00	1.20	6/12/18	240
500	Freddie Mac	1.25	10/2/19	479
400	Freddie Mac	1.25	8/1/19	385
250	Freddie Mac, Callable 8/22/14 @ 100.00	1.40	8/22/19	240
700	Freddie Mac	1.75	9/10/15	715
300	Freddie Mac	2.00	8/25/16	310
750	Freddie Mac	2.38	1/13/22	735
100	Freddie Mac, Callable 4/17/14 @ 100.00	2.50	4/17/23	95
400	Freddie Mac	3.75	3/27/19	436
800	Freddie Mac	4.75	1/19/16	862
1,040	Freddie Mac	5.25	4/18/16	1,139
250	Freddie Mac	6.25	7/15/32	334
80	Freddie Mac	6.75	3/15/31	111

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$290	Tennessee Valley Authority	4.70	7/15/33	$309
135	Tennessee Valley Authority	5.25	9/15/39	153
190	Tennessee Valley Authority	6.15	1/15/38	240
	Total U.S. Government Agency Securities			21,997

	Corporate Bond — 0.11%
250	Private Export Funding Corp. (Diversified Financial Services)	4.38	3/15/19	278
	Total Corporate Bond			278

	U.S. Treasury Obligations — 85.23%
1,062	U.S. Treasury Bond	2.75	8/15/42	907
1,271	U.S. Treasury Bond	2.75	11/15/42	1,083
1,446	U.S. Treasury Bond	2.88	5/15/43	1,262
1,039	U.S. Treasury Bond	3.00	5/15/42	937
1,147	U.S. Treasury Bond	3.13	2/15/43	1,056
1,731	U.S. Treasury Bond	3.13	2/15/42	1,602
1,046	U.S. Treasury Bond	3.13	11/15/41	970
500	U.S. Treasury Bond	3.63	8/15/43	506
750	U.S. Treasury Bond	3.63	2/15/44	759
1,240	U.S. Treasury Bond	3.75	8/15/41	1,292
1,245	U.S. Treasury Bond	3.75	11/15/43	1,289
935	U.S. Treasury Bond	3.88	8/15/40	997
690	U.S. Treasury Bond	4.25	11/15/40	782
146	U.S. Treasury Bond	4.38	5/15/41	169
982	U.S. Treasury Bond	4.38	11/15/39	1,134
485	U.S. Treasury Bond	4.38	2/15/38	559
63	U.S. Treasury Bond	4.38	5/15/40	73
800	U.S. Treasury Bond	4.50	8/15/39	941
500	U.S. Treasury Bond	4.50	2/15/36	587
973	U.S. Treasury Bond	4.63	2/15/40	1,167
775	U.S. Treasury Bond	4.75	2/15/41	948
232	U.S. Treasury Bond	5.25	11/15/28	290
620	U.S. Treasury Bond	5.25	2/15/29	776
359	U.S. Treasury Bond	5.38	2/15/31	459
313	U.S. Treasury Bond	5.50	8/15/28	400
310	U.S. Treasury Bond	6.00	2/15/26	408
635	U.S. Treasury Bond	6.13	11/15/27	855
122	U.S. Treasury Bond	6.25	8/15/23	159
135	U.S. Treasury Bond	6.25	5/15/30	187
618	U.S. Treasury Bond	6.50	11/15/26	851
474	U.S. Treasury Bond	7.13	2/15/23	647
7	U.S. Treasury Bond	7.88	2/15/21	10
110	U.S. Treasury Bond	8.13	8/15/21	154
1,000	U.S. Treasury Bond	8.13	8/15/19	1,325
1,180	U.S. Treasury Note	0.25	10/31/15	1,180
1,000	U.S. Treasury Note	0.25	5/31/15	1,001
1,315	U.S. Treasury Note	0.25	8/15/15	1,316
1,355	U.S. Treasury Note	0.25	4/15/16	1,349
1,351	U.S. Treasury Note	0.25	7/31/15	1,352
1,825	U.S. Treasury Note	0.25	12/15/15	1,823
2,014	U.S. Treasury Note	0.25	12/31/15	2,011
1,901	U.S. Treasury Note	0.25	10/15/15	1,901
1,830	U.S. Treasury Note	0.25	5/15/16	1,820
1,760	U.S. Treasury Note	0.25	5/15/15	1,762
1,601	U.S. Treasury Note	0.25	9/15/15	1,602
1,465	U.S. Treasury Note	0.25	7/15/15	1,466
1,070	U.S. Treasury Note	0.25	9/30/15	1,070
1,330	U.S. Treasury Note	0.38	8/31/15	1,333
1,914	U.S. Treasury Note	0.38	3/15/16	1,913
2,047	U.S. Treasury Note	0.38	6/15/15	2,052
1,171	U.S. Treasury Note	0.38	2/15/16	1,171
1,899	U.S. Treasury Note	0.38	1/15/16	1,900
1,114	U.S. Treasury Note	0.38	3/31/16	1,113
1,898	U.S. Treasury Note	0.38	11/15/15	1,901

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,827	U.S. Treasury Note	0.50	6/15/16	$1,826
1,450	U.S. Treasury Note	0.63	5/31/17	1,433
1,750	U.S. Treasury Note	0.63	11/15/16	1,745
800	U.S. Treasury Note	0.63	4/30/18	775
2,000	U.S. Treasury Note	0.63	8/15/16	2,001
688	U.S. Treasury Note	0.63	10/15/16	687
2,000	U.S. Treasury Note	0.63	7/15/16	2,003
1,120	U.S. Treasury Note	0.63	12/15/16	1,116
2,200	U.S. Treasury Note	0.63	11/30/17	2,151
650	U.S. Treasury Note	0.63	9/30/17	638
1,813	U.S. Treasury Note	0.75	3/31/18	1,768
1,000	U.S. Treasury Note	0.75	10/31/17	984
1,046	U.S. Treasury Note	0.75	3/15/17	1,042
1,526	U.S. Treasury Note	0.75	12/31/17	1,496
1,850	U.S. Treasury Note	0.75	2/28/18	1,807
1,255	U.S. Treasury Note	0.88	2/28/17	1,255
1,799	U.S. Treasury Note	0.88	1/31/18	1,770
1,692	U.S. Treasury Note	0.88	4/30/17	1,688
1,781	U.S. Treasury Note	0.88	9/15/16	1,791
1,522	U.S. Treasury Note	0.88	11/30/16	1,527
50	U.S. Treasury Note	0.88	12/31/16	50
1,927	U.S. Treasury Note	1.00	9/30/16	1,943
1,400	U.S. Treasury Note	1.00	5/31/18	1,374
806	U.S. Treasury Note	1.00	9/30/19	767
2,000	U.S. Treasury Note	1.00	10/31/16	2,015
2,100	U.S. Treasury Note	1.00	3/31/17	2,105
1,055	U.S. Treasury Note	1.13	4/30/20	997
1,000	U.S. Treasury Note	1.13	3/31/20	947
1,555	U.S. Treasury Note	1.25	1/31/19	1,523
1,000	U.S. Treasury Note	1.25	2/29/20	956
450	U.S. Treasury Note	1.25	11/30/18	442
1,606	U.S. Treasury Note	1.25	9/30/15	1,630
1,295	U.S. Treasury Note	1.25	10/31/18	1,274
1,637	U.S. Treasury Note	1.25	8/31/15	1,661
2,028	U.S. Treasury Note	1.25	10/31/15	2,059
85	U.S. Treasury Note	1.38	11/30/18	84
1,857	U.S. Treasury Note	1.38	6/30/18	1,848
893	U.S. Treasury Note	1.38	12/31/18	882
1,000	U.S. Treasury Note	1.38	9/30/18	991
1,523	U.S. Treasury Note	1.38	11/30/15	1,550
2,000	U.S. Treasury Note	1.38	7/31/18	1,988
2,250	U.S. Treasury Note	1.38	5/31/20	2,155
368	U.S. Treasury Note	1.38	2/28/19	362
526	U.S. Treasury Note	1.50	2/28/19	521
2,023	U.S. Treasury Note	1.50	1/31/19	2,005
1,414	U.S. Treasury Note	1.50	7/31/16	1,444
700	U.S. Treasury Note	1.50	8/31/18	699
840	U.S. Treasury Note	1.50	12/31/18	834
820	U.S. Treasury Note	1.50	3/31/19	811
750	U.S. Treasury Note	1.50	6/30/16	766
1,257	U.S. Treasury Note	1.63	11/15/22	1,163
1,220	U.S. Treasury Note	1.63	3/31/19	1,214
1,250	U.S. Treasury Note	1.63	8/15/22	1,162
711	U.S. Treasury Note	1.75	5/31/16	730
1,683	U.S. Treasury Note	1.75	7/31/15	1,718
1,600	U.S. Treasury Note	1.75	10/31/20	1,554
640	U.S. Treasury Note	1.75	10/31/18	644
2,398	U.S. Treasury Note	1.75	5/15/23	2,222
166	U.S. Treasury Note	1.88	9/30/17	170
1,200	U.S. Treasury Note	1.88	10/31/17	1,229
1,500	U.S. Treasury Note	2.00	11/15/21	1,455
2,938	U.S. Treasury Note	2.00	2/15/23	2,795
766	U.S. Treasury Note	2.00	2/28/21	751

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,000	U.S. Treasury Note	2.00	7/31/20	$992
1,070	U.S. Treasury Note	2.00	9/30/20	1,057
1,823	U.S. Treasury Note	2.00	1/31/16	1,877
866	U.S. Treasury Note	2.00	4/30/16	893
843	U.S. Treasury Note	2.00	2/15/22	815
1,135	U.S. Treasury Note	2.13	8/31/20	1,132
491	U.S. Treasury Note	2.13	12/31/15	506
2,265	U.S. Treasury Note	2.13	5/31/15	2,316
2,147	U.S. Treasury Note	2.13	8/15/21	2,110
1,074	U.S. Treasury Note	2.25	11/30/17	1,113
1,010	U.S. Treasury Note	2.25	3/31/21	1,006
1,085	U.S. Treasury Note	2.38	12/31/20	1,093
1,445	U.S. Treasury Note	2.38	3/31/16	1,501
1,295	U.S. Treasury Note	2.38	7/31/17	1,350
2,090	U.S. Treasury Note	2.50	4/30/15	2,143
750	U.S. Treasury Note	2.50	6/30/17	785
2,540	U.S. Treasury Note	2.50	8/15/23	2,504
1,993	U.S. Treasury Note	2.63	11/15/20	2,044
465	U.S. Treasury Note	2.63	2/29/16	485
2,447	U.S. Treasury Note	2.63	8/15/20	2,516
592	U.S. Treasury Note	2.63	4/30/16	618
906	U.S. Treasury Note	2.63	1/31/18	951
1,010	U.S. Treasury Note	2.75	2/15/24	1,012
1,662	U.S. Treasury Note	2.75	11/15/23	1,670
1,029	U.S. Treasury Note	2.75	2/15/19	1,080
1,250	U.S. Treasury Note	2.75	5/31/17	1,318
765	U.S. Treasury Note	2.75	12/31/17	807
200	U.S. Treasury Note	2.88	3/31/18	212
265	U.S. Treasury Note	3.00	9/30/16	280
2,367	U.S. Treasury Note	3.00	8/31/16	2,502
1,430	U.S. Treasury Note	3.13	5/15/19	1,525
2,135	U.S. Treasury Note	3.13	1/31/17	2,272
1,382	U.S. Treasury Note	3.13	4/30/17	1,473
2,110	U.S. Treasury Note	3.13	5/15/21	2,222
349	U.S. Treasury Note	3.25	7/31/16	371
827	U.S. Treasury Note	3.25	3/31/17	884
1,780	U.S. Treasury Note	3.25	6/30/16	1,888
2,202	U.S. Treasury Note	3.25	12/31/16	2,349
1,382	U.S. Treasury Note	3.38	11/15/19	1,490
1,149	U.S. Treasury Note	3.50	2/15/18	1,244
1,191	U.S. Treasury Note	3.50	5/15/20	1,290
1,752	U.S. Treasury Note	3.63	2/15/21	1,906
2,540	U.S. Treasury Note	3.63	2/15/20	2,773
1,229	U.S. Treasury Note	3.63	8/15/19	1,342
1,000	U.S. Treasury Note	3.75	11/15/18	1,096
1,165	U.S. Treasury Note	3.88	5/15/18	1,281
548	U.S. Treasury Note	4.13	5/15/15	572
1,625	U.S. Treasury Note	4.25	8/15/15	1,715
648	U.S. Treasury Note	4.50	5/15/17	718
1,032	U.S. Treasury Note	4.50	11/15/15	1,102
	Total U.S. Treasury Obligations			207,771

	Time Deposit — 0.28%
678	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	4/1/14	678
	Total Time Deposit			678

	Mutual Fund — 5.13%
12,500	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (b)	0.00		12,500
	Total Mutual Fund			12,500

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — March 31, 2014 (Unaudited)

Value (000)
Total Investments (cost $243,354) — 99.77%	$243,224
Other assets in excess of liabilities — 0.23%	554
Net Assets — 100.00%	$243,778

(a)	Rate disclosed represents effective yield at purchase.
(b)	The rate disclosed is the rate in effect on March 31, 2014.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 80.35%
$1,348	3M Co. (Industrial Conglomerates)	1.38	9/29/16	$1,373
3,914	Agilent Technologies, Inc. (Life Sciences Tools & Services), Callable 4/15/23 @ 100.00	3.88	7/15/23	3,869
4,274	American Airlines, Series 2013-2, Class A (Airlines) (a)	4.95	1/15/23	4,584
1,900	American Express Credit, MTN (Consumer Finance)	1.75	6/12/15	1,926
3,444	American International Group, MTN (Insurance)	5.85	1/16/18	3,936
2,627	American Tower Corp. (Real Estate Investment Trusts)	3.50	1/31/23	2,484
3,376	American Tower Corp. (Real Estate Investment Trusts)	5.00	2/15/24	3,516
699	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3.00	4/15/16	726
2,933	Arch Capital Group (U.S.), Inc. (Insurance)	5.14	11/1/43	3,089
4,051	AT&T, Inc. (Diversified Telecommunication Services)	2.38	11/27/18	4,071
3,345	Bank of America Corp. (Banks)	2.60	1/15/19	3,358
2,737	Bank of America NA (Banks)	1.25	2/14/17	2,726
1,667	Barrick NA Finance LLC (Metals & Mining)	5.75	5/1/43	1,624
5,433	Berkshire Hathaway, Inc. (Diversified Financial Services)	3.20	2/11/15	5,567
3,299	CC Holdings GS V LLC (Communications Equipment)	3.85	4/15/23	3,210
2,207	Cisco Systems, Inc. (Communications Equipment)	2.13	3/1/19	2,197
1,850	Cisco Systems, Inc. (Communications Equipment)	5.50	2/22/16	2,020
4,899	Citigroup, Inc. (Banks)	2.50	9/26/18	4,925
2,970	Citigroup, Inc. (Banks)	5.50	9/13/25	3,164
1,525	Citigroup, Inc. (Banks)	6.68	9/13/43	1,786
1,541	Comcast Corp. (Media)	4.65	7/15/42	1,537
2,181	DCP Midstream Operating LP (Oil, Gas & Consumable Fuels), Callable 10/1/43 @ 100.00	5.60	4/1/44	2,277
1,847	Delphi Corp. (Auto Components), Callable 12/15/23 @ 100.00	4.15	3/15/24	1,845
3,169	Digital Realty Trust LP (Real Estate Investment Trusts)	5.88	2/1/20	3,470
883	Dominion Resources, Inc. (Multi-Utilities)	1.95	8/15/16	900
1,565	eBay, Inc. (Internet Software & Services), Callable 1/15/42 @ 100.00	4.00	7/15/42	1,384
2,242	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	2,236
2,372	ERAC USA Finance Co. (Commercial Services & Supplies) (a)	5.25	10/1/20	2,645
658	ERAC USA Finance Co. (Commercial Services & Supplies) (a)	5.60	5/1/15	691
2,107	ERAC USA Finance LLC (Commercial Services & Supplies) (a)	2.80	11/1/18	2,143
1,932	Exelon Generation Co. LLC (Independent Power and Renewable Electricity Producers)	6.20	10/1/17	2,183
2,843	Express Scripts Holding Co. (Health Care Providers & Services)	2.65	2/15/17	2,940
3,302	Fifth Third Bank, Series BKNT (Banks), Callable 1/28/18 @ 100.00	1.45	2/28/18	3,246
3,444	Ford Motor Credit Co. LLC (Diversified Financial Services)	5.00	5/15/18	3,801
6,285	General Electric Capital Corp., Series G, MTN (Diversified Financial Services)	3.10	1/9/23	6,150
1,360	General Electric Co. (Industrial Conglomerates)	4.13	10/9/42	1,307
1,111	General Electric Co. (Industrial Conglomerates)	5.25	12/6/17	1,259
5,042	Goldman Sachs Group, Inc. (Capital Markets)	2.90	7/19/18	5,143
1,308	Intel Corp. (Semiconductors & Semiconductor Equipment)	1.95	10/1/16	1,344
3,514	Intel Corp. (Semiconductors & Semiconductor Equipment)	4.25	12/15/42	3,331
1,159	Intel Corp. (Semiconductors & Semiconductor Equipment)	4.80	10/1/41	1,198
2,595	JPMorgan Chase & Co. (Banks)	1.63	5/15/18	2,548
3,791	JPMorgan Chase & Co. (Banks)	3.88	2/1/24	3,825
1,679	KeyBank NA, Series BKNT (Banks)	1.65	2/1/18	1,667
4,554	Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 2/15/42 @ 100.00	5.00	8/15/42	4,318
3,998	Lazard Group LLC (Diversified Financial Services)	4.25	11/14/20	4,142
1,522	MassMutual Global Funding LLC (Diversified Financial Services) (a)	2.00	4/5/17	1,553
1,074	MidAmerican Energy Holdings Co. (Multi-Utilities)	6.13	4/1/36	1,284
4,511	Morgan Stanley (Capital Markets)	2.50	1/24/19	4,498
3,883	Morgan Stanley (Capital Markets)	5.00	11/24/25	3,995
2,394	Newmont Mining Corp. (Metals & Mining)	6.25	10/1/39	2,318
1,148	Pacific Gas & Electric Co. (Electric Utilities), Callable 5/15/43 @ 100.00	5.13	11/15/43	1,222
347	PNC Funding Corp. (Banks), Callable 2/6/22 @ 100.00	3.30	3/8/22	349
1,238	Reinsurance Group of America, Inc. (Insurance)	4.70	9/15/23	1,310
2,300	Sabmiller Holdings, Inc. (Beverages) (a)	2.45	1/15/17	2,365
2,112	Teva Pharmaceutical Finance Co. LLC (Pharmaceuticals)	6.15	2/1/36	2,400
2,610	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 8/1/43 @ 100.00	5.30	2/1/44	2,813
1,604	Time Warner, Inc. (Media)	4.90	6/15/42	1,610

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — March 31, 2014 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$3,222	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.20	6/17/15	$3,326
3,380	U.S. Bank NA, Series BKNT (Banks), Callable 12/30/16 @ 100.00	1.10	1/30/17	3,386
2,471	United Airlines Pass Through Trust, Series 2014-1, Class A (Airlines)	4.00	10/11/27	2,483
1,377	UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 9/15/42 @ 100.00	4.25	3/15/43	1,312
6,841	Verizon Communications, Inc. (Diversified Telecommunication Services)	6.55	9/15/43	8,325
3,250	Wal-Mart Stores, Inc. (Food & Staples Retailing)	1.95	12/15/18	3,254
1,796	Wells Fargo & Co. (Banks)	1.25	2/13/15	1,810
2,174	Wells Fargo & Co. (Banks)	5.38	11/2/43	2,290
	Total Corporate Bonds			179,584

	Yankee Dollars — 14.48%
1,188	Allied World Assurance Co. Ltd. (Insurance)	5.50	11/15/20	1,321
1,464	AXIS Specialty Finance PLC (Insurance)	5.15	4/1/45	1,474
1,741	Barrick (PD) Australia Finance Pty Ltd. (Metals & Mining)	5.95	10/15/39	1,728
1,507	Barrick International (Barbados) Corp. (Metals & Mining) (a)	6.35	10/15/36	1,479
1,986	BP Capital Markets PLC (Oil, Gas & Consumable Fuels)	2.25	11/1/16	2,049
2,359	Ensco PLC (Energy Equipment & Services)	4.70	3/15/21	2,535
1,826	Fairfax Financial Holdings Ltd. (Insurance) (a)	5.80	5/15/21	1,927
2,537	Japan Tobacco, Inc. (Tobacco) (a)	2.10	7/23/18	2,536
1,351	Lloyds Banking Group PLC (Banks)	2.30	11/27/18	1,350
1,650	Nomura Holdings, Inc., Series G, MTN (Capital Markets)	2.75	3/19/19	1,640
2,292	TSMC Global Ltd. (Semiconductors & Semiconductor Equipment) (a)	1.63	4/3/18	2,222
1,858	Volkswagen International Finance N.V. (Automobiles) (a)	2.38	3/22/17	1,911
614	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services)	5.13	9/15/20	668
1,618	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services), Callable 10/17/41 @ 100.00	5.95	4/15/42	1,743
2,363	Weatherford International Ltd. (Energy Equipment & Services)	6.50	8/1/36	2,650
1,977	Wesfarmers Ltd. (Food & Staples Retailing) (a)	1.87	3/20/18	1,938
2,980	Woodside Finance Ltd. (Oil, Gas & Consumable Fuels), Callable 2/10/21 @ 100.00 (a)	4.60	5/10/21	3,189
	Total Yankee Dollars			32,360

	Time Deposit — 0.45%
1,000	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	4/1/14	1,000
	Total Time Deposit			1,000

	Mutual Fund — 4.56%
10,195	SSgA U.S. Government Money Market Fund (b)	0.00		10,195
	Total Mutual Fund			10,195

	Total Investments (cost $219,709) — 99.84%			223,139
	Other assets in excess of liabilities — 0.16%			368
	Net Assets — 100.00%			$223,507

(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	The rate disclosed is the rate in effect on March 31, 2014.

MTN—Medium Term Note

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 1.27%
$350	Ally Auto Receivables Trust, Series 2012-4, Class A3	0.59	1/17/17	$350
100	American Express Credit Account Master Trust, Series 2012-5, Class A	0.59	5/15/18	100
100	AmeriCredit Automobile Receivables Trust, Series 2013-5, Class A3	0.90	9/8/18	100
600	Capital One Multi-Asset Execution Trust, Series 2006-A3, Class A3	5.05	12/17/18	650
100	CarMax Auto Owner Trust, Series 2012-2, Class A4	1.16	12/15/17	101
550	Citibank Credit Card Issuance Trust, Series 2005-A5, Class A5	4.55	6/20/17	578
225	Ford Credit Auto Owner Trust, Series 2013-C, Class A4	1.25	10/15/18	226
350	Honda Auto Receivables Owner Trust, Series 2012-3, Class A4	0.74	10/15/18	351
100	Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A3	0.59	2/15/16	100
210	Nissan Auto Lease Trust, Series 2013-A, Class A4	0.74	10/15/18	210
350	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A4	1.00	7/16/18	352
	Total Asset Backed Securities			3,118

	Collateralized Mortgage Obligations — 5.83%
370	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PW10, Class A4	5.41	12/11/40	388
900	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class AM	5.35	1/15/46	963
500	Commercial Mortgage Trust, Series 2012-CR1, Class A2	2.35	5/15/45	511
500	Commercial Mortgage Trust, Series 2013-CR8, Class A5	3.61	6/10/46	503
100	Commercial Mortgage Trust, Series 2013-CR11, Class B	5.16	10/10/46	107
778	CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A4	5.23	10/15/15	818
360	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM	5.28	4/10/37	381
391	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4	5.82	7/10/38	425
300	GS Mortgage Securities Trust, Series 2013-GC14, Class A5	4.24	8/10/46	316
200	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A5	4.13	11/15/45	208
1,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83	10/15/45	959
972	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A4	5.04	3/15/46	992
115	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM	5.38	10/15/16	125
466	Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	5.74	8/12/43	506
622	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3	5.84	11/12/16	638
250	Morgan Stanley BAML Trust, Series 2013-C11, Class A2	3.09	8/15/46	259
1,545	Morgan Stanley Capital I, Series 2007-HQ11, Class A4	5.45	2/12/44	1,699
1,290	Morgan Stanley Capital I, Series 2007-IQ15, Class A4	5.91	7/11/17	1,438
866	Morgan Stanley Capital I Trust, Series 2006-HQ9, Class A4	5.73	7/12/44	940
250	UBS Commercial Mortgage Trust, Series 2012-C1, Class AAB	3.00	5/10/45	254
1,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	6.01	6/15/45	1,091
500	WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2	2.03	3/15/45	503
300	WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class ASB	2.98	6/15/46	299
	Total Collateralized Mortgage Obligations			14,323

	U.S. Government Agency Mortgages — 94.95%
95	Fannie Mae, Pool #MA1270	2.50	11/1/32	93
922	Fannie Mae, Pool #MA1277	2.50	12/1/27	925
375	Fannie Mae, Pool #AU5334	2.50	11/1/28	375
987	Fannie Mae, Pool #MA1210	2.50	9/1/49	989
299	Fannie Mae, Pool #AB7391	2.50	12/1/42	276
96	Fannie Mae, Pool #MA1511	2.50	7/1/33	93
296	Fannie Mae, Pool #AS0513	2.50	8/1/43	274
818	Fannie Mae, Pool #AP4742	2.50	8/1/27	820
766	Fannie Mae, Pool #A03019	2.50	5/1/27	768
480	Fannie Mae, Pool #AU2619	2.50	8/1/28	480
389	Fannie Mae, Pool #AU4798	2.50	9/1/28	389
212	Fannie Mae, Pool #AU6387	2.50	11/1/28	212
97	Fannie Mae, Pool #AL4360	2.74	11/1/43	99
1,130	Fannie Mae, Pool #AJ1300	2.91	10/1/41	1,190
579	Fannie Mae, Pool #AB8897	3.00	4/1/43	559
999	Fannie Mae, Pool #AP2465	3.00	8/1/42	966
387	Fannie Mae, Pool #MA1527	3.00	8/1/33	386
1,243	Fannie Mae, Pool #AK3302	3.00	3/1/27	1,279
480	Fannie Mae, Pool #AK8522	3.00	3/1/27	494
824	Fannie Mae, Pool #AK0006	3.00	1/1/27	847
186	Fannie Mae, Pool #MA1338	3.00	2/1/33	187
922	Fannie Mae, Pool #MA1307	3.00	1/1/33	920
178	Fannie Mae, Pool #AU7890	3.00	9/1/28	183
282	Fannie Mae, Pool #MA1401	3.00	4/1/33	281

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$643	Fannie Mae, Pool #AB4483	3.00	2/1/27	$661
2,134	Fannie Mae, Pool #AB7099	3.00	11/1/42	2,062
1,176	Fannie Mae, Pool #AU3735	3.00	8/1/43	1,137
493	Fannie Mae, Pool #AS0302	3.00	8/1/43	476
1,304	Fannie Mae, Pool #AO0752	3.00	4/1/42	1,260
596	Fannie Mae, Pool #AT7311	3.00	7/1/43	576
70	Fannie Mae, Pool #AR7426	3.00	7/1/43	67
96	Fannie Mae, Pool #AT1575	3.00	5/1/43	93
584	Fannie Mae, Pool #AT2127	3.00	4/1/43	565
496	Fannie Mae, Pool #AS1527	3.00	1/1/29	510
583	Fannie Mae, Pool #AT0682	3.00	4/1/43	564
593	Fannie Mae, Pool #AP8746	3.00	10/1/42	573
1,826	Fannie Mae, Pool #AP6493	3.00	9/1/42	1,765
2,056	Fannie Mae, Pool #AP6375	3.00	9/1/42	1,987
2,466	Fannie Mae, Pool #AQ7920	3.00	12/1/42	2,384
489	Fannie Mae, Pool #AT7263	3.00	9/1/43	473
971	Fannie Mae, Pool #AQ0546	3.50	11/1/42	978
94	Fannie Mae, Pool #AP9390	3.50	10/1/42	94
2,353	Fannie Mae, Pool #AB6017	3.50	8/1/42	2,369
68	Fannie Mae, Pool #AJ6181	3.50	12/1/26	72
2,377	Fannie Mae, Pool #AB4689	3.50	3/1/42	2,393
3,623	Fannie Mae, Pool #AK7497	3.50	4/1/42	3,648
2,438	Fannie Mae, Pool #AO2548	3.50	4/1/42	2,454
70	Fannie Mae, Pool #MA1021	3.50	3/1/27	74
2,029	Fannie Mae, Pool #AL1717	3.50	5/1/27	2,129
807	Fannie Mae, Pool #AO3760	3.50	5/1/42	812
194	Fannie Mae, Pool #AK0706	3.50	2/1/27	204
3,162	Fannie Mae, Pool #AO8137	3.50	8/1/42	3,184
681	Fannie Mae, Pool #MA1059	3.50	5/1/32	702
695	Fannie Mae, Pool #MA1107	3.50	7/1/32	716
397	Fannie Mae, Pool #AT3872	4.00	6/1/43	412
1,024	Fannie Mae, Pool #MA0641	4.00	2/1/31	1,081
497	Fannie Mae, Pool #AO2959	4.00	5/1/42	516
197	Fannie Mae, Pool #AB6027	4.00	8/1/42	205
435	Fannie Mae, Pool #MA0493	4.00	8/1/30	459
513	Fannie Mae, Pool #AI6016	4.00	7/1/41	534
3,396	Fannie Mae, Pool #AH6242	4.00	4/1/26	3,599
3,070	Fannie Mae, Pool #190405	4.00	10/1/40	3,191
984	Fannie Mae, Pool #AS0531	4.00	9/1/43	1,025
91	Fannie Mae, Pool #AH3394	4.00	1/1/41	95
1,378	Fannie Mae, Pool #AJ5303	4.00	11/1/41	1,433
812	Fannie Mae, Pool #AH5859	4.00	2/1/41	844
841	Fannie Mae, Pool #AC7328	4.00	12/1/39	874
1,832	Fannie Mae, Pool #AJ7689	4.00	12/1/41	1,905
1,290	Fannie Mae, Pool #AJ7857	4.00	12/1/41	1,341
419	Fannie Mae, Pool #254720	4.50	5/1/18	444
756	Fannie Mae, Pool #MA0481	4.50	8/1/30	811
962	Fannie Mae, Pool #AL4450	4.50	12/1/43	1,027
281	Fannie Mae, Pool #AU5302	4.50	10/1/43	300
90	Fannie Mae, Pool #357316	4.50	12/1/17	95
135	Fannie Mae, Pool #982892	4.50	5/1/23	143
1,333	Fannie Mae, Pool #AH9055	4.50	4/1/41	1,423
1,396	Fannie Mae, Pool #AL1107	4.50	11/1/41	1,490
287	Fannie Mae, Pool #AB1389	4.50	8/1/40	306
5,050	Fannie Mae, Pool #AH7521	4.50	3/1/41	5,390
48	Fannie Mae, Pool #AB0390	4.50	3/1/15	51
610	Fannie Mae, Pool #AB3192	4.50	6/1/41	651
287	Fannie Mae, Pool #AB0388	4.50	4/1/19	304
696	Fannie Mae, Pool #AI4815	4.50	6/1/41	743
517	Fannie Mae, Pool #AA9781	4.50	7/1/24	548
142	Fannie Mae, Pool #AA0860	4.50	1/1/39	152
227	Fannie Mae, Pool #MA0511	4.50	9/1/30	243
2,562	Fannie Mae, Pool #889117	5.00	10/1/35	2,808

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$5	Fannie Mae, Pool #868986	5.00	5/1/21	$6
163	Fannie Mae, Pool #MA0184	5.00	9/1/29	178
2	Fannie Mae, Pool #650196	5.00	11/1/17	2
424	Fannie Mae, Pool #796663	5.00	9/1/19	454
416	Fannie Mae, Pool #725504	5.00	1/1/19	443
3,108	Fannie Mae, Pool #AH5988	5.00	3/1/41	3,401
243	Fannie Mae, Pool #725238	5.00	3/1/34	266
5	Fannie Mae, Pool #A79636	5.50	7/1/38	6
186	Fannie Mae, Pool #976945	5.50	2/1/23	202
191	Fannie Mae, Pool #949500	5.50	9/1/22	207
13	Fannie Mae, Pool #A69671	5.50	12/1/37	14
100	Fannie Mae, Pool #909662	5.50	2/1/22	109
3,861	Fannie Mae, Pool #890221	5.50	12/1/33	4,292
195	Fannie Mae, Pool #545400	5.50	1/1/17	208
77	Fannie Mae, Pool #627241	5.50	9/1/17	82
9	Fannie Mae, Pool #630942	5.50	2/1/17	9
27	Fannie Mae, Pool #625938	5.50	3/1/17	29
116	Fannie Mae, Pool #AL0725	5.50	6/1/24	124
64	Fannie Mae, Pool #545900	5.50	7/1/17	68
1,829	Fannie Mae, Pool #AD0527	5.50	6/1/39	2,016
3,557	Fannie Mae, Pool #725228	6.00	3/1/34	4,000
2,899	Fannie Mae, Pool #959451	6.00	12/1/37	3,225
164	Fannie Mae, Pool #888596	6.50	7/1/37	184
814	Fannie Mae, Pool #AE0442	6.50	1/1/39	913
520	Fannie Mae, Pool #AL0583	6.50	10/1/39	583
698	Fannie Mae, Pool #889984	6.50	10/1/38	783
2,150	Fannie Mae, 15 YR TBA	2.50	4/25/29	2,148
525	Fannie Mae, 15 YR TBA	3.00	4/25/29	539
300	Fannie Mae, 15 YR TBA	3.00	5/25/29	307
300	Fannie Mae, 15 YR TBA	3.50	4/25/29	315
2,175	Fannie Mae, 30 YR TBA	4.00	4/25/44	2,261
1,300	Fannie Mae, 30 YR TBA	4.00	5/25/44	1,347
700	Fannie Mae, 30 YR TBA	5.00	4/25/44	763
489	Freddie Mac, Pool #849138	2.46	10/1/43	497
489	Freddie Mac, Pool #G18470	2.50	6/1/28	489
458	Freddie Mac, Pool #J25016	2.50	8/1/28	458
194	Freddie Mac, Pool #J25585	2.50	9/1/28	195
194	Freddie Mac, Pool #G18485	2.50	10/1/28	194
67	Freddie Mac, Pool #G18472	2.50	7/1/28	67
457	Freddie Mac, Pool #G18459	2.50	3/1/28	457
100	Freddie Mac, Pool #Q20404	2.50	7/1/43	92
472	Freddie Mac, Pool #J18954	2.50	4/1/27	472
570	Freddie Mac, Pool #J23440	2.50	4/1/28	570
313	Freddie Mac, Pool #J22874	2.50	3/1/28	314
2,133	Freddie Mac, Pool #1B7911	2.73	12/1/40	2,238
492	Freddie Mac, Pool #Q20964	3.00	8/1/43	475
500	Freddie Mac, Pool #C04619	3.00	3/1/43	483
286	Freddie Mac, Pool #K90311	3.00	4/1/33	286
329	Freddie Mac, Pool #Q19752	3.00	7/1/43	318
594	Freddie Mac, Pool #Q16222	3.00	3/1/43	573
455	Freddie Mac, Pool #C91581	3.00	11/1/32	456
30	Freddie Mac, Pool #Q18882	3.00	5/1/43	29
840	Freddie Mac, Pool #Q21065	3.00	8/1/43	811
474	Freddie Mac, Pool #C04446	3.00	1/1/43	458
98	Freddie Mac, Pool #Q18599	3.00	6/1/43	95
299	Freddie Mac, Pool #Q20067	3.00	7/1/43	288
2,050	Freddie Mac, Pool #G08537	3.00	7/1/43	1,979
863	Freddie Mac, Pool #G08534	3.00	6/1/43	833
99	Freddie Mac, Pool #G08540	3.00	8/1/43	96
481	Freddie Mac, Pool #G08525	3.00	5/1/43	465
293	Freddie Mac, Pool #C91724	3.00	9/1/33	294
23	Freddie Mac, Pool #Q13086	3.00	11/1/42	22
445	Freddie Mac, Pool #C91403	3.50	3/1/32	458

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$985	Freddie Mac, Pool #G08554	3.50	10/1/43	$991
783	Freddie Mac, Pool #C91456	3.50	6/1/32	807
991	Freddie Mac, Pool #G08562	3.50	1/1/44	997
98	Freddie Mac, Pool #C03920	3.50	5/1/42	99
592	Freddie Mac, Pool #C09004	3.50	7/1/42	596
3,397	Freddie Mac, Pool #G08495	3.50	6/1/42	3,416
496	Freddie Mac, Pool #Q09896	3.50	8/1/42	499
395	Freddie Mac, Pool #Q08903	3.50	6/1/42	397
676	Freddie Mac, Pool #J11263	4.00	11/1/19	714
197	Freddie Mac, Pool #C91738	4.00	11/1/33	208
98	Freddie Mac, Pool #J12435	4.00	6/1/25	104
497	Freddie Mac, Pool #G08567	4.00	1/1/44	516
428	Freddie Mac, Pool #G14453	4.00	6/1/26	454
51	Freddie Mac, Pool #G14786	4.00	4/1/19	54
150	Freddie Mac, Pool #G08483	4.00	3/1/42	155
464	Freddie Mac, Pool #G08459	4.00	9/1/41	481
4,427	Freddie Mac, Pool #A96286	4.00	1/1/41	4,596
498	Freddie Mac, Pool #Q24955	4.00	2/1/44	517
194	Freddie Mac, Pool #Q04411	4.00	11/1/41	201
161	Freddie Mac, Pool #Q05770	4.00	1/1/42	167
140	Freddie Mac, Pool #J07849	4.50	5/1/23	149
419	Freddie Mac, Pool #J09311	4.50	2/1/24	448
279	Freddie Mac, Pool #J09503	4.50	4/1/24	296
251	Freddie Mac, Pool #E02862	4.50	3/1/26	268
587	Freddie Mac, Pool #A97495	4.50	3/1/41	625
6,542	Freddie Mac, Pool #A97692	4.50	3/1/41	6,981
42	Freddie Mac, Pool #1G2883	4.88	6/1/38	44
1,875	Freddie Mac, Pool #C01598	5.00	8/1/33	2,045
2,953	Freddie Mac, Pool #G04913	5.00	3/1/38	3,205
344	Freddie Mac, Pool #G13255	5.00	7/1/23	372
173	Freddie Mac, Pool #E96297	5.00	5/1/18	183
2,533	Freddie Mac, Pool #G01665	5.50	3/1/34	2,804
13	Freddie Mac, Pool #G06091	5.50	5/1/40	14
63	Freddie Mac, Pool #G30371	5.50	12/1/27	69
729	Freddie Mac, Pool #G06031	5.50	3/1/40	800
80	Freddie Mac, Pool #G30414	5.50	7/1/28	88
1,220	Freddie Mac, Pool #G02794	6.00	5/1/37	1,360
130	Freddie Mac, Pool #A62706	6.00	6/1/37	144
261	Freddie Mac, Pool #G03551	6.00	11/1/37	290
163	Freddie Mac, Pool #G05709	6.00	6/1/38	182
1,600	Freddie Mac, Gold 15 YR TBA	2.50	4/15/29	1,599
100	Freddie Mac, Gold 15 YR TBA	2.50	5/15/24	100
2,900	Freddie Mac, Gold 15 YR TBA	3.00	4/15/29	2,976
1,450	Freddie Mac, Gold 15 YR TBA	3.50	4/15/28	1,517
300	Freddie Mac, Gold 30 YR TBA	3.00	5/15/44	288
1,000	Freddie Mac, Gold 30 YR TBA	3.00	4/15/44	964
1,300	Freddie Mac, Gold 30 YR TBA	3.50	4/15/43	1,306
200	Freddie Mac, Gold 30 YR TBA	3.50	5/15/44	200
1,200	Freddie Mac, Gold 30 YR TBA	4.00	4/15/44	1,245
500	Freddie Mac, Gold 30 YR TBA	4.00	5/15/44	517
92	Government National Mortgage Association, Pool #MA1109	2.00	6/20/43	95
244	Government National Mortgage Association, Pool #MA0483	2.00	10/20/42	255
254	Government National Mortgage Association, Pool #MA0719	2.00	1/20/43	264
243	Government National Mortgage Association, Pool #MA0712	2.50	1/20/43	249
198	Government National Mortgage Association, Pool #MA1283	2.50	9/20/43	187
97	Government National Mortgage Association, Pool #MA0908	2.50	4/20/28	99
95	Government National Mortgage Association, Pool #MA1133	2.50	7/20/28	96
179	Government National Mortgage Association, Pool #MA0601	2.50	12/20/27	181
183	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	186
340	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	352
659	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	650
192	Government National Mortgage Association, Pool #MA1265	3.00	9/20/28	199
3,160	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	3,116

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$480	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	$473
256	Government National Mortgage Association, Pool #MA0444	3.00	10/20/27	266
189	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	186
496	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	489
395	Government National Mortgage Association, Pool #AD8433	3.00	7/15/43	389
495	Government National Mortgage Association, Pool #AG0440	3.00	8/15/43	488
500	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	493
492	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	485
801	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	819
914	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	934
1,034	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	1,057
469	Government National Mortgage Association, Pool #778157	3.50	3/15/42	479
2,511	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	2,566
374	Government National Mortgage Association, Pool #738602	3.50	8/15/26	394
381	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	390
99	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	104
954	Government National Mortgage Association, Pool #MA1090	3.50	6/20/43	975
933	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	954
499	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	510
114	Government National Mortgage Association, Pool #779401	4.00	6/15/42	120
389	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	409
572	Government National Mortgage Association, Pool #753254	4.00	9/15/43	601
271	Government National Mortgage Association, Pool #738710	4.00	9/15/41	286
436	Government National Mortgage Association, Pool #713876	4.00	8/15/39	458
442	Government National Mortgage Association, Pool #MA0319	4.00	8/20/42	465
2,075	Government National Mortgage Association, Pool #005139	4.00	8/20/41	2,184
1,890	Government National Mortgage Association, Pool #721760	4.50	8/15/40	2,046
172	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	186
2,144	Government National Mortgage Association, Pool #717148	4.50	5/15/39	2,320
3,806	Government National Mortgage Association, Pool #004801	4.50	9/20/40	4,122
526	Government National Mortgage Association, Pool #005260	4.50	12/20/41	567
450	Government National Mortgage Association, Pool #MA0701	4.50	1/20/43	486
70	Government National Mortgage Association, Pool #MA0465	5.00	10/20/42	77
151	Government National Mortgage Association, Pool #675179	5.00	3/15/38	165
339	Government National Mortgage Association, Pool #712690	5.00	4/15/39	373
7	Government National Mortgage Association, Pool #673496	5.00	4/15/38	7
3,332	Government National Mortgage Association, Pool #004559	5.00	10/20/39	3,637
488	Government National Mortgage Association, Pool #694531	5.00	11/15/38	534
578	Government National Mortgage Association, Pool #782523	5.00	11/15/35	637
325	Government National Mortgage Association, Pool #604285	5.00	5/15/33	359
555	Government National Mortgage Association, Pool #782468	5.00	11/15/38	607
356	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	394
339	Government National Mortgage Association, Pool #MA0538	5.50	11/20/42	376
581	Government National Mortgage Association, Pool #783284	5.50	6/20/40	644
188	Government National Mortgage Association, Pool #658181	5.50	11/15/36	209
734	Government National Mortgage Association, Pool #510835	5.50	2/15/35	822
334	Government National Mortgage Association, Pool #004245	6.00	9/20/38	372
293	Government National Mortgage Association, Pool #004222	6.00	8/20/38	332
974	Government National Mortgage Association, Pool #781959	6.00	7/15/35	1,120
145	Government National Mortgage Association, Pool #694642	6.50	8/15/38	163
69	Government National Mortgage Association, Pool #695773	6.50	11/15/38	78
4	Government National Mortgage Association, Pool #690789	6.50	5/15/38	4
140	Government National Mortgage Association, Pool #699237	6.50	9/15/38	158
200	Government National Mortgage Association, 30 YR TBA	2.50	4/15/44	188
200	Government National Mortgage Association, 30 YR TBA	3.00	5/20/44	196
3,200	Government National Mortgage Association, 30 YR TBA	3.00	4/20/43	3,146
500	Government National Mortgage Association, 30 YR TBA	3.00	4/15/44	492
300	Government National Mortgage Association, 30 YR TBA	3.50	5/20/44	305
3,700	Government National Mortgage Association, 30 YR TBA	3.50	4/20/43	3,776
1,100	Government National Mortgage Association, 30 YR TBA	3.50	4/15/44	1,122
3,900	Government National Mortgage Association, 30 YR TBA	4.00	4/20/43	4,098
300	Government National Mortgage Association, 30 YR TBA	4.00	5/20/44	314
1,200	Government National Mortgage Association, 30 YR TBA	4.00	4/15/44	1,260

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — March 31, 2014 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$100	Government National Mortgage Association, 30 YR TBA	4.50	5/20/44	$108
800	Government National Mortgage Association, 30 YR TBA	4.50	4/20/43	862
	Total U.S. Government Agency Mortgages			233,069

	Mutual Funds — 12.58%
5,128	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (a)	0.00		5,128
25,756	SSgA Treasury Money Market Fund (a)	0.00		25,756
	Total Mutual Funds			30,884

	Total Investments Before TBA Sale Commitments			281,394
	(cost $281,660) — 114.63%
	TBA Sale Commitments (b) — (4.36)%
$(1,500)	Fannie Mae, 15 YR TBA	4.00	4/25/29	(1,586)
(1,000)	Fannie Mae, 15 YR TBA	4.50	5/25/29	(1,058)
(300)	Fannie Mae, 15 YR TBA	5.50	4/25/29	(320)
(5,000)	Fannie Mae, 30 YR TBA	6.00	4/25/44	(5,571)
(700)	Fannie Mae, 30 YR TBA	3.00	4/25/44	(676)
(200)	Fannie Mae, 30 YR TBA	3.50	4/25/44	(201)
(200)	Freddie Mac, Gold 15 YR TBA	4.50	4/15/29	(212)
(200)	Freddie Mac, Gold 30 YR TBA	5.00	4/15/44	(217)
(300)	Freddie Mac, Gold 30 YR TBA	4.50	4/15/44	(320)
(300)	Government National Mortgage Association, 30 YR TBA	5.00	4/20/44	(327)
(200)	Government National Mortgage Association, 30 YR TBA	4.50	4/15/44	(216)
	Total TBA Sale Commitments			(10,704)
	Liabilities in excess of other assets — (10.27)%			(25,200)
	Net Assets — 100.00%			$245,490

(a)	The rate disclosed is the rate in effect on March 31, 2014.
(b)	Represents a "to be announced" transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Portfolio of Investments.)

TBA—Security is subject to delayed delivery

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — March 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 99.80%
	Arizona — 5.67%
$650	Arizona State Transportation Board Grant Anticipation Notes, Revenue, Series A	5.00	7/1/17	$734
500	Phoenix Arizona Civic Improvement Corp. Excise Tax Revenue, Senior Lien, Series A	3.00	7/1/15	517
				1,251
	California — 3.64%
765	California State, GO	5.00	4/1/15	802

	Colorado — 2.41%
500	Colorado Springs Co. Utilities Revenue, Series C-1	4.00	11/15/15	530

	Delaware — 3.15%
670	New Castle County Delaware, GO, Series A	3.00	7/15/15	694

	Florida — 4.32%
500	JEA Florida Electric System Revenue, Series 3-D-1	3.00	10/1/14	507
255	Port St. Lucie Florida Utility Revenue (NATL-RE)	5.00	9/1/16	280
150	Tallahassee Florida Energy System Revenue	5.00	10/1/16	166
				953
	Illinois — 11.62%
755	Cook County Township Illinois High School District #211 Palatine/Schaumburg, GO	1.00	12/1/14	758
300	Cook County Illinois Community College District No. 535 Oakton, GO	4.00	12/1/14	307
500	Kane County Illinois Forest Preserve District, GO	4.00	12/15/15	530
310	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Callable 1/1/15 @ 100.00	5.00	1/1/19	321
90	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Callable 1/1/15 @ 100.00	5.00	1/1/19	93
500	Regional Transportation Authority Revenue (AGM/GO of Authority)	5.75	6/1/16	554
				2,563
	Iowa — 3.76%
250	Waukee Iowa Community School District, Capital Loan Notes, GO, Series A	4.00	6/1/14	252
500	West Des Moines Iowa, GO, Series B	5.00	6/1/18	578
				830
	Massachusetts — 2.57%
525	Ashburnham Massachusetts, GO	5.00	1/15/16	567

	Michigan — 12.03%
400	Grand Rapids Michigan Water Supply System Revenue	4.00	1/1/15	411
1,000	Michigan State, GO, Series A	4.00	11/1/16	1,086
600	Michigan State Comprehensive Transportation Revenue	5.00	11/15/14	619
500	Michigan State Trunk Line Revenue (NATL-RE/FGIC)	5.25	11/1/15	539
				2,655
	Nevada — 2.60%
535	Las Vegas Valley Nevada Water District, GO, Series B	4.00	6/1/16	574

	New Jersey — 2.75%
600	Lacey New Jersey Municipal Utilities Authority Revenue	2.00	12/1/14	607

	New Mexico — 2.59%
500	New Mexico Finance Authority State Transportation Revenue, Series A-2	5.00	12/15/17	570

	New York — 7.79%
1,500	New York City Transitional Finance Authority Revenue, Series D	5.00	11/1/17	1,716

	Ohio — 3.46%
730	Ohio State, GO	3.00	11/1/15	762

	Pennsylvania — 1.77%
380	South Eastern Pennsylvania School District York County, GO (State Aid Withholding)	2.00	2/15/16	391

	Rhode Island — 2.32%
500	Rhode Island State Clean Water Finance Agency Pollution Control Revenue	4.75	10/1/22	511

	Tennessee — 2.64%
525	Tennessee State School Bond Authority Revenue, Series A	4.00	11/1/17	583

	Texas — 10.53%
735	Austin Texas Independent School District, GO, Series A	3.00	8/1/14	742
745	College Station Texas, GO	5.00	2/15/16	805

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — March 31, 2014 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas (continued)
$400	Hurst-Euless-Bedford Texas Independent School District, GO (PSF-GTD)	5.00	8/15/17	$454
310	League City Texas, GO, Series A	4.00	2/15/15	320
				2,321
	Utah — 2.52%
500	Washington County Utah Water Conservancy District Revenue	5.25	10/1/16	556

	Washington — 8.80%
200	Cascade Water Alliance Washington Water System Revenue (AMBAC)	5.00	9/1/15	213
275	King County Washington, GO, Series B	4.00	12/1/16	300
500	Tacoma Washington Electric System Revenue, Series A	4.00	1/1/20	559
800	Washington State Health Care Facilities Authority, Catholic Health, Revenue, Series A	5.00	2/1/16	866
				1,938
	Wisconsin — 2.86%
600	Madison Wisconsin Area Technical College, Promissory Notes, GO, Series B	3.00	3/1/16	630
	Total Municipal Bonds			22,004

	Mutual Fund — 0.92%
202	State Street Institutional Tax Free Money Market Fund, Institutional Shares (a)	0.00		202
	Total Mutual Fund			202

	Total Investments (cost $21,827) — 100.72%			22,206
	Liabilities in excess of other assets — (0.72)%			(158)
	Net Assets — 100.00%			$22,048

(a)	The rate disclosed is the rate in effect on March 31, 2014.

AGM—Assured Guaranty Municipal Corporation
AMBAC—American Municipal Bond Assurance Corporation
FGIC—Financial Guaranty Insurance Company
GO—General Obligation
NATL-RE—Reinsurance provided by National Reinsurance
PSF-GTD—Public School Fund Guaranteed

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — March 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 99.84%
	Alabama — 1.86%
$1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/18	$1,727
2,500	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/21	2,840
2,920	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/22	3,317
				7,884
	Alaska — 0.60%
2,265	Alaska Industrial Development & Export Authority Revenue, Revolving Fund, Series A, Callable 4/1/20 @ 100.00 (GO of Authority)	5.25	4/1/22	2,541

	Arizona — 0.86%
1,500	Phoenix Arizona Civic Improvement Corp. Wastewater System Revenue, Junior Lien	5.00	7/1/21	1,783
1,625	Phoenix Arizona Civic Improvement Corp. Transportation Excise Tax Revenue	5.00	7/1/18	1,876
				3,659
	California — 15.23%
5,000	California State, GO, Callable 4/1/19 @ 100.00	5.50	4/1/21	5,859
5,000	California State, GO, Callable 10/1/19 @ 100.00	5.25	10/1/20	5,893
4,060	California State Department of Water Resources Revenue, Central Valley Project	5.25	7/1/22	4,067
5,000	California State Economic Recovery, GO, Series A, Callable 7/1/19 @ 100.00	5.00	7/1/20	5,910
5,000	California State Economic Recovery, GO, Series A	5.00	7/1/18	5,800
1,000	California State Public Works Board Lease Revenue, Department of Forestry & Fire, Series E	5.00	11/1/22	1,122
685	California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.10	12/20/20	686
2,661	Knightsen School District Lease Certificates California, Flexfund Program (a)	4.75	12/1/27	2,695
2,500	Los Angeles California Department of Water & Power System Revenue, Series A	5.00	7/1/20	2,973
1,650	Los Angeles California Department of Water & Power System Revenue, Series A	5.00	7/1/21	1,974
4,200	Los Angeles California Harbor Department Revenue, Series B, AMT (NATL-RE/FGIC)	5.00	8/1/16	4,610
5,000	Los Angeles California Harbor Department Revenue, Series C, Callable 8/1/19 @ 100.00	5.25	8/1/22	5,784
2,500	Los Angeles California Wastewater System Revenue, Series A	5.00	6/1/20	2,969
1,250	North Natomas California Community Facilities District Special Tax Revenue, Series E	5.00	9/1/18	1,357
5,000	Orange County California Sanitation District Wastewater Revenue, Series A	5.00	2/1/22	6,010
3,500	San Francisco California City & County Airports Commission International Terminal Revenue, AMT	5.25	5/1/18	4,019
2,500	University of California Revenue, Series Q, Callable 5/15/17 @ 101.00	5.25	5/15/23	2,829
				64,557
	Colorado — 1.24%
3,495	Colorado State Educational & Cultural Facilities Authority Revenue, Series B	5.00	4/1/19	3,948
1,150	Denver City & County Colorado Airport Revenue, Series A, AMT	5.00	11/15/19	1,324
				5,272
	Connecticut — 0.64%
2,420	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure	5.00	1/1/17	2,693

	Delaware — 0.04%
165	Delaware State Housing Authority Revenue, Single Family Mortgage, Series A, AMT (AGM)	5.80	7/1/35	167

	Florida — 8.49%
3,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.25	6/1/17	3,375
2,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.00	6/1/19	2,289
2,500	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.00	6/1/19	2,861
2,795	Clearwater Florida Water & Sewer Revenue, Series B	5.00	12/1/17	3,136
835	Escambia County Florida Housing Finance Authority, Single Family Mortgage Revenue (FHLMC/GNMA/FNMA)	4.63	10/1/28	869
2,000	Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A	5.00	7/1/16	2,191
2,000	Florida State Municipal Power Agency Revenue, Series A, Callable 10/1/19 @ 100.00	5.25	10/1/22	2,270
4,435	Florida State Turnpike Authority Revenue, Series C	5.00	7/1/20	5,212
2,245	Hillsborough County Florida Solid Waste & Resource Recovery Revenue, Series A, AMT, Callable 9/1/16 @ 100.00 (AMBAC)	5.00	9/1/18	2,409
1,100	JEA Florida Electric System Revenue, Series A	5.00	10/1/20	1,282
4,700	Lakeland Florida Energy System Revenue, Series B (AGM)	5.00	10/1/17	5,299

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Florida (continued)
$1,000	Lakeland Florida Electric & Water Revenue, ETM	5.75	10/1/19	$1,086
3,250	Orlando & Orange County Expressway Authority Revenue, Series B	5.00	7/1/17	3,666
				35,945
	Georgia — 4.71%
3,650	Atlanta Georgia Water & Wastewater Revenue, Series A, Callable 11/1/19 @ 100.00	6.00	11/1/21	4,398
1,700	Atlanta Georgia Water & Wastewater Revenue, Series B	5.00	11/1/19	1,986
5,000	DeKalb County Georgia School District, Sales Tax, GO (State Aid Withholding)	4.00	11/1/17	5,522
4,500	Metropolitan Atlanta Georgia Rapid Transit Authority Sales Tax Revenue, Series A (NATL-RE)	5.00	7/1/19	5,244
1,000	Municipal Electric Authority of Georgia Revenue, SUB, Series D, Callable 7/1/18 @ 100.00	5.75	1/1/19	1,173
1,500	Savannah Georgia Economic Development Authority Solid Waste Disposal Revenue, Waste Management Project, Series A, AMT	5.50	7/1/16	1,613
				19,936
	Hawaii — 1.92%
6,100	Hawaii State Airports System Revenue, Series B, AMT	5.00	7/1/16	6,702
1,575	Hawaii State Department of Budget & Finance Special Purpose Revenue, Queens Health System, Series B (AMBAC) (b)	0.21	7/1/24	1,422
				8,124
	Idaho — 0.12%
510	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series B, Class III, AMT	5.40	7/1/28	520

	Illinois — 5.41%
1,825	Chicago Illinois, GO, Series A, Callable 1/1/18 @ 100.00	5.00	1/1/19	2,014
2,500	Chicago Illinois, GO, Series A, Callable 1/1/15 @ 100.00 (AGM)	5.00	1/1/17	2,579
1,000	Chicago Illinois, GO, Series A	4.00	1/1/18	1,083
2,660	Chicago Illinois Certificates of Participation, Tax Increment Allocation Revenue, Diversey/Narragansett Project, Series NT, Callable 5/12/14 @ 100.00 (a)	7.46	2/15/26	2,057
325	Illinois State Educational Facilities Authority Revenue (c)	0.00	7/1/14	325
2,500	Illinois State, GO	4.00	7/1/16	2,677
2,440	Illinois State, GO	5.00	7/1/17	2,718
2,500	Illinois State Sales Tax Revenue (NATL-RE)	5.75	6/15/18	2,944
3,000	Illinois State Sales Tax Revenue, Junior Obligation	5.00	6/15/17	3,402
2,490	Railsplitter Tobacco Settlement Authority Illinois Revenue	5.00	6/1/17	2,768
320	Rockford-Concord Commons Housing Finance Corp. Illinois Mortgage Revenue, Concord Commons Project, Series A (FHA)	6.15	11/1/22	320
				22,887
	Indiana — 1.82%
5,550	Indiana State Finance Authority Environmental Facilities Revenue, Indianapolis Power & Light Co., Series C	4.90	1/1/16	5,880
1,655	Indianapolis Indiana Thermal Energy System Revenue (AGM)	5.00	10/1/17	1,856
				7,736
	Louisiana — 1.90%
1,000	Louisiana Stadium & Exposition District, Series A	5.00	7/1/18	1,131
6,000	Tobacco Settlement Financing Corp. Louisiana Revenue, Series A	5.00	5/15/19	6,945
				8,076
	Maryland — 0.11%
435	Morgan State University Maryland Academic & Auxiliary Fees Revenue (MBIA)	6.05	7/1/15	452

	Massachusetts — 7.06%
1,690	Massachusetts State Clean Energy Cooperative Corp. Revenue	4.00	7/1/17	1,848
4,730	Massachusetts State Educational Financing Authority Revenue, Series K	5.00	7/1/19	5,317
2,315	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/21	2,560
2,180	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/22	2,389
2,920	Massachusetts State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I	5.25	1/1/21	3,326
4,170	Massachusetts State Health & Educational Facilities Authority Revenue, Northeastern University, Series A	5.00	10/1/17	4,686

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Massachusetts (continued)
$1,390	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/18	$1,508
1,250	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/19	1,357
1,000	Massachusetts State School Building Authority Sales Tax Revenue, Series B	5.00	10/15/16	1,113
5,000	Massachusetts State School Building Authority Sales Tax Revenue, Series B	5.00	10/15/18	5,828
				29,932
	Michigan — 5.30%
1,440	Detroit Michigan Water Supply System Revenue, Senior Lien, Series B, Callable 7/1/16 @ 100.00 (NATL-RE)	5.00	7/1/18	1,469
1,200	Kent Hospital Finance Authority Revenue, Spectrum Health Hospitals, Series A	5.00	11/15/16	1,321
2,500	Michigan State Finance Authority Revenue, State Revolving Fund, Clean Water	5.00	10/1/17	2,852
6,000	Michigan State Finance Authority Revenue, Series B, Callable 7/1/18 @ 100.00	5.00	7/1/21	6,925
1,750	Michigan State Finance Authority Revenue, State Revolving Fund, Clean Water	5.00	10/1/17	1,996
2,500	Michigan State Finance Authority Revenue, State Revolving Fund, Clean Water, Series C	4.38	8/20/14	2,527
2,000	Michigan State, GO, Series A	5.00	11/1/19	2,350
235	Michigan State Hospital Finance Authority Revenue, Series P, ETM (MBIA)	5.38	8/15/14	239
1,665	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Junior Lien, AMT, Callable 12/1/17 @ 100.00 (NATL-RE/FGIC)	5.00	12/1/22	1,823
965	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, AMT, Callable 12/1/15 @ 100.00 (AGC-ICC MBIA)	4.75	12/1/18	1,024
				22,526
	Missouri — 2.64%
2,500	Kansas City Missouri Airport Revenue, Series A, AMT	5.00	9/1/20	2,783
2,410	Missouri State Regional Convention & Sports Complex Authority Revenue, Series A	5.00	8/15/17	2,735
5,000	Missouri State Highways & Transit Commission State Road Revenue, Callable 5/1/17 @ 100.00	5.25	5/1/21	5,638
				11,156
	New Jersey — 1.77%
3,830	Casino Reinvestment Development Authority, New Jersey Revenue, Series A (MBIA)	5.00	6/1/16	3,925
2,425	New Jersey State Building Authority Revenue, Series A	5.00	6/15/17	2,727
750	New Jersey State Health Care Facilities Financing Authority Revenue, Virtua Health, Inc.	5.00	7/1/19	853
				7,505
	New York — 11.15%
1,435	Metropolitan Transportation Authority Revenue, Series A-2	5.00	11/15/16	1,601
1,500	Metropolitan Transportation Authority Revenue, Series C	5.00	11/15/18	1,737
2,000	Metropolitan Transportation Authority Revenue, Series G	5.00	11/15/17	2,280
3,020	New York State, GO, Series E , Callable 8/1/19 @ 100.00	5.00	8/1/21	3,444
5,915	New York NY, GO, Series D	5.00	8/1/17	6,707
3,250	New York NY, GO, Series G	5.00	8/1/19	3,790
2,500	New York City Health & Hospital Corp. Revenue, Health System, Series A, Callable 2/15/20 @ 100.00 (GO of Corp.)	5.00	2/15/22	2,796
3,000	New York City Transitional Finance Authority Future Tax Revenue, Sub Series 13	5.00	11/1/17	3,431
2,835	New York City Transitional Finance Authority Future Tax Secured Bonds Revenue, Sub Series I	5.00	5/1/17	3,195
2,000	New York City Transitional Finance Authority Future Tax Revenue, Series E	5.00	11/1/18	2,323
640	New York State Housing Finance Agency Revenue, St. Philips Housing, Series A (FNMA)	4.05	11/15/16	657
45	New York State Housing Finance Agency Revenue, Multi-Family Housing, Northfield Apartment, Series A (SONYMA)	4.30	8/15/14	45
2,500	New York State Dormitory Authority State Personal Income Tax Revenue, Series A	5.00	2/15/19	2,904
1,200	New York State Thruway Authority Revenue, Series J	5.00	1/1/20	1,389
5,000	New York State Thruway Authority General Revenue, Junior Obligation, Series A	5.00	5/1/19	5,777
3,000	Port Authority of New York & New Jersey NY Revenue, Consolidated 175th Series	5.00	12/1/17	3,423
1,500	Triborough Bridge & Tunnel Authority New York Revenue, Series A (GO of Authority)	5.00	11/15/18	1,744
				47,243

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	North Carolina — 0.63%
$3,000	Wake County Industrial Facilities & Pollution Control Financing Authority Revenue, Series E (b)	0.07	10/1/22	$2,690

	Ohio — 3.62%
6,535	Kent State University Revenue, Series B, Callable 5/1/19 @ 100.00 (Assured GTY)	5.00	5/1/22	7,405
990	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System, ETM (MBIA)	5.50	10/15/25	1,163
2,500	Montgomery County Ohio Revenue, Miami Valley Hospital, Series A, Callable 11/15/20 @ 100.00	5.75	11/15/22	2,847
1,875	Ohio State Capital Facilities Lease Appropriation Revenue, Administrative Building Fund Project, Series A	5.00	10/1/18	2,167
1,750	Ohio State Air Quality Development Authority Revenue, Cincinnati Gas & Electric Co., Series A-2 (AMBAC) (b)	0.32	9/1/37	1,579
250	Ohio State Higher Education Facility Revenue, Kenyon College Project, Callable 7/1/15 @ 100.00 (b)	4.95	7/1/37	265
				15,426
	Oregon — 1.36%
5,120	Oregon State Department of Administrative Services Certificates of Participation, Series A	5.00	5/1/17	5,753

	Pennsylvania — 6.54%
3,500	Geisiner Pennsylvania Authority Revenue, Series C, Callable 4/7/14 @ 100.00 (JPMorgan Chase Bank NA) (b)	0.07	6/1/41	3,500
1,230	Montgomery County Pennsylvania Industrial Development Authority Revenue, Acts Retirement-Life Communities, Inc., Series B , Callable 11/15/16 @ 100.00	5.00	11/15/17	1,333
2,960	Pennsylvania State Economic Development Finance Authority, Unemployment Compensation Revenue, Series B, Callable 1/1/18 @ 100.00	5.00	7/1/21	3,324
3,500	Pennsylvania State Economic Development Finance Authority, Unemployment Compensation Revenue, Series B, Callable 7/1/17 @ 100.00	5.00	1/1/22	3,899
2,500	Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue	5.00	6/15/18	2,870
2,530	Pennsylvania State, GO	5.00	7/1/18	2,925
5,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania, Series A	5.00	9/1/17	5,687
1,590	Pittsburgh Pennsylvania Water & Sewer Authority Revenue, Series A (AGM)	5.00	9/1/19	1,846
2,000	University of Pittsburgh Revenue, Commonwealth Systems of Higher Education, Series B, Callable 3/15/19 @ 100.00 (GO of University)	5.50	9/15/21	2,338
				27,722
	Puerto Rico — 0.42%
2,500	Puerto Rico Electric Power Authority Power Revenue, Series DDD, Callable 7/1/20 @ 100.00	5.00	7/1/22	1,762

	South Carolina — 0.93%
3,500	Piedmont Municipal Power Agency Electric Revenue, Series A-2, Callable 1/1/21 @ 100.00	5.00	1/1/22	3,956

	South Dakota — 0.04%
150	Heartland Consumers Power District South Dakota Electric Revenue, ETM	6.38	1/1/16	157

	Texas — 9.75%
1,650	Allen Texas Independent School District, GO (PSF-GTD)	5.00	2/15/21	1,963
885	Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Perkin Square Project, Series A-1 (GNMA)	6.55	12/20/34	916
3,500	Dallas-Fort Worth Texas International Airport Revenue, Series E, AMT	5.00	11/1/19	4,008
20	Dallas Texas, GO, Series A, ETM	5.00	2/15/18	23
6,380	Dallas Texas, GO, Series A	5.00	2/15/18	7,326
5,000	Fort Worth Texas Independent School District, GO, Callable 2/15/18 @ 100.00 (PSF-GTD)	5.00	2/15/21	5,663
2,800	Fort Worth Texas Water & Sewer Revenue	5.00	2/15/19	3,274
2,000	Houston Texas Hotel Occupancy Tax & Special Revenue, Series A	5.00	9/1/20	2,216
3,400	North East Texas Independent School District, GO (PSF-GTD)	5.00	2/1/20	4,008
2,345	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/18	3,099
2,500	San Antonio Texas Electricity & Gas Revenue, Series D	5.00	2/1/18	2,865
2,500	Texas State College Student Loan, GO, AMT	5.50	8/1/19	2,992
2,500	Texas State Transportation Commission Highway Fund Revenue, Series A	5.00	4/1/19	2,942

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas (continued)
				$41,295
	Utah — 0.45%
$1,500	Intermountain Power Agency Power Supply Revenue, Series A	5.00	7/1/17	1,685
210	Utah Housing Corp., Single Family Mortgage, SUB, Series D-2, Class III, AMT, Callable 5/12/14 @ 100.00	5.00	7/1/18	210
				1,895
	Washington — 2.80%
1,500	Energy Northwest Washington Electric Revenue, Columbia Station, Series A, Callable 7/1/16 @ 100.00	5.00	7/1/21	1,636
3,500	Energy Northwest Washington Electric Revenue, Columbia Station, Series A, Callable 7/1/16 @ 100.00	5.00	7/1/23	3,820
3,500	Energy Northwest Washington Electric Revenue, Project 3, Series A	5.25	7/1/18	4,082
1,000	Port of Seattle Washington, GO, AMT, Callable 6/1/21 @ 100.00	5.25	12/1/21	1,151
1,000	Washington State Health Care Facilities Authority Revenue, Providence Health & Services, Series B	5.00	10/1/19	1,167
				11,856
	Wisconsin — 0.43%
1,625	Wisconsin State, GO, Series 1	5.00	5/1/17	1,833

	Total Municipal Bonds			423,156

	Corporate Bond — 0.00%
3,939	ASC Equipment (Diversified Financial Services) (d)(e)	5.13	3/1/08	–
	Total Corporate Bond			–

	Time Deposit — 0.63%
2,668	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	4/1/14	2,668
	Total Time Deposit			2,668

	Total Investments (cost $415,725) — 100.47%			425,824
	Liabilities in excess of other assets — (0.47)%			(2,005)
	Net Assets — 100.00%			$423,819

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	These securities have been deemed illiquid by the Specialist Manager and represents 1.12% of the Portfolio's net assets.
(b)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2014. The maturity date represents actual maturity date.
(c)	Zero coupon security. Effective rate shown is as of March 31, 2014.
(d)	Escrow security due to bankruptcy.
(e)	Issuer has defaulted on the payment of principal and interest. These securities have been deemed illiquid by the Specialist Manager and represents 0.00% of the Portfolio's net assets.

AGC—Associated General Contractors
AGM—Assured Guaranty Municipal Corporation
AMBAC—American Municipal Bond Assurance Corporation
AMT—Alternative Minimum Tax
ETM—Escrowed to Maturity
FGIC—Financial Guaranty Insurance Company
FHA—Federal Housing Administration
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—General Obligation
GTY—Guaranty
ICC—Interstate Commerce Commission
MBIA—Municipal Bond Insurance Association
NATL-RE—Reinsurance provided by National Reinsurance
PSF-GTD—Public School Fund Guaranteed

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — March 31, 2014 (Unaudited)

SONYMA—State of New York Mortgage Agency

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — March 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 97.90%
	Alabama — 5.07%
$1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/19	$1,752
1,000	Alexander City, GO, Series A (Assured GTY)	5.00	5/1/18	1,121
1,050	Foley Utilities Board Utilities Revenue	4.00	11/1/14	1,072
				3,945
	Arizona — 0.20%
140	Yuma County Arizona Jail District Revenue, Pledge Obligation	5.00	7/1/20	154

	California — 3.55%
1,000	California State Department of Water Resources, Power Supply Revenue, Series L, Callable 5/1/20 @ 100.00	5.00	5/1/22	1,169
1,500	Los Angeles California Unified School District, GO, Series A-2, Callable 7/1/15 @ 100.00 (NATL-RE)	5.00	7/1/19	1,590
				2,759
	Florida — 11.94%
1,550	Florida Water Pollution Control Financing Corp. Revenue, Series A	5.00	7/15/16	1,706
400	JEA Florida Electric System Revenue, Series A	5.00	10/1/15	428
875	Jacksonville Florida Special Revenue, Series A	5.00	10/1/15	937
895	Lee County Florida Water & Sewer Revenue	4.00	10/1/15	945
1,000	Miami-Dade County Florida Water & Sewer Revenue, Series B (AGM)	5.25	10/1/20	1,189
1,085	Orange Country Florida School Board Certificates of Participation, Series A	5.00	8/1/23	1,263
1,000	Palm Beach County Florida Public Improvement Revenue, Series 2	5.00	11/1/16	1,111
1,500	West Palm Beach Florida Utility System Revenue, Series A, Callable 10/1/21 @ 100.00	5.00	10/1/22	1,724
				9,303
	Hawaii — 2.20%
1,500	Honolulu City & County Hawaii, GO, Series B, Callable 12/1/20 @ 100.00	5.00	12/1/23	1,715

	Illinois — 4.32%
1,325	DuPage & Cook Counties Illinois Community Unit School District #205, GO (NATL-RE)	5.50	1/1/16	1,436
1,000	Lake County Illinois Community High School District No. 124 Grant, GO	5.00	12/1/14	1,032
425	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Callable 1/1/15 @ 100.00	5.00	1/1/19	440
125	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Callable 1/1/15 @ 100.00	5.00	1/1/19	129
320	Northbrook Illinois, GO	3.00	12/1/15	332
				3,369
	Kentucky — 3.73%
1,005	Kentucky State Property & Buildings Commission Revenues	5.00	8/1/14	1,021
1,600	Kentucky State Turnpike Authority Economic Development Road Revenue, Series A	5.00	7/1/19	1,883
				2,904
	Maine — 1.95%
1,500	Maine Municipal Bond Bank Grant Anticipation Revenue, Department of Transportation, Series A	4.00	9/1/14	1,523

	Maryland — 4.63%
505	Baltimore County Maryland, Metropolitan District 70th Issue, GO	5.00	9/1/14	515
1,360	Charles County Maryland, Consolidated Public Improvement, GO	4.00	7/15/20	1,529
1,330	Maryland State Transportation Authority Revenue, Transportation Facilities Project, Series A	5.00	7/1/19	1,562
				3,606
	Massachusetts — 3.10%
2,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B	5.25	7/1/21	2,414

	Michigan — 2.31%
1,000	Grand Rapids Michigan Community College, GO (AGM)	5.00	5/1/18	1,143
600	Kentwood Michigan Public Schools, GO	4.00	5/1/19	656
				1,799
	Minnesota — 0.59%
400	Crow Wing County Minnesota, GO, Series A	5.00	2/1/19	462

	Nebraska — 1.38%
1,000	Lincoln Nebraska Waterworks Revenue	3.00	8/15/18	1,077

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (continued) — March 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Nevada — 2.51%
$800	Clark County Nevada Highway Improvement Revenue	5.00	7/1/23	$920
1,000	Nevada State, Capital Improvement, GO, Series A, Callable 2/1/15 @ 100.00	5.00	2/1/19	1,040
				1,960
	New Mexico — 0.66%
500	New Mexico Finance Authority State Transportation Revenue, Sub Lien, Series B (XLCA)	4.00	12/15/14	513

	New York — 4.80%
2,245	New York City Transitional Finance Authority Revenue, Series D, Callable 2/1/21 @ 100.00	5.25	2/1/22	2,637
1,025	New York City Transitional Finance Authority Revenue, Sub Series E	5.00	11/1/15	1,102
				3,739
	Ohio — 7.50%
1,600	Columbus Ohio State, GO, Series 1, Callable 7/1/23 @ 100.00	5.00	7/1/24	1,906
1,400	Cuyahoga County Ohio, GO, Series A	5.00	12/1/19	1,638
1,000	Ohio State, GO, Series B	5.00	9/15/17	1,139
1,000	Ohio State Building Authority State Facilities Revenue	5.00	10/1/21	1,169
				5,852
	Oklahoma — 2.26%
450	Oklahoma State Capitol Improvement Authority State Facilities Revenue, Series A	2.00	7/1/16	465
1,150	Oklahoma State Capitol Improvement Authority State Facilities Revenue, Series A	5.00	7/1/17	1,297
				1,762
	Pennsylvania — 2.87%
1,010	Lackawanna County Pennsylvania Abington Heights School District, GO (State Aid Withholding)	3.00	3/15/16	1,059
1,000	Pennsylvania State, GO, Series A	5.00	5/1/20	1,180
				2,239
	Puerto Rico — 2.40%
1,675	Puerto Rico Highway & Transportation Authority Highway Revenue, Series Y	5.50	7/1/36	1,867

	South Carolina — 1.64%
1,100	Richland County School District No. 2, GO, Series A, Callable 2/1/19 @ 100.00 (SCSDE)	5.00	2/1/20	1,280

	Texas — 10.06%
1,000	Collin County Texas, GO, Series A	4.00	2/15/19	1,119
750	Corpus Christi Texas Utility System Revenue, Junior Lien	4.00	7/15/15	785
1,250	Dallas Texas Waterworks & Sewer System Revenue, Callable 10/1/21 @ 100.00	5.00	10/1/23	1,462
1,435	Sugar Land Texas, GO, Callable 2/15/19 @ 100.00	5.00	2/15/21	1,602
1,800	Texas State University Systems Financing Revenue	5.00	3/15/17	2,016
750	Webb County Texas, GO	4.50	2/15/19	841
				7,825
	Utah — 1.36%
1,050	Intermountain Power Agency Power Supply Revenue, Series A, Callable 7/1/14 @ 100.00	5.00	7/1/16	1,062

	Virginia — 0.75%
500	Virginia State College Building Authority Educational Facilities Revenue, Series A, Callable 9/1/22 @ 100.00	5.00	9/1/23	587

	Washington — 13.77%
500	Everett Washington Water & Sewer Revenue	5.00	12/1/17	570
1,000	King County Washington, GO	5.25	1/1/23	1,212
1,400	King County Washington Sewer Revenue, Callable 1/1/22 @ 100.00	5.00	1/1/24	1,615
1,500	King County Washington Sewer Revenue	5.00	1/1/20	1,770
1,580	Port of Seattle Washington Revenue, Intermediate Lien, Series B	5.00	6/1/18	1,794
1,500	Tacoma Washington Water Revenue, Series A, Callable 6/1/20 @ 100.00	5.00	12/1/22	1,698
1,800	Washington State, GO, Series R-2011-A	5.00	1/1/18	2,061
				10,720
	Wisconsin — 2.35%
1,220	Menomonee Falls Wisconsin School District, GO, Callable 4/1/17 @ 100.00 (NATL-RE/FGIC)	4.75	4/1/21	1,301
500	Wisconsin State, GO, Series C	5.00	5/1/15	526

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (concluded) — March 31, 2014 (Unaudited)

Shares		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Wisconsin (continued)
				$1,827
	Total Municipal Bonds			76,263

	Mutual Fund — 1.00%
782	State Street Institutional Tax Free Money Market Fund, Institutional Shares (a)	0.00		782
	Total Mutual Fund			782

	Total Investments (cost $74,802) — 98.90%			77,045
	Other assets in excess of liabilities — 1.10%			859
	Net Assets — 100.00%			$77,904

(a)	The rate disclosed is the rate in effect on March 31, 2014.

AGM—Assured Guaranty Municipal Corporation
FGIC—Financial Guaranty Insurance Company
GO—General Obligation
GTY—Guaranty
NATL-RE—Reinsurance provided by National Reinsurance
SCSDE—Insured by South Carolina School Discount Enhancement
XLCA—XL Capital Assurance, Inc.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

Notes to Portfolios of Investments - March 31, 2014 (Unaudited)

1. DESCRIPTION. HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of March 31, 2014, the Trust offered nineteen separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Institutional Value Equity Portfolio (“Institutional Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional Growth Equity Portfolio (“Institutional Growth Portfolio”), The Small Capitalization-Mid Capitalization Equity Portfolio (“Small Cap-Mid Cap Portfolio”) (formerly "The Small Capitalization Equity Portfolio"), The Institutional Small Capitalization-Mid Capitalization Equity Portfolio (“Institutional Small Cap-Mid Portfolio”) (formerly "The Institutional Small Capitalization Equity Portfolio"), The Real Estate Securities Portfolio (“Real Estate Portfolio”), The Commodity Returns Strategy Portfolio (“Commodity Portfolio”), The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Core Fixed Income Portfolio (“Core Fixed Income Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The Inflation Protected Securities Portfolio (“IPS Portfolio”), The U.S. Government Fixed Income Securities Portfolio (“U.S. Government Fixed Income Portfolio”), The U.S. Corporate Fixed Income Securities Portfolio (“U.S. Corporate Fixed Income Portfolio”), The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (“U.S. Mortgage/Asset Backed Fixed Income Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”) The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”) and The Intermediate Term Municipal Bond II Portfolio (“Intermediate Municipal II Portfolio) (each a “Portfolio” and collectively the “Portfolios”).

Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each in two classes of shares: HC Advisors Shares and HC Strategic Shares. As of March 31, 2014, the IPS Portfolio and the HC Advisors Shares for U.S. Government Fixed Income Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio and Short-Term Municipal Portfolio had not yet commenced operations. Each class of shares for each of the Portfolios has identical rights and privileges except with respect to voting rights on matters affecting a single class of shares. The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co., LLC.

All the Portfolios in the Trust, except the Real Estate Portfolio are diversified portfolios under the 1940 Act. The Real Estate Portfolio is a non-diversified portfolio, which means that it may concentrate its investments in the securities of a limited number of issuers.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their Portfolios of Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Portfolio Valuation. The net asset value (“NAV”) per share of the Portfolios is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each class’s NAV per share is calculated by adding the market value or fair value, as applicable, of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) - March 31, 2014 (Unaudited)

B. Securities Valuation. Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to such procedures, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

For disclosure purposes, the Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 —	quoted prices in active markets for identical assets

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 —	significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Equity Securities (Common and Preferred Stock and Exchange Traded Funds): Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. If there have been no sales on such exchange, or on NASDAQ, the securities are valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the closing price and are typically categorized as Level 1 in the fair value hierarchy, or, if there have been no sales, are valued at the mean of the last reported bid and asked prices and are typically categorized as Level 2 in the fair value hierarchy.

Securities listed on a foreign exchange are valued at the closing price on that exchange provided that where the prices of such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation. If there have been no sales on such exchange, the security is valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.

Mutual Funds: Mutual funds are valued at their respective daily NAV and are typically categorized as Level 1 in the fair value hierarchy.

Fixed Income Securities (Corporate, Municipal and Foreign Bonds, and U.S. Government and Agency Securities): Fixed income securities are valued using various inputs including benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) - March 31, 2014 (Unaudited)

Asset Backed and Mortgage Backed Securities: In addition to the inputs discussed above for fixed income securities, asset backed and mortgage backed securities are valued using new issue data, monthly payment information and collateral performance and are typically categorized as Level 2 in the fair value hierarchy.

Short-Term Obligations: Short-term obligations with maturities of 60 days or less may also be valued at amortized cost, which constitutes fair value as determined by the Board. Such securities are typically categorized as Level 2 in the fair value hierarchy.

Derivative Instruments (Futures, Options, Swaps and Forward Currency Contracts): Swaps are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy. Exchange traded futures, swaps and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Interest rate swaptions are valued using future interest rate volatility, yield curve, and strike price and are typically categorized as Level 2 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the following Portfolios’ securities as of March 31, 2014 (amounts in thousands):

Portfolio	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Value Portfolio
Common Stocks[1]	$564,705		$-	$-	$564,705
Time Deposit	-		8,237	-	8,237
Mutual Fund	29,984		-	-	29,984
Total Investments	$594,689		$8,237	$-	$602,926

Institutional Value Portfolio
Common Stocks[1]	$918,181		$-	$-	$918,181
Time Deposit	-		11,130	-	11,130
Mutual Funds	46,848		-	-	46,848
Total Investments	$965,029		$11,130	$-	$976,159

Growth Portfolio
Common Stocks[1]	$764,621		$-	$-	$764,621
Time Deposit	-		8,608	-	8,608
Mutual Fund	39,083		-	-	39,083
Total Investments	$803,704		$8,608	$-	$812,312

Institutional Growth Portfolio
Common Stocks[1]	$1,103,371		$-	$-	$1,103,371
Corporate Bonds[1]	-		10,281	-	10,281
Asset Backed Securities	-		1,223	-	1,223
Collateralized Mortgage Obligations	-		20,453	-	20,453
Global Bonds[2]	-		9,144	-	9,144
Municipal Bonds[3]	-		225	-	225
U.S. Government Agency Securities	-		19,600	-	19,600
U.S. Government Agency Mortgages	-		5,779	-	5,779
U.S. Treasury Obligations	-		50,098	-	50,098
Yankee Dollars[1]	-		4,705	-	4,705
Time Deposits	-		11,156	-	11,156
Call Option Purchased	-		2	-	2
Put Option Purchased	-		2	-	2
Repurchase Agreements	-		32,300	-	32,300
Mutual Funds	71,012		-	-	71,012
Total Investments	$1,174,383		$164,968	$-	$1,339,351
Other Financial Instruments[4]
Futures	$1,366		$-	$-	$1,366
Currency Contracts	-		(316)	-	(316)
Written Options	-		(17)	-	(17)
Interest Rate Swaps	-		(416)	-	(416)

Small Cap-Mid Cap Portfolio
Common Stocks[1]	$108,807		$-	$-	$108,807
Contingent Rights[1]	-		- [5]	-	- [5]
Warrant[1]	-	[5]	-	-	- [5]
Time Deposit	-		2,531	-	2,531
Mutual Funds	12,728		-	-	12,728
Total Investments	$121,535		$2,531	$-	$124,066

Institutional Small Cap-Mid Cap Portfolio
Common Stocks[1]	$159,876	$-	$-	$159,876
Contingent Rights[1]	-	- [5]	-	- [5]
Time Deposit	-	3,636	-	3,636
Mutual Funds	17,964	-	-	17,964
Total Investments	$177,840	$3,636	$-	$181,476

Real Estate Portfolio
Common Stocks[1]	$181,883	$3,147	$-	$185,030
Mutual Fund	5,218	-	-	5,218
Total Investments	$187,101	$3,147	$-	$190,248

Commodity Portfolio
Common Stocks[1,2,6]	$373,966	$292,035	$-	$666,001
Preferred Stocks[1,2,6]	7,892	296	-	8,188
Warrant[1,2]	10	-	-	10
Corporate Bonds[1]	-	7,720	-	7,720
Asset Backed Securities	-	10,204	-	10,204
Collateralized Mortgage Obligations	-	7,550	-	7,550
Certificates of Deposit	-	3,921	-	3,921
Global Bonds[2]	-	6,267	-	6,267
U.S. Government Agency Securities	-	9,403	-	9,403
U.S. Treasury Obligations	-	99,391	-	99,391
Yankee Dollars[1,2]	-	11,465	-	11,465
Time Deposit	-	6,168	-	6,168
Mutual Fund	3,587	-	-	3,587
Call Option Purchased	-	85	-	85
Repurchase Agreements	-	223,000	-	223,000
Total Investments	$385,455	$677,505	$-	$1,062,960
Other Financial Instruments[4]
Futures	$(952)	$-	$-	$(952)
Currency Contracts	-	118	-	118
Written Options	(11)	(68)	-	(79)
Variance Swaps	-	56	-	56
Commodity Swaps	-	768	-	768
Total Returns Swaps	-	174	-	174
Interest Rate Swaps	-	(461)	-	(461)

International Portfolio
Common Stocks[1,2,6]	$56,729	$1,466,479	$-	$1,523,208
Preferred Stocks[1,2,6]	4,342	4,181	-	8,523
Rights[1,2]	198	53	-	251
Time Deposit	-	11,169	-	11,169
Mutual Funds	25,859	-	-	25,859
Total Investments	$87,128	$1,481,882	$-	$1,569,010
Other Financial Instruments[4]
Currency Contracts	$-	$49	$-	$49

Institutional International Portfolio
Common Stocks[1,2,6]	$84,752	$2,724,914	$-	$2,809,666
Preferred Stocks[1,2,6]	7,662	6,712	-	14,374
Warrant[1,2]	-	73	-	73
Rights[1,2]	939	94	-	1,033
Time Deposit	-	10,562	-	10,562
Mutual Funds	39,706	-	-	39,706
Total Investments	$133,059	$2,742,355	$-	$2,875,414
Other Financial Instruments[4]
Currency Contracts	$-	$74	$-	$74

Emerging Markets Portfolio
Common Stocks[1,2,6]	$327,404	$1,095,965	$-	$1,423,369
Preferred Stocks[1,2,6]	43,527	8,086	-	51,613
Right[1,2]	2	-	-	2
Time Deposit	-	18,612	-	18,612
Mutual Funds	60,796	-	-	60,796
Total Investments	$431,729	$1,122,663	$-	$1,554,392
Other Financial Instruments[4]
Futures	$16	$-	$-	$16
Currency Contracts	-	805	-	805

Core Fixed Income Portfolio
Asset Backed Securities	$-	$504	$-	$504
Collateralized Mortgage Obligations	-	2,118	-	2,118
U.S. Government Agency Mortgages	-	36,457	-	36,457
U.S. Government Agency Securities	-	2,378	-	2,378
Corporate Bonds[1]	-	28,121	-	28,121
U.S. Treasury Obligations	-	22,452	-	22,452
Yankee Dollars[1]	-	5,262	-	5,262
Time Deposit	-	620	-	620
Mutual Funds	9,234	-	-	9,234
Total Investments	$9,234	$97,912	$-	$107,146
TBA Sale Commitments	$-	$(769)	$-	$(769)

Fixed Opportunity Portfolio
Corporate Bonds[1]	$-	$690,807	$-	$690,807
Yankee Dollars[1]	-	235,972	-	235,972
Preferred Stock	1,516	-	-	1,516
Time Deposit	-	4,951	-	4,951
Mutual Fund	224	-	-	224
Total Investments	$1,740	$931,730	$-	$933,470

U.S. Government Fixed Income Portfolio
U.S. Government Agency Securities	$-	$21,997	$-	$21,997
Corporate Bond[1]	-	278	-	278
U.S. Treasury Obligations	-	207,771	-	207,771
Time Deposit	-	678	-	678
Mutual Fund	12,500	-	-	12,500
Total Investments	$12,500	$230,724	$-	$243,224

U.S. Corporate Fixed Income Portfolio
Corporate Bonds[1]	$-	$179,584	$-	$179,584
Yankee Dollars[1]	-	32,360	-	32,360
Time Deposit	-	1,000	-	1,000
Mutual Fund	10,195	-	-	10,195
Total Investments	$10,195	$212,944	$-	$223,139

U.S. Mortgage/Asset Backed Fixed Income Portfolio
Asset Backed Securities	$-	$3,118		$-	$3,118
Collateralized Mortgage Obligations	-	14,323		-	14,323
U.S. Government Agency Mortgages	-	233,069		-	233,069
Mutual Funds	30,884	-		-	30,884
Total Investments	$30,884	$250,510		$-	$281,394
TBA Sale Commitments	$-	$(10,704)		$-	$(10,704)

Short-Term Municipal Portfolio
Municipal Bonds[3]	$-	$22,004		$-	$22,004
Mutual Fund	202	-		-	202
Total Investments	$202	$22,004		$-	$22,206

Intermediate Municipal Portfolio
Municipal Bonds[3]	$-	$423,156		$-	$423,156
Corporate Bond[1]	-	-	[5]	-	-	[5]
Time Deposit	-	2,668		-	2,668
Total Investments	$-	$425,824		$-	$425,824

Intermediate Municipal II Portfolio
Municipal Bonds[3]	$-	$76,263		$-	$76,263
Mutual Fund	782	-		-	782
Total Investments	$782	$76,263		$-	$77,045

1 Please see the Portfolio of Investments for industry classification.

2 Please see the Portfolio of Investments for country classification.

3 Please see the Portfolio of Investments for state classification.

4 Other Financial Instruments are derivative insturments not reflected in the Portfolio of Investments, such as futures and currency contracts, which are valued at the unrealized appreciation/(depreciation) on the insturment and written options and swap agreements, which are valued at fair value.

5 Amounts are $0 or have been rounded to $0.

6 Please see the Portfolio of Investments for securities noted as Level 1.

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were transfers from Level 1 to Level 2 as of March 31, 2014 (amounts in thousands):

Transfers from
Level 1 to Level 2

Institutional Growth Portfolio
Common Stocks	$1
Commodity Portfolio
Common Stocks	$283,148
International Equity Portfolio
Common Stocks	$1,342,189
Institutional International Equity Portfolio
Common Stocks	$2,126,797

C. Securities Transactions and Investment Income. For financial reporting purposes, portfolio securities transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized as soon as reliable information is available from the Portfolio’s sources. Interest income, including amortization of premium and accretion of discount on investments, is accrued daily, as earned. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold to the net sales proceeds. Realized gains and losses from paydown transactions on mortgage backed and asset backed securities are classified as investment income or loss for financial reporting purposes.

For certain securities, including real estate investment trusts, the Portfolio records distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio adjusts the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

D.  Restricted Securities.  A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the "1933 Act") (absent an exemption). Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At March 31, 2014, the Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Commodity Portfolio, International Equity Portfolio, Institutional International Equity Portfolio, Emerging Markets Portfolio, Core Fixed Income Portfolio, Fixed Opportunity Portfolio and U.S. Corporate Fixed Income Portfolio held restricted securities representing 0.32%, 0.00%, 0.00%, 1.86%, 2.21%, 1.66%, 7.06%, 4.54%, 29.49 and 13.06% of net assets, respectively. The restricted securities held as of March 31, 2014 are identified below:

			Shares
			or
	Acquisition	Acquisition	Principal	Fair
Security	Date	Cost (000)	Amount (000)	Value (000)
Institutional Growth Portfolio
Banco Bradesco SA, 2.34%, 5/16/14	5/9/11	$500	500	$500
Banco Votorantim SA, 5.25%, 2/11/16	2/7/11	995	1,000	1,039
BlueMountain CLO Ltd., Series 2005-1A, Class A1F, 0.47%, 11/15/17	11/27/12	48	48	48
DNB Bank ASA, 3.20%, 4/3/17	3/26/12	1,099	1,100	1,155
Doric Nimrod Air Finance Alpha Ltd., Series 2012-1, Class A, 5.13%, 11/30/24	6/28/12	188	188	195
Kingsland Ltd., Series 2005-1A, Class A1A, 0.48%, 6/13/19	11/28/12	41	41	41
SSIF Nevada LP, 0.94%, 4/14/14	4/6/11	1,400	1,400	1,400
		$4,271		$4,378

Small Cap-Mid Cap Portfolio
Clinical Data, Inc.	4/14/11	$-	500	$-
Enbridge Energy Management LLC	2/3/04	-	136,440	-
Gerber Scientific, Inc.	8/23/11	-	1,000	-
Leap CVR	3/17/14	-	260	-
The New Home Co., Inc.	3/31/14	1	74	1
		$1		$1

Institutional Small Cap-Mid Cap Portfolio
Clinical Data, Inc.	4/14/11	$-	700	$-
Gerber Scientific, Inc.	8/23/11	-	1,400	-
		$-		$-

Commodity Portfolio
ACA CLO Ltd., Series 2006-2A, Class A1, 0.49%, 1/20/21	3/12/14	$990	996	$993
Achmea Hypotheekbank NV, 3.20%, 11/3/14	2/8/12	467	462	470
AIMCO, Series 2005-AAB, Class A1B, 0.49%, 10/20/19	8/27/12	199	204	202
AK Transneft OAO - Preferred	9/29/11	122	98	213
Atrium CDO Corp., Series 5A, Class A1, 0.48%, 7/20/20	3/20/14	891	900	891
Avenue CLO Ltd., Series 2004-2AL, Class A1L, 0.50%, 10/30/17	3/15/13	126	126	126
BCAP LLC Trust, Series 2011-R11, Class 30A5, 2.39%, 1/26/34	3/11/14	74	74	74
BlueMountain CLO Ltd., Series 2005 - 1A, Class A1F, 0.47%, 11/15/17	11/27/12	211	213	212
Commercial Industrial Finance Corp., Series 2007-1AL, Class A1L 0.50%, 5/10/21	6/15/11	538	565	557
Citibank Omni Master Trust, Series 2009-A14A4, Class A14, 2.90%, 8/15/18	6/9/11	1,035	1,000	1,010
Deutsche Annington Finance BV, 3.20%, 10/2/17	9/25/13	1,400	1,400	1,433
Dexia Credit Local SA NY, 1.25%, 10/18/16	10/10/13	998	1,000	1,003
Fore CLO Ltd., Series 2007-1AB, Class A1B, 0.48%, 7/20/19	11/27/12	519	532	524
Four Corners CLO Ltd., Series 2006-2A, Class A, 0.51%, 1/26/20	12/11/12	294	298	295
Gazprom OAO, 9.25%, 4/23/19	1/7/14	369	300	354
Gulf Stream Sextant CLO Ltd., Series 2006-1A, Class B, 0.63%, 8/21/20	3/18/14	294	300	294
HSBC Bank PLC, 1.63%, 7/7/14	6/28/11	1,000	1,000	1,003
Kommunalbanken AS, 0.61%, 3/27/17	3/20/12	500	500	504
New York Life Global Funding, 2.10%, 1/2/19	12/5/13	899	900	899
Nordea Eiendomskreditt AS, 2.13%, 9/22/16	9/15/11	400	400	411
Oak Hill Credit Partners, Series 2005 - 4AB, Class A1B, 0.49%, 5/17/21	9/11/12	247	251	251
Overseas Private Investment Corp., 4.73%, 3/15/22	8/22/13	220	200	223

			Shares
			or
	Acquisition	Acquisition	Principal	Fair
Security	Date	Cost (000)	Amount (000)	Value (000)
Commodity Portfolio (continued)
Race Point CLO Ltd., Series 2006-3, Class A, 0.50%, 4/15/20	3/11/14	$2,138	2,154	$2,127
Reliance Industries Ltd. - Sponsored GDR	8/10/11	4,860	166,605	5,193
Republic of Slovenia, 4.70%, 11/1/16	11/15/13	403	300	448
Rosneft International Holdings Ltd., Series 6, 7.88%, 3/13/18	1/7/14	347	300	335
Stanfield Bristol CLO Ltd., Series 2005 - 1A, Class A1, 0.50%, 10/15/19	12/11/12	88	89	88
		$19,629		$20,133

International Equity Portfolio
AES Gener SA	3/27/14	$-	1,952	$-
AIA Group Ltd.	9/9/13	6,633	2,313,980	11,006
Deutsche Post AG	8/8/12	3,042	150,696	5,602
International Consolidated Airlines Group SA	10/22/10	2,015	490,563	3,412
ISS A/S	6/5/13	611	20,554	690
KBC Groep NV	3/21/12	1,573	31,542	1,942
Lloyds Banking Group PLC	3/12/14	5,338	5,775,103	7,224
Royal Mail PLC	10/11/13	1,072	157,176	1,477
Ziggo NV	3/13/14	2,375	71,481	3,174
		$22,659		$34,527

Institutional International Portfolio
AES Gener SA	3/27/14	$-	3,873	$-
AIA Group Ltd.	10/22/10	8,698	3,070,918	14,605
Deutsche Post AG	8/8/12	4,550	226,685	8,427
International Consolidated Airlines Group SA	6/5/13	2,826	691,123	4,808
ISS A/S	3/13/14	903	30,377	1,020
KBC Groep NV	9/9/13	2,360	46,993	2,894
Lloyds Banking Group PLC	3/28/13	7,553	7,914,767	9,900
Royal Mail PLC	10/11/13	1,579	231,544	2,176
Ziggo NV	3/21/12	3,185	92,305	4,099
		$31,654		$47,929

Emerging Markets Portfolio
AES Gener SA	11/28/12	$379	595,449	$2
Global Bio-Chem Technology Group Co. Ltd.	7/13/10	2,596	24,281,200	1,004
Hindustan Petroleum Corp. Ltd.	12/22/11	3,348	851,070	4,423
India Cements Ltd.	10/13/11	7,985	8,235,924	8,417
JD Group Ltd.	8/3/11	4,131	1,260,233	3,247
Jubilant Life Sciences Ltd.	9/30/11	997	317,129	845
Korea Electric Power Corp.	2/24/12	1,455	59,440	2,041
Lianhua Supermarket Holdings Ltd., H Shares	1/4/12	5,492	7,107,000	4,049
Magnesita Refratarios SA	7/18/11	4,863	1,854,200	4,120
NMDC Ltd.	5/31/10	7,032	3,053,915	7,126
NWS Holdings Ltd.	3/18/10	7,029	4,677,487	7,894
Oriental Bank of Commerce	11/22/11	2,332	627,902	2,349
Parkson Holdings Berhad	3/18/13	436	303,100	279
Power Grid Corp. of India Ltd.	3/4/13	8,060	4,974,163	8,764
Reliance Industries Ltd.	9/26/12	17,680	1,256,303	19,622
Reliance Industries Ltd. - Sponsored GDR	9/29/11	2,548	93,930	2,928
Rolta India Ltd.	8/12/11	2,267	1,788,289	2,198
Rosneft Oil Co. OJSC - Sponsored GDR, Registered Shares	5/10/13	9,399	1,347,860	8,988
Shanghai Industrial Holdings Ltd.	12/10/09	11,974	3,693,000	12,335
Steel Authority of India Ltd.	3/9/11	4,823	4,410,290	5,279
Tong Yang Life Insurance Co. Ltd.	6/12/12	2,354	258,790	2,481
Via Varejo SA	12/13/13	3,461	350,807	3,665
		$110,641		$112,056

			Shares
			or
	Acquisition	Acquisition	Principal	Fair
Security	Date	Cost (000)	Amount (000)	Value (000)
Core Fixed Income Portfolio
American Airlines, Series 2013-2, Class A	7/24/13	$668	654	$587
Barrick International (Barbados) Corp.	12/8/10	226	207	203
ERAC USA Finance Co.	12/9/10	317	309	345
ERAC USA Finance Co.	12/9/10	146	142	149
ERAC USA Finance LLC	7/18/13	316	316	321
Fairfax Financial Holdings Ltd.	5/4/11	278	279	294
Japan Tobacco, Inc.	7/16/13	381	381	381
MassMutual Global Funding LLC	3/29/12	289	290	296
Sabmiller Holdings, Inc.	1/10/12	455	455	468
TSMC Global Ltd.	3/27/13	356	356	345
Volkswagen International Finance N.V.	3/19/12	353	354	364
Wesfarmers Ltd.	3/13/13	315	315	309
Woodside Finance Ltd., Callable 2/10/21 @ 100.00	5/5/11	454	452	484
		$4,554		$4,546

Fixed Opportunity Portfolio
Activision Blizzard, Inc., Callable 9/15/16 @ 104.22	9/12/13	$5,518	5,443	$5,824
Albea Beauty Holdings SA, Callable 11/1/15 @ 106.28	10/17/12	4,983	4,817	5,226
Allegion US Holding Co., Inc., Callable 10/1/16 @ 104.31	9/27/13	4,094	4,094	4,309
Alliant Techsystems, Inc., Callable 10/1/16 @ 103.94	10/22/13	4,897	4,897	5,031
American Airlines Pass-Through Trust, Series 13-1, Class B,	1/31/14	587	572	585
American Airlines Pass-Through Trust, Series 13-2, Class B,	12/6/13	2,317	2,306	2,403
Amsted Industries, Inc., Callable 3/15/18 @ 102.5	3/3/14	3,844	3,844	3,863
Audatex North America, Inc., Callable 6/15/17 @ 103	10/17/13	2,330	2,290	2,445
Banco del Estado de Chile	12/13/13	332	325	336
Barry Callebaut Services NV	10/31/13	5,628	5,540	5,768
BI-LO LLC/BI-LO Finance Corp., Callable 2/15/15 @ 104.63	6/7/12	845	799	876
Bombardier, Inc.	3/5/12	1,175	1,180	1,192
Bombardier, Inc.	1/9/13	172	172	174
Calcipar SA, Callable 5/1/15 @ 103.44	6/7/12	1,603	1,600	1,704
Calfrac Holdings LP, Callable 12/1/15 @ 103.75	12/16/13	4,163	3,995	4,195
Calpine Corp., Callable 11/1/15 @ 103.75	5/31/12	2,735	2,576	2,814
Calpine Corp., Callable 1/15/17 @ 103.94	12/6/11	5,287	4,953	5,547
Cequel Communications Holdings I LLC/Cequel Capital Corp., Callable 9/15/15 @ 104.78	10/11/12	7,096	6,945	7,257
CIT Group, Inc.	3/21/12	3,798	3,515	3,932
CIT Group, Inc.	2/2/12	2,155	2,155	2,214
Cogeco Cable, Inc., Callable 5/1/16 @ 103.66	4/18/13	2,094	2,107	2,096
Credit Acceptance Corp., Callable 2/15/17 @ 103.06	1/16/14	1,001	1,001	1,041
Drill Rigs Holdings, Inc., Callable 10/1/15 @ 103.25	9/13/12	5,766	5,702	5,944
Expro Finance Luxembourg SCA, Callable 12/15/14 @ 102.13	5/31/12	5,194	5,053	5,287
First Cash Financial Services, Inc., Callable 4/1/17 @ 106.06	3/19/14	2,764	2,744	2,813
FMG Resources (August 06) Pty Ltd., Callable 2/1/15 @ 103.44	9/7/12	200	205	216
FMG Resources (August 06) Pty Ltd., Callable 11/1/15 @ 104.13	10/25/11	5,311	5,245	5,770
FMG Resources (August 06) Pty Ltd., Callable 4/1/17 @ 103.44	5/29/12	1,495	1,525	1,643
Gibson Energy, Inc., Callable 7/15/16 @ 105.06	6/25/13	1,790	1,814	1,946
Griffon Corp., Callable 2/1/17 @ 103.94	2/12/14	1,907	1,907	1,888
Grifols Worldwide Operations Ltd., Callable 4/1/17 @ 103.94	3/5/14	1,520	1,500	1,534
Harland Clarke Holdings Corp., Callable 3/1/17 @ 103.44	2/4/14	1,900	1,883	1,911
Hawk Acquisition Sub, Inc., Callable 4/15/15 @ 102.13	3/22/13	5,715	5,715	5,622
Hilcorp Energy, Inc./Hilcorp Energy Co., Callable 2/15/15 @ 104	5/29/12	6,436	5,999	6,494
Hilcorp Energy, Inc./Hilcorp Energy Co., Callable 10/1/15 @ 103.81	5/10/13	992	900	986
ILFC E-Capital Trust ll, Callable 12/21/15 @ 100	3/30/10	254	330	320

			Shares
			or
	Acquisition	Acquisition	Principal	Fair
Security	Date	Cost (000)	Amount (000)	Value (000)
Fixed Opportunity Portfolio (continued)
Imperial Metals, Callable 3/15/17 @ 103.5	3/6/14	$403	403	$411
Intelsat Jackson Holdings SA, Callable 8/1/18 @ 102.75	5/21/13	5,900	6,065	5,943
Intergen NV, Callable 6/30/18 @ 103.5	6/7/13	3,172	3,224	3,385
J.B. Poindexter & Co., Inc., Callable 4/1/17 @ 104.5	6/13/12	1,096	1,100	1,174
JBS USA LLC/JBS USA Finance, Inc., Callable 6/1/15 @ 105.44	5/29/12	7,984	8,000	8,520
JMC Steel Group, Inc., Callable 3/15/15 @ 104.25	3/4/11	2,672	2,622	2,681
Kindred Healthcare, Inc., Callable 4/15/17 @ 104.78	3/26/14	2,567	2,556	2,562
Linn Energy LLC/Linn Energy Finance Corp., Callable 11/1/15 @ 103.13	5/9/13	792	760	792
LKQ Corp., Callable 5/15/18 @ 102.38	10/23/13	1,034	1,081	1,024
Lynx I Corp., Callable 4/15/17 @ 102.69	2/7/13	1,134	1,134	1,171
Lynx II Corp., Callable 4/15/18 @ 103.19	2/7/13	1,100	1,100	1,166
Martin Midstream Partners LP/Martin Midstream Finance Corp., Callable 2/15/17 @ 103.63	3/14/14	1,421	1,380	1,447
MedImpact Holdings, Inc., Callable 2/1/15 @ 105.25	2/1/11	2,255	2,246	2,437
MEG Energy Corp., Callable 3/15/15 @ 104.88	6/28/13	2,391	2,400	2,526
MEG Energy Corp., Callable 7/30/17 @ 103.19	7/16/12	3,807	3,691	3,819
MEG Energy Corp., Callable 9/30/18 @ 103.5	9/26/13	1,000	1,000	1,058
MidContinent Express Pipeline LLC	5/6/13	2,450	2,400	2,445
Navios Maritime Holdings, Inc., Callable 1/15/17 @ 105.53	1/8/14	3,485	3,393	3,469
NCR Corp., Callable 12/15/17 @ 102.94	3/24/14	2,082	1,969	2,072
Netflix, Inc.	2/4/14	1,906	1,906	1,973
NGL Energy Partners LP, Callable 10/15/16 @ 105.16	10/10/13	3,184	3,184	3,311
Nielsen Finance LLC/Nielsen Finance Co., Callable 4/15/17 @ 103.75	3/28/14	1,489	1,489	1,493
Northern Blizzard Resources, Inc., Callable 2/1/17 @ 105.44	1/24/14	3,397	3,397	3,498
NRG Energy, Inc., Callable 7/15/18 @ 103.13	1/10/14	1,495	1,495	1,540
Nuance Communications, Inc., Callable 8/15/16 @ 102.69	8/9/12	2,589	2,556	2,543
Oasis Petroleum, Inc., Callable 9/15/17 @ 103.44	9/10/13	3,899	3,899	4,221
Pacific Drilling SA, Callable 6/1/16 @ 104.03	5/17/13	6,235	6,348	6,300
Pacific Drilling V Ltd., Callable 12/1/15 @ 103.63	11/16/12	2,586	2,521	2,723
Penerbangan Malaysia Berhad	12/13/13	563	520	564
Petronas Capital Ltd.	12/13/13	833	750	843
Post Holdings, Inc., Callable 2/15/17 @ 103.69	7/11/13	2,737	2,595	2,790
Provident Funding Associates LP/PFG Finance Corp., Callable 6/15/16 @ 105.06	5/22/13	460	460	460
Rockies Express Pipeline LLC	1/10/13	1,042	1,042	1,050
RSI Home Products, Inc., Callable 3/1/15 @ 105.16	2/15/13	4,367	4,181	4,484
Sabre, Inc., Callable 5/15/15 @ 106.38	6/7/12	637	632	698
Salix Pharmaceuticals Ltd., Callable 1/15/17 @ 104.5	12/12/13	1,038	1,038	1,108
Sensata Technologies BV	9/5/13	1,493	1,597	1,569
Service Corp. International, Callable 7/15/17 @ 102.69	6/17/13	1,000	1,000	1,013
Sinochem Hong Kong Group Co. Ltd.	12/13/13	671	650	671
Sirius XM Radio, Inc., Callable 8/15/17 @ 102.63	8/8/12	1,665	1,655	1,705
Sirius XM Radio, Inc., Callable 5/1/16 @ 102.13	5/2/13	1,199	1,217	1,190
Sirius XM Radio, Inc., Callable 10/1/16 @ 102.94	9/19/13	1,722	1,714	1,804
SoftBank Corp.	4/18/13	3,969	4,011	3,991
Sprint Nextel Corp.	6/28/13	1,921	1,665	2,035
Sprint Nextel Corp.	2/27/12	2,130	1,960	2,259
Stackpole International Intermediate Co. SA, Callable 10/15/16 @ 105.81	10/1/13	5,617	5,481	5,872
Stena AB	1/17/14	2,038	2,038	2,074
StoneMor Partners LP, Callable 6/1/16 @ 105.91	5/16/13	2,994	3,014	3,097
Sun Merger Sub, Inc., Callable 8/1/15 @ 102	7/19/13	192	192	199
Taylor Morrison Communities, Inc., Callable 4/15/16 @ 103.94	4/11/13	3,824	3,830	3,868
Taylor Morrison Communities, Inc., Callable 12/1/23 @ 100	2/28/14	2,031	2,029	2,004
Tenet Healthcare Corp.	9/13/13	9,349	9,136	9,776
The ADT Corp.	12/10/13	4,086	3,897	4,004
The Nielsen Co. (Luxembourg) Sarl, Callable 10/1/16 @ 104.13	9/20/13	804	804	839
Titan International, Inc., Callable 10/1/16 @ 105.16	9/26/13	5,157	5,132	5,440

			Shares
			or
	Acquisition	Acquisition	Principal	Fair
Security	Date	Cost (000)	Amount (000)	Value (000)
Fixed Opportunity Portfolio (continued)
TRW Automotive, Inc.	2/25/13	$1,329	1,320	$1,356
Tullow Oil PLC, Callable 11/1/16 @ 103	11/1/13	3,751	3,751	3,807
UPCB Finance V Ltd., Callable 11/15/16 @ 103.63	11/8/11	4,920	4,652	5,129
UPCB Finance VI Ltd., Callable 1/15/17 @ 103.44	7/3/12	1,064	1,037	1,130
Valeant Pharmaceuticals International, Inc., Callable 10/15/16 @ 103.19	8/5/13	1,066	1,038	1,121
Valeant Pharmaceuticals International, Inc., Callable 12/1/16 @ 102.81	11/15/13	2,081	2,081	2,185
VPII Escrow Corp., Callable 7/15/16 @ 105.63	6/27/13	1,055	1,055	1,187
VPII Escrow Corp., Callable 8/15/15 @ 105.06	6/27/13	5,615	5,520	6,071
William Lyon Homes, Inc., Callable 4/15/16 @ 104.31	3/26/14	393	393	398
Wind Acquisition Finance SA, Callable 11/15/14 @ 103.63	11/18/10	2,394	2,503	2,641
Wind Acquisition Finance SA, Callable 11/15/14 @ 103.63	1/9/13	906	881	927
		$269,536		$278,269

U.S. Corporate Fixed Income Portfolio
American Airlines, Series 2013-2, Class A	9/12/13	$4,357	4,274	$4,584
Barrick International (Barbados) Corp.	10/17/12	1,641	1,507	1,479
ERAC USA Finance Co.	10/22/13	2,440	2,372	2,645
ERAC USA Finance Co.	9/27/13	675	658	691
ERAC USA Finance LLC	1/31/14	2,104	2,107	2,143
Fairfax Financial Holdings Ltd.	12/6/13	1,821	1,826	1,927
Japan Tobacco, Inc.	3/3/14	2,535	2,537	2,536
MassMutual Global Funding LLC	10/17/13	1,518	1,522	1,553
Sabmiller Holdings, Inc.	12/13/13	2,297	2,300	2,365
TSMC Global Ltd.	10/31/13	2,291	2,292	2,222
Volkswagen International Finance N.V.	6/7/12	1,851	1,858	1,911
Wesfarmers Ltd.	3/5/12	1,977	1,977	1,938
Woodside Finance Ltd., Callable 2/10/21 @ 100.00	1/9/13	2,994	2,980	3,189
		$28,501		$29,183

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) - March 31, 2014 (Unaudited)

E. Repurchase Agreements. Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and date. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by government securities (as defined in the 1940 Act), or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by two or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) or the only NRSRO issuing a rating, or, if unrated, are of comparable quality provided that the collateral is an eligible investment for the Portfolio. Master Repurchase Agreements (“MRA”) permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

F. TBA Purchase and Sale Commitments. Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. The risk is in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.

G. Derivative Instruments. Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts and swap agreements.

Forward Currency Contracts: Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into forward currency contracts (“forward contracts”) for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward contract fluctuates with changes in currency exchange rates. The forward contract is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Portfolio could be exposed to credit risk if a counterparty is unable to meet the terms of a forward contract, or market risk if the value of the currency changes unfavorably.

Financial Futures Contracts: Certain of the Portfolios may be subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) as part of their investment strategies, to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. The Commodity Portfolio may invest in commodity-linked futures contracts to gain exposure to the commodities market. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instrument. A Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the Trust’s custodian.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) - March 31, 2014 (Unaudited)

Options Contracts — Purchased Options Contracts: Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may purchase put or call options. Options contracts provide the purchaser with the right, but not the obligation, to buy or sell (call or put option, respectively) a financial instrument at the exercise price.

Options Contracts — Written Options Contracts: Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. Premiums received from written options contracts are recorded as liabilities and are subsequently adjusted to the current value of the options written. When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying instrument.

With exchange-traded options, there is minimal counterparty credit risk to the Portfolios since the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. With over-the-counter options, the Portfolios bear the risk that counterparties will be unable to perform under the terms of the contracts.

The Institutional Growth Portfolio and Commodity Portfolio had the following transactions in written call and put options during the quarter ending March 31, 2014:

Institutional Growth Portfolio	Number Of Contracts	Premiums Received (000)
Options outstanding at December 31, 2013	(1,328)	$(48)
Options purchased	(1,088)	(72)
Options expired	1,363	59
Options closed	33	6
Options outstanding at March 31, 2014	(1,020)	$(55)

Commodity Portfolio	Number Of Contracts	Premiums Received (000)
Options outstanding at December 31, 2013	(1,590)	$(375)
Options purchased	(1,178,059)	(132)
Options expired	26,119	126
Options closed	55	236
Options outstanding at March 31, 2014	(1,153,475)	$(145)

Swap Agreements: Certain of the Portfolios may enter into swap agreements (“swap”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Interest Rate Swaps: Certain of the Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because certain Portfolios hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. Certain Portfolios may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay and receive a fixed or floating rate of interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect their value or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the swap’s remaining life.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) - March 31, 2014 (Unaudited)

Total Return Swaps: Certain of the Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. Certain Portfolios may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty generally agrees to pay the Portfolio the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Portfolio agrees to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained at the broker-dealer or the Portfolio’s custodian. A Portfolio may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Portfolio on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap plus, in certain instances, the Portfolio agrees to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.

Variance Swaps: Certain of the Portfolios may invest in variance swaps to gain or mitigate exposure to the underlying reference securities. Variance swaps involve two parties agreeing to exchange cash flows based on the measured variance (or square of the volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swaps is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. This type of swap is essentially a forward contract on the future realized price variance of the underlying asset.

The primary risks associated with the use of swaps are an imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Portfolio will bear the counterparty risk, i.e., risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The unrealized gain or loss at March 31, 2014 is disclosed in the swap tables included in the Portfolios of Investments.

H. Bank Loans. Certain Portfolios may invest in bank loans, which generally have interest rates which are reset daily, monthly, quarterly or semiannually by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate, and secondarily the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Portfolio of Investments.

All or a portion of any bank loans may be unfunded. The Portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked-to-market daily, are presented in the Portfolio of Investments. As of March 31, 2014, the Fixed Opportunity Portfolio invested in bank loans, which are presented in the Portfolio's Portfolio of Investments.

I. Basis for Consolidation for the Commodity Portfolio. The HC Commodity Related Securities Fund, Ltd. and the HC Commodity Related Securities Fund II, Ltd. (the “Funds”) are incorporated as Cayman Islands exempted companies. The Funds are wholly-owned subsidiaries of the Commodity Portfolio and act as investment vehicles for the Commodity Portfolio for the purpose of effecting certain commodity-linked investments consistent with its investment objectives. The Funds may invest in commodity-linked derivative instruments including options, futures and swaps. The Funds may also invest in debt securities, some of which are intended to serve as margin or collateral for the Funds’ derivative positions.

HC CAPITAL TRUST

Notes to Portfolios of Investments (concluded) - March 31, 2014 (Unaudited)

Under the Articles of Association of the Funds, shares issued by the Funds give the Commodity Portfolio, as the sole shareholder, the right to receive notice of, to attend, and to vote at general meetings of the Funds, the right to participate in the profits of the Funds and rights to the assets of the Funds in the event that they are liquidated. As of March 31, 2014, the Commodity Portfolio’s aggregate investment in the Funds was $133,171,108, representing 12.30% of the Commodity Portfolio’s net assets.

The Commodity Portfolio’s investments in these Funds have been consolidated and include the portfolio holdings of the underlying Funds.

3. FEDERAL INCOME TAXES. As of March 31, 2014, the cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation on securities, for federal income tax purposes, were as follows (amounts in thousands):

				Net Tax
		Tax	Tax	Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation /
Portfolio	Securities	Appreciation	(Depreciation)	(Depreciation)
Value Portfolio	477,207	136,041	(10,322)	125,719
Institutional Value Portfolio	787,151	202,850	(13,843)	189,007
Growth Portfolio	537,257	284,682	(9,627)	275,055
Institutional Growth Portfolio	1,021,489	329,349	(11,487)	317,862
Small Cap-Mid Cap Portfolio	91,361	35,856	(3,151)	32,705
Institutional Small Cap-Mid Cap Portfolio	133,789	51,972	(4,285)	47,687
Real Estate Portfolio	175,046	15,857	(654)	15,202
Commodity Portfolio	982,051	118,690	(37,753)	80,937
International Portfolio	1,281,307	322,574	(34,871)	287,703
Institutional International Portfolio	2,440,042	498,582	(63,210)	435,372
Emerging Markets Portfolio	1,527,743	122,137	(95,488)	26,649
Core Fixed Income Portfolio	106,818	1,520	(1,193)	327
Fixed Opportunity Portfolio	900,532	35,034	(2,096)	32,938
U.S. Government Fixed Income Portfolio	243,524	2,610	(2,910)	(300)
U.S. Corporate Fixed Income Portfolio	219,754	5,240	(1,856)	3,384
U.S. Mortgage/Asset Backed Portfolio	281,666	3,343	(3,615)	(272)
Short-Term Municipal Portfolio	21,827	387	(8)	379
Intermediate Municipal Portfolio	415,674	16,494	(6,344)	10,150
Intermediate Municipal II Portfolio	74,802	2,328	(85)	2,243

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the difference between book and tax amortization methods for acquisition premium and market discount.

4. SUBSEQUENT EVENTS. Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no additional disclosures or adjustments were required to the financial statements as of March 31, 2014.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HC Capital Trust

By (Signature and Title)	/s/ Robert J. Zion
Robert J. Zion, Principal Executive Officer

Date	May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Colette L. Bergman
Colette L Bergman, Principal Financial Officer

Date	May 27, 2014

By (Signature and Title)	/s/ Robert J. Zion
Robert J. Zion, Principal Executive Officer

Date	May 27, 2014